                                    MAS LOGO

We are pleased to present the Semi-Annual Report for the Portfolios of MAS Funds listed below. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets

   Value Portfolio..........................     1
   Equity Portfolio.........................     4
   Small Cap Value Portfolio................     8
   International Equity Portfolio...........    12
   Mid Cap Growth Portfolio.................    16
   Mid Cap Value Portfolio..................    19
   Fixed Income Portfolio...................    22
   Domestic Fixed Income Portfolio..........    30
   High Yield Portfolio.....................    35
   Cash Reserves Portfolio..................    40
   Fixed Income Portfolio II................    42
   Mortgage-Backed Securities Portfolio.....    48
   Limited Duration Portfolio...............    52
   Special Purpose Fixed Income Portfolio...    57
   Municipal Portfolio......................    64
   PA Municipal Portfolio...................    69
   Global Fixed Income Portfolio............    73
   International Fixed Income Portfolio.....    76
   Intermediate Duration Portfolio..........    79
   Balanced Portfolio.......................    85
   Multi-Asset-Class Portfolio..............    95
Statement of Operations.....................   106
Statement of Changes in Net Assets..........   111
Financial Highlights........................   118
Notes to Financial Statements...............   135

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
--------------------------------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio. This portfolio is not currently open to new investors.

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                                      MAS
                    ----------------------------------------
              INSTITUTIONAL(a)   INVESTMENT(b)   ADVISER(c)   INDEX
              ------------------------------------------------------------
    SIX MONTHS       13.9%           13.7%          13.7%      11.2%
    ONE YEAR         21.2            21.0           21.0       19.8
    FIVE YEARS       19.5            19.5           19.5       16.4
    TEN YEARS        14.5            14.5           14.5       13.4
--------------------------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 5/6/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

(c) Represents an investment in the Adviser Class which commenced operations 7/17/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class.

* All returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods of less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (84.2%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                  SHARES        (000)++
-----------------------------------------------------
BANKS (8.8%)
Banc One Corp.                    155,500  $    6,181
Bank of New York Co.              601,600      22,109
Capital One Financial Corp.       608,912      22,682
Chase Manhattan Corp.             294,716      27,593
Citicorp                          248,550      26,906
Crestar Financial Corp.           255,082       8,832
First Chicago NBD Corp.           341,665      18,493
First Union Corp.                 258,482      20,969
Mellon Bank Corp.                 255,700      18,602
Republic New York Corp.           237,800      20,956
Signet Banking Corp.              600,341      17,710
Standard Federal Bancorp.         269,100      15,608
-----------------------------------------------------
GROUP TOTAL                                   226,641
-----------------------------------------------------
BASIC RESOURCES (5.5%)
Cabot Oil & Gas Corp., Class
  A                               604,481      14,507
Cyprus Amax Minerals Co.          362,500       8,609
Dow Chemical Co.                  205,100      16,408
E.I. DuPont de Nemours & Co.      274,100      29,055
Great Lakes Chemical Corp.        857,200      39,431
Rohm & Haas Co.                   325,100      24,342
Westvaco Corp.                    389,000       9,774
-----------------------------------------------------
GROUP TOTAL                                   142,126
-----------------------------------------------------
CONSUMER DURABLES (7.0%)
Ford Motor Co.                  2,072,100      65,012
General Motors Corp.              757,400      41,941
Goodyear Tire & Rubber Co.      1,000,820      52,293
Premark International, Inc.       356,600       7,088
Tupperware Corp.                  453,700      15,199
-----------------------------------------------------
GROUP TOTAL                                   181,533
-----------------------------------------------------
CONSUMER SERVICES (0.3%)
Standard Register Co.             242,900       7,955
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (2.1%)
Federal Home Loan Mortgage
  Corp.                           267,900       7,300
Federal National Mortgage
  Association                     424,800      15,346
Great Western Financial           457,773      18,482
Salomon, Inc.                     282,900      14,110
-----------------------------------------------------
GROUP TOTAL                                    55,238
-----------------------------------------------------
ENERGY (9.0%)
Amoco Corp.                       338,500      29,323
Atlantic Richfield Co.            208,400      28,134
British Petroleum plc ADR         214,800      29,481
El Paso Natural Gas Co.           359,965      20,383
MAPCO, Inc.                       716,400      22,208
PanEnergy Corp.                   284,400      12,265

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                           SHARES     (000)++
-----------------------------------------------------
Phillips Petroleum Co.            515,600  $   21,075
Repsol SA ADR                     648,400      26,422
Ultramar Diamond Shamrock
  Corp.                           513,500      16,304
YPF SA ADR                        982,900      26,047
-----------------------------------------------------
GROUP TOTAL                                   231,642
-----------------------------------------------------
FOOD, TOBACCO & OTHER (5.0%)
Archer Daniels Midland Co.        982,358      17,560
IBP, Inc.                         804,900      19,821
Philip Morris Co., Inc.           440,450      50,266
RJR Nabisco Holdings Corp.        606,360      19,555
Universal Foods Corp.             630,900      20,977
-----------------------------------------------------
GROUP TOTAL                                   128,179
-----------------------------------------------------
HEALTH CARE (5.1%)
Beckman Instruments, Inc.         824,400      34,625
Bergen Brunswig Corp., Class
  A                               768,100      22,851
* Foundation Health Corp.         613,000      22,375
Mallinckrodt, Inc.                633,300      26,044
* Maxicare Health Plans,
  Inc.                            413,700      10,394
* Nellcor, Inc.                   903,100      15,917
-----------------------------------------------------
GROUP TOTAL                                   132,206
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (19.3%)
* AMR Corp.                       236,727      19,530
Burlington Northern Santa
  Fe, Inc.                        275,340      20,375
Case Corp.                        849,200      43,097
Caterpillar, Inc.                 218,100      17,503
CSX Corp.                         250,430      11,645
++ ++ Cummins Engine Co., Inc.  1,101,800      56,467
Deere & Co.                       414,800      18,044
Eaton Corp.                       302,100      21,411
* FMC Corp.                       466,020      28,544
Harnischfeger Industries,
  Inc.                            862,800      40,120
Kennametal, Inc.                  718,509      26,046
Olsten Corp.                      644,200      10,388
Parker Hannifin Corp.             524,500      22,422
Raytheon Corp.                    282,700      12,757
Tecumseh Products Co., Class
  A                               684,300      39,005
Textron, Inc.                     243,710      25,590
Trinova Corp.                   1,388,000      46,498
TRW, Inc.                         362,600      18,764
* UAL Corp.                       319,600      20,694
-----------------------------------------------------
GROUP TOTAL                                   498,900
-----------------------------------------------------
INSURANCE (7.1%)
Allstate Corp.                    420,265      24,953
American General Corp.            382,600      15,591
Chubb Corp.                       246,700      13,291
Everest Reinsurance
  Holdings, Inc.                  843,500      24,778
ITT Hartford Group, Inc.          234,200      16,892
Old Republic International
  Corp.                           735,700      18,852
PMI Group, Inc.                    72,400       3,629
Providian Corp.                   432,300      23,128


                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
ReliaStar Financial Corp.         337,700  $   19,967
Transatlantic Holdings, Inc.      268,100      22,520
-----------------------------------------------------
GROUP TOTAL                                   183,601
-----------------------------------------------------
RETAIL (4.0%)
Dillard Department Stores,
  Inc., Class A                   665,200      20,954
Springs Industries, Inc.,
  Class A                         426,500      19,086
Talbots, Inc.                     378,400      11,967
* Toys R Us, Inc.                 844,900      23,657
V.F. Corp.                        405,240      27,100
-----------------------------------------------------
GROUP TOTAL                                   102,764
-----------------------------------------------------
TECHNOLOGY (8.0%)
* Compaq Computer Corp.           360,150      27,596
International Business
  Machines Corp.                  412,200      56,626
* Seagate Technology            1,063,300      47,716
* Stratus Computer, Inc.          962,900      29,850
Tektronix, Inc.                   575,900      29,083
* Western Digital Corp.           280,300      15,872
-----------------------------------------------------
GROUP TOTAL                                   206,743
-----------------------------------------------------
UTILITIES (3.0%)
Central Maine Power Co.           525,700       5,585
Cinergy Corp.                     243,800       8,320
DTE Energy Co.                    507,200      13,631
Entergy Corp.                     555,464      13,609
GPU, Inc.                         462,960      14,873
MCI Communications Corp.          268,200       9,555
PECO Energy Co.                   513,500      10,462
Sprint Corp.                       14,400         655
-----------------------------------------------------
GROUP TOTAL                                    76,690
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,795,128)       2,174,218
-----------------------------------------------------
CASH EQUIVALENTS (19.5%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                               ----------
Short-term Investments
  Held as Collateral for
  Loaned Securities (3.1%)    $    79,385      79,385
-----------------------------------------------------
COMMERCIAL PAPER (10.4%)
Asset Backed Corp.
   5.34%, 4/1/97                   30,000      30,000
Asset Securitization Corp.
   5.26%, 4/14/97                  30,000      29,943
Bell Atlantic Financial
   Services 5.36%, 4/25/97         32,500      32,384
Canadian Imperial Bank Corp.
   5.51%, 5/23/97                  30,000      29,761
Commerzbanc
   5.43%, 5/20/97                  30,000      29,778

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                     FACE
                                   AMOUNT       VALUE
                                    (000)     (000)++
-----------------------------------------------------
Greenwich Funding 5.34%,
   4/1/97                     $    27,000  $   27,000
International Business
  Machines
  Credit Corp. 5.35%,
   4/21/97                         30,000      29,911
Prudential Funding Corp.
   5.36%, 5/5/97                   30,000      29,848
Toronto Dominion 5.47%,
   4/21/97                         30,000      29,909
-----------------------------------------------------
GROUP TOTAL                                   268,534
-----------------------------------------------------
REPURCHASE AGREEMENT (6.0%)
Chase Securities, Inc.
   6.20%, dated 3/31/97, due
   4/1/97, to be repurchased
   at $154,125,
   collateralized by various
   U.S. Government
   Obligations, due 4/10/97-
   1/29/99, valued at
   $155,640                       154,099     154,099
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $502,018)        502,018
-----------------------------------------------------
TOTAL INVESTMENTS (103.7%) (Cost
  $2,297,146)                               2,676,236
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.7%)
Dividends Receivable                            3,284
Interest Receivable                                27
Receivable for Investments Sold                 9,612
Receivable for Fund Shares Sold                13,120
Other Assets                                       38
Payable for Investments Purchased             (30,724)
Payable for Fund Shares Redeemed               (6,325)
Payable for Investment Advisory Fees           (3,157)
Payable for Administrative Fees                  (187)
Payable for Shareholder Servicing
  Fee-Investment Class                             (2)
Payable for Distribution
  Fee-Adviser Class                               (14)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (37)
Payable for Daily Variation on
  Futures Contracts                            (1,321)
Collateral on Securities Loaned, at Value     (79,385)
Other Liabilities                                (103)
                                           ----------
                                              (95,174)
-----------------------------------------------------
NET ASSETS (100%)                          $2,581,062
-----------------------------------------------------


                                                VALUE
                                              (000)++
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 150,628,254 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $2,493,861
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    16.56
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 965,284 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)             $   15,979
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    16.55
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 4,305,421 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)             $   71,222
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    16.54
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                            $2,028,129
Undistributed Net Investment Income
  (Loss)                                       13,129
Undistributed Realized Net Gain (Loss)        163,392
Unrealized Appreciation (Depreciation)
  on:
  Investment Securities                       379,090
  Futures                                      (2,678)
-----------------------------------------------------
NET ASSETS                                 $2,581,062
-----------------------------------------------------
++   See Note A1 to Financial Statements.
*    Non-income producing security.
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Equity Portfolio is Miller Anderson & Sherrerd's core-strategy common stock fund, investing mostly in stocks of large companies. MAS employs strategic economic and market analyses and disciplined valuation methodologies to identify the best individual stocks. Strategic over- and under-weightings are managed to maintain a portfolio that is well diversified among industry sectors.

-----------------------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                                      MAS
                          ------------------------------
                       INSTITUTIONAL(a)   INVESTMENT(b)   INDEX
                           -------------------------------------------
    SIX MONTHS               11.2%            11.0%       11.2%
    ONE YEAR                 16.3             16.1        19.8
    FIVE YEARS               14.4             14.3        16.4
    TEN YEARS                13.1             13.0        13.4
----------------------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 4/10/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

* All returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (94.7%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                   SHARES       (000)++
-----------------------------------------------------
BANKS (3.6%)
Chase Manhattan Corp.              67,000  $    6,273
Citicorp                           59,400       6,430
First Union Corp.                 182,903      14,838
Mellon Bank Corp.                  94,400       6,867
Wells Fargo & Co.                  40,700      11,564
-----------------------------------------------------
GROUP TOTAL                                    45,972
-----------------------------------------------------


                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
BASIC RESOURCES (4.9%)
Bowater, Inc.                     159,400  $    6,197
Champion International Corp.      390,300      17,759
E.I. DuPont de Nemours & Co.      252,000      26,712
Great Lakes Chemical Corp.        138,700       6,380
Willamette Industries, Inc.        77,200       4,825
-----------------------------------------------------
GROUP TOTAL                                    61,873
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.2%)
Kimberly-Clark Corp.               37,554       3,732
Procter & Gamble Co.               96,000      11,040
-----------------------------------------------------
GROUP TOTAL                                    14,772
-----------------------------------------------------
CONSUMER DURABLES (4.6%)
Chrysler Corp.                    440,700      13,221
Ford Motor Co.                    465,200      14,596
General Motors Corp.              373,117      20,661
Goodyear Tire & Rubber Co.        181,400       9,478
-----------------------------------------------------
GROUP TOTAL                                    57,956
-----------------------------------------------------
CONSUMER SERVICES (6.9%)
Carnival Corp., Class A           113,700       4,207
* Clear Channel
  Communications, Inc.            186,800       8,009
* GTECH Holdings Corp.            350,900      10,571
* HFS, Inc.                       465,900      27,430
@ Homestead Village, Inc                1          --
International Game Technology     298,700       4,816
News Corp. Limited ADR            384,800       5,724
Service Corp. International       512,600      15,250
* Tele-Communications, Inc.,
  Class A                         492,900       5,915
Tele-Communications Liberty
  Media Group, Class A            281,342       5,609
-----------------------------------------------------
GROUP TOTAL                                    87,531
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (3.2%)
American Express Co.               58,300       3,491
Bear Stearns Co., Inc.            210,000       5,512
CMAC Investment Corp.              99,100       3,307
Franklin Resources, Inc.           52,450       2,675
Lehman Brothers Holdings, Inc.    142,200       4,142
Transamerica Corp.                230,834      20,660
-----------------------------------------------------
GROUP TOTAL                                    39,787
-----------------------------------------------------
ENERGY (5.8%)
British Petroleum plc ADR         139,217      19,107
Coastal Corp.                     162,800       7,814
Columbia Gas System, Inc.         102,200       5,915
Mobil Corp.                        51,175       6,685
Phillips Petroleum Co.            343,900      14,057
Repsol SA ADR                     184,600       7,522
Royal Dutch Petroleum Co. ADR      30,490       5,336
Texaco, Inc.                       58,900       6,450
-----------------------------------------------------
GROUP TOTAL                                    72,886
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
FOOD, TOBACCO & OTHER (6.0%)
Campbell Soup Co.                 267,800  $   12,419
Philip Morris Cos., Inc.          372,390      42,499
RJR Nabisco Holdings Corp.        359,580      11,597
Unilever N.V. ADR                  48,200       8,977
-----------------------------------------------------
GROUP TOTAL                                    75,492
-----------------------------------------------------
HEALTH CARE (7.4%)
Aetna, Inc.                       287,700      24,706
Baxter International, Inc.        152,700       6,585
Becton, Dickinson & Co.           219,100       9,860
Bristol-Myers Squibb Co.          230,172      13,580
Columbia/HCA Healthcare Corp.     460,105      15,471
Health Management Associates,
  Class A                         268,300       6,372
Merck & Co., Inc.                 100,200       8,442
SmithKline Beecham plc ADR        116,000       8,120
-----------------------------------------------------
GROUP TOTAL                                    93,136
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (11.3%)
Allied Signal, Inc.                75,400       5,372
* AMR Corp.                        79,900       6,592
CASE Corp.                        246,500      12,510
Cummins Engine Co., Inc.          473,300      24,257
Delta Air Lines, Inc.              56,600       4,761
Eaton Corp.                        96,900       6,868
* FMC Corp.                       216,100      13,236
General Electric Co.               80,605       8,000
Hillenbrand Industries, Inc.       24,800         989
McDonnell Douglas Corp.            86,300       5,264
@ PML, Inc.                           125          --
Tenneco, Inc.                     102,300       3,990
Textron, Inc.                      62,800       6,594
Trinova Corp.                     197,800       6,626
Union Pacific Corp.               206,250      11,705
United Technologies Corp.         171,300      12,890
WMX Technologies, Inc.            420,300      12,872
-----------------------------------------------------
GROUP TOTAL                                   142,526
-----------------------------------------------------
INSURANCE (5.5%)
Ace, Ltd.                         128,700       8,237
Allstate Corp.                    226,800      13,466
CIGNA Corp.                        69,200      10,112
Exel Ltd.                         240,400      10,157
ITT Hartford Group, Inc.          220,850      15,929
Loews Corp.                       135,300      12,024
-----------------------------------------------------
GROUP TOTAL                                    69,925
-----------------------------------------------------
MID CAP GROWTH (3.8%)
Advanced Fibre Communications,
Inc.                               14,400         464
* Altera Corp.                     13,100         563
* Ascend Communications, Inc.       5,600         228
* Ascent Entertainment Group,
  Inc.                              2,200          23
* BioChem Pharmaceutical, Inc.      7,800         335
* Biogen, Inc.                      8,900         333
* BMC Software, Inc.               25,200       1,162

                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
* Borders Group, Inc.              48,200  $      910
* Boston Chicken, Inc.             22,100         674
Cardinal Health, Inc.              12,650         688
CIENA Corp.                        11,200         319
* Centocor, Inc.                   11,700         357
Charles Schwab Corp.               15,100         481
* Cinar Films, Inc., Class B       23,800         583
Cintas Corp.                       20,100       1,060
CKE Restaurants, Inc.              34,350         760
Comcast Corp., Class A Special     44,500         751
* CompUSA, Inc.                    30,200         476
CVS Corp.                          23,500       1,084
Danaher Corp.                      25,000       1,041
* Eagle Hardware & Garden,
  Inc.                             37,400         673
* Electronics for Imaging,
  Inc.                             12,400         495
Estee Lauder Cos., Class A         21,800       1,055
* Fiserv, Inc.                     22,750         848
* Global Marine, Inc.              28,100         604
* Globalstar
  Telecommunications Ltd.          25,200       1,348
Gucci Group N.V. (New York
  Shares)                          21,300       1,536
HBO & Co.                          15,400         732
* Health Management
  Associates, Class A              76,395       1,814
* Heftel Broadcasting Corp.,
  Class A                          10,000         465
* Hutchinson Technology, Inc.      19,300         550
* Imax Corp.                       20,400         694
Jones Medical Industries, Inc.     23,100         554
* Kulicke & Soffa Industries,
  Inc.                             15,700         332
* Lincare Holdings, Inc.           31,800       1,312
Loral Space & Communications       49,700         702
* Macrovision Corp.                16,700         144
* McAfee Associates, Inc.          13,625         603
Metro Networks, Inc.               24,400         561
* Millicom International
  Cellular SA                      19,800         819
Money Store (The), Inc.            13,700         288
* Orthodontic Centers of
  America, Inc.                    35,300         477
* PairGain Technologies, Inc.      14,800         438
* PathoGenesis Corp.               12,600         315
Paychex, Inc.                      12,075         497
* Pediatrix Medical Group,
  Inc.                             10,000         329
* Peoplesoft, Inc.                 14,600         584
Premier Parks, Inc.                13,900         360
Qualcomm, Inc.                      6,900         389
sec.* Republic Industries,
  Inc. (acquired
  12/20/96-02/07/97, cost
  $964)                            27,600         957
* Rexall Sundown, Inc.             26,000         666
* Robert Mondavi Corp., Class
  A                                18,300         663
Saks Holdings, Inc.                19,400         558
* Samsonite Corp.                  10,600         458
Sapient Corp.                      12,100         387
* Scopus Technology, Inc.           8,100         243
SeaChange International, Inc.      15,600         277
* Sealed Air Corp.                 14,100         580
Security Capital Industrial
  Trust                            26,108         545
Sirrom Capital Corp.               18,700         678
Southern Pacific Funding Corp.     25,700         446
* TCI Satellite Entertainment,
  Inc., Class A                    69,430         538

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                           SHARES     (000)++
-----------------------------------------------------
* Tele-Communications Liberty
  Media Group, Class A             75,258  $    1,500
* Tellabs, Inc.                    18,600         672
The North Face, Inc.               20,200         336
Ticketmaster Group, Inc.           23,600         301
Tidewater, Inc.                    14,100         649
* Tommy Hilfiger Corp.              8,400         439
* U.S. Filter Corp.                16,100         497
U.S. Robotics Corp.                23,300       1,290
* USA Waste Services, Inc.         13,300         472
* Uniphase Corp.                   22,600         836
Univision Communications,
  Inc., Class A                    21,100         689
Vail Resorts, Inc.                 22,300         435
* Visio Corp.                      11,900         464
* WorldCom, Inc.                   41,150         905
-----------------------------------------------------
GROUP TOTAL                                    48,291
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUST (0.1%)
Colonial Properties Trust          29,200         847
-----------------------------------------------------
RETAIL (7.1%)
Boston Chicken, Inc.              488,600      14,902
CompUSA, Inc.                     357,400       5,629
Cracker Barrel Old Country
 Store, Inc.                      123,900       3,237
CVS Corp.                         160,900       7,421
Einstein/Noah Bagel Corp.         113,300       2,847
* Federated Department Stores,
  Inc.                            199,500       6,559
Gucci Group N.V. (New York
  Shares)                         121,000       8,727
Home Depot, Inc.                  329,059      17,605
* PETsMART, Inc.                  150,000       3,037
Saks Holdings, Inc.               246,900       7,098
Sears, Roebuck & Co.              243,000      12,211
-----------------------------------------------------
GROUP TOTAL                                    89,273
-----------------------------------------------------
TECHNOLOGY (10.0%)
BMC Software, Inc.                240,000      11,070
* Cisco Systems, Inc.             357,700      17,214
* Compaq Computer Corp.            65,800       5,042
Hewlett Packard Co.                   300          16
International Business Machines
Corp.                              13,100       1,800
Intel Corp.                       185,150      25,759
* Microsoft Corp.                 312,900      28,689
* Oracle Corp.                    220,705       8,511
* Qualcomm, Inc.                  140,300       7,909
* Sabre Group Holdings, Inc.      144,900       3,659
Seagate Technology                110,100       4,941
U.S. Robotics Corp.               206,400      11,429
-----------------------------------------------------
GROUP TOTAL                                   126,039
-----------------------------------------------------
UTILITIES (4.0%)
GTE Corp.                         240,100      11,195
SBC Communications, Inc.          224,600      11,819


                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
Sprint Corp.                      430,300  $   19,579
WorldCom, Inc.                    364,089       8,010
-----------------------------------------------------
GROUP TOTAL                                    50,603
-----------------------------------------------------
VALUE (9.3%)
Allstate Corp.                     20,181       1,198
American General Corp.             25,000       1,019
Amoco Corp.                        13,700       1,187
AMR Corp.                          11,200         924
Archer Daniels Midland Co.         68,062       1,217
Atlantic Richfield Co.              9,900       1,337
Banc One Corp.                      6,700         266
Bank of New York Co.               32,400       1,191
Beckman Instruments, Inc.          35,300       1,483
Bergen Brunswig Corp., Class A     48,200       1,434
British Petroleum plc ADR          18,683       2,564
Burlington Northern Santa Fe,
  Inc.                             17,800       1,317
Cabot Oil & Gas Corp., Class A     33,100         794
Capital One Financial Corp.        45,453       1,693
Case Corp.                         26,600       1,350
Caterpillar, Inc.                  13,000       1,043
Central Maine Power Co.            43,700         464
Chase Manhattan Corp.              20,900       1,957
Chubb Corp.                        17,800         959
Citicorp                           17,100       1,851
Compaq Computer Corp.              37,200       2,850
Crestar Financial Corp.            66,978       2,319
CSX Corp.                          32,500       1,511
Cummins Engine Co., Inc.           52,600       2,696
Cyprus Amax Minerals Co.           45,400       1,078
Deere & Co.                        24,200       1,053
Dillard Department Stores,
  Inc., Class A                    25,800         813
Dow Chemical Co.                    8,900         712
Eaton Corp.                        25,700       1,821
E.I. DuPont de Nemours & Co.       22,000       2,332
Entergy Corp.                      36,867         903
Federal Home Loan Mortgage
  Corp.                            39,200       1,068
Federal National Mortgage
  Association                      20,500         741
First Chicago NBD Corp.            21,100       1,142
First Union Corp.                   8,300         673
* FMC Corp.                        20,000       1,225
Ford Motor Co.                     92,300       2,896
* Foundation Health Corp.          40,700       1,486
General Motors Corp.               39,632       2,195
Goodyear Tire & Rubber Co.         45,800       2,393
GPU, Inc.                          40,300       1,295
Great Lakes Chemical Corp.         20,100         925
Great Western Financial            35,576       1,436
Harnischfeger Industries, Inc.     40,900       1,902
IBP, Inc.                          48,600       1,197
International Business Machines
   Corp.                           19,800       2,720
ITT Hartford Group, Inc.           16,200       1,168
Kennametal, Inc.                   18,490         670
Mallinckrodt, Inc.                 33,600       1,382
MAPCO, Inc.                        41,600       1,290
* Maxicare Health Plans, Inc.      40,700       1,023
MCI Communications Corp.           16,800         598

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
Mellon Bank Corp.                  13,900  $    1,011
Old Republic International
  Corp.                            34,700         889
Olsten Corp.                       34,000         548
PanEnergy Corp.                    19,400         837
Parker Hannifin Corp.              23,700       1,013
PECO Energy Co.                    49,500       1,009
Philip Morris Co., Inc.            20,900       2,385
Phillips Petroleum Co.             24,800       1,014
Premark International, Inc.        32,600         648
Providian Corp.                    43,700       2,338
Raytheon Corp.                     24,700       1,115
ReliaStar Financial Corp.          15,000         887
Repsol SA ADR                      30,800       1,255
Republic New York Corp.            13,000       1,146
RJR Nabisco Holdings Corp.         35,200       1,135
Rohm & Haas Co.                    23,700       1,775
Salomon, Inc.                      12,200         608
* Seagate Technology, Inc.         44,900       2,015
Signet Banking Corp.               49,327       1,455
Springs Industries, Inc.,
  Class A                          30,500       1,365
Sprint Corp.                       11,300         514
Standard Register Co.              22,400         734
Stratus Computer, Inc.             41,200       1,277
Tecumseh Products Co., Class A     50,900       2,901
Tektronix, Inc.                    31,300       1,581
Textron, Inc.                      14,600       1,533
* Toys R Us, Inc.                  42,300       1,184
Transatlantic Holdings, Inc.       11,300         949
Trinova Corp.                      63,600       2,131
TRW, Inc.                          25,200       1,304
Tupperware Corp.                   16,300         546
* UAL Corp.                        16,300       1,055
Ultramar Corp.                     35,500       1,127
V.F. Corp.                         26,700       1,785
* Western Digital Corp.            13,100         742
YPF SA ADR                         46,800       1,240
-----------------------------------------------------
GROUP TOTAL                                   117,812
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,021,947)       1,194,721
-----------------------------------------------------
RIGHTS (0.0%)
-----------------------------------------------------
* Globalstar
  Telecommunications Ltd.,
  expiring 04/30/97 (Cost $0)       2,851          84
-----------------------------------------------------
WARRANTS (0.0%)
-----------------------------------------------------
*@ Homestead Village, Inc.,
  expiring 10/29/97 (Cost $0)           1          --
-----------------------------------------------------
CASH EQUIVALENTS (11.3%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                 --------
Short-term Investments Held as
  Collateral for
  Loaned Securities (3.9%)      $  49,345      49,345
-----------------------------------------------------


                                     FACE
                                   AMOUNT       VALUE
                                    (000)     (000)++
-----------------------------------------------------
REPURCHASE AGREEMENT (7.4%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97,
  to be repurchased at
  $92,676, collateralized by
  various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $93,587                       $  92,661  $   92,661
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $142,006)        142,006
-----------------------------------------------------
TOTAL INVESTMENTS (106.0%) (Cost
  $1,163,953)                               1,336,811
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.0%)
Dividends Receivable                            2,325
Interest Receivable                                16
Receivable for Investments Sold                   267
Receivable for Fund Shares Sold                 3,966
Other Assets                                       76
Payable for Investments Purchased             (20,782)
Payable for Fund Shares Redeemed              (10,084)
Payable for Investment Advisory Fees           (1,712)
Payable for Administrative Fees                   (93)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (30)
Collateral on Securities Loaned, at Value     (49,345)
Other Liabilities                                (185)
                                           ----------
                                              (75,581)
-----------------------------------------------------
NET ASSETS (100%)                          $1,261,230
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 52,914,774 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,258,774
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    23.79
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 103,338 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)             $    2,456
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    23.77
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                            $  895,301
Undistributed Net Investment Income
  (Loss)                                        4,207
Undistributed Realized Net Gain (Loss)        188,860
Unrealized Appreciation (Depreciation) on
  Investment Securities                       172,862
-----------------------------------------------------
NET ASSETS                                 $1,261,230
-----------------------------------------------------
sec. Restricted Security--Total market value of restricted
      securities owned at March 31, 1997 was $957 or 0.1%
      of net assets.
++   See Note A1 to Financial Statements.
*    Non-income producing security.
@    Value is less than $500.
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Small Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing to small-and medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio keeps sector weights within 5% of the sector weights of the Russell 2000 Index, with strategic over- and under-weightings assigned to different economic sectors and industries. This portfolio is not currently open to new investors.

---------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                               MAS                INDEX
                               --------------------------
    SIX MONTHS                  8.5%               (0.2)%
    ONE YEAR                   25.8                 5.1
    FIVE YEARS                 18.1                12.8
    TEN YEARS                  12.8                 9.5
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

* All returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (92.8%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                     SHARES     (000)++
-----------------------------------------------------
BANKS (6.0%)
Astoria Financial Corp.               4,900  $    176
Banco Latinoamericano de
  Exportaciones SA ADR               44,000     2,079
Bank United Corp., Class A           77,400     2,283
Banknorth Group, Inc.                20,400       826
* Coast Savings Financial, Inc.      31,300     1,240
Cullen/Frost Bankers, Inc.           62,100     2,212
Deposit Guaranty Corp.               55,200     1,656
Eagle Financial Corp.               112,000     3,164
First Essex Bancorp, Inc.            35,400       522
First Hawaiian, Inc.                100,900     3,141
Magna Group, Inc.                    44,700     1,274
ML Bancorp, Inc.                     58,500       900


                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
PFF Bancorp, Inc.                   117,200  $  1,685
* Redfed Bancorp, Inc.              110,000     1,554
Reliance Bancorp, Inc.              151,100     3,570
* Southwest Bancorporation of
  Texas, Inc.                        18,400       354
St. Paul Bancorp., Inc.             151,625     4,151
Trustco Bank Corp.                   42,895       890
Union Planters Corp.                 83,637     3,398
Whitney Holding Corp.                71,400     2,780
-----------------------------------------------------
GROUP TOTAL                                    37,855
-----------------------------------------------------
BASIC RESOURCES (3.9%)
* ACX Technologies, Inc.            154,300     2,970
Caraustar Industries, Inc.           24,300       604
Chesapeake Corp.                     62,100     1,708
* Gibraltar Steel Corp.             126,100     2,522
Harsco Corp.                         57,400     2,088
Longview Fibre Co.                  134,500     2,018
Oregon Steel Mills, Inc.            134,600     2,339
P.H. Glatfelter Co.                  72,200     1,191
Pope & Talbot, Inc.                  33,400       459
* RMI Titanium Co.                   63,500     1,310
* Special Metals Corp.               54,000       945
Steel Dynamics, Inc.                100,000     1,750
* Tetra Technologies, Inc.          119,900     2,638
Titanium Metals Corp.                80,000     2,030
-----------------------------------------------------
GROUP TOTAL                                    24,572
-----------------------------------------------------
CONSUMER DURABLES (5.1%)
Arvin Industries, Inc.              226,700     5,299
* Brewer (C) Homes, Inc., Class
  A                                 121,300       303
Centex Corp.                         57,100     2,013
Excel Industries, Inc.              207,700     4,232
Interface, Inc.                      14,000       351
Lone Star Industries                 28,300     1,097
Pulte Corp.                          40,500     1,185
* Radiant Systems, Inc.              38,700       348
Schult Homes Corp.                   76,160     1,285
Simpson Industries, Inc.            206,100     2,035
Smith (A.O.) Corp., Class B         195,300     6,811
Southdown, Inc.                      63,500     2,175
Stant Corp.                         228,300     3,339
Watts Industries, Inc., Class A      65,000     1,511
-----------------------------------------------------
GROUP TOTAL                                    31,984
-----------------------------------------------------
CONSUMER SERVICES (0.9%)
Central Newspapers, Inc., Class
  A                                  16,100       807
* John Q. Hammons Hotels, Inc.      129,600     1,166
* National Education Corp.           86,900     1,097
TMP Worldwide, Inc.                 125,000     2,625
-----------------------------------------------------
GROUP TOTAL                                     5,695
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (8.0%)
Alex Brown, Inc.                    130,300     5,538
Donaldson, Lufkin & Jenrette,
  Inc.                               29,800     1,091
Eaton Vance Corp.                    38,100     1,686
EVEREN Capital Corp.                195,000     3,949

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
First Merchants Acceptance Corp.     50,000  $    387
Franklin Resources, Inc.             31,500     1,607
Hambrecht & Quist Group             191,000     3,199
Interra Financial, Inc.              20,000       695
Legg Mason, Inc.                     67,300     2,843
* Nationwide Financial Services,
  Inc., Class A                      44,500     1,146
North American Mortgage Co.         154,300     3,144
Raymond James Financial, Inc.        61,500     1,945
* Renters Choice, Inc.               60,000       862
Southern Pacific Funding Corp.       72,800     1,265
United Asset Management Corp.       833,600    21,361
-----------------------------------------------------
GROUP TOTAL                                    50,718
-----------------------------------------------------
ENERGY (7.6%)
Aquila Gas Pipeline Corp.           111,000     1,582
* Dawson Production Services,
  Inc.                              227,600     2,788
Eastern Enterprises                  93,400     2,884
Energen Corp.                       129,100     3,857
* Global Industries Ltd.            158,900     3,396
* HS Resources, Inc.                277,301     3,189
* Input/Output, Inc.                 35,000       507
KN Energy, Inc.                     140,000     5,530
* Marine Drilling Co., Inc.         196,400     3,486
* Maverick Tube Corp.                71,600     1,271
* Nabors Industries, Inc.            46,900       915
National Fuel Gas Co.                66,000     2,822
* Noble Drilling Corp.              107,900     1,861
Parker & Parsley Petroleum Co.      153,600     4,531
* Pride Petroleum Services, Inc.     76,200     1,581
Production Operators Corp.           35,000     1,982
* Reading & Bates Corp.              40,000       905
Southwestern Energy Co.              83,500     1,117
Stewart & Stevenson Services,
  Inc.                               60,000     1,200
* Tejas Gas Corp.                    36,500     1,583
Vintage Petroleum, Inc.              17,900       537
Wicor, Inc.                           7,100       241
-----------------------------------------------------
GROUP TOTAL                                    47,765
-----------------------------------------------------
FOOD, TOBACCO & OTHER (3.2%)
Consolidated Cigar Holdings,
  Inc.                              100,000     2,362
Dean Foods Co.                       40,400     1,399
Dimon, Inc.                         493,700    11,355
General Cigar Holdings, Inc.         19,800       441
Schweitzer-Mauduit International,
  Inc.                               80,200     2,426
* Stokely USA, Inc.                 561,300       737
Universal Foods Corp.                53,900     1,556
-----------------------------------------------------
GROUP TOTAL                                    20,276
-----------------------------------------------------
HEALTH CARE (9.9%)
Alpharma, Inc.                       78,200     1,075
Angelica Corp.                      338,600     6,222
* ARV Assisted Living, Inc.         350,700     3,419
Beckman Instruments, Inc.           140,900     5,918
* Beverly Enterprises               143,700     2,048
Bindley Western Industries, Inc.     63,300     1,187
* Coherent, Inc.                    187,500     8,965

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
* Datascope Corp.                   210,700  $  3,845
* Genesis Health Ventures, Inc.      79,600     2,487
* HealthCare Compare Corp.           62,000     2,519
* Inphynet Medical Management, Inc.  30,000       840
* Marquette Medical Systems,
  Inc., Class A                      92,100     1,854
* Maxicare Health Plans, Inc.       147,200     3,698
* Merit Medical Systems, Inc.        10,000        79
* Mid Atlantic Medical Services     267,700     3,614
* Multicare Cos., Inc.               34,950       660
* Patterson Dental Co.               91,400     3,108
* Personnel Group of America,
  Inc.                               91,200     1,790
* Physicians' Specialty Corp.       153,100     1,129
* ProMedCo Management Co.           110,500       994
* RightCHOICE Managed Care,
  Inc., Class A                     121,000     1,588
* Rotech Medical Corp.               45,000       821
* Sterile Recoveries, Inc.           67,000     1,173
* Universal Health Services,
  Inc., Class B                     115,300     3,790
-----------------------------------------------------
GROUP TOTAL                                    62,823
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (19.5%)
AAR Corp.                            98,200     2,946
* AccuStaff, Inc.                    74,900     1,255
Airborne Freight Corp.              246,300     7,389
Air Express International Corp.      45,000     1,429
Arnold Industries, Inc.             120,000     1,695
Aviall, Inc.                        287,000     3,265
Aviation Sales Co.                  105,000     2,638
* BE Aerospace, Inc.                160,000     3,920
* Catalina Lighting, Inc.            44,500       161
* CDI Corp.                         307,300    11,409
Columbus McKinnon Corp.              61,200     1,086
Crane Co.                           547,950    17,192
Data Processing Resources Corp.      71,100     1,333
Duriron Co., Inc.                   208,900     4,596
* Giant Cement Holdings, Inc.       609,300     9,444
Greenbrier Companies, Inc.          140,800     1,267
Greenwich Air Services, Inc.,
  Class A                            29,700       846
Halter Marine Group, Inc.            50,000       794
Hvide Marine, Inc., Class A         132,600     3,017
* Insurance Auto Auctions, Inc.     201,500     1,335
JLG Industries, Inc.                 21,000       412
Kaydon Corp.                         87,000     3,643
* Knightsbridge Tankers Ltd.        112,200     2,721
Lason Holdings, Inc.                 10,000       200
* Midwest Express Holdings           30,000     1,136
Miller (Herman), Inc.                26,200     1,788
* Offshore Logistics, Inc.          240,500     3,848
* OMI Corp.                         629,500     6,138
Precision Castparts Corp.           125,200     6,385
* PST Vans, Inc.                     80,800       253
* Seacor Holdings, Inc.              66,400     3,561
ServiceMaster, L.P.                  50,000     1,363
* SPS Technologies, Inc.              3,000       202
Teekay Shipping Corp.                71,000     2,041

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                             SHARES   (000)++
-----------------------------------------------------
Tranz Rail Holdings Ltd. ADR        161,500  $  2,927
Trico Marine Services, Inc.          21,200     1,007
Triumph Group, Inc.                 225,600     5,668
Werner Enterprises, Inc.            150,400     2,820
-----------------------------------------------------
GROUP TOTAL                                   123,130
-----------------------------------------------------
INSURANCE (3.0%)
Allied Life Financial Corp.         183,400     3,141
American Bankers Insurance
  Group, Inc.                        21,800     1,063
AmerUs Life Holdings, Inc.,
  Class A                           100,000     2,225
Everest Reinsurance Holdings,
  Inc.                              120,000     3,525
FBL Financial Group, Inc., Class
  A                                  52,100     1,355
Fremont General Corp.               156,300     4,396
Presidential Life Corp.             100,700     1,485
Pxre Corp.                           83,619     2,143
-----------------------------------------------------
GROUP TOTAL                                    19,333
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (7.6%)
Associated Estates Realty Corp.      94,300     2,110
Avalon Properties, Inc.              51,000     1,403
Cali Realty Corp.                    60,000     1,920
CarrAmerica Realty Corp.             55,000     1,691
Chateau Properties, Inc.            153,908     3,982
Duke Realty Investments, Inc.        49,500     2,011
Excel Realty Trust, Inc.            100,000     2,525
Healthcare Realty Trust, Inc.       102,200     2,798
Health and Retirement Property
  Trust                              95,000     1,710
Health Care REIT, Inc.               95,500     2,268
Home Properties of N.Y., Inc.       349,900     8,266
* Kilroy Realty Corp.               107,700     2,868
Post Properties, Inc.                55,900     2,131
Smith (Charles E.) Residential
  Realty, Inc.                      231,500     6,279
Spieker Properties, Inc.             56,500     2,204
United Dominion Realty Trust,
  Inc.                              206,900     3,026
Walden Residential Properties,
  Inc.                               47,200     1,139
-----------------------------------------------------
GROUP TOTAL                                    48,331
-----------------------------------------------------
RETAIL (5.0%)
Borders Group, Inc.                  99,400     1,876
Brylane, Inc.                       183,200     4,351
Cato Corp., Class A                 250,800     1,442
Culp, Inc.                          145,400     2,508
Designer Holdings Ltd.               86,400       680
Family Dollar Stores, Inc.          191,400     4,474
* Galey & Lord, Inc.                 84,100     1,335
Hughes Supply, Inc.                  69,200     2,258
* Max & Erma's Restaurants, Inc.     30,900       174
Pier 1 Imports, Inc.                259,300     4,570
Rare Hospitality International,
  Inc.                               91,600     1,191
Russ Berrie & Co., Inc.              16,500       386


                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
* The Wet Seal, Inc., Class A        16,000  $    384
* Zale Corp.                        315,000     5,788
-----------------------------------------------------
GROUP TOTAL                                    31,417
-----------------------------------------------------
TECHNOLOGY (12.2%)
* Align-Rite International, Inc.    206,200     2,500
* Applied Magnetics Corp.            81,300     2,297
ATL Products, Inc., Class A          38,200       329
Belden, Inc.                        120,300     4,286
* Checkfree Corp.                    75,600       917
* Ciprico, Inc.                      64,000       728
* Cirrus Logic, Inc.                213,600     2,590
* Cohr, Inc.                         44,000     1,012
Compuserve Corp.                    102,300     1,009
* Computer Products, Inc.           120,600     1,764
* Compuware Corp.                    27,700     1,738
* Comverse Technology, Inc.          40,000     1,580
* Credence Systems Corp.            100,000     1,950
* Dionex Corp.                      123,500     5,619
* ESS Technology, Inc.               69,500     1,685
FactSet Research Systems, Inc.       25,300       490
* Fiserv, Inc.                       46,400     1,728
* HMT Technology Corp.              237,900     2,914
* Ingram Micro, Inc., Class A       229,400     4,789
* Integrated Device Technology,
  Inc.                              180,000     1,800
* INTERSOLV                          95,600       801
* Intevac, Inc.                     312,900     4,381
Investors Financial Services
  Corp.                              15,000       459
* IPC Information Systems, Inc.      93,300       898
* LTX Corp.                          93,500       462
* Micro Linear Corp.                 84,600     1,047
* Norstan, Inc.                      12,000       186
* Oak Technology, Inc.               42,000       425
ONTRACK Data International, Inc.     44,800       672
* P-COM, Inc.                       100,000     2,600
Penn Engineering & Manufacturing
  Corp.                             265,000     5,134
* Quantum Corp.                      20,900       807
* Sanmina Corp.                      14,000       627
* SCI Systems, Inc.                 100,300     5,078
* Spectran Corp.                     81,400     1,058
* SPS Transaction Services           40,000       640
*@ Sterling Software, Inc.
  (Escrow)                            6,951        --
Summit Design, Inc.                  85,000       680
Technology Modeling Association,
  Inc.                              155,500     1,613
Tektronix, Inc.                      36,700     1,853
* Transcrypt International, Inc.    177,500     1,287
* Trident Microsystems, Inc.         89,200     1,204
* Unit Instruments, Inc.            166,500     1,374
USCS International, Inc.             72,500     1,341
Wyle Electronics                      5,000       168
* Xircom, Inc.                       40,000       605
-----------------------------------------------------
GROUP TOTAL                                    77,125
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
UTILITIES (0.9%)
Commonwealth Energy Systems         216,200  $  4,513
Rochester Gas & Electric Corp.       43,700       830
* U.S. Long Distance Corp.           54,600       635
-----------------------------------------------------
GROUP TOTAL                                     5,978
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $548,030)           587,002
-----------------------------------------------------
CASH EQUIVALENTS (6.4%)
-----------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                   --------
REPURCHASE AGREEMENT (6.4%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $40,314,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $40,710 (Cost $40,307)          $  40,307    40,307
-----------------------------------------------------
TOTAL INVESTMENTS (99.2%) (Cost $588,337)     627,309
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
Dividends Receivable                              612
Interest Receivable                                 7
Receivable for Investments Sold                15,862
Receivable for Fund Shares Sold                   188
Other Assets                                       11
Payable for Investments Purchased             (8,155)


                                                VALUE
                                              (000)++
-----------------------------------------------------
Payable for Fund Shares Redeemed             $(2,269)
Payable for Investment Advisory Fees          (1,211)
Payable for Administrative Fees                  (44)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                    (11)
Other Liabilities                                (78)
                                             --------
                                                4,912
-----------------------------------------------------
NET ASSETS (100%)                            $632,221
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 34,947,207 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $632,221
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  18.09
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $559,943
Undistributed Net Investment Income (Loss)        467
Undistributed Realized Net Gain (Loss)         32,840
Unrealized Appreciation (Depreciation) on
  Investment Securities                        38,971
-----------------------------------------------------
NET ASSETS                                   $632,221
-----------------------------------------------------
++    See Note A1 to Financial Statements.
*     Non-income producing security.
@     Value is less than $500.
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The International Equity Portfolio is Miller Anderson & Sherrerd's core international stock fund, investing in more than 100 different companies from over 20 countries. MAS focuses on absolute and relative measures of value, trends in business dynamics and risk control through diversification. MAS analyzes both short- and long-term economic trends and employs a proprietary valuation process and liquidity indicators to determine country weightings and select individual stocks. Exposure to foreign currency is actively managed and hedged when appropriate.

--------------------------------------------------------------------
                  AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                                      MAS
                       -----------------------------------------
                       INSTITUTIONAL(a)   INVESTMENT(b)   INDEX
                       -----------------------------------------
    SIX MONTHS               6.5%             6.3%        0.4%
    ONE YEAR                 9.1              8.8         2.1
    FIVE YEARS               8.7              8.7        10.5
    SINCE INCEPTION          8.2              8.2         4.1
      ---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 4/10/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

* The International Equity Portfolio commenced operations on 11/25/88. All returns are compared to the Morgan Stanley Capital International World Ex-U.S. Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (92.6%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                  SHARES        (000)++
-----------------------------------------------------

ARGENTINA (0.7%)
YPF SA ADR                        158,500  $    4,200
-----------------------------------------------------

                                                VALUE
                                   SHARES      (000)+
-----------------------------------------------------

AUSTRALIA (1.0%)
Reinsurance Australia Corp.,
  Ltd.                          1,040,200     $ 3,495
Woolworth's Ltd.                  995,000       2,659
-----------------------------------------------------
GROUP TOTAL                                     6,154
-----------------------------------------------------
AUSTRIA (1.8%)
Boehler-Uddeholm AG                11,145         771
OMV AG                             89,159      10,556
-----------------------------------------------------
GROUP TOTAL                                    11,327
-----------------------------------------------------
BRAZIL (1.2%)
Telebras SA                    76,958,400       7,761
-----------------------------------------------------
CANADA (4.6%)
* Asia Pacific Resources
  Ltd.                          1,131,000       5,152
++ ++ Finning Ltd.                149,200       3,307
National Bank of Canada           585,000       6,239
Quebecor, Inc., Class B           397,100       7,135
TransCanada Pipelines Ltd.        379,100       6,894
-----------------------------------------------------
GROUP TOTAL                                    28,727
-----------------------------------------------------
CHINA (0.3%)
++ ++ New World Development
  Co., Ltd.                       324,000       1,748
-----------------------------------------------------
FRANCE (8.3%)
Cie Generale des Eaux              75,170      10,244
Credit Local de France             92,819      10,037
Elf Aquitaine                     122,140      12,555
Scor                              264,300      10,805
++ ++ Usinor Sacilor              491,800       8,060
-----------------------------------------------------
GROUP TOTAL                                    51,701
-----------------------------------------------------
GERMANY (5.9%)
Deutsche Bank AG                  120,170       6,810
Henkel KGaA                       143,900       7,922
Springer (Axel) Verlag AG           9,526       7,083
* Veba AG                          28,800       1,654
Volkswagen AG                      24,260      13,384
-----------------------------------------------------
GROUP TOTAL                                    36,853
-----------------------------------------------------
GREECE (0.2%)
Nikas SA                           91,600         970
-----------------------------------------------------
HONG KONG (3.5%)
Great Eagle Holdings Ltd.       1,676,600       5,540
HSBC Holdings plc                 329,486       7,654
* Jardine Strategic Holdings
  Ltd.                            753,500       2,607
Semi-Tech (Global) Ltd.         2,213,500       2,343

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
Varitronix International
  Ltd.                            949,400  $    1,446
Wheelock & Co., Ltd.            1,093,000       2,391
-----------------------------------------------------
GROUP TOTAL                                    21,981
-----------------------------------------------------
INDIA (0.9%)
Hindustan Lever Ltd.               50,100       1,313
Housing Development Finance
  Corp., Ltd.                         279          21
ITC Ltd.                            9,374          94
Jardine Fleming India Fund,
  Inc.                            157,100       1,178
Mahanagar Telephone Nigam
  Ltd.                            250,000       1,682
Tata Power Supply Co., Ltd.        11,990          41
Videsh Sanchar Nigam Ltd.          45,000       1,224
-----------------------------------------------------
GROUP TOTAL                                     5,553
-----------------------------------------------------
IRELAND (1.3%)
Irish Life plc                  1,592,000       8,286
-----------------------------------------------------
ITALY (3.2%)
ENI S.p.A.                      1,460,500       7,425
Telecom Italia S.p.A.           5,781,300      12,329
-----------------------------------------------------
GROUP TOTAL                                    19,754
-----------------------------------------------------
JAPAN (20.5%)
Bridgestone Corp.                 573,000      10,754
Canon, Inc.                       590,000      12,649
Chiyoda Fire & Marine
  Insurance Co., Ltd.           1,011,150       3,787
Daiwa House Industry              172,000       2,004
Fuji Photo Film Ltd.              194,000       6,388
Honda Motor Co., Ltd.             319,000       9,523
Kirin Brewery Co., Ltd.           553,000       4,563
Mitsubishi Heavy Industries
  Ltd.                            805,000       5,242
Mitsui Fudosan Co., Ltd.          639,000       6,617
NEC Corp.                         945,000      10,703
Nichido Fire & Marine
  Insurance Co.                   794,000       4,291
Nintendo Corp., Ltd.               99,000       7,112
Sankyo Co., Ltd.                  178,000       4,910
Sony Corp.                         80,000       5,598
Sumitomo Electric Industries      402,000       5,464
Sumitomo Marine & Fire
  Insurance Co.                   891,000       5,406
Takeda Chemical Industries        353,000       7,397
Tokio Marine & Fire
  Insurance                       543,000       5,535
UNY Co., Ltd.                     332,000       5,184
Yasuda Fire & Marine
  Insurance                     1,042,000       5,142
-----------------------------------------------------
GROUP TOTAL                                   128,269
-----------------------------------------------------
KOREA (0.2%)
Samsung Electronics                16,172       1,085
-----------------------------------------------------

                                                VALUE
                                   SHARES     (000)++
-----------------------------------------------------
MEXICO (0.6%)
ALFA, SA de C.V., Class A         362,000  $    2,035
Cemex SA de C.V., Class B         470,300       1,896
*@ Grupo Financiero Capital
  SA                              761,325          --
-----------------------------------------------------
GROUP TOTAL                                     3,931
-----------------------------------------------------
NETHERLANDS (5.3%)
ING Groep N.V.                    267,032      10,523
Philips Electronics N.V.          201,100       9,384
Vendex International N.V.         277,941      13,162
-----------------------------------------------------
GROUP TOTAL                                    33,069
-----------------------------------------------------
NORWAY (1.6%)
Christiania Bank OG
  Kreditkasse                   2,733,700      10,072
-----------------------------------------------------
PHILIPPINES (0.7%)
(+) Benpres Holdings Corp.
  GDR                             220,000       1,661
Philippine Commercial
  International Bank              169,400       2,508
-----------------------------------------------------
GROUP TOTAL                                     4,169
-----------------------------------------------------
SINGAPORE (1.5%)
DBS Land Ltd.                     175,000         599
Oversea-Chinese Banking
  Corp., Ltd.                     298,100       3,552
Overseas Union Bank Ltd.          763,000       5,259
-----------------------------------------------------
GROUP TOTAL                                     9,410
-----------------------------------------------------
SOUTH AFRICA (1.3%)
De Beers Centenary AG             220,700       8,043
-----------------------------------------------------
SPAIN (2.3%)
Telefonica de Espana ADR          201,800      14,479
-----------------------------------------------------
SWEDEN (4.2%)
Nordbanken AB                     273,800       9,458
SKF AB, Class B                   290,900       7,652
Sparbanken Sverige AB, Class
  A                               484,100       9,004
-----------------------------------------------------
GROUP TOTAL                                    26,114
-----------------------------------------------------
SWITZERLAND (3.2%)
* Novartis AG (Bearer)              8,544      10,607
* Swissair AG (Registered)         10,635       9,491
-----------------------------------------------------
GROUP TOTAL                                    20,098
-----------------------------------------------------
THAILAND (0.4%)
Bangkok Bank Public Co.,
  Ltd.                            398,000       2,810
-----------------------------------------------------
UNITED KINGDOM (17.9%)
Abbey National plc              1,075,900      13,181
Bank of Scotland                1,354,400       7,138
B.A.T. Industries plc           1,540,800      13,138

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                           SHARES     (000)++
-----------------------------------------------------
BOC Group plc                     681,900  $   10,720
Burmah Castrol plc                662,000      11,077
++ ++ Cable & Wireless plc      1,213,921       9,852
* Imperial Tobacco Group plc    1,180,200       8,103
Railtrack Group plc PP          1,260,700       9,381
Sun Alliance Insurance Group
  plc                           1,882,080      13,835
Tate & Lyle plc                 1,293,200       9,230
Tomkins plc                     1,362,000       6,103
-----------------------------------------------------
GROUP TOTAL                                   111,758
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $510,372)           578,322
-----------------------------------------------------
PREFERRED STOCK (0.5%)
-----------------------------------------------------
BRAZIL (0.5%)
Multicanal Participacoes SA
  ADR (Cost $3,383)               238,000       3,302
-----------------------------------------------------
WARRANT (0.5%)
-----------------------------------------------------
GERMANY (0.5%)
* Veba AG, expiring 4/6/98
  (Cost $1,797)                     9,229       3,286
-----------------------------------------------------
PURCHASED OPTIONS (1.4%)
-----------------------------------------------------
                                   NO. OF
                                CONTRACTS
                               ----------
KOREA (1.4%)
Kookman Bank Call Option
  expiring 9/4/99, strike
  price $0.01                      20,500         280
Kookmin Bank Call Option
  expiring 9/30/99, strike
  price $0.01                     130,000       1,732
Korea Mobile Telecom Call
  Option expiring 9/4/99,
  strike price $0.01                1,761         969
Korea Mobile Telecom Call
  Option expiring 9/30/99,
  strike price $0.01                3,965       2,128
Pohang Iron & Steel Call
  Option expiring 9/30/99,
  strike price $0.01               43,000       2,008
Shinhan Bank Call Option
  expiring 9/30/99, strike
  price $0.01                     130,000       1,507
-----------------------------------------------------
TOTAL PURCHASED OPTIONS (Cost $11,892)          8,624
-----------------------------------------------------

                   RATINGS             FACE
                   (STANDARD         AMOUNT      VALUE
                   & POOR'S)          (000)    (000)++
------------------------------------------------------
FIXED INCOME SECURITY (0.3%)
------------------------------------------------------
GERMANY (0.3%)
+ Bundersobligationen
  8.00%, 9/22/97
  (Cost $2,235)       Aaa       DEM   3,285  $   2,012
------------------------------------------------------
FOREIGN CURRENCY (0.5%)
------------------------------------------------------
Austrian
  Schilling                    ATS    9,450        801
British Pound                  GBP      576        947
Greek Drachma                   GRD   3,756         14
@ Indian Rupee                 INR        1         --
Italian Lira                   ITL      674          1
Japanese Yen                   JPY  148,164      1,199
@ Korean Won                    KRW      38         --
@ Norwegian Krone               NOK       1         --
Spanish Peseta                 ESP    2,476         18
Taiwan Dollar                   TWD      33          1
------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $2,961)             2,981
------------------------------------------------------
CASH EQUIVALENTS (18.5%)
------------------------------------------------------
Short-term Investments held
  as Collateral for Loaned
  Securities (13.6%)           $     85,097     85,097
------------------------------------------------------
REPURCHASE AGREEMENT (4.9%)
Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $30,752, collateralized
  by various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $31,054                            30,747     30,747
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $115,844)         115,844
------------------------------------------------------
TOTAL INVESTMENTS (114.3%) (Cost $648,484)     714,371
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                               (000)++
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-14.3%)
Cash                                         $       1
Dividends Receivable                             2,488
Interest Receivable                                 88
Receivable for Withholding Tax Reclaim             355
Receivable for Daily Variation on Futures
  Contracts                                        802
Receivable for Investments Sold                    215
Receivable for Fund Shares Sold                    228
Unrealized Gain on Forward Foreign Currency
  Contracts                                         24
Other Assets                                        13
Accrued Foreign Capital Gain Taxes                (151)
Payable for Investments Purchased               (6,831)
Payable for Fund Shares Redeemed                  (966)
Payable for Investment Advisory Fees              (779)
Payable for Administrative Fees                    (45)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (13)
Collateral on Securities Loaned, at Value      (85,097)
Other Liabilities                                  (98)
                                             ---------
                                               (89,766)
------------------------------------------------------
NET ASSETS (100%)                            $ 624,605
------------------------------------------------------
                                                 VALUE
                                               (000)++
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 46,082,702 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $ 624,266
------------------------------------------------------
NET ASSET VALUE PER SHARE                    $   13.55
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 25,040 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)               $     339
------------------------------------------------------
NET ASSET VALUE PER SHARE                    $   13.53
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $ 547,951
Undistributed Net Investment Income (Loss)       3,993
Undistributed Realized Net Gain (Loss)           7,017
Unrealized Appreciation (Depreciation) on:
  Investment Securities (Net of Foreign
  Capital Gain Taxes of $151)                   65,716
  Foreign Currency Transactions                     44
  Futures                                         (116)
------------------------------------------------------
NET ASSETS                                   $ 624,605
------------------------------------------------------
++    See Note A1 to Financial Statements.
++ ++ A portion of these securities was pledged to cover
       margin requirements for futures contracts.
*     Non-income producing security.
+     Moody's Investor Service, Inc. rating. Security is
       not rated by Standard & Poor's Corporation.
(+)   144A security. Certain conditions for public sale may
       exist.
@     Value is less than $500.
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
PP    Partially Paid

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Growth Portfolio invests in the common stocks of small- and medium-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revision. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when earnings-estimate-revisions deteriorate, when our fundamental research uncovers unfavorable trends, or when their valuations exceed the level that we believe is reasonable given their growth prospects.
---------------------------------------------------------

                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                  MAS
                      ------------------------------
                     INSTITUTIONAL(a)   ADVISER(b)   INDEX
                       ----------------------------------------
    SIX MONTHS            (11.9)%         (11.9)%     4.5%
    ONE YEAR               (3.4)           (3.4)     10.7
    FIVE YEARS             12.5            12.5      13.7
    SINCE INCEPTION        16.7            16.7      15.7
---------------------------------------------------------------


MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Adviser Class which commenced operations 1/31/97. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

* The Mid Cap Growth Portfolio commenced operations on 3/30/90. All returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (95.8%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                     SHARES     (000)++
-----------------------------------------------------
BASIC RESOURCES (1.1%)
* Sealed Air Corp.                   92,300  $  3,796
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (3.9%)
Estee Lauder Cos., Class A          160,900     7,784
* Robert Mondavi Corp., Class A     145,800     5,285
-----------------------------------------------------
GROUP TOTAL                                    13,069
-----------------------------------------------------
CONSUMER DURABLES (3.0%)
Danaher Corp.                       159,950     6,658
* Marker International              200,000       900
* Samsonite Corp.                    56,300     2,435
-----------------------------------------------------
GROUP TOTAL                                     9,993
-----------------------------------------------------
CONSUMER SERVICES (13.5%)
* Cinar Films, Inc., Class B        160,000     3,920
Comcast Corp., Class A Special      295,297     4,983
* Heftel Broadcasting Corp.,
  Class A                            82,500     3,836
* Imax Corp.                        123,800     4,209
* Macrovision Corp.                 113,300       977
Metro Networks, Inc.                160,600     3,694
Premier Parks, Inc.                  85,400     2,210
* TCI Satellite Entertainment,
  Inc., Class A                     424,379     3,289
* Tele-Communications Liberty
  Media Group, Class A              513,744    10,243
* Ticketmaster Group, Inc.          160,000     2,040
* Univision Communications,
  Inc., Class A                     114,500     3,735
* Vail Resorts, Inc.                120,400     2,348
-----------------------------------------------------
GROUP TOTAL                                    45,484
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (4.3%)
Charles Schwab Corp.                 96,000     3,060
Money Store (The), Inc.             137,000     2,877
Sirrom Capital Corp.                143,300     5,194
* Southern Pacific Funding Corp.    184,500     3,206
-----------------------------------------------------
GROUP TOTAL                                    14,337
-----------------------------------------------------
ENERGY (1.2%)
* Global Marine, Inc.               186,700     4,014
-----------------------------------------------------
FOOD, TOBACCO & OTHER (1.1%)
* Rexall Sundown, Inc.              148,800     3,813
-----------------------------------------------------
HEALTH CARE (13.9%)
* BioChem Pharmaceutical, Inc.       52,100     2,240
* Biogen, Inc.                       61,100     2,284
Cardinal Health, Inc.                87,200     4,741
* Centocor, Inc.                     81,400     2,483
HBO & Co.                           105,600     5,016

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
* Health Management Associates,
  Class A                           487,100  $ 11,569
Jones Medical Industries, Inc.      146,700     3,521
Lincare Holdings, Inc.              206,200     8,506
Orthodontic Centers of America,
  Inc.                              219,600     2,965
* PathoGenesis Corp.                 63,700     1,592
* Pediatrix Medical Group, Inc.      57,900     1,903
-----------------------------------------------------
GROUP TOTAL                                    46,820
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (9.3%)
Cintas Corp.                        128,050     6,755
* Loral Space & Communications      333,100     4,705
Paychex, Inc.                        64,625     2,658
sec.* Republic Industries, Inc.
  (acquired 11/8/96-1/20/97,
  cost $5,880)                      173,900     6,032
Tidewater, Inc.                      86,800     3,993
* U.S. Filter Corp.                 113,300     3,498
* USA Waste Services, Inc.           93,200     3,308
-----------------------------------------------------
GROUP TOTAL                                    30,949
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.9%)
Security Capital Industrial
  Trust                             173,309     3,618
* Security Capital US Realty        196,500     2,751
-----------------------------------------------------
GROUP TOTAL                                     6,369
-----------------------------------------------------
RETAIL (14.4%)
* Borders Group, Inc.               332,200     6,270
* Boston Chicken, Inc.              156,250     4,766
* Burlington Coat Factory
  Warehouse                          35,500       639
CKE Restaurants, Inc.               236,100     5,224
* CompUSA, Inc.                     192,500     3,032
CVS Corp.                           141,800     6,540
* Eagle Hardware & Garden, Inc.     237,100     4,268
Gucci Group N.V. (New York
  Shares)                           124,000     8,943
Saks Holdings, Inc.                 137,500     3,953
The North Face, Inc.                112,700     1,874
* Tommy Hilfiger Corp.               53,450     2,793
-----------------------------------------------------
GROUP TOTAL                                    48,302
-----------------------------------------------------
TECHNOLOGY (22.2%)
* Advanced Fibre Communications,
  Inc.                               92,400     2,980
* Altera Corp.                       85,700     3,685
* Ascend Communications, Inc.        42,500     1,732
* BMC Software, Inc.                164,600     7,592
* CIENA Corp.                        59,300     1,686
* Electronics for Imaging, Inc.      82,100     3,274
* Fiserv, Inc.                      147,650     5,500
* Hutchinson Technology, Inc.       102,100     2,910

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
* Kulicke & Soffa Industries,
  Inc.                              109,400  $  2,311
* McAfee Associates, Inc.            94,962     4,202
* PairGain Technologies, Inc.        93,900     2,782
* Peoplesoft, Inc.                  101,400     4,056
* Qualcomm, Inc.                     43,200     2,435
* Sapient Corp.                      78,700     2,518
* Scopus Technology, Inc.           109,700     3,291
* SeaChange International, Inc.     100,600     1,786
* Tellabs, Inc.                     123,100     4,447
U.S. Robotics Corp.                 159,300     8,821
Uniphase Corp.                      140,000     5,180
* Visio Corp.                        82,500     3,218
-----------------------------------------------------
GROUP TOTAL                                    74,406
-----------------------------------------------------
UTILITIES (6.0%)
* Globalstar Telecommunications
  Ltd.                              158,700     8,491
* Millicom International
  Cellular SA                       131,800     5,453
* WorldCom, Inc.                    277,474     6,104
-----------------------------------------------------
GROUP TOTAL                                    20,048
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $288,359)           321,400
-----------------------------------------------------
RIGHTS (0.1%)
-----------------------------------------------------
* Global Star Telecommunications
  Rights, expiring 4/30/97 (Cost
  $0)                                17,951       529
-----------------------------------------------------
WARRANTS (0.0%)
-----------------------------------------------------
sec.* Nexus Telecommunication
  Systems Ltd., expiring
  11/28/97 (acquired 11/21/95,
  cost $0)                          225,000       155
-----------------------------------------------------
CASH EQUIVALENTS (19.8%)
-----------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                   --------
Short-term Investments
  Held as Collateral for
  Loaned Securities (15.2%)       $  50,994    50,994
-----------------------------------------------------
REPURCHASE AGREEMENT (4.6%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $15,222,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $15,371                            15,219    15,219
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $66,213)          66,213
-----------------------------------------------------
TOTAL INVESTMENTS (115.7%) (Cost $354,572)    388,297
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                                      (000)++
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.7%)
Dividends Receivable                         $     54
Interest Receivable                                 3
Receivable for Investments Sold                   555
Receivable for Fund Shares Sold                   674
Other Assets                                        8
Payable for Investments Purchased                (628)
Payable for Fund Shares Redeemed               (1,708)
Payable for Investment Advisory Fees             (493)
Payable for Administrative Fees                   (25)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (8)
Collateral on Securities Loaned, at Value     (50,994)
Other Liabilities                                 (96)
                                             --------
                                              (52,658)
-----------------------------------------------------
NET ASSETS (100%)                            $335,639
-----------------------------------------------------

                                                VALUE
                                              (000)++
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 22,323,698 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $335,557
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  15.03
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 5,424 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)               $     82
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  15.03
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $290,384
Undistributed Net Investment Income (Loss)         (6)
Undistributed Realized Net Gain (Loss)         11,528
Unrealized Appreciation (Depreciation) on
  Investment Securities                        33,733
-----------------------------------------------------
NET ASSETS                                   $335,639
-----------------------------------------------------
sec. Restricted Security-Total market value of restricted
      securities owned at March 31, 1997 was $6,187 or 1.8%
      of net assets.
++   See Note A1 to Financial Statements.
*    Non-income producing security.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing to common stocks of medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio keeps sector weights within 5% of the sector weights of the S&P MidCap 400 Index, with strategic over- and under-weightings assigned to different economic sectors and industries.
--------------------------------------------------------------------------------
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                      MAS
                       -----------------------------
                       INSTITUTIONAL(a)   INVESTMENT(b)    INDEX
                       ------------------------------------------

   SIX MONTHS                13.9%            13.7%        4.5%
   ONE YEAR                  29.5             29.3        10.7
   SINCE INCEPTION           32.2             32.1        21.1
--------------------------------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 5/10/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

    The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for Institutional Class shares of the Mid Cap Value Portfolio from exceeding 0.88% of average daily net assets. The Adviser also waived a portion of its advisory fees for Investment Class shares of the Portfolio. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

* The Mid Cap Value Portfolio commenced operations on 12/30/94. All returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (91.4%)

-----------------------------------------------------
                                                VALUE
MARCH 31, 1997                     SHARES     (000)++
-----------------------------------------------------
BANKS (8.6%)
Anchor Bancorp Wisconsin, Inc.       21,300  $    942
Astoria Financial Corp.              39,300     1,415
Collective Bancorp, Inc.              9,600       371
Comerica, Inc.                       16,900       953
Community First Bankshares, Inc.     29,000       899
Cullen/Frost Bankers, Inc.           25,000       891
First of America Bank Corp.           8,900       532
FirstBank Puerto Rico                28,800       731
MAF Bancorp, Inc.                     5,000       195
Mercantile Bankshares Corp.              81         3
North Fork Bancorp, Inc.             15,400       556
Northern Trust Corp.                 12,000       450
Southtrust Corp.                     21,200       766
Union Planters Corp.                 20,000       812
Wilmington Trust Corp.                4,000       170
-----------------------------------------------------
GROUP TOTAL                                     9,686
-----------------------------------------------------
BASIC RESOURCES (2.6%)
H. B. Fuller Co.                     12,000       585
Oregon Steel Mills, Inc.              7,500       130
* Owens-Illinois, Inc.               19,300       475
P.H. Glatfelter Co.                  37,100       612
Rohm & Haas Co.                       7,000       524
* Sinter Metals, Inc., Class A       21,360       588
-----------------------------------------------------
GROUP TOTAL                                     2,914
-----------------------------------------------------
CONSUMER DURABLES (3.4%)
Armstrong World Industries, Inc.      4,200       272
* Champion Enterprises, Inc.         19,000       283
Chrysler Corp.                       18,000       540
Ethan Allen Interiors, Inc.           8,700       378
Harley-Davidson, Inc.                17,700       600
PACCAR, Inc.                          7,000       467
Premark International, Inc.          22,900       455
Southdown, Inc.                      15,000       514
* USG Corp.                          10,000       314
-----------------------------------------------------
GROUP TOTAL                                     3,823
-----------------------------------------------------
CONSUMER SERVICES (1.3%)
* MGM Grand, Inc.                    17,300       627
McClatchy Newspapers, Inc.,
  Class A                            15,875       379
Washington Post Co., Class B          1,200       413
-----------------------------------------------------
GROUP TOTAL                                     1,419
-----------------------------------------------------
CREDIT & FINANCE (1.7%)
AMBAC, Inc.                           7,400       477
CMAC Investment Corp.                23,300       778
Student Loan Marketing
  Association                         6,500       619
-----------------------------------------------------
GROUP TOTAL                                     1,874
-----------------------------------------------------
ENERGY (6.7%)
Apache Corp.                         10,500       352
* BJ Services Co.                    25,300     1,211
Columbia Gas System, Inc.            17,500     1,013

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)                           VALUE
(CONT'D)                             SHARES   (000)++
-----------------------------------------------------
El Paso Natural Gas Co.               6,200  $    351
* Global Marine, Inc.                50,000     1,075
* HS Resources, Inc.                  6,300        72
National Fuel Gas Co.                14,400       616
NICOR, Inc.                          13,500       432
* Noble Drilling Corp.               36,300       626
ONEOK, Inc.                          14,500       377
Pacific Enterprises                   8,900       269
Parker & Parsley Petroleum Co.          500        15
* Reading & Bates Corp.              20,600       466
Union Texas Petro Holdings, Inc.     24,800       456
Vastar Resources, Inc.                7,900       227
-----------------------------------------------------
GROUP TOTAL                                     7,558
-----------------------------------------------------
FOOD, TOBACCO & OTHER (3.1%)
Dean Foods Co.                        8,200       284
Lancaster Colony Corp.                9,300       428
Schweitzer-Mauduit
  International, Inc.                37,200     1,125
Tyson Foods, Inc., Class A           25,500       494
Universal Corp.                      33,600       970
Universal Foods Corp.                 4,800       160
-----------------------------------------------------
GROUP TOTAL                                     3,461
-----------------------------------------------------
HEALTH CARE (7.1%)
* ARV Assisted Living, Inc.          50,000       487
* Biogen, Inc.                       17,000       635
* Healthdyne Technologies, Inc.      82,800     1,166
* Living Centers of America,
  Inc.                               29,000     1,001
* Marquette Medical Systems,
  Class A                            16,100       324
* Merit Medical Systems, Inc.        64,000       504
* Nellcor, Inc.                      22,800       402
* Personnel Group of America,
  Inc.                               19,300       379
Sullivan Dental Products, Inc.      108,600     1,588
* Universal Health Services,
  Inc., Class B                      16,800       552
* Watson Pharmaceuticals, Inc.        7,000       250
Wellpoint Health Networks, Inc.       8,500       353
Xomed Surgical Products, Inc.        20,000       330
-----------------------------------------------------
GROUP TOTAL                                     7,971
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (18.0%)
* AccuStaff, Inc.                    60,000     1,005
Air Express International Corp.     115,700     3,673
Arnold Industries, Inc.              54,600       771
Aviation Sales Co.                   30,000       754
* Catalina Lighting, Inc.            86,200       312
* CDI Corp.                          27,200     1,010
* Coltec Industries, Inc.             9,700       180
Crane Co.                            64,950     2,038
DONCASTERS plc ADR                   41,000       794
Expeditors International of
  Washington, Inc.                   24,700       593
Halter Marine Group, Inc.            13,700       217
Hvide Marine, Inc., Class A          21,800       496
Ingersoll Rand Co.                    3,100       135
* Interim Services, Inc.             17,900       696


                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
JLG Industries, Inc.                 50,300  $    987
Kaydon Corp.                         13,700       574
@ Lockheed Martin Corp.                   1        --
* Midwest Express Holdings           17,400       659
Miller (Herman), Inc.                 8,700       594
* Offshore Logistics, Inc.           23,500       376
* OMI Corp.                          72,000       702
Omnicom Group, Inc.                     300        15
Precision Castparts Corp.            25,100     1,280
* SPS Technologies, Inc.             13,300       898
Triumph Group, Inc.                  19,000       477
* UNC, Inc.                          33,200       473
Wallace Computer Services, Inc.      10,600       351
York International Corp.              4,600       193
-----------------------------------------------------
GROUP TOTAL                                    20,253
-----------------------------------------------------
INSURANCE (3.5%)
Allied Life Financial Corp.          29,200       500
Chartwell Re Corp.                    4,500       123
Everest Reinsurance Holdings,
  Inc.                               19,400       570
Mercury General Corp.                15,500       946
* Nationwide Financial Services,
  Inc., Class A                      44,200     1,138
Progressive Corp.                    10,900       696
-----------------------------------------------------
GROUP TOTAL                                     3,973
-----------------------------------------------------
INVESTMENT COMPANIES (5.0%)
Bear Stearns Co., Inc.               19,320       507
Franklin Resources, Inc.             63,850     3,256
Hambrecht & Quist Group              49,600       831
United Asset Management Corp.        42,700     1,094
-----------------------------------------------------
GROUP TOTAL                                     5,688
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.5%)
CarrAmerica Realty Corp.             75,000     2,306
* Kilroy Realty Corp.                16,900       450
-----------------------------------------------------
GROUP TOTAL                                     2,756
-----------------------------------------------------
RETAIL (9.2%)
American Stores Co.                   9,000       400
Brylane, Inc.                        14,600       347
* Costco Companies, Inc.             15,000       414
CVS Corp.                            43,700     2,016
Designer Holdings Ltd.               51,900       409
Duty Free International, Inc.        49,300       721
Family Dollar Stores, Inc.           25,000       584
* Fruit of the Loom, Inc., Class
  A                                  16,500       685
Hughes Supply, Inc.                  35,000     1,142
ProSource, Inc.                      69,500       782
Ross Stores, Inc.                    13,400       340
Saks Holdings, Inc.                  17,400       500
V.F. Corp.                           30,000     2,006
-----------------------------------------------------
GROUP TOTAL                                    10,346
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES   (000)++
-----------------------------------------------------
TECHNOLOGY (15.9%)
* ADC Telecommunications, Inc.       17,000  $    457
* Applied Magnetics Corp.            15,700       444
* Cadence Design Systems, Inc.       21,300       732
* Ceridian Corp.                     18,000       646
* Computer Products, Inc.            42,100       616
FactSet Research Systems, Inc.       17,200       333
* Fiserv, Inc.                       32,900     1,226
* Gateway 2000, Inc.                 24,000     1,230
HMT Technology Corp.                 30,700       376
Inacom Corp.                         20,600       469
* Ingram Micro, Inc., Class A         7,000       146
* Intevac, Inc.                      26,300       368
* Meridian Data, Inc.                30,000       124
Overland Data, Inc.                  60,400       302
* Parametric Technology Corp.        34,000     1,534
Penn Engineering & Manufacturing
  Corp.                              41,200       798
* Quantum Corp.                       8,000       309
* Sanmina Corp.                       5,000       224
* SCI Systems, Inc.                  22,200     1,124
* Solectron Corp.                    10,800       541
* Tech Data Corp.                    49,300     1,189
Technology Modeling Association,
  Inc.                               28,000       291
Tektronix, Inc.                      14,800       747
* Teradyne, Inc.                     29,800       860
USCS International, Inc.             30,000       555
* Western Digital Corp.              40,100     2,271
-----------------------------------------------------
GROUP TOTAL                                    17,912
-----------------------------------------------------
UTILITIES (2.8%)
Black Hills Corp.                    18,700       491
GPU, Inc.                               300        10
IPALCO Enterprises, Inc.             27,800       844
LG&E Energy Corp.                    30,800       743
Nevada Power Co.                     17,500       348
Pinnacle West Capital Corp.           9,800       295
Puget Sound Power & Light Co.         3,200        81
St. Joseph Light & Power Co.         24,200       372
-----------------------------------------------------
GROUP TOTAL                                     3,184
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $103,022)           102,818
-----------------------------------------------------
CASH EQUIVALENTS (5.4%)
-----------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                   --------
REPURCHASE AGREEMENT (5.4%)
Chase Securities Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $6,081,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $6,141 (Cost $6,080)            $   6,080     6,080
-----------------------------------------------------
TOTAL INVESTMENTS (96.8%) (Cost $109,102)     108,898
-----------------------------------------------------


                                                VALUE
                                              (000)++
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.2%)
Dividends Receivable                         $     95
Receivable for Investments Sold                 4,996
Receivable for Fund Shares Sold                    52
Other Assets                                        2
Payable for Investments Purchased              (1,262)
Payable for Fund Shares Redeemed                  (67)
Payable for Investment Advisory Fees             (192)
Payable for Administrative Fees                   (11)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (1)
Other Liabilities                                 (25)
                                             --------
                                                3,587
-----------------------------------------------------
NET ASSETS (100%)                            $112,485
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 7,284,378 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $112,017
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  15.38
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 30,461 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)               $    468
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  15.36
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $104,421
Undistributed Net Investment Income (Loss)        168
Undistributed Realized Net Gain (Loss)          8,100
Unrealized Appreciation (Depreciation) on
  Investment Securities                          (204)
-----------------------------------------------------
NET ASSETS                                   $112,485
-----------------------------------------------------
++   See Note A1 to Financial Statements.
*    Non-income producing security.
@    Value is less than $500.
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio is Miller Anderson & Sherrerd's primary fixed-income fund, investing in all sectors of the bond market. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, corporate bonds, mortgages, foreign and other fixed-income securities based upon relative value in the marketplace.

--------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                                     MAS
                ------------------------------------------------------
                INSTITUTIONAL(a)   INVESTMENT(b)   ADVISER(c)   INDEX
                ------------------------------------------------------
    SIX MONTHS        3.8%             3.7%           3.6%       2.5%
    ONE YEAR          7.5              7.5            7.4        4.9
    FIVE YEARS        8.8              8.8            8.7        7.3
    TEN YEARS         9.0              9.0            8.9        8.3
----------------------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 10/15/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

(c) Represents an investment in the Adviser Class which commenced operations 11/7/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class.

* All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (89.1%)
(UNLESS OTHERWISE NOTED)

--------------------------------------------------------
                        RATINGS      FACE
                      (STANDARD    AMOUNT          VALUE
MARCH 31, 1997        & POOR'S)     (000)        (000)++
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (3.9%)
## Government National
  Mortgage Association
  Various Pools:
   6.00%, 9/20/26           Agy    $ 39,790   $   39,895
   6.50%, 7/20/26-9/20/26   Agy      56,456       57,076
--------------------------------------------------------
GROUP TOTAL                                       96,971
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (22.7%)
Federal Home Loan Mortgage
  Corporation
  Conventional Pools:
   9.50%, 10/1/16           Agy       1,975        2,122
   10.00%, 11/1/20          Agy      12,273       13,261
   10.50%, 4/1/11-10/1/20   Agy       4,445        4,886
   11.00%, 9/1/15-5/1/20    Agy       3,387        3,751
   11.25%, 10/1/11-12/1/15  Agy       1,951        2,166
   11.50%, 1/1/11-12/1/15   Agy         199          224
   11.75%, 4/1/19           Agy         215          241
   12.50%, 8/1/13           Agy          19           22
   13.00%, 6/1/19           Agy          65           74
   14.75%, 3/1/10           Agy          39           44
  Gold Pools:
   7.00%, 9/1/23-12/1/24    Agy      38,392       36,894
   9.50%, 10/1/17-1/1/21    Agy       9,388       10,135
   10.00%, 10/1/20          Agy       4,608        5,020
   10.50%, 8/1/19-4/1/21    Agy       2,148        2,360
March TBA
   7.50%, 6/15/27           Agy      12,850       12,637
April TBA
   7.50%, 8/15/26-12/15/26  Agy     223,975      220,265
   8.00%, 6/15/26           Agy      63,750       64,138
May TBA
   7.50%, 6/15/26           Agy      70,000       68,688
Federal National Mortgage
  Association
  Conventional Pools:
   9.50%, 7/1/16            Agy       3,247        3,504
   10.00%, 8/1/21-2/1/25    Agy       7,794        8,460
   10.50%, 6/1/10-11/1/19   Agy       7,976        8,806
   10.75%, 2/1/11           Agy          46           51
   11.00%, 1/1/16-11/1/20   Agy       3,430        3,822
   11.50%, 7/1/13-11/1/15   Agy         435          494
   12.00%, 4/1/15           Agy         111          128
   12.50%, 5/1/12           Agy       1,180        1,362
Government National
  Mortgage Association
  Various Pools:
   7.125%, 7/20/25          Agy      17,636       17,933
   10.00%,
   11/15/09-3/15/27         Agy      45,454       49,739

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS        FACE
                      (STANDARD      AMOUNT        VALUE
                      & POOR'S)       (000)      (000)++
--------------------------------------------------------
   10.50%, 2/15/13-2/15/25  Agy    $ 12,629   $   14,019
   11.00%,
   12/15/09-5/15/26         Agy      10,808       12,190
   11.50%, 7/20/15-9/20/19  Agy         572          630
   12.00%, 4/15/12-3/15/16  Agy       1,845        2,111
--------------------------------------------------------
GROUP TOTAL                                      570,177
--------------------------------------------------------
ASSET BACKED CORPORATES (1.6%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02           N/R          63           63
## Airplanes Pass Through
  Trust, Series 1 B
   6.538%, 3/15/19          A         5,837        5,855
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04           AA        5,800        5,887
  94-1 C2 CMO
   9.35%, 9/15/04           BBB       4,776        4,868
(+) Federal Mortgage
  Acceptance Corp., Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18          A         5,593        5,591
NAL Auto Trust Series 96-4
  A
   6.90%, 12/15/00          N/R       5,354        5,295
(+) National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03          N/R       4,850        4,830
Security Pacific Home
  Equity Trust, Series
  91-AB
   10.50%, 3/10/06          A+        4,299        4,307
(+) Team Fleet Financing
  Corporation., Series
  96-1A
   6.65%, 12/15/02          A-        4,300        4,198
--------------------------------------------------------
GROUP TOTAL                                       40,894
--------------------------------------------------------
ASSET BACKED MORTGAGES (1.3%)
Advanta Mortgage Loan
  Trust, Series 96-2 A5
   8.08%, 6/25/27           AAA       8,940        9,036
Champion Home Equity Loan
  Trust, Series 96-2 A4
   8.00%, 9/25/28           AAA       6,800        6,839
Cityscape Home Equity Loan
  Trust,
  Series:
  sec. 96-3 YMA
   10/25/26 (acquired
   12/24/96, cost $224)     N/R     165,603          224
  96-3 A IO
   5.267%, 10/25/26         N/R     165,603        4,141
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28           AAA     163,293        4,424

                        RATINGS        FACE
                      (STANDARD      AMOUNT        VALUE
                      & POOR'S)       (000)      (000)++
--------------------------------------------------------
  96-4 A12 YMA
   1/15/28                  AAA    $ 56,415   $       83
  sec. 96-4 A12 YMA
   1/15/28
   (acquired 12/24/96,
   cost $252)               AAA     169,152          252
  96-4 A12 IO
   1.05%, 1/15/28           AAA      55,096        1,481
IMC Home Equity Loan
  Trust, Series 96-3 A7
   8.05%, 8/25/26           AAA       6,717        6,787
--------------------------------------------------------
GROUP TOTAL                                       33,267
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.6%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07         Agy       3,341        1,369
  1476-S Inv Fl IO REMIC
   PAC
   4.408%, 2/15/08          Agy      31,588        3,317
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08          Agy      31,357        2,374
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08          Agy      62,834        2,846
  1709 H PO REMIC, 1/15/24  Agy         801          292
  1750 C PD PO REMIC,
   3/15/24                  Agy       1,245          728
  1813 K PO, 2/15/24        Agy         795          481
  1844 PC PO, 3/15/24       Agy       1,460          738
  1897 I PO, 10/15/22       Agy         860          478
  92-1398 I Inv Fl REMIC
   9.828%, 10/15/07         Agy       2,471        2,371
  93-149 O PO REMIC,
   8/25/23                  Agy       1,787          872
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl
   28.777%, 9/25/20         Agy       1,459        2,071
  92-33 S Inv Fl REMIC
   11.46%, 3/25/22          Agy       2,350        2,329
  92-186 S Inv Fl IO CMO
   3.429%, 10/25/07         Agy      59,700        4,579
  96-14 PC PO REMIC,
   12/25/23                 Agy       1,385          621
  96-37 H PO REMIC,
   8/25/23                  Agy       8,961        5,486
  96-46 PB PO REMIC,
   9/25/23                  Agy       1,425          758
  96-54 PO REMIC, 7/25/23   Agy       1,034          635
  96-54 O PO REMIC,
   11/25/23                 Agy       1,155          580

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

               FIXED INCOME
           PORTFOLIO (UNAUDITED)

                        RATINGS
                        RATINGS
                      (STANDARD        FACE
                      & POOR'S)      AMOUNT        VALUE
                       (CONT'D)       (000)      (000)++
--------------------------------------------------------
  96-68 SC Inv Fl IO REMIC
   2.694%, 1/25/24          Agy    $ 11,500   $    1,167
  97-7 E PO REMIC, 2/15/23  Agy       5,300        3,380
  97-22 SG Inv Fl IO REMIC
   3.694%, 11/25/22         Agy       5,300          829
  97-22 SD Inv Fl IO
   3.913%, 11/25/22         Agy      10,025          563
  G92-53 S Inv Fl IO REMIC
   32.344%, 9/25/22         Agy       2,828        2,141
--------------------------------------------------------
GROUP TOTAL                                       41,005
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (5.3%)
American Housing Trust
  Series V 1G
   9.125%, 4/25/21          AAA       6,500        6,538
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24           AAA       5,822        5,218
(+) DLJ Mortgage
  Acceptance Corp., Series
  96-CF2 AIB
   7.29%, 7/15/06           AAA       2,300        2,278
sec. First Boston Mortgage
  Corp., Series 92-4 B1
   8.125%, 10/25/22
   (acquired
   1/25/93-12/9/93, cost
   $4,036)                  A         4,253        4,115
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24           AAA       7,861        7,066
sec.## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.528%, 5/28/22
   (acquired
   8/5/92-12/9/93, cost
   $3,814)                  N/R       3,803        3,744
Mid-State Trust II, Series
  88-A4
   9.625%, 4/1/03           AAA       1,800        1,933
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05           AAA       1,114        1,114
  +(+) 92A-B2 4
   7.90%, 4/28/22           A1       11,188       10,034
  sec.+ 93-17 B1
   6.50%, 3/1/23 (acquired
   4/14/93-10/13/94, cost
   $6,353)                  A2        6,643        6,401
  (+) 93-B B1
   7.835%, 4/28/23          AA        8,450        8,358
  (+)# 94-A 3B3
   6.803%, 4/28/24          N/R      11,339       10,403


                         RATINGS       FACE
                       (STANDARD     AMOUNT        VALUE
                       & POOR'S)      (000)      (000)++
--------------------------------------------------------
Residential Accredit
  Loans, Inc.,
  Series:
  97-Q52 A8
   7.75%, 3/25/27           AAA    $  5,500   $    5,499
  + 97-QS1 A11
   7.50%, 2/25/27           Aaa      10,381       10,195
  + 97-QS3
   7.75%, 3/25/15           Aaa      11,900       11,747
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07           AAA          51           52
  93-MZ2 A2
   7.47%, 5/30/23           AA        7,000        6,755
  sec. 93-MZ3 A2
   6.97%, 8/28/23
   (acquired 7/17/95, cost
   $7,274)                  N/R       7,821        7,224
  sec. 94-S1 A19
   6.75%, 1/25/24
   (acquired
   5/22/95-12/19/95, cost
   $10,917)                 AAA      11,564       10,730
Rural Housing Trust,
  Series 87-1M
   3.33%, 10/1/28           A-        6,500        6,082
Ryland Mortgage Securities
  Corp., Series 94-7B 4A2
   7.50%, 8/25/25           AAA       7,500        7,071
--------------------------------------------------------
GROUP TOTAL                                      132,557
--------------------------------------------------------
COMMERCIAL MORTGAGES (6.5%)
+ American Southwest
  Financial Securities
  Corp., Series 95-C1 A1B
   7.40%, 11/17/04          Aaa       8,075        8,098
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29           AAA       9,812        9,695
  (+)+ 96-D3 A1C
   7.40%, 10/13/26          Aaa       8,000        7,967
  96-MD6 A1C
   7.04%, 11/13/26          AAA       8,150        7,923
(+) Carousel Center
  Finance, Inc., Series 1
  A1
   6.828%, 11/15/07         AA        6,200        6,014
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13            AA        7,450        7,282
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15           AA        5,653        5,935
(+) Crystal Run
  Properties, Series A
   7.393%, 8/15/11          AA        8,500        8,395

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS        FACE
                      (STANDARD      AMOUNT        VALUE
                      & POOR'S)       (000)      (000)++
--------------------------------------------------------
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  95-CF2 A1B
   6.85%, 12/17/27          AAA    $ 15,200   $   15,055
  95-CF2 A3
   7.05%, 12/17/05          A         3,300        3,167
  95-CF2 S2 IO
   1.645%, 12/17/27         BBB      48,300        4,465
  96-CF1 A1B
   7.58%, 3/13/28           AAA       5,350        5,404
  ## 96-CF2 S IO
   1.641%, 11/12/21         N/R      13,625        1,204
+ GMAC Commercial Mortgage
  Securities, Inc., Series
  96-C1 X2 IO
   1.926%, 3/15/21          Aaa      37,902        3,363
(+) Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10           AA        7,000        6,756
+ LB Commercial Conduit
  Mortgage Trust, Series
  96-C2 A
   7.416%, 10/25/26         Aaa       9,950        9,931
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28           AAA      11,500       11,534
  96-C2 A2
   6.82%, 11/21/28          AAA       3,825        3,733
  96-C2 IO
   1.529%, 11/21/28         N/R      40,190        3,576
+ Midland Realty
  Acceptance Corp., Series
  96-C2 A2
   7.233%, 1/25/29          Aaa       6,800        6,728
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27           AAA      10,750       10,882
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R         200          203
  94-MD1 A3
   8.026%, 3/15/18          N/R       4,249        4,414
(+) Prime Property
  Funding, Series 1 A
   6.633%, 7/23/03          AA        7,000        6,786
Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.61%, 2/25/28           N/R      71,772        2,154

                        RATINGS        FACE
                      (STANDARD      AMOUNT        VALUE
                      & POOR'S)       (000)      (000)++
--------------------------------------------------------
  96-CFL X1 IO
   1.331%, 2/25/28          N/R    $ 70,243   $    3,620
  96-CFL X2 IO
   1.267%, 2/25/28          N/R      16,760          492
--------------------------------------------------------
GROUP TOTAL                                      164,776
--------------------------------------------------------
ENERGY (0.6%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15           A-        7,025        6,666
Mobile Energy Services
   8.665%, 1/1/17           BBB-      7,110        7,136
--------------------------------------------------------
GROUP TOTAL                                       13,802
--------------------------------------------------------
FINANCE (11.6%)
Anthem Insurance, Series A
   9.00%, 4/1/27            BBB+     10,000        9,857
(+) BankAmerica
  Institutional, Series A
   8.07%, 12/31/26          A-        9,000        8,752
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26           BBB+     13,750       13,041
## Caterpillar Financial
  Services
   5.70%, 6/20/97           A        11,000       11,002
(+) Corestates Capital
  Corp.
   8.00%, 12/15/26          A-       10,100        9,669
(+) Equitable Life
  Assurance of the U.S.,
  Series 1 A
   6.95%, 12/1/05           A         7,937        7,598
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24           BBB+      5,845        5,787
(+) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26           A-       14,200       13,518
First Union Institutional
  Capital, Series I
   8.04%, 12/1/26           BBB+      9,975        9,646
(+)+ Home Ownership
  Funding,
   13.331% (Preferred
   Stock)                   Aaa    (1)63,625      61,049
John Hancock Surplus Note
   7.375%, 2/15/24          AA-      10,475        9,604
(+) Lazara Properties,
   13.547% (Preferred
   Stock)                   A      (1)10,625      10,359
(+) Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23         AA-       5,800        5,518
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23           AA       12,500       11,183
# Mutual Life Insurance
  Co. of New York
   0.00%, 8/15/24           BBB       4,425        4,470
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24           A+       11,060        9,939
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23          AA       15,330       13,973

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)
                        RATINGS
                      (STANDARD        FACE
                      & POOR'S)      AMOUNT      VALUE
                       (CONT'D)       (000)    (000)++
------------------------------------------------------
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26      BBB+   $   13,100   $   12,470
(+) Principal Mutual
  Life Insurance Co.,
  Series 95-2 A6
   7.875%, 3/1/24       AA-         6,675        6,276
(+) Staircase
  Properties, Inc.,
  13.74% (Preferred
  Stock)                A        (1)9,700        9,506
(+) State Street
  Institutional
  Capital, Series A
   7.94%, 12/30/26      A           6,100        5,845
## United Savings of
  Texas
   8.05%, 5/15/98       BB+         6,100        6,207
(+) Wells Fargo
  Capital, Series A
   8.125%, 12/1/26      BBB        12,550       12,133
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13        AA-         8,923        8,560
  96 WFP-D
   6.95%, 9/1/13        AA-        16,625       15,908
------------------------------------------------------
GROUP TOTAL                                    291,870
------------------------------------------------------
FOREIGN GOVERNMENTS (2.8%)
Government of Canada
   9.75%, 6/1/21        AA+    CAD 25,700       23,652
Swedish Government
   6.00%, 2/9/05        AAA    SEK 200,400      25,050
   10.25%, 5/5/03       AA+       130,000       20,421
------------------------------------------------------
GROUP TOTAL                                     69,123
------------------------------------------------------
INDUSTRIALS (3.8%)
## Blue Bell Funding
   11.85%, 5/1/99       BB-    $    4,350        4,459
Digital Equipment
  Corp.
   8.625%, 11/1/12      BB+         8,275        8,077
DR Securitized Lease
  Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10       BB-         5,837        4,986
  93-K1 A2
   7.43%, 8/15/18       BB-           110           87
  94-K1 A1
   7.60%, 8/15/07       BB-         7,309        6,783
DR Structured Finance,
  Series 94-K2
   9.35%, 8/15/19       BB-         3,680        3,514
(+) Entertainment
  Properties,
   14.253% (Preferred
   Stock)               BBB-    (1)10,200        9,975
Kmart Corp.
   7.75%, 10/1/12       B+             60           52


                      RATINGS        FACE
                    (STANDARD      AMOUNT        VALUE
                    & POOR'S)       (000)      (000)++
------------------------------------------------------
Kmart Funding Corp.
   8.80%, 7/1/10,
   Series F             BB-    $    3,500   $    3,352
(+) Oxymar
   7.50%, 2/15/16       BBB         5,520        5,166
Paramount
  Communications, Inc.
   8.25%, 8/1/22        BB+        13,172       12,141
Philip Morris Cos.,
  Inc.
   6.375%, 2/1/06       A             160          147
Rhone-Poulenc Rorer,
  Inc., Series 92-A3
   8.62%, 1/5/21        BBB+        7,675        7,922
RJR Nabisco, Inc.
   8.75%, 4/15/04       BBB-       10,540       10,519
Scotia Pacific Holding
  Co.
   7.95%, 7/20/15       BBB         6,838        6,848
Southland Corp.
   5.00%, 12/15/03      BB+         8,227        6,746
Tele-Communications,
  Inc.
   8.75%, 2/15/23       BBB-          200          185
(+) Tier One
  Properties,
   11.095% (Preferred
   Stock)               A        (1)4,650        4,548
------------------------------------------------------
GROUP TOTAL                                     95,507
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Household Bank,
  Series 85-1
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $308)           N/R           326          322
sec.## Magnolia
  Federal Bank, Series
  84-2
   9.214%, 10/1/07
   (acquired 5/1/87,
   cost $881)           N/R           937          951
------------------------------------------------------
GROUP TOTAL                                      1,273
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.4%)
Bank of America,
  Series A
   8.375%, 5/1/07       AAA            19           19
## Resolution Trust
  Corp., Series 92-5 C
   8.63%, 1/25/26       AA          4,978        5,049
Ryland Acceptance
  Corp. IV, Series
  79-A
   6.65%, 7/1/11        AA          5,019        4,721
+ Town & Country
  Funding Corp.,
  Series A
   5.85%, 8/15/98       Aa2           550          545
------------------------------------------------------
GROUP TOTAL                                     10,334
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      RATINGS        FACE
                    (STANDARD      AMOUNT        VALUE
                    & POOR'S)       (000)      (000)++
------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.3%)
Federal National
  Mortgage
  Association,
  Series:
  249 1 PO, 10/25/23    Agy    $   30,875   $   18,371
  254 1 PO, 1/1/24      Agy         4,952        3,130
  260 1 PO, 4/1/24      Agy         6,602        4,129
  93-146 G PO REMIC,
   5/25/23              Agy         5,308        2,708
  93-205 G PO REMIC,
   9/25/23              Agy         4,283        2,253
  93-235 H PO REMIC,
   9/25/23              Agy         1,786        1,166
  93-243 C PO REMIC,
   11/25/23             Agy         1,170          726
------------------------------------------------------
GROUP TOTAL                                     32,483
------------------------------------------------------
TELEPHONES (1.4%)
Comcast Cellular
  Corp.,
  Series:
  A,
  Zero Coupon, 3/5/00   BB-         8,475        6,229
  B,
  Zero Coupon, 3/5/00   BB-         2,735        2,010
Rogers Cablesystems
   10.00%, 3/15/05      BB+         6,455        6,810
Tele-Communications,
  Inc.
   9.25%, 1/15/23       BBB-       14,870       14,290
   9.875%, 6/15/22      BBB-        6,355        6,700
------------------------------------------------------
GROUP TOTAL                                     36,039
------------------------------------------------------
TRANSPORTATION (0.4%)
(+) Jet Equipment
  Trust,
  Series:
  95-A A11
   10.00%, 6/15/12      A             275          321
  95-5A C
   10.69%, 5/1/15       BBB-        8,025        9,553
------------------------------------------------------
GROUP TOTAL                                      9,874
------------------------------------------------------
U.S. TREASURY SECURITIES (18.9%)
U.S. Treasury Bond
   8.75%, 8/15/20       Tsy        19,960       23,331
U.S. Treasury Notes
   7.00%, 4/15/99       Tsy        27,325       27,611
   ++ ++ 7.125%, 9/30/99Tsy       234,525      237,639
   7.50%, 2/15/05       Tsy       178,990      185,170
------------------------------------------------------
GROUP TOTAL                                    473,751
------------------------------------------------------
UTILITIES (0.3%)
(+) Edison Mission
  Energy Funding,
  Series B
   7.33%, 9/15/08       BBB         7,025        6,875
------------------------------------------------------

                      RATINGS        FACE
                    (STANDARD      AMOUNT        VALUE
                    & POOR'S)       (000)      (000)++
------------------------------------------------------
YANKEE (4.6%)
(+) Alcoa Aluminio SA,
  Series 96-1
   7.50%, 12/16/08      BBB    $   13,130   $   12,735
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06      A-         11,275       10,886
National Power Corp.
   7.875%, 12/15/06     BB+         6,490        6,171
   8.40%, 12/15/16      BB+         6,700        6,317
(+) Paiton Energy
  Funding
   9.34%, 2/15/14       BBB-        7,870        8,303
(+) Ras Laffan
  Liquefied Natural
  Gas
   8.294%, 3/15/14      BBB+       18,175       18,178
## Republic of
  Argentina
   5.25%, 3/31/23       BB-        28,410       17,650
Republic of Colombia
   8.70%, 2/15/16       BBB-       11,890       11,577
+ Republic of
  Venezuela, Series A
   6.75%, 3/31/20       B          10,275        7,257
United Mexican States
   6.25%, 12/31/19      BB         24,000       16,800
------------------------------------------------------
GROUP TOTAL                                    115,874
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $2,267,778)                                2,236,452
------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------
                                 SHARES
                                 ------
*@ United Mexican States Recovery Rights,
  expiring 6/30/03          (1)31,400,000           --
*@ Republic of Venezuela Value Recovery
  Rights, expiring 3/31/20      (1)51,375           --
------------------------------------------------------
TOTAL RIGHTS (COST $0)                              --
------------------------------------------------------
STRUCTURED INVESTMENT (0.2%)-SEE NOTE A7
------------------------------------------------------

                                     FACE
                                   AMOUNT
                                    (000)
                               ----------
## Morgan Guaranty Trust
  Company, 11/20/05; monthly
  payments equal to 1% per
  annum of the outstanding
  notional balance, indexed
  to GNMA ARM pools
  (Cost $6,430)         N/R    $  173,156        5,411
------------------------------------------------------
CASH EQUIVALENTS (25.7%)
------------------------------------------------------
Short-term Investments Held
  as Collateral for Loaned
  Securities (1.8%)                44,355       44,355
------------------------------------------------------
COMMERCIAL PAPER (19.1%)
American Express
  Credit Corp.
   5.25%, 4/10/97                  30,000       29,961
   5.30%, 4/15/97                  30,000       29,938

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)
                                     FACE
                                   AMOUNT        VALUE
(CONT'D)                            (000)      (000)++
------------------------------------------------------
Asset Securitization
  Corp.
   5.30%, 4/17/97              $   30,000   $   29,929
Banc One Corp.
   5.55%, 4/29/97                  30,000       29,870
Beneficial Corp.
   5.39%, 5/5/97                   30,000       29,847
Caterpillar Finance
  Corp.
   5.30%, 4/28/97                  30,000       29,881
Commercial Credit Co.
   5.24%, 4/3/97                   30,000       29,991
Delaware Funding Corp.
   5.27%, 4/21/97                  30,000       29,912
Ford Motor Credit
  Corp.
   5.55%, 5/21/97                  30,000       29,769
Gannett Co.
   5.27%, 4/4/97                   30,000       29,987
General Electric
  Credit Corp.
   5.55%, 5/15/97                  30,000       29,797
Greenwich Funding
  Corp.
   5.30%, 4/2/97                   30,000       29,996
John Deere Corp.
   5.55%, 5/12/97                  30,000       29,810
Philip Morris Corp.
   5.53%, 5/9/97                   30,000       29,825
Prudential Funding
  Corp.
   5.30%, 4/11/97                  30,000       29,956
Xerox Corp.
   5.25%, 4/8/97                   30,000       29,969
------------------------------------------------------
GROUP TOTAL                                    478,438
------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $122,016,
  collateralized by various
  U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $123,215                        121,995      121,995
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $644,788)         644,788
------------------------------------------------------
TOTAL INVESTMENTS (115.0%) (Cost
  $2,918,996)                                2,886,651
------------------------------------------------------


                                                 VALUE
                                               (000)++
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.0%)
Cash                                        $        1
Dividends Receivable                               304
Interest Receivable                             30,509
Receivable for Investments Sold                 22,516
Receivable for Fund Shares Sold                 16,555
Unrealized Gain on Forward Foreign
  Currency Contracts                             1,286
Receivable for Daily Variation on Futures
  Contracts                                        106
Other Assets                                        37
Payable for Investments Purchased             (394,587)
Payable for Fund Shares Redeemed                (7,150)
Payable for Investment Advisory Fees            (2,122)
Payable for Administrative Fees                   (167)
Payable for Shareholder Servicing
  Fee-Investment Class                              (1)
Payable for Distribution Fee-Adviser
  Class                                             (6)
Payable for Trustees' Deferred
  Compensation Plan-Note F                         (35)
Collateral on Securities Loaned, at Value      (44,355)
Other Liabilities                                 (155)
                                            ----------
                                              (377,264)
------------------------------------------------------
NET ASSETS (100%)                           $2,509,387
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 210,503,940 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)   $2,471,176
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.74
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 745,905 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $    8,751
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.73
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 2,510,935 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)   $   29,460
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.73
------------------------------------------------------


        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                               (000)++
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $2,473,528
Undistributed Net Investment Income
  (Loss)                                        45,251
Undistributed Realized Net Gain (Loss)          21,043
Unrealized Appreciation (Depreciation)
  on: Investment Securities                    (32,343)
  Foreign Currency                               1,081
  Futures                                          827
------------------------------------------------------
NET ASSETS                                  $2,509,387
------------------------------------------------------

---------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1997 was
         $33,963 or 1.4% of net assets.
++      See Note A1 to Financial Statements.
*       Non-Income Producing Security.
(+)     144A security. Certain conditions for public sale
         may exist.
++ ++   A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investor Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
#       Step Bond-Coupon rate increases in increments to
         maturity. Rate disclosed is as of March 31, 1997.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate securities-rate disclosed
         is as of March 31, 1997.
(1)     Amount represents shares held by the Portfolio.
@       Value is less than $500.
CAD     Canadian Dollar
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1997.
IO      Interest Only
N/R     Not rated by Moody's Investor Service, Inc.,
         Standard & Poor's Corporation or Fitch.
PAC     Planned Amortization Class.
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit.
SEK     Swedish Krona
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Domestic Fixed Income Portfolio invests in all sectors of the domestic bond market without investing in securities rated below A at the time of purchase. Miller Anderson & Sherrerd constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, corporate bonds, mortgages and other fixed-income securities based upon relative value in the marketplace.

AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                             MAS            INDEX
                             ----------------------------
    SIX MONTHS               3.0%            2.5%
    ONE YEAR                 5.5             4.9
    FIVE YEARS               8.5             7.3
    SINCE INCEPTION          9.8             9.3

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Domestic Fixed Income Portfolio from exceeding 0.50% of average daily net assets. Returns for the period from to 3/31/97 would have been lower if such waivers and reimbursements had not been made.

* Inception date for the MAS Funds-Domestic Fixed Income Portfolio: 12/19/94; Select Fixed Income: 9/30/87. Pursuant to a vote of the Portfolio's shareholders on May 1, 1997, the Portfolio's investment policies were changed to allow limited investments in fixed-income securities of domestic issuers rated BBB at the time of purchase. Therefore, it is reasonable to expect that the Portfolio's performance pattern may be somewhat altered. All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (86.9%)

-------------------------------------------------------
                        RATINGS       FACE
                       (STANDARD     AMOUNT     VALUE
MARCH 31, 1997          & POOR'S)     (000)    (000)++
-------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (4.9%)
## Government National
  Mortgage Association
  Various Pools:
   6.00%, 11/20/26-12/20/26  Agy    $   2,112  $  2,109
   6.50%, 7/20/26            Agy        2,808     2,839
-------------------------------------------------------
GROUP TOTAL                                       4,948
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (21.7%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   10.00%, 9/1/17-11/1/20    Agy          856       925
   10.50%, 4/1/26            Agy          521       573
   11.00%, 5/1/20            Agy          250       277
  Gold Pools:
   7.00%, 4/1/24-12/1/24     Agy        1,990     1,912
   12.00%, 11/1/19           Agy           95       107
  April TBA
   7.50%, 12/15/26-6/15/26   Agy        9,800     9,638
   8.00%, 6/15/26            Agy        2,800     2,817
  May TBA
   7.50%, 6/15/26            Agy        2,200     2,159
Federal National Mortgage
  Association Conventional
  Pools:
   9.00%, 11/1/08-12/1/08    Agy          433       458
   9.50%, 2/1/20-8/1/21      Agy        1,062     1,143
   10.00%, 5/1/22            Agy          156       170
   10.50%, 12/1/17           Agy          470       519
   11.50%, 9/1/25            Agy          205       230
Government National
  Mortgage Association
  Various Pools:
   10.00%, 9/15/18-12/25/26  Agy          300       328
   10.50%, 5/15/19-2/15/25   Agy          641       712
   11.00%, 12/15/09-1/15/10  Agy           31        35
   12.00%, 12/15/12-3/15/15  Agy          148       169
-------------------------------------------------------
GROUP TOTAL                                      22,172
-------------------------------------------------------
ASSET BACKED CORPORATES (2.5%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02            N/R          343       344
## Airplanes Pass Through
  Trust, Series 1 B
   6.538%, 3/15/19           A            154       154
ALPS, Series 94-1 A4 CMO
   7.80%, 9/15/04            AA           375       381
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02            AAA          540       538

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS        FACE
                          (STANDARD    AMOUNT    VALUE
                          & POOR'S)     (000)  (000)++
-------------------------------------------------------
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03           N/R    $     375  $    373
(+) Team Fleet Financing
  Corp., Series 96-1 A
   6.65%, 12/15/02           A-           250       244
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03             AAA          556       553
-------------------------------------------------------
GROUP TOTAL                                       2,587
-------------------------------------------------------
ASSET BACKED MORTGAGES (2.7%)
AFC Home Equity Loan Trust,
  Series 96-4 1A6
   7.22%, 3/25/27            AAA          500       478
Cityscape Home Equity Loan,
  Series:
  sec. 96-3 YMA 10/25/26
   (acquired 12/24/96, cost
   $11)                      N/R        8,350        11
  96-3 A8
   7.65%, 8/25/26            AAA          450       440
  96-3 A IO
   1.00%, 10/25/26           N/R        8,306       208
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-3 A7
   8.04%, 9/15/27            AAA          400       404
  96-4 A11 IO
   1.10%, 1/15/28            AAA        7,047       191
  sec. 96-4 A12 YMA 1/15/28
   (acquired 12/16/96, cost
     $4)                     AAA        2,435         4
  sec. 96-4 A12 YMA 1/15/28
   (acquired 12/16/96, cost
     $11)                    AAA        7,300        11
  96-4 A12 IO
   1.05%, 1/15/28            AAA        2,378        64
Delta Funding Home Equity
  Loan Trust, Series 96-2
  A5
   8.01%, 10/25/27           AAA          434       436
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26            AAA          450       455
-------------------------------------------------------
GROUP TOTAL                                       2,702
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.7%)
## Collateralized Mortgage
  Obligation Trust, Series
  16-Q Inv Fl
   12.375%, 3/20/18          AAA          141       145

Federal Home Loan Mortgage
  Corporation,
  Series:
  1632 SA
   ## 5.657%, 11/15/23       Agy          300       214
  1699-SD Inv Fl IO REMIC
   2.50%, 3/15/24            Agy        1,915       123
Federal National
  Mortgage Association,
  Series:
  G92-25 SB
  Inv Fl IO REMIC
   450.00%, 5/25/22          Agy           81       885
  96-37 H PO
   8/25/23                   Agy          443       271
  97-3 E PO
   12/25/23                  Agy          275       147
-------------------------------------------------------
GROUP TOTAL                                       1,785
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (6.0%)
Bear Stearns Mortgage
  Securities Inc.,
  Series 96-9 AI11
   8.00%, 12/25/27           AAA          250       249
Citicorp Mortgage
  Securities, Inc.,
  Series:
  94-7 A5
   6.25%, 4/25/24            AAA          550       457
  (+) 95-2 B1 REMIC
   7.50%, 4/25/25            N/R          418       404
Countrywide Mortgage Backed
  Securities, Inc., Series
  93-C A11
   6.50%, 1/25/24            AAA          241       217
(+) DLJ Mortgage Acceptance
  Corp., Series 95-CF2 A1B
   6.85%, 12/17/27           AAA          575       569
sec. First Boston Mortgage
  Securities Corp., Series
  93-5 B1
   7.30%, 7/25/23 (acquired
   7/19/95, cost $228)       N/R          240       229
GE Capital Mortgage
  Services, Inc.,
  Series:
  92-10A F
   7.50%, 8/25/22            AAA          250       238
  94-24 A4
   7.00%, 7/25/24            AAA          218       196
  94-27 A6
   6.50%, 7/25/24            AAA          250       214
sec.+ Independent National
  Mortgage Corp., Series
  94-O B1
   7.875%, 9/25/24
   (acquired 11/9/95, cost
   $244)                     A2           244       235
Mid-State Trust II,
   Series 88-2 A4
   9.625%, 4/1/03            AAA          100       107

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO (UNAUDITED)
                        RATINGS          FACE
                        (STANDARD      AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)   (000)++
-------------------------------------------------------
PNC Mortgage Securities
  Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24            AAA    $     150  $    141
 sec. 96-1 B1
   7.50%, 6/25/26 (acquired
   4/15/96, cost $432)       AA           446       432
Prudential Home Mortgage
  Securities Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05            AAA           38        38
 sec. 95-2 M
   8.50%, 6/25/25 (acquired
   4/28/95, cost $271)       AA           273       278
+ Residential Accredit
  Loans Inc., Series 97-QS1
  A11
   7.50%, 2/25/27            Aaa          500       491
Residential Asset
  Securitization Trust,
  Series 96-A11 A9
   7.75%, 2/25/27            AAA          350       348
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
 sec.93-MZ3 A2
   6.97%, 8/28/23 (acquired
   7/17/95-4/22/96,
   cost $507)                N/R          550       508
 sec. 93-S27 M2
   7.50%, 6/25/23 (acquired
   7/21/95, cost $231)       A            240       230
  95-S17 A8
   7.50%, 12/25/25           AAA          272       266
Rural Housing Trust,
  Series 87-1 M
   3.33%, 10/1/28            A-           323       302
-------------------------------------------------------
GROUP TOTAL                                       6,149
-------------------------------------------------------
COMMERCIAL MORTGAGES (8.1%)
American Southwest
  Financial Securities
  Corp.,
  Series:
##93-2 S1 IO
   1.056%, 1/18/09           N/R        6,604       342
+ 95-C1 A1B
   7.40%, 11/17/04           Aaa          225       226
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA          220       223
  95-MD4 A1
   7.10%, 8/13/29            AAA          270       267
## 95-MD4 ACS2 IO
   1.867%, 8/13/29           AAA        1,734       306
(+) 96-D3 A1C
   7.40%, 10/13/26           AAA          375       373
  96-MD6 A1C
   7.04%, 11/13/26           AAA          400       389
(+)+ Carousel Center
  Finance, Inc., Series 1 B
   7.188%, 10/15/07          A            325       318
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13             AA           250       244
Chase Commercial Mortgage
  Securities Corp.,
  Series 96-2 B
   6.90%, 10/19/06           AA           500       476
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA           244       256
(+) CVM Finance Corp.
   7.19%, 3/1/04             AA           436       432
(+) DLJ Mortgage Acceptance
  Corp.,
  Series:
  95-CF2 A3
   7.05%, 12/17/27           A            400       384
  96-CF1 A1B
   7.58%, 3/13/28            AAA          375       379
## 96-CF2 S IO
   1.641%, 11/12/21          N/R        3,927       347
  96-CF2 A1B
   7.29%, 11/12/21           AAA          385       381
+ GMAC Commercial Mortgage
  Securities, Inc., Series
  96-C1 X2 IO
   1.926%, 3/15/21           Aaa        2,498       222
+ LB Commercial Conduit
  Mortgage Trust, Series
  96-C2 A
   7.416%, 10/25/26          Aaa          473       472
(+) Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10            AA           275       265
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28            AAA          275       276
  96-C2 A2
   6.82%, 11/21/28           AAA          200       195
  96-C2 IO
   1.529%, 11/21/28          N/R        2,024       180
+ Midland Realty Acceptance
  Corp., Series 96-C2 A2
   7.233%, 1/25/27           Aaa          325       322
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA          225       228
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18           N/R          100       101
## 94-MD1 A2
   7.669%, 3/15/18           N/R          125       127
(+) Prime Property Funding
   6.633%, 7/23/03           AA           250       242

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS        FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)   (000)++
-------------------------------------------------------
Structured Asset Securities
  Corp.,
  Series:
  96-CFL X1 IO
   1.331%, 2/25/28           N/R    $   3,639  $    188
  96-CFL X1A IO
   1.61%, 2/25/28            N/R        3,737       112
  96-CFL X2 IO
   1.267%, 2/25/28           N/R          931        27
-------------------------------------------------------
GROUP TOTAL                                       8,300
-------------------------------------------------------
ENERGY (0.4%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15            A-           450       427
-------------------------------------------------------
FINANCE (13.1%)
(+) BankAmerica
  Institutional, Class A
   8.07%, 12/31/26           A-           525       511
(+) BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26            BBB+         450       427
## Caterpillar Financial
  Services
   5.70%, 6/20/97            A            325       325
(+) Corestates Capital
  Corp.
   8.00%, 12/15/26           A-           425       407
(+) Equitable Life
  Assurance Society of the
  U.S., Series 1A
   6.95%, 12/1/05            A            600       574
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17            A            571       539
(+) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26            A-           550       524
First Union Institutional
  Capital, Series I
   8.04%, 12/1/26            BBB+         325       314
(+)+ Home Ownership
  Funding,
   13.331% (Preferred
     Stock)                  Aaa     (1)2,375     2,279
## Household Finance Corp.
   5.67%, 8/11/97            A             75        75
## International Lease
  Finance
   6.00%, 10/15/97           A+           500       501
John Hancock Surplus Note
   7.375%, 2/15/24           AA-          500       458
(+) Lazara Properties,
   13.547% (Preferred
   Stock)                    A         (1)450       439
## Marshall & Ilsley Bank
   5.723%, 5/26/97           A+           525       525
(+) Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23          AA-          550       523
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA           625       559
## NationsBank Texas
   5.66%, 6/18/97            A+           250       250
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24            A+           600       539
(+) New York Life Insurance
  Co.
   7.50%, 12/15/23           AA           570       520
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26           BBB+         500       476
(+) Principal Mutual Life
  Insurance Co.,
  Series 95-2 A6
   7.875%, 3/1/24            AA-          250       235
(+) Staircase Properties,
  Inc.,
   13.74% (Preferred Stock)  A         (1)450       441
(+) State Street
  Institutional Capital
   7.94%, 12/30/26           A            400       383
(+) Wells Fargo Capital,
  Series A
   8.125%, 12/1/26           BBB          500       483
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-          897       861
  96 WFP-D
   6.95%, 9/1/13             AA-          250       239
-------------------------------------------------------
GROUP TOTAL                                      13,407
-------------------------------------------------------
INDUSTRIALS (0.5%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06            A            360       330
(+) Tier One Properties,
   11.095% (Preferred
   Stock)                    A         (1)200       195
-------------------------------------------------------
GROUP TOTAL                                         525
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec.## Gemsco Mortgage Pass
  thru Certificate, Series
  83-TX A
   8.701%, 11/25/10
   (acquired 9/9/88, cost
   $286)                     AA           311       311
## Resolution Trust Corp.,
  Series 92-5 C
   8.618%, 1/25/26           AA            49        50
-------------------------------------------------------
GROUP TOTAL                                         361
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.6%)
Federal Home Loan Mortgage
  Corporation, Series
  1911-C PO
   11/15/23                  Agy          700       274
Federal National
  Mortgage Association,
  Series:
  96-34 C PO
   3/25/23                   Agy          525       217
  249 1 PO
   10/25/23                  Agy        1,352       804

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
DOMESTIC FIXED
INCOME PORTFOLIO
(UNAUDITED)


                          RATINGS        FACE
                         (STANDARD     AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)   (000)++
-------------------------------------------------------
  254 1 PO
   1/1/24                    Agy    $     230  $    145
  260 1 PO
   4/1/24                    Agy          308       193
-------------------------------------------------------
GROUP TOTAL                                       1,633
-------------------------------------------------------
TRANSPORTATION (0.3%)
(+) Jet Equipment Trust,
  Series 95-A A11
   10.00%, 6/15/12           A            295       344
-------------------------------------------------------
U.S. TREASURY SECURITIES (23.0%)
++++ U.S. Treasury Bond
   8.75%, 8/15/20            Tsy        4,640     5,424
U.S. Treasury Notes
   7.00%, 4/15/99            Tsy        2,950     2,981
   7.125%, 9/30/99           Tsy        9,200     9,322
   7.50%, 2/15/05            Tsy        5,590     5,783
-------------------------------------------------------
GROUP TOTAL                                      23,510
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $90,346)     88,850
-------------------------------------------------------
CASH EQUIVALENTS (26.0%)
-------------------------------------------------------
COMMERCIAL PAPER (23.4%)
American General Finance Corp.
   5.32%, 5/9/97                        3,000     2,983
Bell Atlantic
   5.34%, 4/24/97                       3,000     2,990
CIT Group Holdings, Inc.
   5.34%, 4/21/97                       3,000     2,991
Commercial Credit Co.
   5.24%, 4/3/97                        3,000     2,999
Ford Motor Credit Corp.
   5.27%, 4/4/97                        3,000     2,999
Greenwich Funding Corp.
   5.27%, 4/11/97                       3,000     2,995
Metlife Funding, Inc.
   5.55%, 5/2/97                        3,000     2,986
Xerox Corp.
   5.25%, 4/8/97                        3,000     2,997
-------------------------------------------------------
GROUP TOTAL                                      23,940
-------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to be
  repurchased at $2,615,
  collateralized by various
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $2,641 (Cost $2,615)                  2,615     2,615
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $26,555)            26,555
-------------------------------------------------------
TOTAL INVESTMENTS (112.9%) (Cost $116,901)      115,405
-------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-12.9%)
Cash                                           $    531
Interest Receivable                               1,097
Receivable for Investments Sold                   2,261
Receivable for Fund Shares Sold                      59
Receivable for Daily Variation on Futures
  Contracts                                           2
Other Assets                                          2
Payable for Investments Purchased               (17,050)
Payable for Investment Advisory Fees                (98)
Payable for Administrative Fees                      (7)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (2)
Other Liabilities                                    (8)
                                               --------
                                                (13,213)
-------------------------------------------------------
NET ASSETS (100%)                              $102,192
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 9,385,170 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                 $102,192
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  10.89
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $101,914
Undistributed Net Investment Income (Loss)        1,773
Undistributed Realized Net Gain (Loss)               41
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (1,496)
  Futures                                           (40)
-------------------------------------------------------
NET ASSETS                                     $102,192
-------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997
        was $2,249 or 2.2% of net assets.
++     See Note A1 to Financial Statements.
(+)    144A Security. Certain conditions for public
        sale may exist.
++++   A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate
        disclosed is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at March 31, 1997.
CMO    Collateralized Mortgage Obligation.
IO     Interest Only.
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PO     Principal Only.
REMIC  Real Estate Mortgage Investment Conduit.
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
--------------------------------------------------------------------------------
The High Yield Portfolio applies Miller Anderson & Sherrerd's analytical capabilities in a specialized fixed-income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MAS's strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the Portfolio's structure. Individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.

AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                                      MAS
                       ---------------------------------
                  INSTITUTIONAL(a)  INVESTMENT(b)  ADVISER(c)  INDEX
                  ----------------------------------------
    SIX MONTHS           5.8%            5.7%          5.8%     5.4%
    ONE YEAR            13.3            13.1          13.3     11.1
    FIVE YEARS          13.3            13.2          13.3     11.4
    SINCE INCEPTION     11.5            11.4          11.5     11.5

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 5/21/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

(c) Represents an investment in the Adviser Class which commenced operations 1/31/97. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

    For the period from 10/1/91 to 8/28/96, the Adviser voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for Institutional Class shares of the High Yield Portfolio from exceeding 0.525% of average daily net assets. Returns for time periods where total annual operating expenses of the Portfolio would have exceeded 0.525%, were it not for these waivers and reimbursements, would have been lower.

    * The High Yield Portfolio commenced operations on 2/28/89. All returns are compared to the Salomon High Yield Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (98.5%)
(UNLESS OTHERWISE NOTED)

-------------------------------------------------------
                  RATINGS          FACE
                 (STANDARD        AMOUNT        VALUE
MARCH 31, 1997    & POOR'S)        (000)        (000)++
-------------------------------------------------------
ASSET BACKED CORPORATES (2.4%)
(+) ALPS, Series 96-1D
   12.75%, 6/15/06     BB-    $         6,395  $  6,779
(+) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust, Series 96-B
  A1
   7.929%, 11/1/18     N/R              3,336     2,770
-------------------------------------------------------
GROUP TOTAL                                       9,549
-------------------------------------------------------
CABLE (9.2%)
Cablevision Systems
  Corp.
   9.875%, 5/15/06     B                6,240     6,177
Comcast Corp.
  (Convertible)
   1.125%, 4/15/07     BB-              5,750     3,019
Comcast Corp.
   9.375%, 5/15/05     BB-              1,765     1,807
# Marcus Cable Co.
   0.00%, 12/15/05     B                4,690     3,283
Rogers Cablesystems
   10.00%, 3/15/05     BB+              6,630     6,995
TCI Pacific
  Communications,
  5.00% (Convertible
  Preferred Stock)     BB-          (1)66,085     6,030
Time Warner, Inc.,
  Series M, 10.25%
  (Preferred Stock)    BB+           (1)9,263    10,004
-------------------------------------------------------
GROUP TOTAL                                      37,315
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (3.9%)
sec.## CBA Mortgage
  Corp., Series 93-C1 E
   7.961%, 12/25/03
   (acquired 8/18/95,
   cost $1,349)        BB               1,675     1,569
+ Citicorp Mortgage Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05      Ba1              1,702       970
sec. Countrywide
  Funding Corp.,
  Series 95-4 B3
   7.50%, 9/25/25
   (acquired 1/19/96,
   cost $1,161)        N/R              1,460     1,063

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)
                   RATINGS               FACE
                  (STANDARD            AMOUNT     VALUE
(CONT'D)           & POOR'S)            (000)    (000)++
-------------------------------------------------------
sec. DLJ Mortgage
  Acceptance Corp.,
  Series 94-3 B3
   6.50%, 4/25/24
   (acquired 5/8/95,
   cost $927)          N/R    $         1,388  $    792
+ First Boston
  Mortgage Securities
  Corp., Series 92-4R 2
   8.025%, 10/25/22    Ba3                  5         5
(+) GE Capital
  Mortgage Services,
  Inc., Series 94-28 B3
   8.00%, 8/25/24      N/R              1,390     1,040
Prudential Home
  Mortgage Securities
  Co., Inc.,
  Series:
  (+)+ 92-A 3B2
   7.90%, 4/28/22      B3               3,900     2,340
  sec.+ 96-A B1
   7.963%, 4/15/25
   (acquired 4/18/96,
   cost $2,137)        Ba2              3,200     2,281
  (+) 96-5 B3
   7.25%, 4/25/26      N/R              1,468     1,215
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  sec. 95-S10 B1
   7.50%, 7/25/25
   (acquired 8/25/95,
   cost $467)          BB                 615       487
  sec. 95-S11 B1
   7.50%, 9/25/25
   (acquired 8/25/95,
   cost $971)          BB               1,280     1,012
  sec. 95-S16 B3
   7.50%, 11/25/25
   (acquired 9/20/95,
   cost $955)          N/R              1,237       966
## Ryland Mortgage
  Securities Corp.,
  Series 92-A C1
   8.285%, 3/29/30     BB                 700       524
Saxon Mortgage
  Securities Corp.,
  Series:
  sec. 93-8A B3
   7.30%, 9/25/23
   (acquired 2/9/94,
   cost $735)          BB                 859       598
  (+) 94-2 B3
   6.75%, 1/25/24      BB               1,591     1,009
-------------------------------------------------------
GROUP TOTAL                                      15,871
-------------------------------------------------------

COMMERCIAL MORTGAGES (1.0%)
(+)## DLJ Mortgage
  Acceptance Corp.,
  Series 96-CF2 S IO
   1.641%, 11/12/21    N/R              8,450       747
+ GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.926%, 3/15/21     Aaa             15,984     1,418
Structured Asset Securities Corp.,
  Series:
  96-CFL X1 IO
   1.331%, 2/25/28     N/R             23,035     1,187
  96-CFL X1A IO
   1.61%, 2/25/28      N/R             23,074       692
  96-CFL X2 IO
   1.267%, 2/25/28     N/R              5,473       161
-------------------------------------------------------
GROUP TOTAL                                       4,205
-------------------------------------------------------
CONSUMER SERVICES/PRODUCTS (2.6%)
RJR Nabisco, Inc.
   8.75%, 4/15/04      BBB-             6,105     6,093
TLC Beatrice
  International
  Holdings, Inc.
   11.50%, 10/1/05     BB-              4,150     4,461
-------------------------------------------------------
GROUP TOTAL                                      10,554
-------------------------------------------------------
ENERGY (2.4%)
Midland Funding II,
  Series A
   11.75%, 7/23/05     B-               2,300     2,596
Nuevo Energy Co.
   9.50%, 4/15/06      B                3,005     3,088
Vintage Petroleum
   8.625%, 2/1/09      B+               4,160     3,962
-------------------------------------------------------
GROUP TOTAL                                       9,646
-------------------------------------------------------
FINANCE (5.3%)
Amresco, Inc., Series
  97-A
   10.00%, 3/15/04     B                3,700     3,663
Anthem Insurance,
  Series A
   9.00%, 4/1/27       BBB+             4,250     4,189
First Nationwide
  Holdings, Inc.
   9.125%, 1/15/03     B                1,625     1,658
(+) 10.625%, 10/1/03   B                2,710     2,900
Homeside, Inc.
   11.25%, 5/15/03     B+               1,007     1,133

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                    RATINGS              FACE
                    (STANDARD          AMOUNT     VALUE
                    & POOR'S)           (000)    (000)++
-------------------------------------------------------
(+) Riggs Capital
  Trust II
   8.875%, 3/15/27     BB-    $         4,310  $  4,305
## United Savings of
  Texas
   8.05%, 5/15/98      BB+              3,505     3,566
-------------------------------------------------------
GROUP TOTAL                                      21,414
-------------------------------------------------------
INDUSTRIALS (30.5%)
Advanced Micro
  Devices
   11.00%, 8/1/03      BB-              5,655     6,220
(+) Borg-Warner
  Security Corp.
   9.625%, 3/15/07     B-               4,155     4,098
Boyd Gaming Corp.
   9.25%, 10/1/03      BB               5,015     4,739
(+) CA FM Lease Trust
   8.50%, 7/15/17      BBB-             3,500     3,531
*(+)@ Consolidated
  Hydro, Inc.
  (Warrants, expiring
  12/31/03)                          (1)2,700        --
* Consolidated Hydro,
  Inc., 13.50%
  (Preferred Stock)    N/R           (1)1,500       208
Courtyard by
  Marriott, Series B
   10.75%, 2/1/08      B-               4,310     4,547
Digital Equipment
  Corp.
   8.625%, 11/1/12     BB+              2,080     2,030
DR Securitized Lease
  Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10      BB-              2,272     1,941
  93-K1 A2
   7.43%, 8/15/18      BB-              2,565     2,024
  94-K1 A1
   7.60%, 8/15/07      BB-              3,821     3,546
  94-K1 A2
   8.375%, 8/15/15     BB-              1,525     1,338
DR Structured
  Finance, Series
  94-K2
   9.35%, 8/15/19      BB-                850       812
Gaylord Container
  Corp.
   11.50%, 5/15/01     B                4,500     4,736
 # 12.75%, 5/15/05   B-               5,125     5,631
Grand Casinos, Inc.
   10.125%, 12/1/03    BB               6,275     6,236
HMC Acquisition
  Properties
   9.00%, 12/15/07     BB-              3,585     3,621
Host Marriott Travel
  Plaza
   9.50%, 5/15/05      BB-              5,175     5,259
(+) ISP Holdings,
  Inc.
   9.00%, 10/15/03     B+               8,020     8,090
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10       BB-              4,850     4,645
# Norcal Waste
  Systems, Inc.
   13.00%, 11/15/05    BB-              5,985     6,643
Owens-Illinois, Inc.
   11.00%, 12/1/03     BB               1,100     1,215
SD Warren Co.
   12.00%, 12/15/04    B+               4,300     4,773
(+) Sinclair Capital,
  11.625% (Preferred
  Stock)               B            (1)41,500     4,129
(+) Stone Container
  Corp.
   11.50%, 8/15/06     B+               1,500     1,478
(+) Sun International
  Hotels
   9.00%, 3/15/07      B+               2,490     2,390
(+) TCI Satellite
  Entertainment, Inc.
   12.25%, 2/15/07     B-              13,115     6,033
Tele-Communications, Inc.
   9.25%, 1/15/23      BBB-             8,575     8,241
Tenet Healthcare
  Corp.
   8.625%, 1/15/07     B+               3,880     3,827
Viacom, Inc.
   8.00%, 7/7/06       BB-             12,625    11,868
-------------------------------------------------------
GROUP TOTAL                                     123,849
-------------------------------------------------------
SUPERMARKETS (1.1%)
Southland Corp.
   5.00%, 12/15/03     BB+              5,649     4,632
-------------------------------------------------------
TECHNOLOGY (0.6%)
## Blue Bell Funding
   11.854%, 5/1/99     BB-              2,215     2,270
-------------------------------------------------------
TELEPHONES (15.9%)
# Brooks Fiber
  Properties, Inc.
   0.00%, 3/1/06       N/R              8,420     5,326
 (+) 0.00%, 11/1/06    N/R              5,035     3,034
Comcast Cellular
  Corp.,
  Series:
   A, Zero Coupon,
     3/5/00            BB-                125        92
   B, Zero Coupon,
     3/5/00            BB-              6,415     4,715
*@ Dial Call
  Communications,
  Inc. (Warrants,
  expiring 4/25/99)                  (1)4,800        --
# Dial Call
  Communications, Inc.
   0.00%, 4/15/04      CCC-             4,800     3,588
 + 0.00%, 12/15/05   B3               1,900     1,332
# EchoStar Satellite
  Broadcast
   0.00%, 3/15/04      B-               8,855     7,051
(+) Globalstar LP
   11.375%, 2/15/04    B                6,890     6,735
+ IXC Communications
  Inc., Series B
   12.50%, 10/1/05     B3               3,715     4,124

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)
                   RATINGS               FACE
                  (STANDARD            AMOUNT     VALUE
(CONT'D)           & POOR'S)            (000)    (000)++
-------------------------------------------------------
# Nextel
  Communications,
  Inc.
   0.00%, 8/15/04      CCC-   $        14,860  $ 10,253
Paging Network, Inc.
   10.125%, 8/1/07     B                  900       839
   10.00%, 10/15/08    B                3,370     3,109
(+) Qwest
  Communications
  International, Inc.
   10.875%, 4/1/07     B+               3,575     3,553
Rogers
  Communications,
  Inc.
   9.125%, 1/15/06     BB-              2,060     2,039
# Teleport
  Communications
  Group, Inc.
   0.00%, 7/1/07       B               12,740     8,631
-------------------------------------------------------
GROUP TOTAL                                      64,421
-------------------------------------------------------
TRANSPORTATION (1.9%)
sec. Jet Equipment
  Trust
  Series 95-A
   11.79%, 6/15/13
   (acquired 4/26/96,
   cost $3,912)        BB+              3,450     4,131
(+) Series 95-D C
   11.44%, 11/1/14     BB+              2,350     2,772
USAir Inc., Series F:
   10.55%, 4/1/05      B+                 625       600
   10.70%, 1/15/06     B+                 296       285
-------------------------------------------------------
GROUP TOTAL                                       7,788
-------------------------------------------------------
UTILITIES (1.7%)
Cleveland Electric
  Illuminating Co.
  Series B
   8.375%, 12/1/11     BB                 600       584
   8.375%, 8/1/12      BB               2,025     1,974
Midland Cogeneration
  Ltd. Venture LP,
  Series:
  C-91
   10.33%, 7/23/02     BB-                684       727
  C-94
   10.33%, 7/23/02     BB-              3,296     3,506
-------------------------------------------------------
GROUP TOTAL                                       6,791
-------------------------------------------------------
YANKEE (20.0%)
(+) APP International
  Finance II
  Mauritius Ltd.
   12.00%, 12/29/49    B+               3,585     3,468
## Central Bank of
  Argentina Bocon PIK
  Pre 4
   5.375%, 9/1/02      N/R              3,810     4,222
 (+) Globo
  Communicacoes
   10.50%, 12/20/06    B+               3,050     3,092
(+) Multicanal SA
   10.50%, 2/1/07      BB-              2,960     2,990
Net Sat Servicos Ltd.
   12.75%, 8/5/04      B                3,210     3,342
# Occidente y Caribe
  Celular
   0.00%, 3/15/04      B                6,980     4,607
## Republic of
  Argentina
   5.25%, 3/31/23      BB-             19,400    12,052
+## Republic of
  Brazil Front Loaded
  Interest Reduction
  Bond
   4.50%, 4/15/09      BB               8,565     6,295
Republic of Colombia
   8.70%, 2/15/16      BBB-             7,975     7,765
(+) Republic of
  Panama
   7.875%, 2/13/02     BB+              4,315     4,186
Republic of
  Venezuela, Series A
   6.75%, 3/31/20      B               11,225     7,928
*@ Republic of
  Venezuela Recovery
  Rights, expiring
  3/31/20                           (1)56,125        --
Russian Interest
  Arrears Note
   6.75%, 6/30/17      BB-              6,375     4,287
(+) Transgas de
  Occidente S.A.
   9.79%, 11/1/10      BBB-             2,800     2,933
(+) TV Azteca SA de CV
   10.50%, 2/15/07     B                4,830     4,757
United Mexican States
   6.25%, 12/31/19     BB              13,375     9,363
*@ United Mexican
  States Recovery
  Rights, expiring
  6/30/03                       (1)13,375,000        --
-------------------------------------------------------
GROUP TOTAL                                      81,287
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $397,718)   399,592
-------------------------------------------------------
CASH EQUIVALENT (2.2%)
-------------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $9,099, collateralized
  by various U.S. Government
  Obligations due
  4/1/97-1/29/99, valued at
  $9,188 (Cost $9,097)                  9,097     9,097
-------------------------------------------------------
TOTAL INVESTMENTS (100.7%) (Cost $406,815)      408,689
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                 (000)++
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
Cash                                           $    627
Interest Receivable                               8,430
Receivable for Investments Sold                   6,879
Receivable for Fund Shares Sold                     191
Other Assets                                          8
Payable for Investments Purchased               (11,167)
Payable for Fund Shares Redeemed                 (7,452)
Payable for Investment Advisory Fees               (366)
Payable for Administrative Fees                     (32)
Payable for Shareholder Servicing
  Fees-Investment Class                              (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (6)
Other Liabilities                                   (21)
                                               --------
                                                 (2,910)
-------------------------------------------------------
NET ASSETS (100%)                              $405,779
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 42,283,550 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $394,929
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.34
-------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,028,737 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                 $  9,603
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.33
-------------------------------------------------------
ADVISER CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 133,527 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                 $  1,247
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.34
-------------------------------------------------------

NET ASSETS CONSIST OF:
Paid in Capital                                $393,218
Undistributed Net Investment Income (Loss)        9,011
Undistributed Realized Net Gain (Loss)            1,676
Unrealized Appreciation (Depreciation) on
  Investment Securities                           1,874
-------------------------------------------------------
NET ASSETS                                     $405,779
-------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997 was
        $12,899 or 3.2% of net assets.
+      See Note A1 to Financial Statements.
*      Non-income producing security.
(+)    144A security. Certain conditions for public sale
        may exist.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 1997.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
@      Value is less than $500.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PIK    Paid-In-Kind Security.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Cash Reserves Portfolio is a money market fund which invests in only the highest quality short-term investment securities. The fund looks to maximize current income while preserving capital and liquidity. The Portfolio purchases cash equivalents of up to 13 months in maturity using high-grade (A1/P1) commercial paper and other money market securities, such as repurchase agreements and U.S. Treasury Bills.

-------------------------------------------------------
SEC 7-DAY YIELDS AT 3/31/97
         AVERAGE YIELD                    5.19%
         EFFECTIVE YIELD                  5.33
-------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain other expenses to the extent necessary to keep total annual operating expenses for the Cash Reserves Portfolio from exceeding 0.32% of average daily net assets. Returns for the period from 10/1/90 to 3/31/97 would have been lower if such waivers and reimbursements had not been made.

An investment in the Cash Reserves Portfolio is neither insured nor guaranteed by the U.S. Government. The Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

STATEMENT OF NET ASSETS
COMMERCIAL PAPER (92.5%)

-----------------------------------------------------
                                       FACE
                                     AMOUNT     VALUE
MARCH 31, 1997                        (000)     (000)++
-----------------------------------------------------
COMMERCIAL BANKING & CREDIT (22.9%)
American Express Credit Corp.
   5.30%, 4/25/97                 $   2,300  $  2,292
Canadian Imperial Bank of
  Commerce
   5.35%, 5/19/97                     2,300     2,284
CIT Group Holdings, Inc.
   5.51%, 4/24/97                     2,300     2,291
Citation Capital Corp.
   5.41%, 5/12/97                     2,000     1,988
Commerzbank U.S. Finance, Inc.
   5.40%, 5/19/97                     2,300     2,283
Elger Capital Corp.
   5.55%, 4/25/97                     2,300     2,291
ING Finance Corp.
   5.35%, 4/14/97                     2,300     2,296
Toronto-Dominion Bank
   5.47%, 4/21/97                 $   2,300  $  2,293
-----------------------------------------------------
GROUP TOTAL                                    18,018
-----------------------------------------------------
FINANCIAL LEASING & SERVICES (14.1%)
Asset Backed Capital Ltd.
   5.67%, 4/25/97                     2,300     2,291
Asset Securitization Corp.
   5.33%, 5/6/97                      2,300     2,288
Delaware Funding Corp.
   5.27%, 4/21/97                     2,300     2,293
International Lease Finance
  Corp.
   5.37%, 5/23/97                     2,300     2,282
Panasonic Finance, Inc.
   5.33%, 5/13/97                     2,000     1,988
-----------------------------------------------------
GROUP TOTAL                                    11,142
-----------------------------------------------------
INDUSTRIALS (17.8%)
Electronic Data Systems Corp.
   5.29%, 4/4/97                      2,300     2,299
General Electric Capital Corp.
   5.32%, 5/2/97                      2,300     2,289
IBM Credit Corp.
   5.35%, 5/19/97                     2,300     2,284
McGraw-Hill, Inc.
   5.52%, 5/27/97                     2,360     2,340
Monsanto Co.
   5.31%, 4/2/97                      2,500     2,500
Pitney Bowes Credit Corp.
   5.37%, 4/17/97                     2,300     2,294
-----------------------------------------------------
GROUP TOTAL                                    14,006
-----------------------------------------------------
MANUFACTURING AND RETAIL TRADE (2.9%)
Xerox Corp.
   5.32%, 5/1/97                      2,300     2,290
-----------------------------------------------------
PERSONAL BANKING & CREDIT (20.3%)
American General Finance Corp.
   5.34%, 5/14/97                     2,300     2,285
Ford Motor Credit Corp.
   5.29%, 4/14/97                     2,300     2,296
Household Finance Corp.
   5.51%, 4/30/97                     2,300     2,290
Metlife Funding, Inc.
   5.25%, 4/11/97                     2,238     2,235
Prudential Funding Corp.
   5.36%, 5/16/97                     2,300     2,285
Transamerica Corp.
   5.26%, 4/11/97                     2,300     2,297
Weyerhaeuser Mortgage Corp.
   5.37%, 5/13/97                     2,300     2,286
-----------------------------------------------------
GROUP TOTAL                                    15,974
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                       FACE
                                     AMOUNT     VALUE
                                      (000)    (000)++
-----------------------------------------------------
TELECOMMUNICATIONS (5.8%)
Bell Atlantic Corp.
   5.31%, 4/4/97                  $   2,300  $  2,299
Dow Jones & Co., Inc.
   5.52%, 5/5/97                      2,300     2,288
-----------------------------------------------------
GROUP TOTAL                                     4,587
-----------------------------------------------------
TRANSPORTATION (2.9%)
Daimler-Benz AG
   5.32%, 5/2/97                      2,300     2,289
-----------------------------------------------------
UTILITIES (5.8%)
Pacific Gas & Electric Co.
   5.34%, 4/18/97                     2,300     2,294
Southern California Edison Co.
   5.54%, 5/8/97                      2,300     2,286
-----------------------------------------------------
GROUP TOTAL                                     4,580
-----------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $72,886)          72,886
-----------------------------------------------------
REPURCHASE AGREEMENT (7.2%)
-----------------------------------------------------
Chase Securities, Inc. 6.20%,
  dated 03/31/97, due 4/1/97, to
  be repurchased at $5,678,
  collateralized by U.S.
  Treasury Notes, due 5/15/99,
  valued at $5,801 (Cost $5,677)      5,677     5,677
-----------------------------------------------------
TOTAL INVESTMENTS (99.7%) (Cost $78,563)       78,563
-----------------------------------------------------

OTHER ASSETS AND LIABILITIES (0.3%)
Receivable for Fund Shares Sold              $    285
Other Assets                                        2
Payable for Fund Shares Redeemed                  (22)
Dividends Payable                                  (8)
Payable for Investment Advisory Fees              (33)
Payable for Administrative Fees                    (5)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (1)
Other Liabilities                                 (18)
                                             --------
                                                  200
-----------------------------------------------------
NET ASSETS (100%)                            $ 78,763
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 78,763,687 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $ 78,763
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $   1.00
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                              $ 78,763
-----------------------------------------------------
NET ASSETS                                   $ 78,763
-----------------------------------------------------

+ See Note A1 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio II invests in all sectors of the bond market without investing in fixed-income securities rated below A at the time of purchase. Miller Anderson & Sherrerd constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, investment-grade corporate bonds, mortgages, foreign and other fixed-income securities based upon relative value in the marketplace.

---------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                           MAS              INDEX
                           ------------------------------
    SIX MONTHS             3.2%              2.5%
    ONE YEAR               6.4               4.9
    FIVE YEARS             8.0               7.3
    SINCE INCEPTION        9.7               8.6
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

* The Fixed Income Portfolio II commenced operations on 8/31/90. Pursuant to a vote of the Portfolio's shareholders on May 12, 1997, the Portfolio's investment policies were changed to allow investments in fixed-income securities of domestic issuers rated BBB or higher at time of purchase. Therefore, it is reasonable to expect that the Portfolio's performance pattern may be somewhat altered. All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.6%)
(UNLESS OTHERWISE NOTED)

--------------------------------------------------------
                        RATINGS       FACE
                       (STANDARD     AMOUNT      VALUE
 MARCH 31, 1997         & POOR'S)     (000)     (000)++
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (5.4%)
## Government National
  Mortgage Association
  Various Pools:
   6.00%, 11/20/26-12/20/26  Agy    $   5,329  $   5,323
    6.50%, 7/20/26           Agy    $   5,035  $   5,091
--------------------------------------------------------
GROUP TOTAL                                       10,414
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (13.2%)
Federal Home Loan Mortgage
  Corporation
  Conventional Pools:
   8.25%, 10/1/06            Agy          108        111
   10.00%, 9/1/17-11/1/20    Agy        1,504      1,625
   10.25%, 7/1/09            Agy          286        311
   11.00%, 1/1/16            Agy          385        426
   11.25%, 9/1/10-12/1/14    Agy          384        427
   11.50%, 2/1/00            Agy            1          1
  Gold Pools:
   7.00%, 9/1/23-6/1/25      Agy        5,093      4,896
   10.00%, 1/1/21            Agy        1,003      1,092
  March TBA
   7.50%, 6/15/27            Agy        3,000      2,950
  April TBA
   7.50%, 12/15/26           Agy        2,425      2,385
  May TBA
   7.50%, 6/15/26            Agy        4,100      4,023
Federal National Mortgage
  Association
  Conventional Pools:
   10.00%, 5/1/22            Agy          939      1,019
   10.50%, 11/1/17-12/1/17   Agy          837        924
   10.75%, 8/1/13            Agy          104        115
   11.25%, 11/1/00-8/1/13    Agy          226        252
   11.50%, 9/1/25            Agy          819        921
Government National
  Mortgage Association
  Various Pools:
   10.00%, 11/15/09-5/15/18  Agy        1,945      2,130
   10.50%, 12/15/00-5/15/19  Agy          122        136
   11.00%, 2/15/10-2/15/19   Agy        1,576      1,775
   11.50%, 8/20/14-1/20/18   Agy           32         35
--------------------------------------------------------
GROUP TOTAL                                       25,554
--------------------------------------------------------
ASSET BACKED CORPORATES (3.9%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02            N/R        1,017      1,021
## Airplanes Pass Through
  Trust, Series 1 B
   6.538%, 3/15/19           A            510        511
ALPS, Series 94-1 A4 CMO
   7.80%, 9/15/04            AA           800        812
Americredit Automobile
  Receivables Trust, Series
  96-B A
   6.50%, 1/12/02            AAA        1,493      1,488
(+) National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03           N/R        1,125      1,120
Security Pacific Home
  Equity Trust, Series
  91-AB
   10.50%, 3/10/06           A+           595        596

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS       FACE
                           (STANDARD   AMOUNT      VALUE
                            & POOR'S)   (000)     (000)++
--------------------------------------------------------
(+) Team Fleet Financing
  Corporation, Series 96-1A
   6.65%, 12/15/02           A-     $     475  $     464
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03             AAA        1,520      1,511
--------------------------------------------------------
GROUP TOTAL                                        7,523
--------------------------------------------------------
ASSET BACKED MORTGAGES (1.0%)
AFC Home Equity Loan Trust,
  Series 96-4 1A6
   7.22%, 3/25/27            AAA        1,000        956
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   5.267%, 10/25/26          N/R       16,651        416
  sec. 96-3 YMA
   10/25/26 (acquired
   12/24/96, cost $22)       N/R       16,740         22
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28            AAA       14,094        382
  sec. 96-4 A12 YMA
   1/15/28 (acquired
   12/16/96, cost $7)        AAA        4,870          7
  sec. 96-4 A12 YMA
   1/15/28 (acquired
   12/16/96, cost $22)       AAA       14,600         22
  96-4 A12 IO
   1.05%, 1/15/28            AAA        4,756        128
--------------------------------------------------------
GROUP TOTAL                                        1,933
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.5%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  89-47 F PAC CMO
   10.00%, 6/15/20           Agy          400        432
  93-149 O PO REMIC,
   8/25/23                   Agy          134         66
  96-14 PC PO REMIC
   12/25/23                  Agy          105         47
  96-37 H PO REMIC 8/25/23   Agy          800        490
  96-46 PB PO REMIC 9/25/23  Agy          110         59
  96-54 N PO REMIC 7/25/23   Agy           80         49
  96-54 O PO REMIC 11/25/23  Agy           90         45
  1632 SA Inv Fl REMIC
   5.657%, 11/15/23          Agy          884        629
  1699-SD Inv Fl IO REMIC
   2.50%, 3/15/24            Agy        9,720        624
   1709 H PO REMIC, 1/15/24  Agy           62         22
  1750-C PD PO REMIC,
   3/15/24                   Agy           94         55
  1813 K PO REMIC, 2/15/24   Agy           60         36
  1844 PC PO REMIC, 3/15/24  Agy          110         56
  1887 I PO REMIC, 10/15/22  Agy           65         36
Federal National Mortgage
  Association, Series 92-33
  S Inv Fl
   11.46%, 3/25/22           Agy          305        302
--------------------------------------------------------
GROUP TOTAL                                        2,948
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (11.3%)
## Bear Stearns Mortgage
  Securities Inc., Series
  96-4 AI 10
   8.125%, 9/25/27           AAA        1,100      1,104
+ Chase Mortgage Finance
  Corp.,
  Series:
  93-N A8
   6.75%, 11/25/24           Aaa        1,287      1,129
  94-H A7
   7.25%, 6/25/25            Aaa        1,600      1,478
Chemical Mortgage
  Securities, Inc., Series
  96-1 A9
   7.25%, 1/25/26            AAA            1          1
(+) Citicorp Mortgage
  Securities, Inc., Series
  95-2 B1, REMIC,
   7.50%, 4/25/25            N/R          780        754
First Boston Mortgage
  Corp.,
  Series:
  sec. 92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/93, cost
   $321)                     A            334        323
  sec. 93-5 B1
   7.30%, 7/25/23 (acquired
   7/19/95, cost $1,355)     N/R        1,425      1,358
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24            AAA          582        523
sec.## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.528%, 5/28/22
   (acquired 8/5/92, cost
   $281)                     N/R          281        277
Mid-State Trust II, Series
  88-A4
   9.625%, 4/1/03            AAA        1,050      1,128
PNC Mortgage Securities
  Corp.,
  Series:
  94-3 A8
   7.50%, 7/25/24            AAA        2,117      1,986
  sec. 96-1 B1
   7.50%, 6/25/26 (acquired
   4/15/96, cost $1,128)     AA         1,166      1,128

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II
 (UNAUDITED)
                         RATINGS         FACE
                        (STANDARD      AMOUNT      VALUE
(CONT'D)                 & POOR'S)      (000)     (000)++
--------------------------------------------------------
Prudential Home Mortgage
  Securities Co., Inc,
  Series:
  sec.+ 92-33 B1
   7.50%, 8/15/22 (acquired
   9/14/92, cost $526)       Aa3    $     553  $     512
  (+)+ 92A-B2 4,
   7.90%, 4/28/22            A1         1,000        897
  sec.+ 93-17 B1
   6.50%, 3/1/23 (acquired
   4/14/93, cost $577)       Aa2          600        582
(+)## 94-A 3B3
   6.803%, 4/28/24           N/R        1,450      1,330
Residential Accredit Loans
  Inc.,
  Series:
  97-Q52 A8
   7.75%, 3/25/27            AAA          525        525
  + 97-Q54 A9
   7.75%, 6/15/27            Aaa          875        866
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series:
  93-MZ1 A2
   7.47%, 3/2/23             AA         1,000        967
  sec. 93-MZ2 A2
   7.47%, 5/30/23 (acquired
   5/12/93, cost $651)       AA           650        627
  sec. 93-MZ3 A2
   6.97%, 8/28/23 (acquired
   6/2/95, cost $658)        N/R          700        646
  sec. 93-S27 M2
   7.50%, 6/25/23 (acquired
   7/21/95, cost $770)       A            800        764
  sec. 94-S1 A19
   6.75%, 1/25/24 (acquired
   5/22/95, cost $703)       AAA          771        716
  95-R20 A5
   7.50%, 12/25/25           AAA            1          1
Rural Housing Trust, Series
  87-1M
   3.33%, 10/1/28            A-         1,160      1,086
## Ryland Mortgage
  Securities Corp., Series
  92-A 1A
   8.285%, 3/29/30           A-           563        553
sec.+ Salomon Brothers
  Mortgage Securities,
  Series 93-3 B1
   7.20%, 8/25/23 (acquired
   7/26/95, cost $598)       Aa2          625        588
--------------------------------------------------------
GROUP TOTAL                                       21,849
--------------------------------------------------------
COMMERCIAL MORTGAGES (12.4%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            N/R        1,108      1,088
  ## 93-2 S1 IO
   1.056%, 1/18/09           N/R       11,373        590
  + 95-C1 A1B
   7.40%, 11/17/04           Aaa        1,050      1,053
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA        1,270      1,286
  95-MD4 A1
   7.10%, 8/13/29            AAA        1,177      1,163
  ## 95-MD4 ACS2 IO
   1.867%, 8/13/29           N/R        2,050        362
  (+)+ 96-D3 A1C
   7.40%, 10/13/26           Aaa          850        846
  96-MD6 A1C
   7.04%, 11/13/26           AAA          825        802
Beverly Finance Corp.
   8.36%, 7/15/04            AA-          675        701
(+) Carousel Center
  Finance, Inc., Series 1 B
   7.188%, 10/15/07          A          1,400      1,371
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13             AA           950        929
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA           731        768
(+) Crystal Run Properties,
  Series A
   7.393%, 8/15/06           AA         1,100      1,086
(+) CVM Finance Corp.
   7.19%, 3/1/04             AA           582        577
+ DLJ Mortgage Acceptance
  Corp.,
  Series:
  95-CF2 A3
   7.05%, 12/17/27           A          1,100      1,056
  96-CF1 A1B
   7.58%, 3/13/28            AAA        1,100      1,111
  96-CF2 AIB
   7.29%, 7/15/06            AAA          260        258
  ## 96-CF2 S IO
   1.641%, 11/12/21          N/R        1,535        136
(+) FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07             AA           672        673
+ GMAC Commercial Mortgage
  Securities, Inc., Series
  96-C1 X2 IO
   1.926%, 3/15/21           Aaa        3,890        345
(+) Lakewood Mall Finance
  Co., Series 95-C1 A
   7.00%, 8/13/10            AA           900        869
+ LB Commercial Conduit
  Mortgage Trust, Series
  96-C2 A
   7.416%, 10/25/26          Aaa        1,043      1,041
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28            AAA        1,100      1,103

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                          (STANDARD   AMOUNT      VALUE
                           & POOR'S)    (000)     (000)++
--------------------------------------------------------
  96-C2 A2
   6.82%, 11/21/28           AAA    $     400  $     390
  96-C2 IO
   1.529%, 11/21/28          N/R        4,193        373
+ Midland Realty Acceptance
  Corp., Series 96-C2 A2
   7.233%, 1/25/29           Aaa          700        693
Mortgage Capital Funding,
  Inc., Series 95-MC1 A1B
   7.60%, 5/25/27            AAA        1,300      1,316
## Nomura Asset Securities
  Corp., Series 94-MD1 A2
   7.669%, 3/15/18           AA           750        763
(+) Prime Property Funding,
  Series 1A
   6.633%, 7/23/03           AA         1,150      1,115
--------------------------------------------------------
GROUP TOTAL                                       23,864
--------------------------------------------------------
ENERGY (0.6%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15            A-         1,275      1,210
--------------------------------------------------------
FINANCE (14.1%)
(+)+ BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26            A3           850        806
(+) BankAmerica
  Institutional, Series A
   8.07%, 12/31/26           A-           900        875
## Caterpillar Financial
  Services
   5.70%, 6/20/97            A          1,350      1,350
(+) Corestates Capital
  Corp.
   8.00%, 12/15/26           A-           400        383
Countrywide Funding Corp.,
  Series A
   6.55%, 4/14/00            A          1,000        988
(+) Equitable Life
  Assurance Society of the
  U.S., Series 1A
   6.95%, 12/1/05            A            950        909
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17            A          1,169      1,103
First Chicago NBD Corp.,
  Series:
  + A,
   7.95%, 12/1/26            A-         1,025        976
## F,
  5.718%, 10/3/97            A          1,525      1,525
+ First Union Institutional
  Capital, Series I
   8.04%, 12/1/26            A2           825        798
(+)+ Home Ownership
  Funding, 13.331%
  (Preferred Stock)          Aaa     (1)4,350      4,174
## Household Finance Corp.
   5.67%, 8/11/97            A          1,350      1,351
John Hancock Surplus Note
   7.375%, 2/15/24           AA-          950        871
(+) Lazara Properties,
   13.547% (Preferred
   Stock)                    A         (1)900        877
(+) Massachusetts Mutual
  Life Insurance Co.
   7.625%, 11/15/23          AA-          900        856
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA         1,200      1,074
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24            A+         1,250      1,123
(+) New York Life Insurance
  Co.
   7.50%, 12/15/23           AA         1,250      1,139
(+)+ PNC Institutional
  Capital, Series A
   7.95%, 12/15/26           A2         1,050      1,000
(+) Principal Mutual Life
  Insurance Co., Series
  95-2 A6
   7.875%, 3/1/24            AA-          825        776
(+) Staircase Properties,
  Inc.,
   13.74% (Preferred Stock)  A         (1)875        857
(+) State Street
  Institutional Capital,
  Series A
   7.94%, 12/30/26           A            825        790
(+)+ Wells Fargo Capital,
  Series A
   8.125%, 12/1/26           A2         1,000        967
(+) World Financial
  Properties
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-        1,346      1,291
  96 WFP-D
   6.95%, 9/1/13             AA-          450        431
--------------------------------------------------------
GROUP TOTAL                                       27,290
--------------------------------------------------------
FOREIGN GOVERNMENTS (3.0%)
Government of Canada
   9.75%, 6/1/21             AA+     CAD2,165      1,992
Swedish Government
   6.00%, 2/9/05             AAA    SEK15,600      1,950
   10.25%, 5/5/03            AA+       11,000      1,728
--------------------------------------------------------
GROUP TOTAL                                        5,670
--------------------------------------------------------
INDUSTRIALS (0.7%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06            A      $   1,025        939
(+) Tier One Properties,
   11.095% (Preferred
   Stock)                    A         (1)425        416
--------------------------------------------------------
GROUP TOTAL                                        1,355
--------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.8%)
Bank of America, Series A
   8.375%, 5/1/07            AAA          135        135
California Federal Savings
  & Loan, Series 86-1A
   8.80%, 1/1/14             AA            83         83
First Federal Savings &
  Loan Association, Series
  92-C
   8.75%, 6/1/06             AA            53         53

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO II
(UNAUDITED)

                         RATINGS         FACE
                        (STANDARD      AMOUNT      VALUE
(CONT'D)                 & POOR'S)      (000)     (000)+
--------------------------------------------------------
## Resolution Trust Corp.,
  Series 92-5 C
   8.63%, 1/25/26            AA     $     521  $     529
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11             AA           835        786
--------------------------------------------------------
GROUP TOTAL                                        1,586
--------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.5%)
Federal National Mortgage
  Association
  Series:
  93-146 G PO REMIC 5/25/23  Agy          583        297
  93-205 G PO REMIC 9/25/23  Agy          474        249
  93-235 H PO REMIC 9/25/23  Agy          194        127
  93-243 C PO REMIC
   11/25/23                  Agy          128         79
  249 1 PO 10/25/23          Agy        2,030      1,208
  254 1 PO 1/1/24            Agy          670        423
  260 1 PO 4/1/24            Agy          896        561
--------------------------------------------------------
GROUP TOTAL                                        2,944
--------------------------------------------------------
TRANSPORTATION (0.6%)
(+) Jet Equipment Trust,
  Series 95-A A11
   10.00%, 6/15/12           A            950      1,108
--------------------------------------------------------
U.S. TREASURY SECURITIES (22.6%)
U.S. Treasury Bond
   8.75%, 8/15/20            Tsy        4,445      5,196
U.S. Treasury Notes
   6.125%, 5/15/98           Tsy        3,500      3,498
   7.00%, 4/15/99            Tsy        3,200      3,234
++ 7.125%, 9/30/99           Tsy       17,000     17,226
   7.50%, 2/15/05            Tsy       14,080     14,566
--------------------------------------------------------
GROUP TOTAL                                       43,720
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $181,572)    178,968
--------------------------------------------------------
CASH EQUIVALENTS (12.6%)
--------------------------------------------------------
Short-term Investments Held
  as Collateral for Loaned
  Securities (1.9%)                     3,649      3,649
--------------------------------------------------------

COMMERCIAL PAPER (6.2%)
American Express Credit
  Corp.
   5.30%, 4/15/97                       6,000      5,988
CIT Group Holdings, Inc.
   5.34%, 4/21/97                       6,000      5,982
--------------------------------------------------------
GROUP TOTAL                                       11,970
--------------------------------------------------------
REPURCHASE AGREEMENT (4.5%)
  Chase Securities, Inc.
   6.20%, dated 3/31/97,
   due 4/1/97, to be
   repurchased at $8,773,
   collateralized by
   various U.S. Government
   Obligations, due
   4/10/97-1/29/99, valued
   at $8,859                            8,771      8,771
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $24,390)             24,390
--------------------------------------------------------
TOTAL INVESTMENTS (105.2%) (Cost $205,962)       203,358
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.2%)
Dividends Receivable                                  23
Interest Receivable                                2,385
Receivable for Investments Sold                   14,691
Receivable for Fund Shares Sold                      579
Receivable for Daily Variation on Futures
  Contracts                                            2
Unrealized Gain on Forward Foreign Currency
  Contracts                                          127
Other Assets                                           4
Payable for Investments Purchased                (24,018)
Payable for Investment Advisory Fees                (187)
Payable for Administrative Fees                      (13)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (4)
Payable to Custodian                                  (2)
Collateral on Securities Loaned, at Value         (3,649)
Other Liabilities                                    (33)
                                               ---------
                                                 (10,095)
--------------------------------------------------------
NET ASSETS (100%)                              $ 193,263
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 17,427,434 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $ 193,263
--------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   11.09
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                                  (000)++
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $ 190,491
Undistributed Net Investment Income (Loss)         4,049
Undistributed Realized Net Gain (Loss)             1,204
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (2,602)
  Foreign Currency                                   105
  Futures                                             16
--------------------------------------------------------
NET ASSETS                                     $ 193,263
--------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997 was
        $7,572 or 3.9% of net assets.
++     See Note A1 to Financial Statements.
(+)    144A Security. Certain conditions for public sale
        may exist.
++++   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
CAD    Canadian Dollar
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 1997.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit.
SEK    Swedish Krona
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES PORTFOLIO
(UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Mortgage-Backed Securities Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government, other fixed-income securities and derivative instruments. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment risk, interest rate sensitivity and yield curve sensitivity.

---------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                           MAS              INDEX
                           ------------------------------
    SIX MONTHS             3.9%              3.0%
    ONE YEAR               7.2               6.0
    FIVE YEARS             7.1               6.9
    SINCE INCEPTION        6.9               6.8
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Mortgage-Backed Portfolio from exceeding 0.50% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

* The Mortgage-Backed Securities Portfolio commenced operations on 1/31/92. All returns are compared to the Lehman Brothers Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (97.7%)
(UNLESS OTHERWISE NOTED)

-------------------------------------------------------
                      RATINGS        FACE
                     (STANDARD      AMOUNT     VALUE
MARCH 31, 1997        & POOR'S)     (000)      (000)++
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (54.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 2/1/18          Agy    $    381   $      411
  Gold Pools:
   7.00%, 1/1/24-12/1/24   Agy       1,135        1,091
  March TBA
   7.50%, 6/15/27          Agy       6,925        6,810
  April TBA
   7.50%,
   6/15/26-12/15/26        Agy      16,700       16,424
   8.00%, 6/15/26          Agy       1,500        1,509
Federal National
  Mortgage Association
  Conventional Pools:
   11.50%, 2/1/15-12/1/15  Agy         189          213
   12.50%, 9/1/13          Agy          29           34
Government National
  Mortgage Association
  Various Pools:
   10.00%, 12/25/26        Agy         164          180
   10.50%, 12/15/17        Agy         311          346
   12.00%, 12/15/12-
   11/15/15                Agy       1,255        1,438
-------------------------------------------------------
GROUP TOTAL                                      28,456
-------------------------------------------------------
ASSET BACKED CORPORATES (0.7%)
Security Pacific Home
  Equity Trust, Series
  91-A B
   10.50%, 3/10/06         A+          366          366
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (8.1%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  90-129 H PAC
   8.85%, 3/15/21          Agy         265          280
  90-1007 F Inv Fl
   22.61%, 1/15/20         Agy           8            9
  209 S Inv Fl IO REMIC
   3.55%, 12/15/18         Agy       1,594          184
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07        Agy         225           92
  1476-S Inv Fl IO REMIC
  PAC
   4.408%, 2/15/08         Agy       1,785          187
  1485-S Inv Fl IO REMIC
   4.163%, 3/15/08         Agy       3,270          248
  1600-SA Inv Fl IO REMIC
   2.50%, 10/15/08         Agy       4,906          222
  1950 Inv Fl IO REMIC
   2.562%, 4/15/22         Agy       5,000          414
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl
   28.777%, 9/25/20        Agy          67           95
  92-33 S Inv Fl
   11.46%, 3/25/22         Agy         325          322

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)++
-------------------------------------------------------
  sec. 92-52 SQ Inv FI IO
  REMIC
   7105.856%, 9/25/22
   (acquired 7/11/96,
   cost $240)              Agy    $      1   $      242
  92-186 S Inv Fl IO CMO
   3.429%, 10/25/07        Agy       3,582          275
  96-68 SC Inv Fl IO
  REMIC
   2.694%, 1/25/24         Agy         627           64
  97-30 SI Inv Fl IO
  REMIC
   2.562%, 5/25/27         Agy       1,500          124
Government National
  Mortgage Association
  Series:
  96-12 S Inv FI IO REMIC
   3.063%, 6/16/26         Agy       7,334          450
  96-13 S Inv Fl IO REMIC
   3.65%, 7/16/11          Agy       2,900          216
  96-17 S Inv Fl IO REMIC
   3.113%, 8/16/26         Agy       3,621          229
Kidder Peabody Mortgage
  Assets Trust,
  Series:
  + 87-B IO
   9.50%, 4/22/18          Aaa         307           97
  + 87-B PO 4/22/18        Aaa         316          231
Morgan Stanley Mortgage
  Trust, Series 88-28 8
  PAC
   9.40%, 10/1/18          AAA         244          254
-------------------------------------------------------
GROUP TOTAL                                       4,235
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (20.0%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21         AAA         560          563
Citicorp Mortgage
  Securities, Inc.,
  Series 93-9 A1 REMIC
   7.00%, 3/25/20          AAA         258          258
CMC Securities Corp. IV,
  Series 94-G A4
   7.00%, 9/25/24          AAA         365          327
Countrywide Funding
  Corp., Series 94-12 A10
   7.00%, 5/25/24          AAA       1,645        1,473
sec. First Boston
  Mortgage Corp.,
  Series:
  92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/93-
   10/27/93, Cost $149)    A           147          142
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24          AAA         502          451
sec.## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.528%, 5/28/22
   (acquired 8/5/92-
   10/27/93, cost $176)    N/R         173          170
Mid-State Trust II,
  Series 88-A4
   9.625%, 4/1/03          AAA         855          918
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07          AAA          57           55
sec. PNC Mortgage
  Securities Corp.,
  Series 96-1 B1
   7.50%, 6/25/26
   (acquired 4/15/96,
   cost $432)              AA          446          432
Prudential Home Mortgage
  Securities Co. Inc.,
  Series:
  sec.+ 92-33 B1
   7.50%, 11/15/22
   (acquired 11/30/92,
   cost $331)              Aa3         385          356
  (+) 94-A 3B3
   6.803%, 4/28/24         N/R       1,320        1,211
Residential Accredit
  Loans, Inc.,
  Series:
  97-Q52 A8
   7.75%, 3/25/27          AAA         125          125
  + 97-QS1 A11
   7.50%, 2/25/27          Aaa         275          270
  + 97-QS3
   7.75%, 3/25/15          Aaa         250          247
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07          AAA          51           51
  93-MZ1 A2
   7.47%, 3/2/23           AA          500          484
  94-S1 A19
   6.75%, 1/25/24          AAA         443          411
Rural Housing Trust,
  Series 87-1 M
   3.33%, 10/1/28          A-          734          687
+ Ryland Mortgage
  Securities Corp.,
  Series 93-4 A9
   7.50%, 8/25/24          Aaa       1,285        1,213
Saxon Mortgage Securities
  Corp., Series 93-8A A6
   7.375%, 9/25/23         AAA         752          701
-------------------------------------------------------
GROUP TOTAL                                      10,545
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES PORTFOLIO
(UNAUDITED)

                       RATINGS        FACE
                      (STANDARD     AMOUNT        VALUE
(CONT'D)               & POOR'S)     (000)       (000)++
-------------------------------------------------------
COMMERCIAL MORTGAGES (8.2%)
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29          AAA    $    319   $      315
  (+)+ 96-D3 A1C
   7.40%, 10/13/26         Aaa         200          199
  96-MD6 A1C
   7.04%, 11/13/26         AAA         200          194
Beverly Finance Corp.
   8.36%, 7/15/04          AA-         410          425
CBM Funding Corp., Series
  96-1 A3PI
   7.08%, 2/1/13           AA          225          220
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21         AAA          65           64
  ## 96-CF2 S IO
   1.641%, 11/12/21        N/R         374           33
(+) Lakeside Finance
  Corp.
   6.47%, 12/15/00         AA          460          449
+ LB Commercial Conduit
  Mortgage Trust, Series
  96-C2 A
   7.416%, 10/25/26        Aaa         249          248
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C2 A2
   6.82%, 11/21/28         AAA         100           98
  96-C2 IO
   1.529%, 11/21/28        N/R       1,079           96
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29         Aaa         175          173
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18         AAA         265          268
  ## 94-MD1 A2
   7.669%, 3/15/18         AA          215          219
(+) Prime Property
  Funding, Series 1 A
   6.633%, 7/23/03         AA          375          364
Sawgrass Financial,
  Series 93-A1
   6.45%, 1/20/06          AAA         495          484
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04          AA          495          473
-------------------------------------------------------
GROUP TOTAL                                       4,322
-------------------------------------------------------
FINANCE (1.9%)
(+)+ Home Ownership
   Funding, 13.331%
   (Preferred Stock)       Aaa    (1)1,050        1,007
-------------------------------------------------------

RATED NON-AGENCY FIXED RATE MORTGAGES (1.9%)
DLJ Mortgage Acceptance
  Corp., Series 93-MF7 A1
   7.40%, 6/18/03          AAA         358          358
## Resolution Trust
  Corp., Series 92-5 C
   8.627%, 1/25/26         AA          505          512
Ryland Acceptance Corp.
  IV, Series 79-A
   6.65%, 7/1/11           AA          108          102
-------------------------------------------------------
GROUP TOTAL                                         972
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
 AGENCY COLLATERAL
  SERIES (2.8%)
Federal National Mortgage
  Association,
  Series:
  249 1 PO, 10/25/23       Agy         166           99
  254 1 PO, 1/1/24         Agy         149           94
  260 1 PO, 4/1/24         Agy         199          124
  ## 93-M2 B IO REMIC
   2.575%, 7/25/03         Agy         808           53
  93-146 G PO REMIC,
   5/25/23                 Agy         336          172
  93-205 G PO REMIC,
   9/25/23                 Agy         261          137
  93-235 H PO REMIC,
   9/25/23                 Agy         110           72
  93-243 C PO REMIC,
   11/25/23                Agy          66           41
  96-27 A PO REMIC,
   10/25/23                Agy         500          157
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17         AAA         241           75
Government National
  Mortgage Association,
  Series 96-10 S Inv Fl
  IO REMIC
   3.063%, 6/16/26         Agy       7,099          440
-------------------------------------------------------
GROUP TOTAL                                       1,464
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $51,769)     51,367
-------------------------------------------------------
STRUCTURED INVESTMENT (0.3%)-SEE NOTE A7
-------------------------------------------------------
## Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum of the
  outstanding notional
  balance, indexed to
  GNMA ARM pools. (Cost
  $194)                    N/R       5,256          164
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS       FACE
                        (STANDARD   AMOUNT        VALUE
                        & POOR'S)    (000)      (000)++
-------------------------------------------------------
CASH EQUIVALENTS (50.9%)
-------------------------------------------------------
U.S. TREASURY SECURITY (1.4%)
++++ U.S. Treasury Bill
   Zero Coupon, 5/1/97     Tsy    $    750   $      747
-------------------------------------------------------
COMMERCIAL PAPER (45.5%)
American Express Credit
  Corp.
   5.32%, 4/28/97                    1,500        1,494
Asset Securitization
  Corp.
   5.40%, 4/30/97                    1,500        1,493
Atlantic Asset Corp.
   5.34%, 4/11/97                    1,500        1,498
Banc One Corp.
   5.55%, 4/29/97                    1,500        1,494
Bell Atlantic Financial
  Corp.
   5.34%, 4/24/97                    1,500        1,495
Beneficial Corp.
   5.39%, 5/5/97                     1,500        1,492
Delaware Funding Corp.
   5.32%, 4/15/97                    1,500        1,497
General Electric Credit
  Corp.
   5.34%, 5/13/97                    1,500        1,491
Greenwich Funding Corp.
   5.34%, 4/7/97                     1,500        1,499
Household Finance Corp.
   5.32%, 4/17/97                    1,500        1,496
IBM Credit Corp.
   5.48%, 5/7/97                     1,500        1,492
ING Finance Corp.
   5.31%, 4/14/97                    1,500        1,497
John Deere Corp.
   5.30%, 4/15/97                    1,500        1,497
Metlife Funding Inc.
   5.55%, 5/2/97                     1,500        1,493
Prudential Funding Corp.
   5.31%, 4/2/97                     1,500        1,500
Xerox Corp.
   5.25%, 4/8/97                     1,500        1,498
-------------------------------------------------------
GROUP TOTAL                                      23,926
-------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
Chase Securities, Inc.
  6.20%, dated 3/31/97,
  due 4/1/97, to be
  repurchased at $2,098,
  collateralized by
  various U.S. Government
  and Agency Obligations
  due 4/10/97-1/29/99,
  valued at $2,118                   2,097        2,097
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $26,770)            26,770
-------------------------------------------------------
TOTAL INVESTMENTS (148.9%) (Cost $78,733)        78,301
-------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-48.9%)
Interest Receivable                          $      254
Receivable for Investments Sold                      10
Receivable for Daily Variation on Futures
  Contracts                                           1
Other Assets                                          1
Payable for Investments Purchased               (25,908)
Payable for Investment Advisory Fees                (43)
Payable for Administrative Fees                      (3)
Payable for Trustees' Deferred
  Compensation Plan-Note F                           (1)
Other Liabilities                                   (20)
                                             ----------
                                                (25,709)
-------------------------------------------------------
NET ASSETS (100%)                            $   52,592
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 5,036,913 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $   52,592
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    10.44
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $   54,891
Undistributed Net Investment Income (Loss)        1,061
Undistributed Realized Net Gain (Loss)           (3,393)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            (432)
  Futures                                           465
-------------------------------------------------------
NET ASSETS                                   $   52,592
-------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997
        was $1,342 or 2.6% of net assets.
++     See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public
        sale may exist.
++++   A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
+      Moody's Investor Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable or floating rate securities-rate
        disclosed is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at March 31, 1997.
IO     Interest Only
N/R    Not rated by Moody's Investor Services, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit.
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Limited Duration Portfolio has a dual philosophy for achieving its objective: earn positive real returns and minimize the possibility of a negative return in a single quarter. Limiting average duration to between one and three years helps control interest rate risk while allowing for a broad spectrum of investment opportunities. The Portfolio invests in U.S. Treasury and agency securities, investment-grade corporate bonds, mortgage-backed securities and money market instruments, including floating-rate notes.

---------------------------------------------------------
AVERAGE ANNUAL RETURNS ENDED 3/31/97*
                           MAS              INDEX
                           ------------------------------
    SIX MONTHS             2.8%              2.6%
    ONE YEAR               5.5               5.4
    SINCE INCEPTION        5.8               5.7
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Limited Duration Portfolio from exceeding 0.42% of average daily net assets. Returns for time periods where total annual operating expenses of the Portfolio would have exceeded 0.42%, were it not for these waivers and reimbursements, would have been lower.

* The Limited Duration Portfolio commenced operations on 3/31/92. All returns are compared to the Salomon 1-3 Year Treasury Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.8%)
(UNLESS OTHERWISE NOTED)

--------------------------------------------------------

                        RATINGS        FACE
                       (STANDARD      AMOUNT     VALUE
 MARCH 31, 1997         & POOR'S)     (000)      (000)++
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (9.9%)
## Government National
  Mortgage Association
  Various Pools:
   6.50%, 10/20/26-11/20/26  Agy    $   12,241  $ 12,331
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (9.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 4/1/10-8/1/16     Agy           484       523
   10.50%, 12/1/14           Agy           400       440
   11.00%, 8/1/15-5/1/20     Agy           308       342
   11.50%, 12/1/08-6/1/16    Agy         1,234     1,382
   12.00%, 12/1/14           Agy            61        69
   13.00%, 9/1/14            Agy             2         2
  Gold Pools:
   10.00%, 2/1/21-10/1/21    Agy           334       364
   10.50%, 1/1/19-12/1/20    Agy         1,064     1,171
   11.50%, 8/1/10            Agy           199       222
   12.00%, 6/1/15-9/1/15     Agy           605       681
Federal National
  Mortgage Association
  Conventional Pools:
   10.00%, 12/1/15-9/1/16    Agy           701       761
   10.50%, 4/1/15            Agy           113       125
   12.00%, 5/1/14-8/1/20     Agy           357       405
   12.50%, 2/1/15            Agy           179       206
Government National
  Mortgage Association
  Various Pools:
   10.00%,
   11/15/09-12/25/26         Agy         2,179     2,387
   10.50%, 5/15/16-5/15/26   Agy           826       918
   11.00%, 1/15/10-12/15/17  Agy           839       946
   11.50%, 2/15/13-9/15/14   Agy           301       343
--------------------------------------------------------
GROUP TOTAL                                       11,287
--------------------------------------------------------
ASSET BACKED CORPORATES (23.2%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02            N/R           619       621
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00            A             280       278
  96-B A
   6.60%, 4/15/01            A             450       450
ALPS,
  Series 94-1 A2 CMO
   7.15%, 11/15/97           AA            838       844

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS        FACE
                         (STANDARD     AMOUNT   VALUE
                         & POOR'S)      (000)   (000)++
--------------------------------------------------------
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02            AAA    $      881  $    879
Associates Manufactured
  Housing Pass Through
  Certificates, Series 97-1
  A3
   6.60%, 6/15/28            AAA           845       840
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02            AAA           189       190
  95-A B
   7.65%, 3/15/02            A             247       249
Champion Home Equity Loan
  Trust,
  Series:
  96-3 A2
   7.03%, 8/25/11            AAA           550       547
  96-4 A2
   6.66%, 11/25/11           AAA           825       813
Cityscape Home Equity
  Loan Trust,
  Series:
  96-1 A1
   6.45%, 1/25/11            AAA           574       572
  96-3 A2
   6.65%, 6/25/11            AAA           600       598
  97-1 A3
   6.63%, 3/25/18            AAA           975       963
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-1 A1
   5.70%, 10/15/09           AAA           265       264
  96-3 A2
   6.97%, 7/15/11            AAA           600       600
CPS Auto Grantor Trust,
  Series 96-3 A
   6.30%, 8/15/02            AAA           605       600
Crown Home Equity
  Loan Trust,
  Series 96-1 A2
   6.51%, 6/25/11            AAA           850       838
CS First Boston Mortgage
  Securities Corp.,
  Series:
  96-2 A2
   6.32%, 3/25/05            AAA           875       864
  97-1 A3
   6.91%, 5/1/07             AAA           850       847
Delta Funding Home Equity
  Loan Trust,
  Series 96-3 A2
   6.525%, 10/25/11          AAA           875       860
First Merchants Auto
  Receivables Corp., Series
  96-C A2
   6.15%, 7/15/01            AAA           875       856

First Plus Home Loan Trust,
  Series:
  96-3 A2
   6.85%, 6/20/07            AAA           775       774
  96-4 A3
   6.28%, 3/10/09            AAA           650       645
  97-1 A3
   6.45%, 6/10/09            AAA           975       959
First Union Residential
  Securitization Trust,
  Series 96-2 A2
   6.46%, 9/25/11            AAA           850       836
Fleet Finance, Inc.,
  Series 93-1 A
   5.45%, 3/20/23            AAA           289       288
Fleetwood Credit Corp.,
  Series 92-A A
   7.10%, 2/15/07            AAA           620       621
Ford Credit Auto Owner
  Trust,
  Series:
  96-A A3
   6.50%, 11/15/99           AAA         1,700     1,703
  96-B
   6.55%, 2/15/02            A             400       395
Ford Credit Grantor Trust,
  Series 94-B A
   7.30%, 10/15/99           AAA           741       747
General Electric Home
  Equity Loan, Series 91-1 B
   8.70%, 9/15/11            AAA           850       871
General Motors Acceptance
  Corp., Grantor Trust,
  Series 93-A A
   4.15%, 3/16/98            AAA             7         7
Green Tree Financial Corp.,
  Series 94-5 A1
   6.60%, 11/15/19           AA             44        44
Greenwich Capital
  Acceptance, Inc., Series
  95-BA1 A1
   6.00%, 8/10/20            AAA           392       388
## IBM Credit Receivables
  Lease Asset Master Trust,
  Series 93-1 A
   4.55%, 11/15/00           AAA           213       211
IMC Home Equity Loan Trust,
  Series 96-4 A3
   6.81%, 7/25/11            AAA           500       496
Money Store (The) Home
  Equity Trust, Series
  95-CA1
   6.20%, 1/15/09            AAA           365       365
(+) NAL Auto Trust, Series
  96-3 A
   7.30%, 12/15/00           A             353       351

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
LIMITED DURATION
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                        (STANDARD      AMOUNT    VALUE
(CONT'D)                 & POOR'S)      (000)   (000)++
--------------------------------------------------------
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03           N/R    $      600  $    598
Navistar Financial Corp.,
  Series 94-B A
   6.40%, 1/15/00            AAA           585       586
Oakwood Mortgage Investors
  Inc., Series 95-B A1
   6.25%, 1/15/21            AAA           502       500
Olympic Automobile
  Receivables Trust,
  Series:
  94-A1
   5.65%, 1/15/01            AAA           253       251
  94-B B
   6.95%, 6/15/01            AAA           322       323
Onyx Acceptance Trust,
  Series 94-1 A
   6.90%, 1/17/00            AAA           190       191
Orix Credit Alliance Owner
  Trust, Series 94-A A
   6.05%, 6/15/99            AAA           168       168
Premier Auto Trust,
  Series:
  94-3 B
   6.80%, 12/2/99            AA            167       168
  95-A A4
   6.00%, 5/6/00             AAA           775       773
Southern Pacific Secured
  Assets Corp.,
  Series 96-1 A2
   6.09%, 3/25/27            AAA           591       588
(+)Team Fleet Financing
  Corp., Series 96-1 A
   6.65%, 12/15/02           A-            350       342
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03             AAA           890       884
## Western Financial Auto
  Grantor Trust,
  Series:
  93-2 A2
   4.70%, 10/1/98            AAA            47        46
  93-3 A1
   4.25%, 12/1/98            AAA            71        70
  94-1 A1
   5.10%, 6/1/99             AAA           144       142
## Western Financial,
  Series 93-A1
   4.45%, 7/1/98             AAA            65        65
--------------------------------------------------------
GROUP TOTAL                                       28,969
--------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.6%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1560 PE PAC-1 (11)
   6.00%, 11/15/16           Agy         1,250     1,234
  1576 PD PAC (11)
   5.50%, 9/15/02            Agy         1,075     1,065
  1680 PB PAC-1 (11)
   5.70%, 6/15/12            Agy         1,057     1,052
--------------------------------------------------------
GROUP TOTAL                                        3,351
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (1.6%)
Citicorp Mortgage
  Securities, Inc., Series
  93-9 A1 REMIC
   7.00%, 3/25/20            AAA           145       145
GE Capital Mortgage
  Services, Inc., Series
  93-14 A2 REMIC
   5.75%, 4/25/11            AAA           773       768
Old Stone Credit Corp.,
  Series 92-3 B1
   6.35%, 9/25/07            AAA           118       114
Residential Funding
  Mortgage Securities Co.,
  Inc.,
  Series 93-MZ1 A1
   7.47%, 3/2/23             AA            252       251
Security Pacific Home Loan
  Equity, Series 91-1 B
   8.85%, 5/15/98            AAA           750       762
--------------------------------------------------------
GROUP TOTAL                                        2,040
--------------------------------------------------------
COMMERCIAL MORTGAGES (1.6%)
(+)+ Asset Securitization
  Corp., Series 96-D3 A1A
   7.01%, 10/13/26           Aaa           593       594
+ Carolina First Bank,
  Series 96
   6.50%, 12/18/99           Aa2           342       339
CBM Funding Corp.,
  Series 96-1B A1
   7.55%, 2/1/13             AA            422       427
+ Midland Realty Acceptance
  Corp., Series 96-C2 A1
   7.02%, 1/25/29            Aaa           618       614
--------------------------------------------------------
GROUP TOTAL                                        1,974
--------------------------------------------------------
FINANCE (10.5%)
Allstate Corp.
   5.875%, 6/15/98           A           1,125     1,118
Associates Corp., N.A.
   8.25%, 12/1/99            AA-           800       827
Bankers Trust-New York
  Corp.
   6.625%, 7/30/99           A             635       632
Barclays American Corp.
   7.875%, 8/15/98           AA            450       458

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             RATINGS      FACE
                            (STANDARD   AMOUNT     VALUE
                            & POOR'S)    (000)   (000)++
--------------------------------------------------------
Beneficial Corp.
   6.45%, 6/19/00            A      $      670  $    660
Chrysler Financial Corp.
   6.09%, 7/18/97            A-            625       625
   6.375%, 1/28/00           A-            775       764
Countrywide Funding Corp.,
  Series A
   7.32%, 8/15/00            A             650       655
(+) Farmers Insurance
  Exchange
   8.50%, 8/1/04             BBB-          700       723
Ford Motor Credit Corp.
   7.47%, 7/29/99            A+            675       684
   8.375%, 1/15/00           A+            400       414
General Motors Acceptance Corp.
   6.00%, 12/30/98           A-            600       594
   7.125%, 7/1/97            A-            100       100
   7.25%, 6/22/99            A-            285       288
Heller Financial, Inc.
   7.875%, 11/1/99           BBB+          525       537
   9.375%, 3/15/98           BBB+          375       386
(+)+ Home Ownership
  Funding,
   13.331% (Preferred
   Stock)                    Aaa      (1)1,800     1,727
Household International
   6.00%, 3/15/99            A             575       567
International Lease Finance
   8.28%, 2/3/00             A+            550       569
Lehman Brothers Holding Inc.,
   6.625%, 11/15/00          A             725       712
--------------------------------------------------------
GROUP TOTAL                                       13,040
--------------------------------------------------------
FLOATING RATE NOTES (1.3%)
## Airplanes Pass Through
  Trust, Series 1 A5
   5.834%, 3/15/19           AA            563       563
## Student Loan Marketing
  Association,
  Series:
  95-1 A1
   5.812%, 4/26/04           AAA           557       557
  96-1 A1
   5.682%, 7/26/04           AAA           455       456
--------------------------------------------------------
GROUP TOTAL                                        1,576
--------------------------------------------------------
INDUSTRIALS (1.5%)
(+) Kern River Funding
  Corp.
   6.42%, 3/31/01            A-            706       699
Philip Morris Cos. Inc.
   8.75%, 6/1/01             A             520       547
RJR Nabisco, Inc.
   8.625%, 12/1/02           BBB-          575       580
--------------------------------------------------------
GROUP TOTAL                                        1,826
--------------------------------------------------------

RATED NON-AGENCY FIXED RATE MORTGAGES (0.8%)
+ Town & Country Funding
  Corp., Series A
   5.85%, 8/15/98            Aa2         1,000       991
--------------------------------------------------------
TELEPHONES (0.4%)
Tele-Communications Inc.
   8.25%, 1/15/03            BBB-          550       549
--------------------------------------------------------
U.S. TREASURY SECURITIES (29.7%)
U.S. Treasury Bond
   6.125%, 8/31/98           Tsy         1,500     1,497
U.S. Treasury Notes
   4.75%, 8/31/98            Tsy        10,350    10,138
   5.00%, 2/15/99            Tsy         3,950     3,852
   6.375%, 5/15/99           Tsy         4,025     4,016
   6.75%, 5/31/99            Tsy         1,000     1,005
   6.875%, 8/31/99           Tsy        13,700    13,801
   7.00%, 4/15/99            Tsy           275       278
++ 7.50%, 10/31/99           Tsy         2,425     2,477
--------------------------------------------------------
GROUP TOTAL                                       37,064
--------------------------------------------------------
UTILITIES (0.6%)
(+) Edison Mission Energy
  Funding
   6.77%, 9/15/03            BBB           711       700
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $116,393)    115,698
--------------------------------------------------------
CASH EQUIVALENT (6.3%)
--------------------------------------------------------
REPURCHASE AGREEMENT (6.3%)
Chase Securities, Inc. 6.20%, dated
  3/31/97, due 4/1/97, to be
  repurchased at $7,818, collateralized
  by various U.S. Government and
  Agency Obligations, due
  4/10/97-1/29/99, valued at $7,895
  (Cost $7,817)                          7,817     7,817
--------------------------------------------------------
TOTAL INVESTMENTS (99.1%) (Cost $124,210)        123,515
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
Interest Receivable                                1,011
Receivable for Investments Sold                       38
Receivable for Fund Shares Sold                      221
Receivable for Daily Variation on
  Futures Contracts                                    5
Other Assets                                           2
Payable for Fund Shares Redeemed                     (10)
Payable for Investment Advisory Fees                 (90)
Payable for Administrative Fees                       (8)
Payable for Trustees Deferred Compensation
  Plan-Note F                                         (2)
Other Liabilities                                     (6)
                                                --------
                                                   1,161
--------------------------------------------------------
NET ASSETS (100%)                               $124,676
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)
                                                 VALUE
(CONT'D)                                        (000)++
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 12,024,665 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $124,676
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  10.37
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $127,930
Undistributed Net Investment Income (Loss)         1,765
Undistributed Realized Net (Gain) Loss            (4,348)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (695)
  Futures                                             24
--------------------------------------------------------
NET ASSETS                                      $124,676
--------------------------------------------------------

---------------------------------------------------------

++     See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
++++   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
CMO    Collateralized Mortgage Obligation
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
REMIC  Real Estate Mortgage Investment Conduit.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED INCOME PORTFOLIO
(UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Special Purpose Fixed Income Portfolio is designed for use as part of a balanced investment program. To attain the best mix of equity and fixed-income investments, Miller Anderson & Sherrerd manages securities in the fixed-income component of a balanced investment somewhat differently from those in a fixed-income only portfolio. Portfolio maturity and duration are shortened or extended on the basis of MAS's expectations for the economy, interest rates and inflation, in a way that complements the equity portion of a balanced investment. MAS alters the weighting in the corporate, mortgage, and other sectors on the basis of values relative to both other fixed-income securities and stocks.

                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                    MAS
                      ----------------------------------------
                      INSTITUTIONAL(a)   INVESTMENT(b)   INDEX
                      ----------------------------------------
  SIX MONTHS                 3.9%             3.9%        2.5%
  ONE YEAR                   7.8              7.6         4.9
  SINCE INCEPTION            9.3              9.2         7.3

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 4/10/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

  * The Special Purpose Fixed Income Portfolio commenced operations on 3/31/92. All returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (91.1%)
(UNLESS OTHERWISE NOTED)

--------------------------------------------------------
                  RATINGS              FACE
                 (STANDARD            AMOUNT      VALUE
 MARCH 31, 1997   & POOR'S)           (000)       (000)+
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (5.1%)
## Government
  National Mortgage
  Association Various
  Pools:
   6.00%, 9/20/26-
   11/20/26            Agy    $       24,469  $   24,481
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (20.3%)
Federal Home Loan
  Mortgage
  Corporation
  Conventional Pools:
   10.50%, 10/1/20-
   3/1/27              Agy             4,068       4,475
   11.00%, 5/1/20-
   12/1/10             Agy             2,748       3,047
   11.75%, 12/1/17     Agy               131         147
Gold Pools:
   7.00%, 9/1/23-
   12/1/24             Agy             9,898       9,512
   10.50%, 11/1/15-
   4/1/21              Agy               890         978
March TBA
   7.50%, 6/15/27      Agy            14,700      14,457
April TBA:
   7.50%, 6/15/26-
   12/15/26            Agy            28,175      27,708
   8.00%, 6/15/26      Agy            12,850      12,928
Federal National
  Mortgage
  Association
  Conventional Pools:
   9.00%,
   6/1/16-8/1/16       Agy             1,992       2,109
   10.50%, 8/1/15-
   4/1/22              Agy             5,584       6,163
Government National
  Mortgage Association Various
  Pools:
   7.125%, 7/20/25     Agy             3,255       3,309
   10.00%, 12/25/26    Agy             1,879       2,056
   10.50%, 10/15/15-
   4/15/25             Agy             4,074       4,522
   11.00%, 1/15/10-
   5/15/26             Agy             6,449       7,178
   12.00%, 4/15/14     Agy                42          47
--------------------------------------------------------
GROUP TOTAL                                       98,636
--------------------------------------------------------
ASSET BACKED CORPORATES (2.1%)
## Airplanes Pass
  Through Trust,
  Series 1 B
   6.538%, 3/15/19     A               1,250       1,254
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04      AA              1,450       1,472

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SPECIAL PURPOSE FIXED
INCOME PORTFOLIO
(UNAUDITED)

                   RATINGS              FACE
                  (STANDARD           AMOUNT      VALUE
(CONT'D)           & POOR'S)           (000)      (000)++
--------------------------------------------------------
  94-1 C2 CMO
   9.35%, 9/15/04      BBB    $        1,816  $    1,851
(+) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/15/18    A               1,331       1,330
NAL Auto Trust,
  Series 96-4 A
   6.90%, 12/15/00     N/R             1,312       1,298
(+) National Car
  Rental Financing
  Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03     N/R             1,175       1,170
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06     A+                736         737
(+) Team Fleet
  Financing Corp.,
  Series 96-1A
   6.65%, 12/15/02     A-              1,125       1,098
--------------------------------------------------------
GROUP TOTAL                                       10,210
--------------------------------------------------------
ASSET BACKED MORTGAGES (1.8%)
Champion Home Equity
  Loan Trust, Series
  96-2 A4
   8.00%, 9/25/28      AAA             2,105       2,117
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A8
   7.65%, 8/25/26      AAA             2,200       2,152
  96-3 A IO
   5.267%, 10/25/26    N/R            38,981         975
  sec. 96-3 YMA,
    10/25/26
   (acquired
   12/24/96, cost
   $53)                N/R            38,981          53
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A7
   8.04%, 9/15/27      AAA             2,150       2,174
  96-4 A11 IO
   1.10%, 1/15/28      AAA            34,077         923
  sec. 96-4 A12 YMA
    1/15/28 (acquired
    12/16/96, cost
    $17)               AAA            11,765          17
  sec. 96-4 A12 YMA
    1/15/28 (acquired
    12/16/96, cost
    $53)               AAA            35,300          53
  96-4 A12 IO
   1.05%, 1/15/28      AAA            11,490         309
--------------------------------------------------------
GROUP TOTAL                                        8,773
--------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.9%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO
   19.75%, 11/15/07    Agy             1,099         451
  1476-S Inv Fl IO
  REMIC PAC
   4.408%, 2/15/08     Agy            10,176       1,068
  1485-S Inv Fl IO
  REMIC
   4.163%, 3/15/08     Agy            10,165         770
  1600-SA Inv Fl IO
  REMIC
   2.50%, 10/15/08     Agy            20,716         938
  1709 H PO, 1/15/24   Agy               237          87
  1750-C PD PO,
   3/15/24             Agy               373         218
  1813 K PO, 2/15/24   Agy               240         145
  1844 PC PO, 3/15/24  Agy               435         220
  1887 I PO, 10/15/22  Agy               255         142
  88-22C PAC (11)
   9.50%, 4/15/20      Agy                41          45
  93-149 O PO,
   8/25/23             Agy               357         175
Federal National
  Mortgage
  Association
  Series:
  92-33 S Inv Fl IO
   11.46%, 3/25/22     Agy             1,300       1,288
  92-186 S Inv Fl IO
   3.429%, 10/25/07    Agy            19,282       1,479
  96-14 PC PO,
   12/25/23            Agy               415         186
  96-46 PB PO,
   9/25/23             Agy               425         226
  96-54 N PO, 7/25/23  Agy               308         189
  96-54 O PO,
   11/25/23            Agy               345         173
  96-68 SC Inv Fl IO
  REMIC
   2.694%, 1/25/24     Agy             4,050         411
  97-7 E PO REMIC
   2/15/23             Agy             1,171         747
--------------------------------------------------------
GROUP TOTAL                                        8,958
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      RATINGS           FACE
                     (STANDARD        AMOUNT       VALUE
                      & POOR'S)        (000)      (000)++
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
NON-AGENCY COLLATERAL SERIES (8.6%)
American Housing
  Trust,
  Series:
  IV 2
   9.553%, 9/25/20     A      $          336  $      343
  V 1G
   9.125%, 4/25/21     AAA             1,650       1,660
+ Chase Mortgage
  Finance Corp.,
  Series 93-N A8
   6.75%, 11/25/24     Aaa             2,800       2,456
Chemical Mortgage
  Securities, Inc.,
  Series 93-1M
   7.45%, 2/25/23      AA                226         218
CMC Securities Corp.
  IV, Series 94-G A4
   7.00%, 9/25/24      AAA             1,800       1,613
sec. First Boston
  Mortgage Corp.,
  Series 92-4 B1
   8.125%, 10/25/22
   (acquired 1/26/93,
   cost $1,080)        A               1,131       1,094
GE Capital Mortgage
  Services, Inc.
  Series:
  (+) 94-13 B1
   6.50%, 4/25/24      N/R             5,327       4,777
  94-24 A4
   7.00%, 7/25/24      AAA             1,681       1,511
sec.+ Independent
  National Mortgage
  Corp., Series 94-O B1
   7.875%, 9/25/24
   (acquired 11/9/95,
   cost $2,535)        A2              2,541       2,450
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.528%, 5/28/22
   (acquired 8/5/92,
   cost $758)          N/R               757         745
Mid-State Trust II,
  Series 88-A4
   9.625%, 4/1/03      AAA               725         779
Prudential Home
  Mortgage Securities
  Co., Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05      AAA               256         256
  (+)+ 92-A 2B4
   7.90%, 4/28/22      A1              2,598       2,330
  (+)## 93-B B1
   7.835%, 4/28/23     AA              3,046       3,013
  (+)# 94-A 3B3
   6.803%, 4/28/24     N/R             3,163       2,902
Residential Accredit
  Loans, Inc.,
  Series:
  97-Q52 A8
   7.75%, 3/25/27      AAA             1,200       1,200
  + 97-Q54 A9
   7.75%, 6/15/27      Aaa             2,200       2,179
  + 97-QS1 A11
   7.50%, 2/25/27      Aaa             2,600       2,553
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  92-S15 A5
   8.00%, 5/25/07      AAA                34          34
  93-MZ1 A2
   7.47%, 3/2/23       AA              2,800       2,708
  sec. 93-MZ2 A2
   7.47%, 5/30/23
   (acquired 5/12/93,
   cost $2,153)        AA              2,150       2,075
Rural Housing Trust,
  Series 87-1M
   3.33%, 10/1/28      A-                584         546
Ryland Mortgage
  Securities Corp.,
  Series:
  ## 92-A 1A
   8.285%, 3/29/30     A-              1,876       1,845
  94-7B 4A2
   7.50%, 8/25/25      AAA             2,700       2,546
--------------------------------------------------------
GROUP TOTAL                                       41,833
--------------------------------------------------------
COMMERCIAL MORTGAGES (7.5%)
+ American Southwest
  Financial
  Securities Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04     Aaa             2,150       2,156
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29      AAA             2,600       2,569
  (+)+ 96-D3 A1C
   7.40%, 10/13/26     Aaa             1,850       1,842
  96-MD6 A1C
   7.04%, 11/13/26     AAA             1,950       1,895
Beverly Finance Corp.
   8.36%, 7/15/04      AA-             2,300       2,387
(+) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07    AA              1,650       1,600
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13       AA              1,800       1,759

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO
(UNAUDITED)

                     RATINGS           FACE
                   (STANDARD          AMOUNT       VALUE
(CONT'D)           & POOR'S)           (000)     (000)++
--------------------------------------------------------
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15      AA     $        1,706  $    1,791
(+) Crystal Run
  Properties,
  Series A
   7.393%, 8/15/11     AA              2,250       2,222
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21     AAA               575         570
  ## 96-CF2 S IO
   1.641%, 11/12/21    N/R             3,394         300
(+) FSA Finance,
  Inc., Series 95-1A
   7.42%, 6/1/07       AA              1,728       1,732
+ GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.926%, 3/15/21     Aaa             9,491         842
(+) Lakewood Mall
  Finance Co., Series
  95-C1 A
   7.00%, 8/13/10      AA              1,900       1,834
+ LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.416%, 10/25/26    Aaa             2,313       2,309
Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series:
  96-C2 A2
   6.82%, 11/21/28     AAA               950         927
  96-C2 IO
   1.529%, 11/21/28    N/R            10,031         893
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29     Aaa             1,625       1,608
Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18     A               1,200       1,247
(+) Prime Property
  Funding, Series 1 A
   6.633%, 7/23/03     AA              2,200       2,133
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04      AA              2,300       2,195
Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.61%, 2/25/28      N/R            18,012         540
  96-CFL X1 IO
   1.331%, 2/25/28     N/R            17,774         916
  96-CFL X2 IO
   1.267%, 2/25/28     N/R             4,190         123
--------------------------------------------------------
GROUP TOTAL                                       36,390
--------------------------------------------------------


                      RATINGS          FACE
                    (STANDARD        AMOUNT       VALUE
                    & POOR'S)         (000)     (000)++
--------------------------------------------------------
ENERGY (0.7%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15      A-     $        1,825  $    1,732
Mobile Energy
  Services
   8.665%, 1/1/17      BBB-            1,812       1,818
--------------------------------------------------------
GROUP TOTAL                                        3,550
--------------------------------------------------------
FINANCE (13.1%)
Anthem Insurance,
  Series A
   9.00%, 4/1/27       BBB+            1,825       1,799
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26     A-              1,650       1,604
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26      BBB+            1,950       1,849
## Caterpillar
  Financial Services
   5.70%, 6/20/97      A               3,450       3,451
(+) Corestates
  Capital Corp.
   8.00%, 12/15/26     A-                900         862
(+) Equitable Life
  Assurance Society
  of the U.S.,
  Series 1 A
   6.95%, 12/1/05      A               1,600       1,532
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24      BBB+            1,100       1,089
(+) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26      A-              2,375       2,261
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26      BBB+            1,900       1,837
## Ford Motor Credit
  Corp.
   5.7625%, 11/3/97    A+              4,050       4,054
(+)+ Home Ownership
  Funding,
   13.331%
   (Preferred Stock)   Aaa         (1)11,000      10,555
John Hancock Surplus
  Note
   7.375%, 2/15/24     AA-             1,950       1,788
(+) Lazara
  Properties, 13.547%
  (Preferred Stock)    A            (1)1,925       1,877
## Marshall & Ilsley
  Bank
   5.723%, 5/26/97     A+              3,500       3,500
(+) Massachusetts
  Mutual Life
  Insurance Co.
   7.625%, 11/15/23    AA-             1,500       1,427
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23      AA              2,250       2,013
# Mutual Life
  Insurance Co. of
  New York
   0.00%, 8/15/24      BBB             1,350       1,364

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                      RATINGS          FACE
                    (STANDARD         AMOUNT       VALUE
                    & POOR'S)          (000)     (000)++
--------------------------------------------------------
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24      A+     $        2,475  $    2,224
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23     AA              2,750       2,506
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26     BBB+            2,450       2,332
(+) Principal Mutual
  Life Insurance Co.,
  Series 95-2 A6
   7.875%, 3/1/24      AA-             2,525       2,374
(+) Staircase
  Properties, Inc.,
   13.74% (Preferred
   Stock)              A            (1)2,050       2,009
(+) State Street
  Institutional
  Capital, Series A
   7.94%, 12/30/26     A               1,250       1,198
## United Savings of
  Texas
   8.05%, 5/15/98      BB+             1,100       1,119
(+) Wells Fargo
  Capital, Series A
   8.125%, 12/1/26     BBB             2,300       2,224
(+) World Financial
  Properties
  Series:
  96 WFP-B
   6.91%, 9/1/13       AA-             3,091       2,965
  96 WFP-D
   6.95%, 9/1/13       AA-             1,800       1,722
--------------------------------------------------------
GROUP TOTAL                                       63,535
--------------------------------------------------------
FOREIGN GOVERNMENTS (2.8%)
Government of Canada
   9.75%, 6/1/21       AA+       CAD   4,675       4,302
Swedish Government
   6.00%, 2/9/05       AAA      SEK   39,700       4,963
   10.25%, 5/5/03      AA+            26,000       4,084
--------------------------------------------------------
GROUP TOTAL                                       13,349
--------------------------------------------------------
INDUSTRIALS (3.9%)
## Blue Bell Funding
   11.85%, 5/1/99      BB-    $          378         387
Digital Equipment
  Corp.
   8.625%, 11/1/12     BB+             1,595       1,557
DR Securitized Lease
  Trust,
  Series:
  93-K1 A1
   6.66%, 8/15/10      BB-               493         421
  94-K1 A2
   8.375%, 8/15/15     BB-             1,035         908
DR Structured
  Finance,
  Series 94-K2
   9.35%, 8/15/19      BB-             1,280       1,222

                      RATINGS           FACE
                    (STANDARD         AMOUNT       VALUE
                    & POOR'S)          (000)     (000)++
--------------------------------------------------------
(+) Entertainment
  Properties,
   14.253% (Preferred
   Stock)              BBB-         (1)2,100  $    2,054
(+) Oxymar
   7.50%, 2/15/16      BBB    $        1,590       1,488
Paramount
  Communications,
  Inc.
   8.25%, 8/1/22       BB+             3,135       2,890
Rhone-Poulenc Rorer,
  Inc., Series 92-A3
   8.62%, 1/5/21       BBB+            2,175       2,245
RJR Nabisco, Inc.
   8.75%, 4/15/04      BBB-            1,615       1,612
Scotia Pacific
  Holding Co.
   7.95%, 7/20/15      BBB             1,654       1,657
Southland Corp.
   5.00%, 12/15/03     BB+             1,722       1,412
(+) Tier One
  Properties,
   11.095% (Preferred
   Stock)              A              (1)975         953
Time Warner, Inc.,
  Series K,
   10.25% (Preferred
   Stock)              BB+            (1)203         219
--------------------------------------------------------
GROUP TOTAL                                       19,025
--------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.7%)
First Federal Savings
  & Loan Association,
  Series 92-C
   8.75%, 6/1/06       AA                 62          62
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.63%, 1/25/26      AA              1,466       1,488
Ryland Acceptance
  Corp. IV,
  Series 79-A
   6.65%, 7/1/11       AA              1,653       1,555
sec. Shearson
  American Express,
  Series A
   9.625%, 12/1/12
   (acquired 8/24/92-
   5/25/93,
   cost $297)          AA                285         290
--------------------------------------------------------
GROUP TOTAL                                        3,395
--------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY COLLATERAL
  SERIES (1.5%)
Federal National
  Mortgage
  Association,
  Series:
  249 1 PO,
   10/25/23            Agy             6,469       3,849
  254 1 PO,
   1/1/24              Agy             1,274         805
  260 1 PO,
   4/1/24              Agy             1,715       1,073
  93-146 G PO REMIC,
   5/25/23             Agy             1,079         550

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO
(UNAUDITED)

                     RATINGS            FACE
                   (STANDARD          AMOUNT       VALUE
(CONT'D)           & POOR'S)           (000)     (000)++
--------------------------------------------------------
  93-205 G PO REMIC,
   9/25/23             Agy    $          853  $      449
  93-235 H PO REMIC,
   9/25/23             Agy               353         230
  93-243 C PO REMIC,
   11/25/23            Agy               238         148
--------------------------------------------------------
GROUP TOTAL                                        7,104
--------------------------------------------------------
TELEPHONES (1.5%)
Comcast Cellular
  Corp.,
  Series:
  A, Zero Coupon,
   3/5/00              BB-             2,000       1,470
  B, Zero Coupon,
   3/5/00              BB-               530         389
Rogers Cablesystems
   10.00%, 3/15/05     BB+             1,375       1,451
Tele-Communications,
  Inc.
   9.25%, 1/15/23      BBB-            4,335       4,166
--------------------------------------------------------
GROUP TOTAL                                        7,476
--------------------------------------------------------
TRANSPORTATION (0.5%)
(+) Jet Equipment
  Trust,
  Series 95-5A C
   10.69%, 5/1/15      BBB-            2,200       2,619
--------------------------------------------------------
U.S. TREASURY SECURITIES (14.3%)
U.S. Treasury Notes
   ++++ 7.125%,
     9/30/99           Tsy            40,700      41,241
   7.50%, 2/15/05      Tsy            26,925      27,855
--------------------------------------------------------
GROUP TOTAL                                       69,096
--------------------------------------------------------
UTILITIES (0.3%)
(+) Edison Mission
  Energy Funding,
  Series B
   7.33%, 9/15/08      BBB             1,225       1,199
--------------------------------------------------------
YANKEE (4.5%)
(+) Alcoa Aluminio
  SA, Series 96-1
   7.50%, 12/16/08     BBB             2,250       2,182
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06     A-              2,150       2,076
National Power Corp.
   7.875%, 12/15/06    BB+             1,525       1,450
   8.40%, 12/15/16     BB+             1,315       1,240
(+) Paiton Energy
  Funding
   9.34%, 2/15/14      BBB-            1,900       2,004
(+) Ras Laffan
  Liquefied
  Natural Gas Co.
   8.294%, 3/15/14     BBB+            3,450       3,451
## Republic of
  Argentina
   5.25%, 3/31/23      BB-             5,020       3,119


                     RATINGS            FACE
                   (STANDARD          AMOUNT       VALUE
                   & POOR'S)           (000)     (000)++
---------------------------------------------------------
Republic of Colombia
   8.70%, 2/15/16      BBB-   $        1,960  $    1,908
## Republic of
  Venezuela, Series A
   6.75%, 3/31/20      B               2,000       1,413
@* Republic of
  Venezuela Recovery
  Rights, expiring
  3/31/20                          (1)10,000          --
United Mexican States
   6.25%, 12/31/19     BB              4,550       3,185
@* United Mexican
  States Recovery
  Rights, expiring
  6/30/03                       (1)4,000,000          --
--------------------------------------------------------
GROUP TOTAL                                       22,028
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $445,584)                                      441,657
--------------------------------------------------------
STRUCTURED INVESTMENT (0.3%) -- SEE NOTE A7
--------------------------------------------------------
## Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum
  of the outstanding
  notional balance, indexed
  to GNMA ARM
  pools (Cost $1,656)    N/R          44,812       1,400
--------------------------------------------------------
CASH EQUIVALENTS (19.8%)
--------------------------------------------------------
COMMERCIAL PAPER (14.4%)
American Express Credit
  Corp.
   5.30%, 4/15/97                     14,000      13,971
Delaware Funding Corp.
   5.54%, 5/15/97                     14,000      13,905
Greenwich Funding Corp.
   5.42%, 4/11/97                     14,000      13,979
Prudential Funding Corp.
   5.25%, 4/7/97                      14,000      13,988
Xerox Credit Corp.
   5.34%, 4/28/97                     14,000      13,944
--------------------------------------------------------
GROUP TOTAL                                       69,787
--------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
Chase Securities Inc. 6.20%,
  dated 3/31/97, due 4/1/97
  to be repurchased at
  $26,004, collateralized by
  various U.S. Government
  and Agency Obligations,
  due 4/10/97-1/29/99,
  valued at $26,260                   26,000      26,000
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $95,787)             95,787
--------------------------------------------------------
TOTAL INVESTMENTS (111.2%) (Cost $543,027)       538,844
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                                 (000)++
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-11.2%)
Cash                                          $        1
Interest Receivable                                4,393
Receivable for Investments Sold                    2,288
Receivable for Fund Shares Sold                      597
Unrealized Gain on Forward Foreign Currency
  Contracts                                          265
Dividends Receivable                                  55
Receivable for Daily Variation on Futures
  Contracts                                           14
Other Assets                                           9
Payable for Investments Purchased                (59,872)
Payable for Fund Shares Redeemed                  (1,266)
Payable for Investment Advisory Fees                (442)
Payable for Administrative Fees                      (36)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (9)
Other Liabilities                                    (63)
                                              ----------
                                                 (54,066)
--------------------------------------------------------
NET ASSETS (100%)                             $  484,778
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 39,988,188 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $  483,586
--------------------------------------------------------
NET ASSET VALUE PER SHARE                     $    12.09
--------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 98,685 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                $    1,192
--------------------------------------------------------
NET ASSET VALUE PER SHARE                     $    12.08
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $  473,812
Undistributed Net Investment Income (Loss)         9,520
Undistributed Realized Net Gain (Loss)             5,065
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (4,183)
  Foreign Currency Transactions               $      216
  Futures                                            348
--------------------------------------------------------
NET ASSETS                                    $  484,778
--------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997 was
        $6,777 or 1.4% of net assets.
++     See Note A1 to Financial Statements.
*      Non-income Producing Security.
(+)    144A security. Certain conditions for public sale
        may exist.
++++   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 1997.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
@      Value is less than $500.
CAD    Canadian Dollar
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 1997.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PAC    Planned Amortization Class.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit.
SEK    Swedish Krona
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Municipal Portfolio invests in debt obligations issued by state and local governments or their agencies and in other fixed-income securities. Portfolio structure reflects three key elements: duration, sector selection and security selection. Duration varies depending on Miller Anderson & Sherrerd's outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MAS's views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio will be invested in municipal securities. Taxable securities are included only in cases where MAS believes they will improve the fund's risk/reward profile on an after-tax basis.

---------------------------------------------------------
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                LEHMAN     LEHMAN
                        MAS     5 YEAR     10 YEAR
                       ---------------------------
    SIX MONTHS         2.3%      2.0%       2.8%
    ONE YEAR            6.4       4.2        5.2
    SINCE INCEPTION     7.5       5.4        6.7
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Municipal Portfolio from exceeding 0.50% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

Pursuant to a vote of the Portfolio's shareholders on April 15, 1996, the Portfolio's investment policies were changed to emphasize fixed-income securities of shorter duration. Therefore, it is reasonable to expect that the Portfolio's performance pattern will be altered.

* The Municipal Portfolio commenced operations on 10/1/92. All returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Municipal Index, both unmanaged market indices. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (91.8%)

--------------------------------------------------------
                             RATINGS     FACE
                           (STANDARD   AMOUNT      VALUE
MARCH 31, 1997             & POOR'S)    (000)    (000)++
--------------------------------------------------------
MUNICIPAL BONDS (87.4%)
Adelanto, CA School District
  (FGIC)
   Zero Coupon, 9/1/18        AAA    $   4,350  $  1,224
Aldine, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07       AAA          750       442
Allegheny County, PA
  Sanitation Authority,
  Series B (MBIA)
   Zero Coupon, 6/1/10        AAA        1,500       715
Benicia, CA School District
  (MBIA)
   Zero Coupon, 8/1/11        AAA        3,480     1,562
Brazos River Authority Texas
  Pollution Control Revenue
  Bonds, Series A
   8.25%, 1/1/19              BBB+         250       267
California Housing & Finance
  Agency Revenue Bonds
  (MBIA)
   5.30%, 8/1/14              AAA          215       214
California Pollution Control
  Financing Authority
  Pollution Control Revenue
  Bonds, Series B
   8.875%, 1/1/10             A          2,800     2,923
California School Finance
  Authority Lease Revenue
  Bonds, Series A (MBIA)
   6.70%, 7/1/02              AAA        1,305     1,382
California State
   Zero Coupon, 3/1/04        A+           375       268
Center Township, PA Sewer
  Authority, Series A (MBIA)
   Zero Coupon, 4/15/19       AAA          855       230
Central Valley, CA Finance
  Authority
   5.70%, 7/1/03              BBB-         125       125
## Chelsea, MA Lease Revenue
  Bonds, Series A
   3.74%, 6/6/23              AAA        1,000     1,000
Colorado Health Facilities
  Revenue Bonds, Series A
   Zero Coupon, 7/15/20       AAA        1,000       195
## Connecticut State Health
  & Educational Facilities
  Authority Revenue Bonds
   3.49%, 6/10/30             AAA        1,000     1,000
Elizabeth Forward, PA School
  District (AMBAC)
   Zero Coupon,
   9/1/08                     AAA          425       231
   9/1/11                     AAA          850       378

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             RATINGS      FACE
                           (STANDARD    AMOUNT     VALUE
                           & POOR'S)     (000)   (000)++
--------------------------------------------------------
Fort Bend, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07       AAA    $   1,250  $    737
Fort Worth, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/08       AAA          940       520
Georgia State Housing &
  Financing Authority,
  Series A A2
   5.875%, 12/1/19            AA+          200       202
Grand Prairie, TX
  Independent School
  District (PSFG)
   Zero Coupon, 8/15/07       AAA          750       430
Hamilton Southeastern, IN
  (AMBAC)
   Zero Coupon, 1/1/15        AAA        1,000       353
Harris County, TX Toll Road,
  Series A (MBIA)
   Zero Coupon, 8/15/07       AA+          475       272
Houston, TX Housing Finance
  Corp., Single Family
  Mortgage Revenue Bonds,
  Series B-1
   8.00%, 6/1/14              A            325       349
Houston, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/12       AAA          550       228
Hurst Euless Bedford, TX
  Independent School
  District (PSFG)
   Zero Coupon,
   8/15/17                    AAA          965       289
   8/15/18                    AAA        1,100       310
+ Idaho Housing & Finance
  Association,
   Series F
   5.70%, 7/1/27              Aaa          275       275
   Series H-2
   5.40%, 7/1/27              Aaa          500       493
Illinois Development Finance
  Authority Revenue Bonds
  (FGIC)
   Zero Coupon, 12/1/09       AAA        2,000       984
## Illinois Health
  Facilities Authority
  Revenue Bonds (AMBAC)
   3.60%, 8/15/24             AAA        1,000     1,000
+ Indiana State Housing
  Finance Authority Revenue
  Bonds, Series A2 (AMBAC)
   5.55%, 1/1/21              Aaa          500       503
Indiana Transportation
  Finance Authority Highway
  Revenue Bonds (AMBAC)
   Zero Coupon, 12/1/16       AAA        1,695       524
Indianapolis Airport
  Authority Revenue Bonds
   7.10%, 1/15/17             BBB          375       401

                             RATINGS      FACE
                           (STANDARD    AMOUNT     VALUE
                           & POOR'S)     (000)   (000)++
--------------------------------------------------------
Intermountain Power Agency,
  UT, Series A
   Zero Coupon 7/1/17         A+     $   1,750  $    528
  Series B
   6.50%, 7/1/09 (MBIA)       AAA          875       969
Jacksonville, FL Electric
  Authority Revenue Bonds
   Zero Coupon, 10/1/11       AA           325       144
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09       AAA          525       258
Kansas City, KA Utility
  Systems Revenue Bonds
  (AMBAC)
   Zero Coupon,
   3/1/06                     AAA          130        82
   3/1/06                     AAA           95        60
+ Keller, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/12       Aaa          800       332
Kentucky State Turnpike
  Authority (FGIC)
   Zero Coupon, 1/1/10        AAA          450       221
La Joya, TX Independent
  School District (PSFG)
   Zero Coupon, 8/1/12        AAA          645       268
Little Rock, AK Airport
  Passenger Facility Revenue
  Bonds (AMBAC)
   5.65%, 5/1/16              AAA          250       250
Maricopa County, AZ Unified
  School District-Chandler
  (FGIC)
   Zero Coupon, 7/1/07        AAA          250       146
Maryland Transportation
  Authority (FGIC)
   Zero Coupon, 7/1/08        AAA          250       137
Mercer County, NJ Revenue
  Bonds (County Guaranteed)
   Zero Coupon, 4/1/06        AA-          350       221
## Metropolitan Pier &
  Exposition Authority, IL
  Dedicated State Tax
  Revenue Bonds
   3.88%, 6/15/27             N/R          750       750
Michigan State Housing
  Development Authority,
  Series B
   5.50%, 12/1/06             AA+          500       502
Michigan State Trunk Line
  (AMBAC)
   Zero Coupon,
   10/1/05                    AAA          750       483
   10/1/12                    AAA        1,500       618
Midland, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/06       AAA          750       457
Millcreek Township, PA
  (FGIC)
   Zero Coupon, 8/15/05       AAA          325       211

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                           RATINGS       FACE
                         (STANDARD     AMOUNT      VALUE
(CONT'D)                 & POOR'S)      (000)    (000)++
--------------------------------------------------------
Mississippi Housing Finance
  Corp.
   Zero Coupon, 9/15/16       AA-    $   5,250  $  1,668
Mobile, AL Industrial
  Development Board Solid
  Waste Disposal Revenue
  Bonds
   6.95%, 1/1/20              BBB-         180       189
## Montana State Health
  Facilities Authority
  Revenue Bonds, Deaconess
  Medical Center, Series C
  (AMBAC)
   3.70%, 2/15/17             AAA          900       900
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series B
   5.60%, 3/1/20              AAA          495       499
  Series D
   5.80%, 3/1/20              AAA          500       503
Nebraska Public Power
  District Revenue Bonds
   5.40%, 1/1/03              A+           200       204
+ Nevada Housing Division,
  Series C
   5.65%, 4/1/27              Aaa          500       503
+ Nevada Housing Division
  Senior, Series A-2
   5.50%, 10/1/27             Aaa          350       350
New Jersey Building
  Authority State Building
  Revenue Bonds
   7.20%, 6/15/13             AA-        1,150     1,204
New Jersey Economic
  Development Authority
   Zero Coupon, 3/15/09       A+           275       141
New Jersey State
   Zero Coupon, 2/15/06       AA+          500       316
New Mexico Mortgage Finance
  Authority, Series H
   5.35%, 7/1/15              AAA          500       501
## New York City, NY General
  Obligation Inverse Bonds
   19.91%, 10/1/03            BBB+         250       375
New York City, NY Industrial
  Development Agency Revenue
  Bonds (FSA)
   6.00%, 11/1/15             AAA        1,575     1,579
New York State Dormitory
  Authority
   5.10%, 5/15/01             BBB+         250       250
Noblesville, IN High School
  Building Corp. (AMBAC)
   Zero Coupon,
   2/15/17                    AAA          900       277
   2/15/19                    AAA        1,850       503


                           RATINGS       FACE
                         (STANDARD     AMOUNT      VALUE
                         & POOR'S)      (000)    (000)++
--------------------------------------------------------
Norris, CA School District
  (MBIA)
   Zero Coupon,
   5/1/15                     AAA    $     785  $    274
   5/1/16                     AAA          400       130
North Carolina Eastern
  Municipal Power Agency,
  Series B
   6.125%, 1/1/09             BBB          350       355
  Series C
   5.125%, 1/1/03             BBB          450       442
North Carolina Housing
  Finance Agency, Series FF
   5.50%, 9/1/22              AA           500       501
  Series JJ
   5.75%, 3/1/23              AA           600       605
North Slope Borough, AK
  General Obligation, Series
  B (CGIC)
   Zero Coupon, 6/30/04       AAA          575       396
Northern Illinois University
  Revenue Bonds (FGIC)
   Zero Coupon, 4/1/15        AAA          675       232
Okemos, MI Public School
  District (MBIA)
   Zero Coupon, 5/1/15        AAA          900       312
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09       AAA          760       390
Penn Hills Township, PA Zero
   Coupon, 6/1/12             N/R        1,025       370
## Pennsylvania Housing and
  Finance Agency
   3.51%, 10/3/23             AA+        1,000     1,000
# Pennsylvania State General
  Obligation (AMBAC)
   0.00%, 4/15/03             AAA          775       852
Philadelphia, PA Authority
  For Industrial Development
  Revenue Bonds, Series A
   6.50%, 10/1/27             N/R          220       215
Philadelphia, PA Gas Works
   5.80%, 7/1/01              BBB          350       357
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
   5.40%, 11/15/03            AAA          600       613
Philadelphia, PA Hospitals &
  Higher Education
  Facilities Authority
  Revenue Bonds
   6.15%, 7/1/05              BBB+         125       127
Philadelphia, PA Municipal
  Authority (FGIC)
   4.90%, 4/1/03              AAA          500       497
Port Authority, NY & NJ
  Special Obligation Revenue
  Bonds
   7.00%, 10/1/07             N/R          450       483

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                             RATINGS     FACE
                           (STANDARD    AMOUNT    VALUE
                           & POOR'S)     (000)   (000)++
--------------------------------------------------------
## Richland County, SC
  Hospital Facilities
  Revenue Bonds, Richland
  Memorial Hospital,
  Series C (MBIA)
   3.60%, 7/5/13              AAA    $   1,000  $  1,000
+ Saline County, KS
   Zero Coupon, 12/1/15       Aaa          750       252
San Antonio, TX Electric &
  Gas Revenue Bonds (AMBAC)
   Zero Coupon, 2/1/05        AAA          200       133
San Antonio, TX General
  Obligation
   6.00%, 8/1/06              AA           250       254
San Bernardino County, CA,
  Series A (MBIA)
   7.40%, 7/1/16              AAA        1,150     1,118
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26              N/R          100       104
Schuylkill County, PA
  Redevelopment Authority
  (FGIC)
   7.125%, 6/1/13             AAA          750       818
Skokie, IL Park District,
  Series B (AMBAC)
   Zero Coupon, 12/1/12       AAA        1,750       708
Steel Valley, PA
 Allegheny County
   Zero Coupon, 11/1/17       A            650       192
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11       A            740       323
## University of California
  Revenue Bonds
   3.55%, 9/1/16              AAA          900       900
Utah State Housing Finance
  Agency, Series A-2
   5.50%, 7/1/27              AAA          480       481
Washington State Public
  Power Supply (MBIA)
   Zero Coupon, 7/1/10        AAA          475       222
   7.00%, 7/1/07              AA-          375       418
## Wichita, KS Hospital
  Revenue Bonds (MBIA)
   Series III-A
   3.50%, 10/20/17            AAA          900       900
   Series III-B
   3.502%, 10/21/22           AAA        1,000     1,000
## York County, PA Hospital
  Authority Revenue Bonds
  (AMBAC)
   3.85%, 7/1/21              AAA          900       900
--------------------------------------------------------
GROUP TOTAL                                       54,499
--------------------------------------------------------
ASSET BACKED CORPORATES (0.6%)
(+) ALPS, Series 96-1 D
   12.75%, 6/15/06            BB-          350       371
--------------------------------------------------------

                             RATINGS     FACE
                           (STANDARD    AMOUNT    VALUE
                           & POOR'S)     (000)   (000)++
--------------------------------------------------------
INDUSTRIALS (1.8%)
Comcast Corp.
   9.375%, 5/15/05            BB-    $     225  $    230
Grand Casinos, Inc.
   10.125%, 12/1/03           BB           250       248
Host Marriott Travel Plaza
   9.50%, 5/15/05             BB-          175       178
Revlon Worldwide Corp.
   Zero Coupon, 3/15/98       B-           235       221
Viacom, Inc.
   8.00%, 7/7/06              BB-          250       235
--------------------------------------------------------
GROUP TOTAL                                        1,112
--------------------------------------------------------
TELEPHONES (0.2%)
Rogers Cablesystems
   10.00%, 3/15/05            BB+          125       132
--------------------------------------------------------
TRANSPORTATION (0.2%)
(+) Jet Equipment Trust,
  Series 95-5A C
   10.69%, 5/1/15             BBB-         100       119
--------------------------------------------------------
U.S. TREASURY SECURITIES (1.1%)
U.S. Treasury Bond
   8.75%, 8/15/20             Tsy          575       672
--------------------------------------------------------
YANKEE (0.5%)
(+) Republic of Panama
   7.875%, 2/13/02            BB+          310       301
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $55,049)      57,206
--------------------------------------------------------
CASH EQUIVALENTS (6.9%)
--------------------------------------------------------
                                        SHARES
                                        ------
MONEY MARKET INSTRUMENTS (6.2%)
Dreyfus Basic Municipal Money Mar-
  ket Fund                           1,935,728     1,936
Vanguard Municipal Fund Money
  Market Portfolio                   1,929,771     1,930
--------------------------------------------------------
GROUP TOTAL                                        3,866
--------------------------------------------------------
                                          FACE
                                        AMOUNT
                                         (000)
                                      --------
U.S. TREASURY SECURITY (0.4%)
++++ U.S. Treasury Bill
    Zero Coupon, 5/1/97       Tsy    $     250       249
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)
                                          FACE
                                        AMOUNT     VALUE
(CONT'D)                                 (000)    000)++
--------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
Chase Securities, Inc. 6.20%, dated
  3/31/97, due 4/1/97, to be
  repurchased at $200,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at $201    $     199  $    199
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $4,314)               4,314
--------------------------------------------------------
TOTAL INVESTMENTS (98.7%) (Cost $59,363)          61,520
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
Interest Receivable                                  508
Unrealized Gain on Swap Agreements                   777
Other Assets                                           2
Dividends Payable                                    (64)
Payable for Investments Purchased                   (357)
Payable for Fund Shares Redeemed                      (1)
Payable for Investment Advisory Fees                 (49)
Payable for Administrative Fees                       (4)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (1)
Payable for Daily Variation of Futures
  Contracts                                           (3)
Other Liabilities                                    (23)
                                                --------
                                                     785
--------------------------------------------------------
NET ASSETS (100%)                               $ 62,305
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 5,545,785 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $ 62,305
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  11.23
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $ 59,916
Undistributed Net Investment Income (Loss)             6
Undistributed Realized Net Gain (Loss)              (209)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            2,157
  Futures and Swaps                                  435
--------------------------------------------------------
NET ASSETS                                      $ 62,305
--------------------------------------------------------
--------------------------------------------------------
++       See Note A1 to Financial Statements.
++++    A portion of these securities was pledged to cover
         margin requirements for futures contracts.
+       Moody's Investor Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
#       Step Bond-Coupon increases in increments to
         maturity. Rate disclosed is as of March 31, 1997.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security-rate disclosed
         is as of March 31, 1997.
(+)     144A Security. Certain conditions for public sale
         may exist.
AMBAC   American Municipal Bond Assurance Corporation
CGIC    Capital Guaranty Insurance Corporation
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
MBIA    Municipal Bond Insurance Association
PSFG    Permanent School Fund Guarantee
N/R     Not rated by Moody's Investor Service, Inc.,
         Standard & Poor's Corporation or Fitch.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The PA Municipal Portfolio invests in municipal debt securities exempt from Pennsylvania personal income tax, and in other fixed-income securities. Portfolio structure reflects three key elements: duration, sector selection and security selection. Duration varies depending on Miller Anderson & Sherrerd's outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MAS's views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio will be invested in municipal securities, with at least 65% invested in Pennsylvania municipal securities. Taxable securities are included only in cases where MAS believes they will improve the fund's risk/reward profile on an after-tax basis.
----------------------------------------------------------
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                  LEHMAN     LEHMAN
                          MAS     5 YEAR     10 YEAR
                          --------------------------
    SIX MONTHS            2.3%      2.0%       2.8%
    ONE YEAR              6.1       4.2        5.2
    SINCE INCEPTION       7.9       5.4        6.7
-----------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the PA Municipal Portfolio from exceeding 0.50% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

Pursuant to a vote of the Portfolio's shareholders on April 15, 1996, the Portfolio's investment policies were changed to emphasize fixed-income securities of shorter duration. Therefore, it is reasonable to expect that the Portfolio's performance pattern will be altered.

* The PA Municipal Portfolio commenced operations on 10/1/92. All returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Municipal Index, both unmanaged market indices. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.9%)

---------------------------------------------------------
                          RATINGS       FACE
                         (STANDARD     AMOUNT     VALUE
 MARCH 31, 1997           & POOR'S)     (000)    (000)++
---------------------------------------------------------
MUNICIPAL BONDS (92.7%)
Aliquippa School District, PA
   Zero Coupon, 6/1/12         A      $     685  $     283
Allegheny County, PA (AMBAC)
   Zero Coupon, 5/1/03         AAA          325        241
Berks County, PA (FGIC)
   Zero Coupon, 5/15/19        AAA        1,250        339
   11/15/20                    AAA        1,000        246
Brazos River Authority Texas
  Pollution Control Revenue
  Bonds, Series A
   8.25%, 1/1/19               BBB+         125        133
## Bucks County, PA
  Industrial Development
  Authority Revenue Bonds,
  Grandview Hospital Project,
  Series B
   3.74%, 7/3/12               AAA          500        500
Bucks County, PA Water &
  Sewer Authority Revenue
  Bonds (FGIC)
   Zero Coupon, 12/1/05        AAA          375        239
   + 5.50%, 2/1/08             Aaa          225        226
California Pollution Control
  Financing Authority,
  Pollution Control Revenue
  Bonds, Series B
   8.875%, 1/1/10              A          1,300      1,357
Center Township, PA Sewer
  Authority (MBIA)
   Zero Coupon, 4/15/17        AAA          615        188
Central Valley, CA Finance
  Authority
   5.70%, 7/1/03               BBB-         100        100
Chartiers Valley, PA (FGIC)
   Zero Coupon, 2/1/06         AAA          425        268
Clinton County, PA Industrial
  Development Authority
   6.25%, 11/15/06             BB-          150        145
Conrad Weiser Area School
  District, PA, Series A
  (MBIA)
   3.70%, 7/1/97               AAA          200        200
Elizabeth Forward, PA School
   District (AMBAC)
   Zero Coupon, 9/1/11         AAA          400        178
Georgia State Housing &
  Financing Authority,
   Series A A2
   5.875%, 12/1/19             AA+          120        121
Girard Area, PA School
  District (FGIC)
   Zero Coupon,
   10/1/18                     AAA          700        200
   10/1/19                     AAA          250         67

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO (UNAUDITED)
                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
Houston TX Housing Finance
  Corp., Single Family
  Mortgage Revenue Bonds,
  Series B-1
   8.00%, 6/1/14               A      $     175  $     188
Huron, MI School District
  (AMBAC)
   Zero Coupon, 5/1/18         AAA        1,500        440
+ Idaho Housing & Finance
  Association Single Family
  Mortgage Revenue Bonds,
  Series H-2
   5.40%, 7/1/27               Aaa          250        247
Intermountain Power Agency,
  UT (MBIA)
   6.50%, 7/1/09               AAA          300        332
Kane & De Kalb Counties, IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09        AAA          200         98
Lehigh County, PA General
  Purpose Authority Revenue
  Bonds, Horizons Health
  Systems, Inc., Series B
   8.25%, 7/1/13               N/R          250        255
Millcreek Township, PA (FGIC)
   Zero Coupon, 8/15/05        AAA          375        244
Mobile, AL Industrial
  Development Board Solid
  Waste Disposal Revenue
  Bonds
   6.95%, 1/1/20               BBB-          80         84
Montour, PA School District
  (MBIA)
   Zero Coupon, 1/1/13         AAA          300        122
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series D
   5.80%, 3/1/20               AAA          275        277
+ Nevada Housing Division,
  Series C
   5.65%, 4/1/27               Aaa          250        252
New Jersey Building Authority
  State Building Revenue
  Bonds
   7.20%, 6/15/13              AA-          550        576
New York City Industrial
  Development Agency Revenue
  Bonds (FSA)
   6.00%, 11/1/15              AAA          775        777
## New York City, NY General
  Obligation Inverse Bonds
   19.91%, 10/1/03             BBB+         100        150
North Carolina Eastern
  Municipal Power Agency
  Revenue Bonds, Series C
   5.125%, 1/1/03              BBB          150        147
North Carolina Housing
  Finance Agency, Series JJ
   5.75%, 3/1/23               AA           325        327


                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
North Slope Borough, AK
  General Obligation,
  Series B (CGIC)
   Zero Coupon, 6/30/04       AAA    $     285  $     196
Northwestern, PA School
  District (AMBAC)
   Zero Coupon, 1/15/09       AAA          450        237
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09       AAA          760        390
Penn Hills Township, PA
   Zero Coupon, 6/1/12        N/R          450        162
Penn Hills Township, PA,
  Series B
   Zero Coupon, 12/1/13       N/R          500        162
Pennsylvania Convention
  Center Authority
   6.25%, 9/1/04              BBB-         250        259
   6.70%, 9/1/16 (FGIC)       AAA          500        570
Pennsylvania Housing Finance
  Authority, Series 47
   5.20%, 4/1/27              AA+          375        371
  Series 48
   5.375%, 10/1/16            AA+          300        299
  Series 50A
   5.35%, 10/1/08             AA+          250        251
  Series 51
   5.65%, 4/1/20              AA+          250        251
  Series 52B
   5.55%, 10/1/12             AA+          500        500
Pennsylvania Infrastructure
  Investment Authority
  Revenue Bonds (MBIA)
   6.00%, 9/1/04              AAA        5,000      5,285
Pennsylvania State General
  Obligation (AMBAC)
   #0.00%, 4/15/03            AAA          300        330
   Zero Coupon, 7/1/05        AAA          375        246
## Pennsylvania State Higher
  Education Assistance
  Agency, Student Loan
  Revenue Bonds (AMBAC)
   3.83%, 9/1/26              AAA          550        550
## Philadelphia, PA
  Authority For Industrial
  Development Revenue Bonds,
  Series A
   6.50%, 10/1/27             N/R          100         98
Philadelphia, PA Gas Works
   5.80%, 7/1/01              BBB          200        204
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
   5.125%, 5/15/03            AAA          100        101
+ Philadelphia, PA Hospitals
   10.875%, 7/1/08            Aaa          145        188

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
Philadelphia, PA Hospitals &
  Higher Education Facilities
  Authority Revenue Bonds
  (FGIC)
   ## 3.54%, 3/6/12            AAA    $     500  $     500
   6.15%, 7/1/05               BBB+          50         51
Philadelphia, PA Municipal
  Authority Revenue Bonds
   7.875%, 7/15/17             AAA          300        309
Philadelphia, PA School
  District (MBIA)
   5.20%, 7/1/03               AAA          200        202
Philadelphia, PA Water &
  Wastewater Revenue Bonds
  (FGIC)
   5.20%, 6/15/05              AAA          500        503
Pittsburgh, PA General
  Obligation (AMBAC)
   Zero Coupon, 9/1/04         AAA          350        241
   6.50%, 4/1/11               AAA          285        304
Pittsburgh, PA Water & Sewer
  (FGIC)
   Zero Coupon, 9/1/05         AAA          375        244
Port Authority, NY & NJ
  Special Obligation Revenue
  Bonds
   7.00%, 10/1/07              N/R          250        268
Robinson Township, PA
   6.90%, 5/15/18              AAA          115        132
San Antonio, TX General
  Obligation
   6.00%, 8/1/06               AA           125        127
San Bernardino County, CA,
  Series A (MBIA)
   7.40%, 7/1/16               AAA          450        437
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26               N/R           40         42
Scranton, PA Health & Welfare
  Authority
   6.625%, 7/1/09              AAA          125        134
Southeastern Area Schools,
  PA, Series A
   Zero Coupon, 10/1/06        A            200        121
  Series B
   Zero Coupon, 10/1/06        A            390        236
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11        A            430        188
Stroud Township, PA Sewer
  Authority (CGIC)
   Zero Coupon, 11/15/05       AAA          375        242
Upper Darby Township, PA
  (AMBAC)
   Zero Coupon, 7/15/11        AAA          525        235
Washington County, West PA
  Power Co.
   4.95%, 3/1/03               A            150        150


                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
Westmoreland County, PA
  (AMBAC)
   Zero Coupon, 8/1/14        AAA    $   1,475  $     540
## York County, PA Hospital
  Authority Revenue Bonds
  (AMBAC)
   3.85%, 7/1/21              AAA          550        550
Yough, PA School District
  (MBIA)
   Zero Coupon, 10/1/13       AAA        1,445        562
---------------------------------------------------------
GROUP TOTAL                                        26,515
---------------------------------------------------------
ASSET BACKED CORPORATES (0.6%)
(+) ALPS, Series 96-1 D
   12.75%, 6/15/06            BB-          150        158
---------------------------------------------------------
INDUSTRIALS (0.5%)
Comcast Corp.
   9.375%, 5/15/05            BB-           75         77
Host Marriott Travel Plaza
   9.50%, 5/15/05             BB-           75         76
---------------------------------------------------------
GROUP TOTAL                                           153
---------------------------------------------------------
TELEPHONES (0.2%)
Rogers Cablesystems
   10.00%, 3/15/05            BB+           50         53
---------------------------------------------------------
TRANSPORTATION (0.4%)
(+)Jet Equipment Trust,
  Series 95-5A C
   10.69%, 5/1/15             BBB-         100        119
---------------------------------------------------------
YANKEE (0.5%)
(+)Republic of Panama
   7.875%, 2/13/02            BB+          145        141
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $26,119)       27,139
---------------------------------------------------------
CASH EQUIVALENTS (3.6%)
---------------------------------------------------------
                                      SHARES
                                      ------
MONEY MARKET INSTRUMENTS (2.5%)
Dreyfus PA Municipal Money
  Market Fund                          363,550        363
Vanguard PA Tax-Free Money
   Market Fund                         368,443        368
---------------------------------------------------------
GROUP TOTAL                                           731
---------------------------------------------------------
                                          FACE
                                        AMOUNT
                                         (000)
                                      --------
U.S. TREASURY SECURITY (0.4%)
++++ U.S. Treasury Bill
   Zero Coupon, 11/13/97      Tsy    $     125        121
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO (UNAUDITED)
                                          FACE
                                        AMOUNT      VALUE
(CONT'D)                                 (000)    (000)++
---------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
Chase Securities, Inc. 6.20%, dated
  3/31/97, due 4/1/97, to be
  repurchased at $195,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at $197     $     195  $     195
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,047)                 1,047
----------------------------------------------------------
TOTAL INVESTMENTS (98.5%) (Cost $27,166)            28,186
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.5%)
Cash                                                     1
Interest Receivable                                    276
Unrealized Gain on Swap Agreements                     351
Dividends Payable                                      (33)
Payable for Investments Purchased                     (131)
Payable for Investment Advisory Fees                   (19)
Payable for Administrative Fees                         (2)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (1)
Payable for Daily Variation Margin on Futures
  Contracts                                             (1)
Other Liabilities                                      (18)
                                                 ---------
                                                       423
----------------------------------------------------------
NET ASSETS (100%)                                $  28,609
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 2,517,420 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $  28,609
----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   11.36
----------------------------------------------------------


                                                    VALUE
                                                  (000)++
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                  $  27,464
Undistributed Net Investment Income (Loss)              12
Undistributed Realized Net Gain (Loss)                 (84)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              1,020
  Futures and Swaps                                    197
----------------------------------------------------------
NET ASSETS                                       $  28,609
----------------------------------------------------------
++     See Note A1 to Financial Statements.
++++   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon increases in increments to
        maturity. Rate disclosed is as of March 31, 1997.
        Maturity date disclosed is the ultimate maturity.
##     Variable or Floating rate security-rate disclosed
        is as of March 31, 1997.
(+)    144A Security. Certain conditions for public sale
        may exist.
AMBAC  American Municipal Bond Assurance Corporation
CGIC   Capital Guaranty Insurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Global Fixed Income Portfolio invests in high-grade fixed-income securities around the world, including the United States. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.
---------------------------------------------------------
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                             MAS              INDEX
                             ----------------------
    SIX MONTHS               (1.0)%           (1.9)%
    ONE YEAR                 3.0               1.2
    SINCE INCEPTION          7.1               6.4
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

For the period from inception to 8/28/96, the Adviser voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Global Fixed Income Portfolio from exceeding 0.58% of average daily net assets. Returns for time periods where total annual operating expenses of the Portfolio would have exceeded 0.58%, were it not for these waivers and reimbursements, would have been lower.

* The Global Fixed Income Portfolio commenced operations on 4/30/93. All returns are compared to the Salomon World Government Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (80.6%)
(UNLESS OTHERWISE NOTED)

-------------------------------------------------------
                    RATINGS         FACE
                   (STANDARD       AMOUNT       VALUE
 MARCH 31, 1997    & POOR'S)        (000)      (000)++
-------------------------------------------------------
AUSTRALIAN DOLLAR (1.4%)
Commonwealth of Australia
   7.50%, 7/15/05       AAA     AUD      1,455  $ 1,111
-------------------------------------------------------
BRITISH POUND (8.5%)
United Kingdom Treasury Bills
   8.00%, 6/10/03       AAA     GBP      1,550    2,613
   8.50%, 7/16/07       AAA              2,245    3,905
-------------------------------------------------------
GROUP TOTAL                                       6,518
-------------------------------------------------------
CANADIAN DOLLAR (3.0%)
(+) Global Econ2 EI
   Zero Coupon,
   11/1/98              AAA               (1)6       14
(+) Global Econ2 PIP
   Zero Coupon,
   11/1/98              AAA               (1)6       10
Government of Canada
   7.50%, 3/1/01        AAA     CAD      2,165    1,654
   9.75%, 6/1/21        A                  640      589
-------------------------------------------------------
GROUP TOTAL                                       2,267
-------------------------------------------------------
DANISH KRONE (1.5%)
Kingdom of Denmark
   8.00%, 5/15/03       AA+     DKK      6,765    1,171
-------------------------------------------------------
GERMAN MARK (13.7%)
Government of Germany
   6.25%, 1/4/24        AAA     DEM      1,000      566
   7.125%, 1/29/03      AAA              5,225    3,428
   7.375%, 1/3/05       AAA              2,680    1,776
   7.50%, 9/9/04        AAA              1,710    1,142
   8.375%, 5/21/01      AAA              5,270    3,593
-------------------------------------------------------
GROUP TOTAL                                      10,505
-------------------------------------------------------
IRISH PUNT (1.5%)
Irish Government
   6.25%, 4/1/99        AA     IEP         740    1,176
-------------------------------------------------------
ITALIAN LIRA (5.1%)
Republic of Italy BTPS
   9.50%, 2/1/06        AAA    ITL     945,000      621
   10.00%, 8/1/03       AAA          1,160,000      771
   10.50%, 7/15/00      AA           3,870,000    2,523
-------------------------------------------------------
GROUP TOTAL                                       3,915
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

                      RATINGS             FACE
                    (STANDARD           AMOUNT    VALUE
(CONT'D)            & POOR'S)            (000)  (000)++
-------------------------------------------------------
JAPANESE YEN (3.9%)
Credit Locale de
  France
   6.00%, 10/31/01      AAA        JPY  75,000  $   722
European Investment
  Bank
   6.625%, 3/15/00      AAA             60,000      563
Export-Import Bank of
  Japan
   2.875%, 7/28/05      AAA            130,000    1,092
++++ International Bank
  for Reconstruction &
  Development
   6.75%, 6/18/01       AAA             64,000      629
-------------------------------------------------------
GROUP TOTAL                                       3,006
-------------------------------------------------------
SWEDISH KRONA (7.2%)
Government of Sweden
   6.00%, 2/9/05        AAA        SEK  19,900    2,487
   13.00%, 6/15/01      AA+             18,175    3,034
-------------------------------------------------------
GROUP TOTAL                                       5,521
-------------------------------------------------------
UNITED STATES DOLLAR (34.8%)
AGENCY FIXED RATE MORTGAGE (4.9%)
Federal Home Loan Mortgage
  Corporation Gold
  April TBA
   7.50%, 8/15/26       Agy         $    3,850    3,786
-------------------------------------------------------
CORPORATE (7.4%)
Anthem Insurance,
  Series A
   9.00%, 4/1/27        BBB+               275      271
(+) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26      A-                 250      243
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26       BBB+               325      308
(+) Corestates Capital
  Corp.
   8.00%, 12/15/26      A-                 125      120
(+) Edison Mission
  Energy Funding
   7.33%, 9/15/08       BBB                225      220
(+) Entertainment
  Properties
   14.253%, (Preferred
   Stock)               BBB-            (1)300      293
(+) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26       A-                 400      381
(+)+ Home Ownership
  Funding
   13.331%, (Preferred
   Stock)               Aaa           (1)1,575    1,511
(+) Lazara Properties
   13.547%, (Preferred
   Stock)               A               (1)300      293


                      RATINGS             FACE
                    (STANDARD           AMOUNT    VALUE
                    & POOR'S)            (000)  (000)++
-------------------------------------------------------
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26      BBB+         $     425  $   405
(+) Staircase
  Properties, Inc.
   13.74%,
   (Preferred Stock)    A               (1)350      343
(+) Tier One
  Properties
   11.095%, (Preferred
   Stock)               A               (1)150      147
(+) Wells Fargo
  Capital, Series A
   8.125%, 12/1/26      BBB                350      338
(+) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13        AA-                775      742
-------------------------------------------------------
GROUP TOTAL                                       5,615
-------------------------------------------------------
U.S. TREASURY SECURITIES (20.5%)
++++ U.S. Treasury Bond
   8.75%, 8/15/20       Tsy              1,910    2,233
U.S. Treasury Notes
   6.125%, 5/15/98      Tsy              3,875    3,873
   6.25%, 2/15/03       Tsy              1,100    1,070
   6.75%, 5/31/99       Tsy              7,550    7,588
   7.50%, 2/15/05       Tsy                900      931
-------------------------------------------------------
GROUP TOTAL                                      15,695
-------------------------------------------------------
YANKEE (2.0%)
(+) Alcoa Aluminio SA
   7.50%, 12/16/08      BBB                400      388
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06      A-                 300      290
(+) Ras Laffan
  Liquefied
  Natural Gas Co.
   8.294%, 3/15/14      BBB+               550      550
Republic of Colombia
   8.70%, 2/15/16       BBB-               300      292
-------------------------------------------------------
GROUP TOTAL                                       1,520
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $63,943)     61,806
-------------------------------------------------------
CASH EQUIVALENTS (22.1%)
-------------------------------------------------------
COMMERCIAL PAPER (12.0%)
American Express Credit Corp.
   5.55%, 4/2/97                         2,300    2,300
Beneficial Corp.
   5.55%, 4/16/97                        2,300    2,295
Ford Motor Credit Corp.
   5.55%, 4/11/97                        2,300    2,296
General Electric Capital
  Corp.
   5.55%, 4/10/97                        2,300    2,297
-------------------------------------------------------
GROUP TOTAL                                       9,188
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                          FACE
                                        AMOUNT    VALUE
                                         (000)  (000)++
-------------------------------------------------------
REPURCHASE AGREEMENTS (10.1%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97,
  to be repurchased at
  $2,571, collateralized by
  various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $2,597                              $  2,571  $ 2,571
Goldman, Sachs & Co. 6.00%,
  dated 3/31/97, due 4/1/97,
  to be repurchased at
  $2,569, collateralized by
  U.S. Treasury Bonds,
  9.125%, due 5/15/09, valued
  at $2,632                              2,569    2,569
Merrill Lynch & Co., Inc.
  6.25%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $2,569, collateralized
  by U.S. Treasury Bonds,
  7.125%, due 10/15/98,
  valued at $2,623                       2,569    2,569
-------------------------------------------------------
GROUP TOTAL                                       7,709
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $16,897)            16,897
-------------------------------------------------------
FOREIGN CURRENCY (0.3%)
-------------------------------------------------------
Canadian Dollar         CAD                143      104
Italian Lira            ITL             36,699       22
Japanese Yen            JPY              3,975       33
Swedish Krona           SEK                631       84
-------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $246)                  243
-------------------------------------------------------
TOTAL INVESTMENTS (103.0%) (Cost $81,086)        78,946
-------------------------------------------------------


                                                  VALUE
                                                (000)++
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.0%)
Cash                                            $   381
Interest Receivable                               1,456
Receivable for Investments Sold                   6,714
Receivable for Daily Variation Margin on
  Futures Contracts                                 150
Other Assets                                          1
Payable for Investments Purchased               (10,570)
Payable for Fund Shares Redeemed                    (22)
Payable for Investment Advisory Fees                (71)
Payable for Administrative Fees                      (5)
Payable for Trustees' Deferred Compensation
  Plan- Note F                                       (1)
Unrealized Loss on Forward Foreign Currency
  Contracts                                        (302)
Other Liabilities                                   (19)
                                                -------
                                                 (2,288)
-------------------------------------------------------
NET ASSETS (100%)                               $76,658
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 7,466,013 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $76,658
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $ 10.27
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                 $78,122
Undistributed Net Investment Income (Loss)        1,119
Undistributed Realized Net (Gain) Loss              (92)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (2,136)
  Foreign Currency Transactions                    (386)
  Futures                                            31
-------------------------------------------------------
NET ASSETS                                      $76,658
-------------------------------------------------------
++   See Note A1 to Financial Statements.
++++ A portion of these securities was pledged to cover
      margin requirements for futures contracts.
(+)  144A security. Certain conditions for public sale may
      exist.
(1)  Amount represents shares held by the Portfolio.
TBA  Security is subject to delayed delivery. See Note A8
      to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO
(UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The International Fixed Income Portfolio invests in high-grade foreign fixed-income securities. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.

---------------------------------------------------------
             AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                           MAS              INDEX
                           -------------------------
    SIX MONTHS             (2.8)%           (3.8)%
    ONE YEAR               1.3              (0.2)
    SINCE INCEPTION        6.8               6.8
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

For the period from inception to 8/28/96, the Adviser voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the International Fixed Income Portfolio from exceeding 0.60% of average daily net assets. Returns for time periods where total annual operating expenses of the Portfolio would have exceeded 0.60%, were it not for these waivers and reimbursements, would have been lower.

* The International Fixed Income Portfolio commenced operations on 4/29/94. All returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (69.7%)

-------------------------------------------------------
                    RATINGS         FACE
                  (STANDARD       AMOUNT          VALUE
 MARCH 31, 1997   & POOR'S)        (000)        (000)++
-------------------------------------------------------
AUSTRALIAN DOLLAR (1.8%)
Commonwealth of Australia
   7.50%, 7/15/05      AAA     AUD      3,625  $  2,768
-------------------------------------------------------
BRITISH POUND (12.5%)
United Kingdom Treasury
  Bills
   7.00%, 11/6/01      AAA     GBP      3,600     5,835
   8.00%, 6/10/03      AAA              1,755     2,959
   8.50%, 7/16/07      AAA              5,750    10,003
-------------------------------------------------------
GROUP TOTAL                                      18,797
-------------------------------------------------------
CANADIAN DOLLAR (3.3%)
(+) Global Econ2 EI
   Zero Coupon,
   11/1/98             AAA            (1)  14        34
(+) Global Econ2 PIP
   Zero Coupon,
   11/1/98             AAA            (1)  14        23
Government of Canada
   7.50%, 3/1/01       AAA     CAD      2,575     1,967
   9.75%, 6/1/21       A                3,250     2,991
-------------------------------------------------------
GROUP TOTAL                                       5,015
-------------------------------------------------------
DANISH KRONE (2.1%)
Kingdom of Denmark
   8.00%, 5/15/03      AA+      DKK    18,360     3,178
-------------------------------------------------------
FINNISH MARKKA (1.0%)
Government of Finland
   9.50%, 3/15/04      AA-     FIM      6,000     1,456
-------------------------------------------------------
FRENCH FRANC (0.9%)
++++ Government of France
  O.A.T.
   8.50%, 3/28/00      AAA     FRF      6,400     1,277
-------------------------------------------------------
GERMAN MARK (15.6%)
European Economic Community
   6.50%, 3/10/00      AAA      DEM     5,650     3,594
Government of Germany
   ++++ 6.25%, 1/4/24  AAA              2,350     1,331
   7.375%, 1/3/05      AAA              9,375     6,214
   7.50%, 9/9/04       AAA              5,725     3,822
   8.375%, 5/21/01     AAA              7,990     5,447
International Bank
  for Reconstruction
  & Development
   7.125%, 4/12/05     AAA              4,550     2,966
-------------------------------------------------------
GROUP TOTAL                                      23,374
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                     RATINGS             FACE
                   (STANDARD           AMOUNT     VALUE
                   & POOR'S)            (000)   (000)++
-------------------------------------------------------
IRISH PUNT (1.8%)
Irish Government
   6.25%, 4/1/99       AA     IEP       1,735  $  2,757
-------------------------------------------------------
ITALIAN LIRA (8.6%)
Republic of Italy BTPS
   9.50%, 2/1/06       AAA    ITL   2,015,000     1,325
   10.00%, 8/1/03      AA           3,815,000     2,535
   10.50%, 7/15/00     AA          13,920,000     9,073
-------------------------------------------------------
GROUP TOTAL                                      12,933
-------------------------------------------------------
JAPANESE YEN (11.5%)
++++ Credit Locale
  de France
   6.00%, 10/31/01     AAA    JPY     351,000     3,379
European Investment
  Bank
   6.625%, 3/15/00     AAA            205,000     1,925
Export-Import Bank
  of Japan
   2.875%, 7/28/05     AAA            540,000     4,537
Inter-American
  Development Bank
   6.00%, 10/30/01     AAA            535,000     5,168
++++ International Bank
  for Reconstruction
  & Development
   6.75%, 6/18/01      AAA            235,000     2,309
-------------------------------------------------------
GROUP TOTAL                                      17,318
-------------------------------------------------------
NETHERLANDS GUILDER (1.8%)
Netherlands Government
   8.25%, 2/15/07      AAA     NLG      4,225     2,663
-------------------------------------------------------
SPANISH PESETA (1.3%)
Spanish Government
   10.10%, 2/28/01     AAA     ESP    240,000     1,921
-------------------------------------------------------
SWEDISH KRONA (7.5%)
Swedish Government
   6.00%, 2/9/05       AAA     SEK     45,700     5,712
   13.00%, 6/15/01     AA+             33,125     5,530
-------------------------------------------------------
GROUP TOTAL                                      11,242
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $110,129)   104,699
-------------------------------------------------------


                                         FACE
                                       AMOUNT     VALUE
                                        (000)   (000)++
-------------------------------------------------------
CASH EQUIVALENTS (29.0%)
-------------------------------------------------------
COMMERCIAL PAPER (17.9%)
American Express Credit
  Corp.
   5.55%, 4/2/97              $         4,500  $  4,499
Beneficial Corp.
   5.55%, 4/16/97                       4,500     4,490
Ford Motor Credit Corp.
   5.55%, 4/11/97                       4,500     4,493
General Electric Capital
  Corp.
   5.55%, 4/10/97                       4,500     4,494
Household Finance Corp.
   5.55%, 4/3/97                        4,500     4,499
National Rural Utilities
  Cooperative Finance Corp.
   5.56%, 6/17/97                       4,500     4,446
-------------------------------------------------------
GROUP TOTAL                                      26,921
-------------------------------------------------------
REPURCHASE AGREEMENTS (11.1%)
Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $5,589, collateralized
  by various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $5,644                                5,588     5,588
Goldman, Sachs & Co. 6.00%,
  dated 3/31/97, due 4/1/97,
  to be repurchased at
  $5,589, collateralized by
  U.S. Treasury Bonds, due
  5/15/09, valued at $5,725             5,588     5,588
Merrill Lynch & Co., Inc.
  6.25%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $5,589, collateralized
  by U.S. Treasury Bonds,
  due 10/15/98, valued at
  $5,706                                5,588     5,588
-------------------------------------------------------
GROUP TOTAL                                      16,764
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $43,685)            43,685
-------------------------------------------------------
FOREIGN CURRENCY (0.1%)
-------------------------------------------------------
British Pound                  GBP         60        98
Canadian Dollar                CAD         62        45
French Franc                   FRF        204        37
Italian Lira                  ITL       3,412         2
@ Spanish Peseta               ESP         12        --
@ Japanese Yen                JPY           2        --
-------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $180)                  182
-------------------------------------------------------
TOTAL INVESTMENTS (98.8%) (Cost $153,994)       148,566
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO
(UNAUDITED)
                                                  VALUE
(CONT'D)                                        (000)++
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
Interest Receivable                            $  2,934
Receivable for Daily Variation on Futures
  Contracts                                         228
Other Assets                                          3
Payable for Fund Shares Redeemed                    (12)
Payable for Investment Advisory Fees               (143)
Payable for Administrative Fees                     (10)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (3)
Payable to Custodian                               (710)
Unrealized Loss on Forward Foreign Currency
  Contracts                                        (554)
Other Liabilities                                   (28)
                                               --------
                                                  1,705
-------------------------------------------------------
NET ASSETS (100%)                              $150,271
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 15,245,295 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $150,271
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.86
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $156,684
Undistributed Net Investment Income (Loss)        2,877
Undistributed Realized Gain (Loss)               (2,992)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (5,431)
  Foreign Currency Transactions                    (703)
  Futures                                          (164)
-------------------------------------------------------
NET ASSETS                                     $150,271
-------------------------------------------------------

---------------------------------------------------------

++   See Note A1 to Financial Statements.
++++ A portion of these securities was pledged to cover
      margin requirements for futures contracts.
(+)  144A security. Certain conditions for public sale may
      exist.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Intermediate Duration Portfolio invests in all sectors and maturities of the bond market, while limiting average duration to between two and five years. Miller Anderson & Sherrerd utilizes a value-based investment philosophy to actively manage the duration and yield curve structure of the Portfolio by understanding long-term trends in real interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, investment-grade corporate bonds, mortgages, foreign and other fixed-income securities based upon relative value in the marketplace.

---------------------------------------------------------
            AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                           MAS              INDEX
                          ------------------------
    SIX MONTHS             3.0 %             2.3%
    ONE YEAR               5.9               4.8
    SINCE INCEPTION        8.3               7.5
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Intermediate Duration Portfolio from exceeding 0.52% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

* The Intermediate Duration Portfolio commenced operations on 10/3/94. All returns are compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.7%)

------------------------------------------------------
                        RATINGS      FACE
                      (STANDARD    AMOUNT      VALUE
MARCH 31, 1997        & POOR'S)     (000)     (000)++
------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (6.1%)
## Government National Mortgage
  Association
   6.50%, 11/20/26         Tsy    $    2,058   $ 2,072
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (22.1%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   11.00%, 7/1/13          Agy           116       128
   11.50%, 3/1/13          Agy           183       206
  Gold Pools:
   7.00%, 1/1/24-4/1/24    Agy           241       231
  March TBA
   7.50%, 6/15/27          Agy         1,500     1,475
  April TBA
   7.50%,
     6/15/26-12/15/26      Agy         3,525     3,467
  May TBA
   7.50%, 6/15/26          Agy           325       319
Federal National Mortgage
  Association Conventional
  Pools:
   10.00%, 5/1/22-1/1/27   Agy           354       384
   10.50%, 12/1/10         Agy           141       156
Government National Mortgage
  Association Conventional
  Pools:
   10.00%, 7/15/19-
     12/25/26              Agy           480       525
   10.50%,
     8/15/13-1/15/18       Agy           190       213
   11.00%,
     7/15/10-8/15/10       Agy           356       399
------------------------------------------------------
GROUP TOTAL                                      7,503
------------------------------------------------------
ASSET BACKED CORPORATES (8.3%)
(+) Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02          N/R           110       111
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00          A              24        24
  96-B A
   6.60%, 4/15/01          A              60        60
ALPS, Series 94-1 A4 CMO
   7.80%, 9/15/04          AA             60        61
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02          AAA           126       126
Associates Manufactured Housing,
  Series 97-1 A3
   6.60%, 6/15/28          AAA           235       234

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02          AAA    $       19   $    19
  95-A B
   7.65%, 3/15/02          A              31        31
Cityscape Home Equity Loan
  Trust, Series 96-1 A1
   6.45%, 3/1/09           AAA            65        65
Contimortgage Home Equity Loan
  Trust,
  Series:
  96-1 A1
   5.70%, 10/15/09         AAA            25        25
  96-3 A2
   6.97%, 7/15/11          AAA            75        75
CPS Auto Grantor Trust,
  Series 96-3 A
   6.30%, 8/15/02          AAA           121       120
(+)Federal Mortgage
   Acceptance Corp., Loan
   Receivables Trust,
   Series 96-B A1
   7.629%, 11/1/18         A              99        99
First Merchants Auto
   Receivables Corp.,
   Series 96-C A2
   6.15%, 7/15/01          AAA           175       171
First Plus Home Loan
   Trust, Series 96-4 A3
   6.28%, 3/10/09          AAA           250       248
Fleetwood Credit Corp.,
   Series 92-A A
   7.10%, 2/15/07          AAA            98        98
Ford Credit Auto Owner
   Trust, Series:
  96-A A3
   6.50%, 11/15/99         AAA           200       200
  sec. 96-B
   6.55%, 2/15/02
   (acquired 10/9/96,
   cost $100)              A             100        99
Ford Credit Grantor
   Trust, Series 94-B A
   7.30%, 10/15/99         AAA            98        99
General Electric Home
   Equity Loan Asset-
   Backed Certificates,
   Series 91-1 B
   8.70%, 9/15/11          AAA           175       179
General Motors
  Acceptance Corp. Grantor
  Trust, Series 93-A A
   4.15%, 3/15/98          AAA             6         6
Greenwich Capital
   Acceptance, Inc.,
   Series 95-B A1
   6.00%, 8/10/20          AAA            33        32


                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
IBM Credit Receivables
   Lease Asset Master
  Trust, Series 93-1 A
   4.55%, 11/15/00         AAA    $       20   $    20
Money Store (The) Home
   Equity Trust,
   Series 95-C A1
   6.20%, 1/15/09          AAA            32        32
(+)NAL Auto Trust,
   Series 96 3A
   7.30%, 12/15/00         N/R            83        82
Navistar Financial Corp.
   Owner Trust,
   Series 94-B A
   6.40%, 1/15/00          AAA            37        37
Olympic Automobile
   Receivables Trust,
  Series:
  94-B A2
   6.85%, 6/15/01          AAA            86        86
  94-B B
   6.95%, 6/15/01          AAA            43        43
Onyx Acceptance Trust,
   Series 94-1 A
   6.90%, 1/17/00          AAA            39        40
Orix Credit Alliance
   Owner Trust,
   Series 94-A A
   6.05%, 6/15/99          AAA            16        16
Premier Auto Trust,
  Series 95-4 A4
   6.00%, 5/6/00           AAA           100       100
Union Acceptance Corp.,
   Series 96-B A
   6.45%, 7/9/03           AAA           130       129
Western Financial Auto
   Grantor Trust,
  Series:
  93-2 A2
   4.70%, 10/1/98          AAA            17        17
  94-1 A1
   5.10%, 6/1/99           AAA            30        29
------------------------------------------------------
GROUP TOTAL                                      2,813
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.1%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  93-149 O PO
   8/25/23                 Agy            36        18
  ## 1632 SA
   5.657%, 11/15/23        Agy            65        46
  1709 H PO
   1/15/24                 Agy            14         5
  1750-C PD PO
   3/15/24                 Agy            22        13

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
  1813 K PO
   2/15/24                 Agy    $       15   $     9
  1844 PC PO
   3/15/24                 Agy            30        15
  1887 I PO
   10/15/22                Agy            15         8
Federal National Mortgage
  Association,
  Series:
  96-14 PC PO
   12/25/23                Agy            25        11
  96-46 PB PO
   9/25/23                 Agy            30        16
  96-54 N PO 7/25/23       Agy            20        12
  96-54 O PO
   11/25/23                Agy            20        10
  97-3 E PO
   12/25/23                Agy            75        40
  97-7 EB PO
   2/25/23                 Agy           249       155
------------------------------------------------------
GROUP TOTAL                                        358
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGTIONS-
  NON-AGENCY COLLATERAL SERIES (2.8%)
Bear Stearns Mortgage
  Securities, Inc.,
  Series:
  96-4 AI10
   8.125%, 9/26/97         AAA            50        50
  96-9 AI11
   8.00%, 6/15/26          AAA            50        50
Citicorp Mortgage
   Securities, Inc.,
   Series 93-9 A1
   7.00%, 3/25/20          AAA            86        86
DLJ Mortgage Acceptance
   Corp., Series 95-CF2 A1B
   6.85%, 12/17/27         AAA           175       173
sec.+ Independent National
  Mortgage Corp.,
   Series 94-O B1
   7.875%, 9/25/24
   (acquired 11/9/95,
   cost $98)               A2             98        94
Old Stone Credit Corp.,
   Series 92-3 B1
   6.35%, 9/25/07          AAA            75        73
Residential Accredit
  Loans, Inc.,
  Series:
  97 Q52 A8 NAS
   7.75%, 3/25/27          AAA            75        75
  97 QS3 NAS
   7.75%, 3/25/15          AAA           150       148

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
Residential Asset
   Securitization Trust,
   Series 96-A11 A9
   7.75%, 2/25/27          AAA    $       50   $    50
Residential Funding
   Mortgage Securities
   Co., Inc.,
   Series:
  95-S17 A8
   7.50%, 12/25/25         AAA           148       145
------------------------------------------------------
GROUP TOTAL                                        944
------------------------------------------------------
COMMERCIAL MORTGAGES (5.2%)
+ American Southwest
  Financial Securities Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04         Aaa            50        50
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27          AAA           147       148
  95-MD4 A1
   7.10%, 8/13/29          AAA           123       121
  (+)+ 96-D3 A1B
   7.21%, 10/13/26         Aaa           100       100
  96-MD6 A1C
   7.04%, 11/13/26         AAA           100        97
(+) Carousel Center
   Finance, Inc.,
   Series 1 C
   7.527%, 10/15/07        BBB+           87        87
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13           AA            100        97
Chase Commercial Mortgage
  Securities Corp.,
  Series 96-2 B
   6.90%, 10/19/06         AA            100        95
(+)DLJ Mortgage Acceptance
  Corp.,
  Series:
  96-CF2 AIB
   7.29%, 7/15/06          AAA            85        84
  96-CF2 S IO
   1.641%, 11/12/21        N/R           638        56
(+)## Hospitality
  Properties Mortgage
  Acceptance Corp.,
  Series 96-C1 A
   6.025%, 12/6/04         A             200       200
(+) Lakewood Mall
  Finance Co.,
  Series 95-C1 A
   7.00%, 8/13/10          AA            100        97
+ LB Commercial Conduit
   Mortgage Trust,
   Series 96-C2 A
   7.416%, 10/25/26        Aaa            99        99

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)
                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C1 A3
   7.42%, 4/25/28          AAA    $      100   $   100
  96-C2 A2
   6.82%, 11/21/28         AAA            45        44
  96-C2 IO
   1.529%, 10/25/26        N/R           448        40
Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/27         AAA           100        99
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27          AAA           150       152
------------------------------------------------------
GROUP TOTAL                                      1,766
------------------------------------------------------
ENERGY (0.3%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15          A-            100        95
------------------------------------------------------
FINANCE (9.2%)
Allstate Corp.
   5.875%, 6/15/98         A             125       124
Anthem Insurance
  Cos., Inc., Series A
   9.00%, 4/1/27           BBB+          125       123
Association Corp., N.A.,
   Series H
   6.73%, 3/27/03          AA-           175       170
(+)BankAmerica
  Institutional, Class A
   8.07%, 12/31/26         A-            100        97
Bankers Trust New
    York Corp.
    6.625%, 7/30/99         A             150       149
Barclays American Corp.
   7.875%, 8/15/98         AA            125       127
Beneficial Corp., Series H
   6.575%, 12/16/02        A             175       169
(+)BT Institutional
  Capital Trust, Series A
   8.09%, 12/1/26          BBB+          100        95
Chrysler Financial Corp.
   6.375%, 1/28/00         A-            200       197
Countrywide Funding Corp.
   6.05%, 3/1/01           A              75        72
   6.55%, 4/14/00          A             100        99
(+)First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26          A-            100        95

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
Ford Motor Credit Corp.
   7.47%, 7/29/99          A+     $       75        76
   8.375%, 1/15/00         A+             25        26
General Motors
   Acceptance Corp.
   6.65%, 5/24/00          A-            100        99
   6.75%, 6/10/02          A-            100        98
(+)+ Home Ownership
   Funding, 13.331%
   (Preferred Stock)       Aaa        (1)650       624
Household Finance Corp.
   6.08%, 3/8/06           A              71   $    69
Lehman Brothers
   Holding Corp.
   6.625%, 11/15/00        A             100        99
(+)PNC Institutional
  Capital, Series A
   7.95%, 12/15/26         BBB+          100        95
(+)State Street
  Institutional Capital,
  Series A
   7.94%, 12/30/26         A             100        96
(+)Wells Fargo Capital,
   Series A
   8.125%, 12/1/26         BBB           100        97
(+)World Financial
  Properties
  Series 96 WFP-B
   6.91%, 9/1/13           AA-           249       239
------------------------------------------------------
GROUP TOTAL                                      3,135
------------------------------------------------------
FLOATING RATE NOTES (0.3%)
## Student Loan Marketing
  Association,
  Series:
  95-1 A1
   5.812%, 4/26/04         AAA            48        47
  96-1 A1
   5.682%, 7/26/04         AAA            40        40
------------------------------------------------------
GROUP TOTAL                                         87
------------------------------------------------------
FOREIGN GOVERNMENTS (4.8%)
Government of Canada
   7.75%, 9/1/99           AAA     CAD 1,300       993
Swedish Government
   13.00%, 6/15/01         AA+    SEK  3,900       651
------------------------------------------------------
GROUP TOTAL                                      1,644
------------------------------------------------------
INDUSTRIALS (0.8%)
Philip Morris Cos., Inc.
   6.375%, 2/1/06          A      $       55        50
RJR Nabisco, Inc.
   8.75%, 4/15/04          BBB-           50        50

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                         & POOR'S)      (000)    (000)++
---------------------------------------------------------
Scotia Pacific Holding Co.
   7.95%, 7/20/15          BBB    $       85   $    85
Sears Roebuck
   Acceptance Corp.
   6.86%, 8/6/01           A-             70        70
------------------------------------------------------
GROUP TOTAL                                        255
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.3%)
## Resolution Trust Corp.,
  Series 92-5 C
   8.618%, 1/25/26         AA             98        99
------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (1.2%)
Federal National Mortgage
  Association,
  Series:
  249 1 PO
   10/25/23                Agy           229       136
  254 1 PO
   1/1/24                  Agy            46        29
  260 1 PO
   4/1/24                  Agy            61        38
  263 1 PO
   5/25/24                 Agy            65        38
  93-M2 B IO
   2.575%, 07/25/03        Agy           808        53
  93-146 G PO
   5/25/23                 Agy            12         6
  93-205 G PO REMIC
   9/25/23                 Agy            14         8
  93-235 H PO REMIC
   9/25/23                 Agy             4         3
  93-243 C PO REMIC
   11/25/23                Agy             4         3
  96-20 E PO
   11/25/22                Agy           250        93
------------------------------------------------------
GROUP TOTAL                                        407
------------------------------------------------------
TELEPHONES (0.3%)
Tele-Communications, Inc.
   9.875%, 6/15/22         BBB-          100       106
------------------------------------------------------
U.S. TREASURY SECURITIES (28.4%)
U.S. Treasury Notes
  ++++ 7.125%, 9/30/99     Tsy         4,875     4,940
   7.50%, 2/15/05          Tsy         4,550     4,707
------------------------------------------------------
GROUP TOTAL                                      9,647
------------------------------------------------------
UTILITIES (0.3%)
(+)Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08          BBB           100        98
------------------------------------------------------

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
YANKEE (1.2%)
(+)Alcoa Aluminio SA
   7.50%, 12/16/08         BBB    $      125   $   121
(+)Israel Electric
   Corp., Ltd
   7.25%, 12/15/06         A-            100        97
(+)Ras Laffan Liquefied
   Natural Gas Co.
   8.294%, 3/15/14         BBB+          190       190
------------------------------------------------------
GROUP TOTAL                                        408
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $31,939)    31,437
------------------------------------------------------
CASH EQUIVALENTS (22.6%)
------------------------------------------------------
COMMERCIAL PAPER (11.1%)
Asset Securitization Corp.
   5.57%, 5/13/97                        950       944
Ford Motor Credit Corp.
   5.54%, 5/13/97                        950       944
General Electric Credit Corp.
   5.54%, 5/13/97                        950       944
IBM Credit Corp.
   5.53%, 5/13/97                        950       944
------------------------------------------------------
GROUP TOTAL                                      3,776
------------------------------------------------------
REPURCHASE AGREEMENTS (11.5%)
Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $1,297,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $1,310                               1,297     1,297
Goldman Sachs & Co. 6.00%, dated
  3/31/97, due 4/1/97, to be
  repurchased at $1,295,
  collateralized by U.S.
  Treasury Bills, due 5/15/09,
  valued at $1,327                     1,295     1,295
Merrill Lynch & Co., Inc. 6.25%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $1,295,
  collateralized by U.S.
  Treasury Bills, due 10/15/98,
  valued at $1,322                     1,295     1,295
------------------------------------------------------
GROUP TOTAL                                      3,887
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $7,663)             7,663
------------------------------------------------------
TOTAL INVESTMENTS (115.3%) (Cost $39,602)       39,100
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)
                                                 VALUE
(CONT'D)                                       (000)++
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.3%)
Cash                                           $     1
Interest Receivable                                413
Receivable for Investments Sold                     10
Unrealized Gain on Foreign Forward Currency
  Contracts                                         43
Receivable for Daily Variation on Futures
  Contracts                                          3
Other Assets                                         1
Payable for Investments Purchased               (5,607)
Payable for Investment Advisory Fees               (26)
Payable for Administrative Fees                     (2)
Other Liabilities                                   (9)
                                               -------
                                                (5,173)
------------------------------------------------------
NET ASSETS (100%)                              $33,927
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 3,347,025 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $33,927
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $ 10.14
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid In Capital                                $33,770
Undistributed Net Investment Income (Loss)         439
Undistributed Realized Net Gain (Loss)              89
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (503)
  Foreign Currency Transactions                     44
  Futures                                           88
------------------------------------------------------
NET ASSETS                                     $33,927
------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 1997 was
        $193 or 0.6% of net assets.
(+)    144A Security. Certain conditions for public sale
        may exist.
++     See Note A1 to Financial Statements.
++++   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
CMO    Collateralized Mortgage Obligation
CAD    Canadian Dollar
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc.,
        Standard & Poor's Corporation or Fitch.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
SEK    Swedish Krona
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Balanced Portfolio provides ongoing asset allocation management with Miller Anderson & Sherrerd's core equity and fixed-income management strategies. The Portfolio considers a 60% equity/40% fixed-income mix as a neutral, or starting-point investment. As expected future returns increase in one asset class versus the other, the mix between asset classes will change.
---------------------------------------------------------
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                            MAS
               ----------------------------   S&P   SALOMON
               INSTITUTIONAL(a)  ADVISER(b)   500    BROAD
               --------------------------------------------
  SIX MONTHS         7.9%           7.9%     11.2%    2.5%
  ONE YEAR           12.7           12.7      19.8    4.9
  SINCE
    INCEPTION        11.9           11.9      16.9    6.5
---------------------------------------------------------

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Adviser Class which commenced operations 11/1/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

* The Balanced Portfolio commenced operations on 12/31/92. All returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (36.5%)
(UNLESS OTHERWISE NOTED)

--------------------------------------------------------
                     RATINGS        FACE
                   (STANDARD      AMOUNT       VALUE
MARCH 31, 1997     & POOR'S)       (000)      (000)++
--------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (2.2%)
## Government National
  Mortgage Association
   6.00%, 11/20/26      Agy       $    6,889   $   6,881
--------------------------------------------------------


                    RATINGS          FACE
                  (STANDARD        AMOUNT       VALUE
                  & POOR'S)         (000)      (000)++
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (7.8%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 9/1/17       Agy       $      719   $     777
   11.00%, 5/1/20-
    9/1/20              Agy            1,080       1,197
   12.00%, 3/1/15       Agy              423         483
  Gold Pools:
   7.00%, 1/1/24-
    6/1/25              Agy            3,186       3,063
  March TBA
   7.50%, 6/15/27       Agy            2,600       2,557
  April TBA
   7.50%, 6/15/26-
    12/15/26            Agy           11,725      11,531
Federal National
  Mortgage Association
  Conventional Pools:
   10.00%, 7/1/17-
    12/25/26            Agy            2,007       2,188
   10.50%, 12/1/16-
    4/1/22              Agy            1,685       1,861
   11.00%, 5/15/26      Agy            1,220       1,340
--------------------------------------------------------
GROUP TOTAL                                       24,997
--------------------------------------------------------
ASSET BACKED CORPORATES (1.3%)
## Airplanes Pass
  Through Trust,
  Series 1 B
   6.538%, 3/15/19      A                332         333
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04       AA               375         380
  94-1 C2 CMO
   9.35%, 9/15/04       BBB              622         634
  (+) 96-1 D
   12.75%, 6/15/06      BB-            1,099       1,165
(+) Federal Mortgage
  Acceptance Corp.,
  Series 96-B A1
   7.629%, 11/1/18      A                394         394
NAL Auto Trust,
  Series 96-4 A
   6.90%, 12/15/00      N/R              414         410
(+) National Car
  Rental Financing
  Ltd., Series 96-1 A4
   7.35%, 10/20/03      N/R              425         423
Security Pacific Home
  Equity Trust,
  Series 91-AB
   10.50%, 3/10/06      A+               114         115
(+) Team Fleet
  Financing Corp.,
  Series 96-1A
   6.65%, 12/15/02      A-               300         293
--------------------------------------------------------
GROUP TOTAL                                        4,147
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)
                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
(CONT'D)                  & POOR'S)      (000)    (000)++
---------------------------------------------------------
ASSET BACKED MORTGAGES (0.6%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-2 A5
   8.10%, 8/25/26       AAA       $      700   $     706
  sec. 96-3 YMA
   10/25/26 (acquired
   12/24/96, cost $15)  N/R           11,004          15
  96-3 A IO
   1.00%, 10/25/26      N/R           10,946         274
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28       AAA            9,401         255
  sec. 96-4 A12 IO
   1.05%, 1/15/28
   (acquired 12/16/96,
   cost $5)             AAA            3,246           5
  sec. 96-4 A12 YMA
   1/15/28 (acquired
   12/16/96, cost $15)  AAA            9,738          14
  96-4 A12 YMA
   1/15/28              AAA            3,170          85
First Union
  Residential
  Securitization
  Trust, 96-2 A5
   7.21%, 11/25/28      AAA              675         640
--------------------------------------------------------
GROUP TOTAL                                        1,994
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (1.0%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO CMO
   19.75%, 11/15/07     Agy              409         168
  1476-S Inv Fl IO
    REMIC PAC
   4.408%, 2/15/08      Agy            3,680         386
  1485-S Inv Fl IO
    REMIC
   4.163%, 3/15/08      Agy            3,828         290
  1600-SA Inv Fl IO
    REMIC
   2.50%, 10/15/08      Agy            6,421         291
  1709 H PO 1/15/24     Agy               52          19
  1750 C PD PO 3/15/24  Agy               81          47
  1813 K PO 2/15/24     Agy               50          30
  1844 PC PO 3/15/24    Agy               95          48
  1887 I PO 10/15/22    Agy               55          31
  93-149 O PO 8/25/23   Agy              116          57


                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                           & POOR'S)      (000)    (000)++
---------------------------------------------------------
Federal National
  Mortgage
  Association,
  Series:
  90-106 J PAC CMO
   8.50%, 9/25/20       Agy       $      611   $     628
  92-33 S Inv Fl IO
    CMO
   11.46%, 3/25/22      Agy              330         327
  92-186 S Inv Fl IO
    CMO
   3.429%, 10/25/07     Agy            7,030         539
  96-14 PC PO 12/25/23  Agy               90          40
  96-46 PB PO 9/25/23   Agy               95          51
  96-54 N PO 7/25/23    Agy               70          43
  96-54 O PO 11/25/23   Agy               75          37
  96-68 SC Inv Fl IO
   2.694%, 1/25/24      Agy            1,250         127
--------------------------------------------------------
GROUP TOTAL                                        3,159
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY
  COLLATERAL SERIES (3.5%)
American Housing
  Trust, Series V 1G
   9.125%, 4/25/21      AAA              305         307
Chemical Mortgage
  Securities, Inc.,
  Series 93-1 M
   7.45%, 2/25/23       AA               447         432
Citicorp Mortgage
  Securities, Inc.,
  Series 94-7 A5
   6.25%, 4/25/24       AAA              825         685
CMC Securities Corp.
  IV, Series 94-G A4
   7.00%, 9/25/24       AAA              675         605
sec. First Boston
  Mortgage Corp.,
  Series 92-4 B1
   8.125%, 10/25/22
   (acquired 1/25/993-
   2/26/93, cost $245)  A                249         241
GE Capital Mortgage
  Services, Inc.,
  Series 94-24 A4
   7.00%, 7/25/24       AAA              858         771
sec. Independent
  National Mortgage
  Corp., Series 95-V
  A3
   7.12%, 2/25/26
   (acquired 10/24/95,
   cost $927)           AAA              940         897
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.528%, 5/28/22
   (acquired 2/26/93,
   cost $109)           N/R              108         106

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
Prudential Home
  Mortgage Securities
  Co., Inc.
  Series:
  90-5 A3
   9.50%, 5/25/05       AAA       $      141   $     141
  (+)+ 92-A 2B4
   7.90%, 4/28/22       A1               370         332
  (+)+ 92-A 3B2
   7.90%, 4/28/22       B3             1,000         600
  (+)## 94-A 3B3
   6.803%, 4/28/24      N/R            1,129       1,036
Residential Accredit
  Loans, Inc.,
  Series:
  97-Q52 A8
   7.75%, 3/25/27       AAA              325         325
  97-Q54 A9
   7.75%, 6/15/27       AAA              600         594
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  93-MZ1 A2
   7.47%, 3/2/23        AA             1,700       1,644
  sec. 93-MZ2 A2
   7.47%, 5/30/23
   (acquired 5/12/93,
   cost $651)           AA               650         627
Rural Housing Trust,
  Series 87-1M
   3.33%, 10/1/28       A-               767         718
Ryland Mortgage
  Securities Corp.,
  Series:
  ## 92-A 1A
   8.285%, 3/29/30      A-               488         480
  94-7B 4A2
   7.50%, 8/25/25       AAA              850         801
--------------------------------------------------------
GROUP TOTAL                                       11,342
--------------------------------------------------------
COMMERCIAL MORTGAGES (3.2%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09       AA             1,263       1,241
  95-C1 A1B
   7.40%, 11/17/04      AAA              650         652
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29       AAA              834         824


                           RATINGS       FACE
                          (STANDARD     AMOUNT    VALUE
                          & POOR'S)      (000)    (000)++
---------------------------------------------------------
  (+) 96-D3 A1C
   7.40%, 10/13/26      AAA       $      525   $     523
  96-MD6 A1C
   7.04%, 11/13/26      AAA              575         559
(+) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 10/15/07     AA               525         509
CBM Funding Corp.,
  Series 96-1 A3PI
   7.08%, 2/1/13        AA               600         587
(+) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15       AA               560         588
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  ## 96-CF2 S IO
   1.641%, 11/12/21     N/R              972          86
  96-CF2 AIB
   7.29%, 7/15/06       AAA              165         163
(+) FSA Finance, Inc.,
  Series 95-1A
   7.42%, 6/1/07        AA               624         625
GMAC Commercial
  Mortgage Securities,
  Inc., Series 96-C1
  X2 IO
   1.926%, 3/15/21      AAA            2,498         222
LB Commercial Conduit
  Mortgage Trust,
  Series 96-C2 A
   7.416%, 10/25/26     AAA              646         645
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C2 A2
   6.82%, 11/21/28      AAA              270         263
  96-C2 IO
   1.529%, 10/25/26     N/R            2,810         250
Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/27      AAA              475         470
Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18      A                525         545
(+) Prime Property
  Funding
  Series 1A
   6.633%, 7/23/03      AA               700         679
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04       AA               800         764
--------------------------------------------------------
GROUP TOTAL                                       10,195
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)


                       RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
(CONT'D)             & POOR'S)         (000)     (000)++
--------------------------------------------------------
ENERGY (0.3%)
(+) Excel Paralubes
  Funding
   7.43%, 11/1/15       A-        $      550   $     522
Mobile Energy Services
   8.665%, 1/1/17       BBB-             501         502
--------------------------------------------------------
GROUP TOTAL                                        1,024
--------------------------------------------------------
FINANCE (4.8%)
Anthem Insurance
   9.00%, 4/1/27        BBB+             475         468
(+) BankAmerica
  Institutional,
  Class A
   8.07%, 12/31/26      A-               400         389
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26       BBB+             625         593
(+) Corestates Capital
  Corp.
   8.00%, 12/15/26      A-               275         263
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1 A
   6.95%, 12/1/05       A                450         431
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24       BBB+             475         470
(+) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26       A-               700         666
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26       BBB+             575         556
(+)+ Home Ownership
  Funding, 13.331%
  (Preferred Stock)     Aaa       (1)  3,025       2,903
John Hancock Surplus
  Note
   7.375%, 2/15/24      AA-              625         573
(+) Lazara Properties,
  13.547% (Preferred
  Stock)                A         (1)    525         512
(+) Massachusetts
  Mutual Life
  Insurance Co.
   7.625%, 11/15/23     AA-              350         333
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23       AA               600         537
# Mutual Life
  Insurance Co. of New
  York
   0.00%, 8/15/24       BBB              450         455
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24       A+               925         831
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23      AA               700         638
(+) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26      BBB+             725         690


                       RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
                     & POOR'S)         (000)     (000)++
--------------------------------------------------------
(+) Principal Mutual
  Life Insurance Co.,
  Series 95-2 A6
   7.875%, 3/1/24       AA-       $      775   $     729
(+) Staircase
  Properties, Inc.,
  13.74% (Preferred
  Stock)                A         (1)    575         564
(+) State Street
  Institutional
  Capital, Series A
   7.94%, 12/30/26      A                350         335
## United Savings of
  Texas
   8.05%, 5/15/98       BB+              275         280
(+) Wells Fargo
  Capital, Series A
   8.125%, 12/1/26      BBB              700         677
(+) World Financial
  Properties, Series:
   96 WFP-B
   6.91%, 9/1/13        AA-              847         813
   96 WFP-D
   6.95%, 9/1/13        AA-              525         502
--------------------------------------------------------
GROUP TOTAL                                       15,208
--------------------------------------------------------
FOREIGN GOVERNMENTS (1.2%)
Government of Canada
   9.75%, 6/1/21        A   CAD        1,300       1,196
Swedish Government
   6.00%, 2/9/05        AAA SEK       10,900       1,362
   10.25%, 5/5/03       AA+            7,300       1,147
--------------------------------------------------------
GROUP TOTAL                                        3,705
--------------------------------------------------------
INDUSTRIALS (2.3%)
Blue Bell Funding
   11.85%, 5/1/99       BB-       $       85          87
Digital Equipment
  Corp.
   8.625%, 11/1/12      BB+              600         586
DR Securitized Lease
  Trust, Series 93-K1
  A1
   6.66%, 8/15/10       BB-              138         118
DR Structured Finance,
  Series 94-K2
   9.35%, 8/15/19       BB-              375         358
(+) Entertainment
   Properties, 14.253%
   (Preferred Stock)    BBB-      (1)    575         562
Host Marriott Travel
  Plaza
   9.50%, 5/15/05       BB-              650         661
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10        BB-              300         287
(+) Oxymar
   7.50%, 2/15/16       BBB              470         440
Paramount
  Communications, Inc.
   8.25%, 8/1/22        BB+              860         793

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
                     & POOR'S)         (000)     (000)++
--------------------------------------------------------
Rhone-Poulenc Rorer,
  Inc., Series 92-A3
   8.62%, 1/5/21        BBB+      $      400   $     413
RJR Nabisco, Inc.
   8.75%, 4/15/04       BBB-             400         399
Scotia Pacific Holding
  Co.
   7.95%, 7/20/15       BBB              621         622
Southland Corp.
   5.00%, 12/15/03      BB+              485         398
Tele-Communications,
  Inc.
   8.75%, 2/15/23       BBB-             675         623
(+) Tier One
  Properties, 11.095%
  (Preferred Stock)     A         (1)    250         244
Time Warner, Inc.,
  Series K 10.25%
  (Preferred Stock)     BB+       (1)    730         788
--------------------------------------------------------
GROUP TOTAL                                        7,379
--------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.1%)
First Federal Savings
  & Loan Association,
  Series 92-C
   8.75%, 6/1/06        AA                 1           1
## Resolution Trust
  Corp., Series 92-5 C
   8.62%, 1/25/26       AA               358         364
Ryland Acceptance
  Corp., Series 79-A
   6.65%, 7/1/11        AA                89          84
--------------------------------------------------------
GROUP TOTAL                                          449
--------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-AGENCY COLLATERAL
  SERIES (0.7%)
Federal National
  Mortgage
  Association,
  Series:
  249 1 PO 10/25/23     Agy            1,830       1,089
  254 1 PO 1/1/24       Agy              459         290
  260 1 PO 4/1/24       Agy              612         383
  93-146 G PO 5/25/23   Agy              382         195
  93-205 G PO REMIC
    9/25/23             Agy              308         162
  93-235 H PO REMIC
    9/25/23             Agy              128          84
  93-243 C PO REMIC
    11/25/23            Agy               84          52
--------------------------------------------------------
GROUP TOTAL                                        2,255
--------------------------------------------------------

                       RATINGS          FACE
                     (STANDARD        AMOUNT       VALUE
                     & POOR'S)         (000)     (000)++
--------------------------------------------------------
TELEPHONES (0.6%)
Comcast Cellular
  Corp., Series A Zero
  Coupon, 3/5/00        BB-       $    1,000   $     735
Rogers Cablesystems
   10.00%, 3/15/05      BB+              400         422
Tele-Communications,
  Inc.
   9.25%, 1/15/23       BBB-             700         673
--------------------------------------------------------
GROUP TOTAL                                        1,830
--------------------------------------------------------
TRANSPORTATION (0.3%)
(+) Jet Equipment
  Trust, Series 95-5A
  C
   10.69%, 5/1/15       BBB-             675         804
--------------------------------------------------------
U.S. TREASURY SECURITIES (4.6%)
U.S. Treasury Notes
   7.125%, 9/30/99      Tsy            3,050       3,090
   7.50%, 2/15/05       Tsy           11,240      11,628
--------------------------------------------------------
GROUP TOTAL                                       14,718
--------------------------------------------------------
UTILITIES (0.1%)
(+) Edison Mission
  Energy Funding,
  Series B
   7.33%, 9/15/08       BBB              375         367
--------------------------------------------------------
YANKEE (1.9%)
(+) Alcoa Aluminio SA,
  Series 96-1
   7.50%, 12/16/08      BBB              710         689
(+) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06      A-               525         507
National Power Corp.
   7.875%, 12/15/06     BB+              450         428
   8.40%, 12/15/16      BB+              350         330
(+) Paiton Energy
  Funding
   9.34%, 2/15/14       BBB-             545         575
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14      BBB+           1,000       1,000
## Republic of
  Argentina
   5.25%, 3/31/23       BB-            1,500         932
Republic of Colombia
   8.70%, 2/15/16       BBB-             480         467
+ Republic of
  Venezuela, Series A
   6.75%, 3/31/20       Ba3              550         388
United Mexican States
   6.25%, 12/31/19      BB             1,150         805
--------------------------------------------------------
GROUP TOTAL                                        6,121
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $117,764)                                      116,575
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  BALANCED
           PORTFOLIO (UNAUDITED)
                                                   VALUE
(CONT'D)                              SHARES     (000)++
--------------------------------------------------------
COMMON STOCKS (56.7%)
--------------------------------------------------------
BANKS (2.3%)
Chase Manhattan Corp.                 10,270   $     961
Citicorp                              10,300       1,115
First Union Corp.                     30,704       2,491
Mellon Bank Corp.                     13,300         968
Wells Fargo & Co.                      6,000       1,705
--------------------------------------------------------
GROUP TOTAL                                        7,240
--------------------------------------------------------
BASIC RESOURCES (2.7%)
Bowater, Inc.                         26,900       1,046
Champion International Corp.          52,900       2,407
E.I. DuPont de Nemours & Co.          37,800       4,007
Great Lakes Chemical Corp.            20,700         952
Willamette Industries, Inc.            3,400         212
--------------------------------------------------------
GROUP TOTAL                                        8,624
--------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.8%)
Kimberly-Clark Corp.                   5,562         553
Procter & Gamble Co.                  15,800       1,817
--------------------------------------------------------
GROUP TOTAL                                        2,370
--------------------------------------------------------
CONSUMER DURABLES (2.8%)
Chrysler Corp.                        67,300       2,019
Ford Motor Co.                        70,100       2,199
General Motors Corp.                  58,402       3,234
Goodyear Tire & Rubber Co.            28,600       1,495
--------------------------------------------------------
GROUP TOTAL                                        8,947
--------------------------------------------------------
CONSUMER SERVICES (4.1%)
Carnival Corp., Class A               16,700         618
* Clear Channel
  Communications, Inc.                28,400       1,218
* GTECH Holdings Corp.                51,800       1,560
* HFS, Inc.                           69,300       4,080
International Game
  Technology                          46,400         748
News Corp. Limited ADR                59,000         878
Service Corp. International           79,800       2,374
Tele-Communications Liberty
  Media Group, Class A                40,225         802
Tele-Communications, Inc.,
  Class A                             70,500         846
--------------------------------------------------------
GROUP TOTAL                                       13,124
--------------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (1.7%)
American Express Co.                   8,600         515
Bear Stearns Co., Inc.                30,785         808
CMAC Investment Corp.                 14,800         494
Franklin Resources, Inc.               6,800         347
Lehman Brothers Holdings,
  Inc.                                19,600         571
Transamerica Corp.                    30,619       2,740
--------------------------------------------------------
GROUP TOTAL                                        5,475
--------------------------------------------------------
ENERGY (3.5%)
British Petroleum plc ADR             22,200       3,047
Coastal Corp.                         24,000       1,152
Columbia Gas System, Inc.             15,800         914
Mobil Corp.                            7,750       1,012
Phillips Petroleum Co.                50,600       2,068
Repsol SA ADR                         27,200       1,108
Royal Dutch Petroleum Co.
  ADR                                  4,500         788
Texaco, Inc.                           8,900         975
@ Unocal Corp.                             2          --
--------------------------------------------------------
GROUP TOTAL                                       11,064
--------------------------------------------------------
FOOD, TOBACCO & OTHER (3.6%)
Campbell Soup Co.                     42,200       1,957
Philip Morris Co., Inc.               54,600       6,231
RJR Nabisco Holdings Corp.            57,220       1,846
Unilever N.V. ADR                      8,500       1,583
--------------------------------------------------------
GROUP TOTAL                                       11,617
--------------------------------------------------------
HEALTH CARE (4.1%)
Aetna, Inc.                           44,300       3,804
Baxter International, Inc.            23,500       1,014
Becton, Dickinson & Co.               36,000       1,620
Bristol-Myers Squibb Co.              39,800       2,348
Columbia/HCA Healthcare
  Corp.                               40,160       1,350
* Health Management
  Associates, Class A                 43,400       1,031
Merck & Co., Inc.                     15,100       1,272
SmithKline Beecham plc ADR            10,900         763
--------------------------------------------------------
GROUP TOTAL                                       13,202
--------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (6.8%)
Allied Signal, Inc.                   10,600         755
AMR Corp.                             12,200       1,007
Case Corp.                            38,500       1,954
Cummins Engine Co., Inc.              69,900       3,582
Delta Air Lines, Inc.                  8,300         698
Eaton Corp.                           15,300       1,084
FMC Corp.                             31,900       1,954
General Electric Co.                  11,900       1,181
Hillenbrand Industries, Inc.           3,700         148
Ingersoll Rand Co.                       300          13
McDonnell Douglas Corp.               14,100         860
Tenneco, Inc.                         15,600         609
Textron, Inc.                          9,300         977
Trinova Corp.                         29,700         995
Union Pacific Corp.                   34,400       1,952
United Technologies Corp.             25,800       1,941
WMX Technologies, Inc.                62,600       1,917
--------------------------------------------------------
GROUP TOTAL                                       21,627
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                      SHARES     (000)++
--------------------------------------------------------
INSURANCE (3.3%)
Ace, Ltd.                             19,200   $   1,229
Allstate Corp.                        34,400       2,043
CIGNA Corp.                           10,200       1,490
Exel Ltd.                             37,100       1,567
ITT Hartford Group, Inc.              34,600       2,496
Loews Corp.                           20,600       1,831
--------------------------------------------------------
GROUP TOTAL                                       10,656
--------------------------------------------------------
MID CAP GROWTH (2.1%)
Advanced Fibre
  Communications, Inc.                 2,000          64
* Altera Corp.                         1,800          77
* Ascend Communications,
  Inc.                                   800          33
* BioChem Pharma, Inc.                 1,100          47
* Biogen, Inc.                         1,300          49
* BMC Software, Inc.                   3,400         157
* Borders Group, Inc.                  6,400         121
* Boston Chicken, Inc.                 2,500          76
Cardinal Health, Inc.                  1,900         103
* Centocor, Inc.                       1,700          52
Charles Schwab Corp.                   2,100          67
* CIENA Corp.                          1,400          40
* Cinar Films, Inc., Class B           3,300          81
Cintas Corp.                           2,800         148
CKE Restaurants, Inc.                  4,050          90
Comcast Corp., Class A
  Special                              6,200         105
* CompUSA, Inc.                        4,100          65
CVS Corp.                              3,100         143
Danaher Corp.                          3,400         142
* Eagle Hardware & Garden,
  Inc.                                 5,000          90
* Electronics for Imaging,
  Inc.                                 1,800          72
Estee Lauder Cos., Class A             2,800         135
* Fiserv, Inc.                         3,100         115
* Global Marine, Inc.                  4,000          86
* Globalstar
  Telecommunications Ltd.              3,500         187
Gucci Group N.V. (New York
  Shares)                              2,400         173
HBO & Co.                              2,100         100
Health Management
  Associates, Class A                 10,375         246
* Heftel Broadcasting Corp.,
  Class A                              1,400          65
* Hutchinson Technology,
  Inc.                                 2,700          77
* Imax Corp.                           2,700          92
Jones Medical Industries,
  Inc.                                 3,100          74
* Kulicke & Soffa
  Industries, Inc.                     3,100          65
* Lincare Holdings, Inc.               4,300         177
* Loral Space &
  Communications                       7,000          99
* Macrovision Corp.                    2,500          22
* McAfee Associates, Inc.              2,012          89
Metro Networks, Inc.                   3,500          81
* Millicom International
  Cellular SA                          3,100         128
Money Store (The), Inc.                2,800          59
* Orthodontic Centers of
  America, Inc.                        4,800          65
* PairGain Technologies,
  Inc.                                 2,100          62
PathoGenesis Corp.                     1,900          48
Paychex, Inc.                          1,400          58
* Pediatrix Medical Group,
  Inc.                                 1,300          43
* Peoplesoft, Inc.                     2,100          84
* Premier Parks, Inc.                  1,900          49
* Qualcomm, Inc.                       1,000          56
sec.* Republic Industries,
  Inc. (acquired
  12/20/96-4/14/97, cost
  $130)                                3,700         128
* Rexall Sundown, Inc.                 3,400          87
* Robert Mondavi Corp.,
  Class A                              3,300         120
Saks Holdings, Inc.                    2,600          75
* Samsonite Corp.                      1,400          61
* Sapient Corp.                        1,900          61
* Scopus Technology, Inc.              2,850          85
* SeaChange International,
  Inc.                                 2,800          50
* Sealed Air Corp.                     2,000          82
Security Capital Industrial
  Trust                                4,550          95
Sirrom Capital Corp.                   2,700          98
* Southern Pacific Funding
  Corp.                                3,600          62
* TCI Satellite
  Entertainment, Inc., Class
  A                                   10,300          80
* Tele-Communications
  Liberty Media Group, Class
  A                                   10,815         215
* Tellabs, Inc.                        2,800         101
* The North Face, Inc.                 2,700          45
* Ticketmaster Group, Inc.             3,000          38
Tidewater, Inc.                        2,000          92
* Tommy Hilfiger Corp.                   900          47
* U.S. Filter Corp.                    2,400          74
U.S. Robotics Corp.                    3,500         194
* USA Waste Services, Inc.             2,000          71
* Uniphase Corp.                       3,000         111
* Univision Communications,
  Inc., Class A                        2,500          81
* Vail Resorts, Inc.                   3,000          58
* Visio Corp.                          1,700          66
* WorldCom, Inc.                       6,040         133
--------------------------------------------------------
GROUP TOTAL                                        6,767
--------------------------------------------------------
RETAIL (4.3%)
Boston Chicken, Inc.                  71,200       2,172
* CompUSA, Inc.                       52,700         830
Cracker Barrel Old Country
  Store, Inc.                         18,100         473
CVS Corp.                             23,600       1,088
* Einstein/Noah Bagel Corp.           16,700         420
* Federated Department
  Stores, Inc.                        30,800       1,012
Gucci Group N.V. (New York
  Shares)                             18,400       1,327
Home Depot, Inc.                      48,500       2,595
* PETsMART, Inc.                      22,700         460
Saks Holdings, Inc.                   46,000       1,322
Sears, Roebuck & Co.                  38,000       1,910
--------------------------------------------------------
GROUP TOTAL                                       13,609
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  BALANCED
           PORTFOLIO (UNAUDITED)
                                                   VALUE
(CONT'D)                              SHARES     (000)++
--------------------------------------------------------
TECHNOLOGY (6.3%)
* BMC Software, Inc.                  35,800   $   1,651
* Cisco Systems, Inc.                 55,700       2,681
* Compaq Computer Corp.                9,600         736
Intel Corp.                           28,300       3,937
International Business
  Machines Corp.                       2,000         275
* Microsoft Corp.                     48,300       4,428
* Oracle System Corp.                 34,375       1,326
Qualcomm, Inc.                        22,100       1,246
Sabre Group Holdings, Inc.            24,100         608
* Seagate Technology, Inc.            33,500       1,503
U.S. Robotics Corp.                   31,100       1,722
--------------------------------------------------------
GROUP TOTAL                                       20,113
--------------------------------------------------------
UTILITIES (2.5%)
GTE Corp.                             46,400       2,163
SBC Communications, Inc.              35,300       1,858
Sprint Corp.                          63,600       2,894
* WorldCom, Inc.                      52,394       1,153
--------------------------------------------------------
GROUP TOTAL                                        8,068
--------------------------------------------------------
VALUE (5.8%)
Allstate Corp.                         3,427         203
American General Corp.                 6,200         253
Amoco Corp.                            2,200         191
* AMR Corp.                            2,000         165
Archer Daniels Midland Co.            11,119         199
Atlantic Richfield Co.                 1,500         202
Banc One Corp.                         1,000          40
Bank of New York Co.                   5,600         206
Beckman Instruments, Inc.              5,800         244
Bergen Brunswig Corp., Class
  A                                    8,500         253
British Petroleum plc ADR              2,100         288
Burlington Northern Santa
  Fe, Inc.                             2,900         215
Cabot Oil & Gas Corp., Class
  A                                    4,900         118
Capital One Financial Corp.            6,232         232
Caterpillar, Inc.                      2,100         169
Central Maine Power Co.                9,200          98
Chase Manhattan Corp.                  3,300         309
Chubb Corp.                            2,400         129
Citicorp                               1,300         141
* Compaq Computer Corp.                6,400         490
Crestar Financial Corp.                6,934         240
CSX Corp.                              2,100          98
Cummins Engine Co., Inc.               8,700         446
Cyprus Amax Minerals Co.               5,900         140
Deere & Co.                            4,800         209
Dillard Department Stores,
  Inc., Class A                        4,500         142
Dow Chemical Co.                       1,400         112
Eaton Corp.                            4,400         312
E.I. DuPont de Nemours & Co.           3,800         403
Entergy Corp.                          6,900         169
Federal Home Loan Mortgage
  Corp.                                5,200         142
 Federal National Mortgage
  Association                          3,400         123
First Chicago NBD Corp.                3,600         195
First Union Corp.                      1,400         114
* FMC Corp.                            3,300         202
Ford Motor Co.                        13,700         430
* Foundation Health Corp.              6,200         226
General Motors Corp.                   5,696         315
Goodyear Tire & Rubber Co.             6,900         361
GPU, Inc.                              8,500         273
Great Lakes Chemical Corp.             3,000         138
Great Western Financial                5,620         227
Harnischfeger Industries,
  Inc.                                 5,500         256
IBP, Inc.                              8,300         204
International Business
  Machines Corp.                       3,400         467
ITT Hartford Group, Inc.               2,700         195
Kennametal, Inc.                       2,912         106
Mallinckrodt, Inc.                     6,200         255
MAPCO, Inc.                            5,400         167
* Maxicare Health Plans,
  Inc.                                 7,200         181
MCI Communications Corp.               2,500          89
Mellon Bank Corp.                      2,200         160
Old Republic International
  Corp.                                6,050         155
Olsten Corp.                           5,200          84
PanEnergy Corp.                        2,600         112
Parker Hannifin Corp.                  4,000         171
PECO Energy Co.                        7,700         157
Philip Morris Co., Inc.                4,600         525
Phillips Petroleum Co.                 3,600         147
Premark International, Inc.            5,100         101
Providian Corp.                        4,200         225
Raytheon Corp.                         4,400         198
ReliaStar Financial Corp.              2,700         160
Repsol SA ADR                          4,500         183
Republic New York Corp.                2,200         194
RJR Nabisco Holdings Corp.             8,100         261
Rohm & Haas Co.                        3,800         284
Salomon, Inc.                          2,000         100
* Seagate Technology, Inc.             7,400         332
Signet Banking Corp.                   6,271         185
Springs Industries, Inc.,
  Class A                              3,800         170
Sprint Corp.                           1,700          77
Standard Register Co.                  6,100         200
* Stratus Computer, Inc.               6,600         204
Tecumseh Products Co., Class
  A                                    8,400         479
Tektronix, Inc.                        4,900         247
Textron, Inc.                          2,600         273
*@ 360 Communications Co.                  1          --
* Toys R Us, Inc.                      6,200         174
Transatlantic Holdings, Inc.           2,000         168
Trinova Corp.                         10,800         362
TRW, Inc.                              3,800         197
Tupperware Corp.                       2,400          80
* UAL Corp.                            2,400         155
Ultramar Diamond Shamrock
  Corp.                                6,500         206
Universal Foods Corp.                    400          11

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                             VALUE
                                                SHARES     (000)++
------------------------------------------------------------------
V.F. Corp.                                       3,700   $     247
* Western Digital Corp.                          1,900         107
YPF SA ADR                                       6,900         183
------------------------------------------------------------------
GROUP TOTAL                                                 18,356
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $156,807)                                            180,859
------------------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------------------
* Globalstar
  Telecommunications Ltd.,
  expiring 4/30/97                                 396          12
*@ United Mexican States
  Recovery Rights, expiring
  6/30/03                                    1,150,000          --
*@ Republic of Venezuela
  Recovery Rights, expiring
  3/31/20                                        2,750          --
------------------------------------------------------------------
TOTAL RIGHTS (Cost $0)                                          12
------------------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------------------
*@ Homestead Village, Inc.
  expiring 10/29/97 (Cost
  $0)                                                1          --
------------------------------------------------------------------
STRUCTURED INVESTMENT (0.1%) -- SEE NOTE A7
------------------------------------------------------------------
                          RATINGS                 FACE
                        (STANDARD               AMOUNT
                        & POOR'S)                (000)
                        ---------           ----------

## Morgan Guaranty
  Trust Co., 11/20/05;
  monthly payments
  equal to 1% per
  annum of the
  outstanding notional
  balance indexed to
  GNMA ARM pools (Cost
  $531)                     N/R             $   14,380         449
------------------------------------------------------------------
CASH EQUIVALENTS (13.8%)
------------------------------------------------------------------
Short-term Investments
  Held as Collateral
  for Loaned
  Securities (1.9%)                              5,948       5,948
------------------------------------------------------------------
COMMERCIAL PAPER (7.5%)
Beneficial Corp. 5.39%,
  5/5/97                                         4,000       3,979
Commercial Credit Co. 5.24%,
  4/3/97                                         4,000       3,999
Delaware Funding Corp.
  5.54%, 5/15/97                                 4,000       3,973
Greenwich Funding Corp.
  5.27%, 4/11/97                                 4,000       3,994
IBM Credit Corp. 5.48%,
  5/7/97                                         4,000       3,978
John Deere Capital Corp.
  5.30%, 4/15/97                                 4,000       3,992
------------------------------------------------------------------
GROUP TOTAL                                                 23,915
------------------------------------------------------------------


                                                  FACE
                                                AMOUNT       VALUE
                                                 (000)     (000)++
------------------------------------------------------------------
REPURCHASE AGREEMENT (4.4%)
Chase Securities, Inc.
  6.20%, dated 3/31/97, due
  4/1/97, to be repurchased
  at $13,894, collateralized
  by various U.S. Government
  Obligations, due
  4/10/97-1/29/99, valued at
  $14,031                                   $   13,892   $  13,892
------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $43,755)                       43,755
------------------------------------------------------------------
TOTAL INVESTMENTS (107.1%) (Cost $318,857)                 341,650
------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.1%)
Cash                                                             1
Dividends Receivable                                           370
Interest Receivable                                          1,376
Receivable for Investments Sold                              1,204
Receivable for Fund Shares Sold                                133
Receivable for Daily Variation on Futures
  Contracts                                                      7
Unrealized Gain on Forward Foreign Currency
  Contracts                                                     78
Other Assets                                                     7
Payable for Investments Purchased                          (17,678)
Payable for Fund Shares Redeemed                            (1,639)
Payable for Investment Advisory Fees                          (364)
Payable for Administrative Fees                                (22)
Payable for Distribution Fee-Adviser Class                      (3)
Payable for Deferred Trustees' Compensation
  Plan-Note F                                                   (6)
Collateral on Securities Loaned, at Value                   (5,948)
Other Liabilities                                              (71)
                                                         ---------
                                                           (22,555)
------------------------------------------------------------------
NET ASSETS (100%)                                        $ 319,095
------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------
NET ASSETS
Applicable to 23,234,754 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                           $ 305,494
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                $   13.15
------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------
NET ASSETS
Applicable to 1,033,530 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                           $  13,601
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                $   13.16
------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)
                                                   VALUE
(CONT'D)                                         (000)++
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $ 275,205
Undistributed Net Investment Income (Loss)         3,000
Undistributed Realized Net Gain (Loss)            17,880
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           22,793
  Foreign Currency Transactions                       69
  Futures                                            148
--------------------------------------------------------
NET ASSETS                                     $ 319,095
--------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at March 31, 1997 was
         $2,033 or 0.6% of net assets.
++      See Note A1 to Financial Statements.
*       Non-income producing security.
(+)     144A security. Certain conditions for public sale
         may exist.
(1)     Amount represents shares held by the Portfolio.
+       A portion of these securities was pledged to cover
         margin requirements for futures contracts.
#       Step Bond-Coupon increases in increments to
         maturity. Rate disclosed is as of March 31, 1997.
         Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate securities-rate disclosed
         is as of March 31, 1997.
++ ++   Moody's Investor Service, Inc. rating. Security is
         not rated by Standard & Poor's Corporation.
@       Amount is less than $500.
ADR     American Depositary Receipt
CAD     Canadian Dollar
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate-Interest rate fluctuates with
         an inverse relationship to an associated interest
         rate. Indicated rate is the effective rate at
         March 31, 1997.
IO      Interest Only
N/R     Not rated by Moody's Investor Service, Inc.,
         Standard & Poor's Corporation or Fitch.
PAC     Planned Amortization Class.
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit.
SEK     Swedish Krona
TBA     Security is subject to delayed delivery. See Note
         A8 to Financial Statements.
YMA     Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)
MAS OVERVIEW
---------------------------------------------------------
The Multi-Asset-Class Portfolio provides global asset allocation management with a level of international diversification that is appropriate for U.S.-oriented investors. Miller Anderson & Sherrerd manages investments in five asset classes, and considers a benchmark consisting of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed-income, 6% foreign fixed-income and 6% high yield to be a neutral, or starting-point investment. Allocations are based on a value-driven approach which favors those equity markets offering the highest risk-adjusted expected returns and those bond markets offering the highest real interest rates and steepest yield curves.
                     AVERAGE ANNUAL RETURNS ENDED 3/31/97*

                                  MAS                               MSCI
                    -------------------------------  S&P   SALOMON  EAFE-
                    INSTITUTIONAL(a)  INVESTMENT(b)  500    BROAD    GDP
                    -----------------------------------------------------
  SIX MONTHS                7.6%            7.5%     11.2%   2.5%    3.1%
  ONE YEAR                 12.7            12.5      19.8    4.9     5.4
  SINCE INCEPTION          14.7            14.6      23.7    7.4     6.1

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

(a) Represents an investment in the Institutional Class.

(b) Represents an investment in the Investment Class which commenced operations 6/10/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for Institutional Class shares of the Multi-Asset-Class Portfolio from exceeding 0.78% of average daily net assets. The Adviser also waived a portion of its advisory fees for Investment Class shares of the Portfolio. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

* The Multi-Asset-Class Portfolio commenced operations on 7/29/94. All returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index and the Morgan Stanley Capital International EAFE-GDP Weighted Index, all unmanaged market indices. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
EQUITY (42.9%)

-----------------------------------------------------
                                                VALUE
          MARCH 31, 1997             SHARES   (000)++
-----------------------------------------------------
U.S. COMMON STOCKS (42.9%)
-----------------------------------------------------
BANKS (1.6%)
Chase Manhattan Corp.                  3,269  $   306
Citicorp                               3,500      379
First Union Corp.                      9,774      793
Mellon Bank Corp.                      4,500      327
Wells Fargo & Co.                      1,900      540
-----------------------------------------------------
GROUP TOTAL                                     2,345
-----------------------------------------------------
BASIC RESOURCES (2.1%)
Bowater, Inc.                          7,800      303
Champion International Corp.          16,900      769
++ ++ E.I. DuPont de Nemours & Co.    12,975    1,375
Great Lakes Chemical Corp.             6,900      318
Willamette Industries, Inc.            5,700      356
-----------------------------------------------------
GROUP TOTAL                                     3,121
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.5%)
Kimberly-Clark Corp.                   1,976      196
Procter & Gamble Co.                   4,600      529
-----------------------------------------------------
GROUP TOTAL                                       725
-----------------------------------------------------
CONSUMER DURABLES (2.1%)
Chrysler Corp.                        22,300      669
Ford Motor Co.                        24,200      760
General Motors Corp.                  19,488    1,079
Goodyear Tire & Rubber Co.             9,400      491
-----------------------------------------------------
GROUP TOTAL                                     2,999
-----------------------------------------------------
CONSUMER SERVICES (3.1%)
Carnival Corp., Class A                5,600      207
* Clear Channel Communications,
  Inc.                                 9,800      420
* GTECH Holdings Corp.                18,400      554
* HFS, Inc.                           24,400    1,437
International Game Technology         11,200      181
News Corp. Limited ADR                19,700      293
Service Corp. International           27,600      821
* TCI Satellite Entertainment,
  Inc., Class A                          100        1
* Tele-Communications, Inc., Class
  A                                   22,900      275
* Tele-Communications Liberty
  Media Group, Class A                14,963      298
-----------------------------------------------------
GROUP TOTAL                                     4,487
-----------------------------------------------------
CREDIT & FINANCE/INVESTMENT COMPANIES (1.4%)
American Express Co.                   3,000      180
Bear Stearns Co., Inc.                 9,855      259
CMAC Investment Corp.                  5,300      177
Franklin Resources, Inc.               2,200      112

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                  MULTI-ASSET-CLASS
                PORTFOLIO (UNAUDITED)
                                                VALUE
(CONT'D)                              SHARES  (000)++
-----------------------------------------------------
Lehman Brothers Holdings, Inc.         6,700  $   195
Transamerica Corp.                    11,600    1,038
-----------------------------------------------------
GROUP TOTAL                                     1,961
-----------------------------------------------------
ENERGY (2.5%)
British Petroleum plc ADR              7,000      961
Coastal Corp.                          8,500      408
Columbia Gas System, Inc.              5,200      301
Mobil Corp.                            2,400      313
Phillips Petroleum Co.                17,900      732
Repsol SA ADR                          9,000      367
Royal Dutch Petroleum Co. ADR          1,600      280
Texaco, Inc.                           3,000      328
-----------------------------------------------------
GROUP TOTAL                                     3,690
-----------------------------------------------------
FOOD, TOBACCO & OTHER (2.7%)
Campbell Soup Co.                     14,200      658
Philip Morris Cos., Inc.              19,400    2,214
RJR Nabisco Holdings Corp.            19,940      643
Unilever N.V. ADR                      2,500      466
-----------------------------------------------------
GROUP TOTAL                                     3,981
-----------------------------------------------------
HEALTH CARE (3.2%)
Aetna, Inc.                           15,200    1,305
Baxter International, Inc.             8,200      354
Becton, Dickinson & Co.               11,300      508
Bristol-Myers Squibb Co.              11,500      679
Columbia/HCA Healthcare Corp.         24,143      812
* Health Management Associates,
  Class A                             14,700      349
Merck & Co., Inc.                      5,000      421
SmithKline Beecham plc ADR             3,900      273
-----------------------------------------------------
GROUP TOTAL                                     4,701
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (5.2%)
Allied Signal, Inc.                    3,500      249
* AMR Corp.                            4,100      338
Case Corp.                            12,900      655
Cummins Engine Co., Inc.              23,200    1,189
Delta Air Lines, Inc.                  2,800      236
Eaton Corp.                            5,000      354
* FMC Corp.                           11,300      692
General Electric Co.                   3,900      387
Hillenbrand Industries, Inc.           1,300       52
McDonnell Douglas Corp.                5,200      317
Tenneco, Inc.                          5,100      199
Textron, Inc.                          3,400      357
Trinova Corp.                         10,200      342
Union Pacific Corp.                   12,900      732
United Technologies Corp.              8,800      662
WMX Technologies, Inc.                22,600      692
-----------------------------------------------------
GROUP TOTAL                                     7,453
-----------------------------------------------------
INSURANCE (2.5%)
Ace, Ltd.                              6,600      422
Allstate Corp.                        11,200      665
CIGNA Corp.                            3,600      526
Exel Ltd.                             12,000      507
ITT Hartford Group, Inc.              12,000      866
Loews Corp.                            7,000      622
-----------------------------------------------------
GROUP TOTAL                                     3,608
-----------------------------------------------------
MID CAP GROWTH (2.0%)
Cardinal Health, Inc.                  6,450      351
Ceridian Corp.                         5,500      197
Danaher Corp.                          7,300      304
Estee Lauder Cos., Class A             7,500      363
* Globalstar Telecommunications
  Ltd.                                 5,500      294
* Globalstar Telecommunications
  Ltd. Rights, expiring 4/30/97         (1)1       18
Health Management Associates,
  Inc., Class A                       12,525      298
* Loral Space & Communications        19,200      271
* Tommy Hilfiger Corp.                 5,500      287
U.S. Robotics Corp.                    3,100      172
* U.S.A. Waste Services, Inc.          9,400      334
-----------------------------------------------------
GROUP TOTAL                                     2,889
-----------------------------------------------------
RETAIL (3.2%)
* Boston Chicken, Inc.                25,200      769
* CompUSA, Inc.                       18,600      293
Cracker Barrel Old Country Store,
  Inc.                                 5,900      154
CVS Corp.                              7,700      355
Einstein/Noah Bagel Corp.              4,300      108
* Federated Department Stores,
  Inc.                                10,600      349
Gucci Group N.V. (New York Shares)     6,300      454
Home Depot, Inc.                      17,100      915
* PETsMART, Inc.                       7,300      148
Saks Holdings, Inc.                   13,300      382
Sears, Roebuck & Co.                  12,700      638
-----------------------------------------------------
GROUP TOTAL                                     4,565
-----------------------------------------------------
TECHNOLOGY (4.5%)
BMC Software, Inc.                    12,400      572
* Cisco Systems, Inc.                 19,300      929
Compaq Computer Corp.                  3,200      245
Intel Corp.                            9,400    1,308
International Business Machines
  Corp.                                  700       96
* Microsoft Corp.                     16,100    1,476
* Oracle System Corp.                 11,875      458
* Qualcomm, Inc.                       7,100      400
Sabre Group Holdings, Inc.             5,900      149
* Seagate Technology                   5,100      229
U.S. Robotics Corp.                   10,700      593
-----------------------------------------------------
GROUP TOTAL                                     6,455
-----------------------------------------------------
UTILITIES (1.8%)
GTE Corp.                             13,000      606
SBC Communications, Inc.              11,400      600
Sprint Corp.                          22,200    1,010
* WorldCom, Inc.                      18,120      399
-----------------------------------------------------
GROUP TOTAL                                     2,615
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                             VALUE
                                                   SHARES  (000)++
------------------------------------------------------------------
VALUE (4.5%)
Baxter International, Inc.                         17,800  $   768
Chrysler Corp.                                     33,000      990
Citicorp                                            9,400    1,017
Dillard Department Stores, Inc.,
  Class A                                          15,800      498
MAPCO, Inc.                                        35,800    1,110
Sprint Corp.                                       14,800      673
Texas Instruments, Inc.                             8,200      614
Textron, Inc.                                       7,400      777
------------------------------------------------------------------
GROUP TOTAL                                                  6,447
------------------------------------------------------------------
TOTAL U.S. COMMON STOCK
(Cost $54,640)                                              62,042
------------------------------------------------------------------
U.S. FIXED INCOME (20.5%)
------------------------------------------------------------------
FIXED INCOME SECURITIES (20.5%)
  (Unless otherwise noted)
------------------------------------------------------------------
                                    RATINGS         FACE
                                  (STANDARD       AMOUNT
                                  & POOR'S)        (000)
------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGES (1.2%)
## Government National Mortgage
  Association Various Pools:
   6.00%, 11/20/26-
   12/20/26                          Agy    $      1,709     1,706
------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (4.0%)
Federal Home Loan Mortgage
  Corporation Conventional
  Pools:
   11.00%, 9/1/16                    Agy             122       135
   11.50%, 7/1/15                    Agy             108       121
Gold Pools:
   7.00%, 1/1/24-4/1/24              Agy             886       850
   9.50%, 12/1/16                    Agy             270       292
April TBA
   7.50%, 6/15/26-8/15/26            Agy           1,250     1,230
   8.00%, 6/15/26                    Agy           1,625     1,635
Federal National Mortgage
  Association Conventional
  Pools:
   9.00%, 10/1/16-11/1/16            Agy             198       210
   11.00%, 11/1/20                   Agy             162       181
Government National Mortgage
  Association Various Pools:
   10.50%,
     2/15/19-8/15/26                 Agy             619       688
   11.00%, 7/15/10-
     12/15/17                        Agy             340       381
   11.50%,
     1/15/13-2/15/13                 Agy              94       105
------------------------------------------------------------------
GROUP TOTAL                                                  5,828
------------------------------------------------------------------

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT     VALUE
                                  & POOR'S)        (000)   (000)++
------------------------------------------------------------------
ASSET BACKED CORPORATES (0.3%)
## Airplanes Pass Through Trust,
  Series 1 B
   6.538%, 3/15/19                   A      $         96  $     96
ALPS,
  Series:
  94-1 A4 CMO
   7.80%, 9/15/04                    AA              100       102
  94-1 C2 CMO
   9.35%, 9/15/04                    BBB              99       101
NAL Auto Trust 96-4 A
   6.90%, 12/15/00                   N/R             138       137
------------------------------------------------------------------
GROUP TOTAL                                                    436
------------------------------------------------------------------
ASSET BACKED MORTGAGES (0.3%)
Advanta Mortgage Loan Trust,
  Series 96-2 A5
   8.08%, 6/25/27                    AAA             150       152
Delta Funding Home Equity Loan
  Trust, Series 96-1 A7
   7.95%, 6/25/27                    AAA             150       150
IMC Home Equity Loan Trust,
  Series 96-3 A7
   8.05%, 8/25/26                    AAA             175       177
------------------------------------------------------------------
GROUP TOTAL                                                    479
------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS- AGENCY COLLATERAL
  SERIES (0.2%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1632 SA Inv Fl REMIC
   5.657%, 11/15/23                  Agy              75        53
  1709 H PO REMIC,
   1/15/24                           Agy               9         3
  1750 C H PO REMIC,
   3/15/24                           Agy              13         8
  1813 K PO REMIC,
   2/15/24                           Agy              10         6
  1844 PC PO REMIC,
   3/15/24                           Agy              15         8
  1887 I PO REMIC,
   10/15/22                          Agy              10         6
  93-149 O PO REMIC,
   8/25/23                           Agy              22        11
Federal National Mortgage
  Association,
  Series:
  92-33 S Inv Fl REMIC
   11.46%, 3/25/22                   Agy              50        50
  92-89 SQ Inv Fl IO PAC
   (11) REMIC
   3353.20%, 6/25/22                 Agy          (2) --        36
  96-14 PC PO REMIC,
   12/25/23                          Agy              15         7
  96-46 PB PO REMIC,
   9/25/23                           Agy              15         8

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

              MULTI-ASSET-CLASS
            PORTFOLIO (UNAUDITED)

                               RATINGS            FACE
                             (STANDARD          AMOUNT     VALUE
(CONT'D)                     & POOR'S)           (000)   (000)++
----------------------------------------------------------------
  96-54 PO REMIC,
   7/25/23                         Agy    $         10  $      6
  96-54 O PO REMIC,
   11/25/23                        Agy              15         7
  97-7 ST Inv Fl
   3743.75%, 2/25/23               Agy          (2) --        55
----------------------------------------------------------------
GROUP TOTAL                                                  264
----------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS NON-AGENCY
  COLLATERAL SERIES (1.0%)
American Housing Trust, Series V
  1G
   9.125%, 4/25/21                 AAA             170       171
Countrywide Mortgage Backed
  Securities, Inc., Series 93-C
  A11
   6.50%, 1/25/24                  AAA             144       130
GE Capital Mortgage
  Services, Inc., Series
  94-24 A4
   7.00%, 7/25/24                  AAA             220       198
## Kidder Peabody Funding
  Corp., Series 96-9 AI
  11
   8.00%, 6/15/26                  AAA             150       150
Mid-State Trust II, Series 88-2
  A4
   9.625%, 4/1/03                  AAA             188       202
Residential Asset Securitization
  Trust, Series 96-A11 A9
   7.75%, 2/25/27                  AAA             175       174
sec. Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series:
  93-MZ3 A2
   6.97%, 8/28/23
   (acquired 7/17/95,
   cost $93)                       N/R             100        92
  94-S1 A19
   6.75%, 1/25/24
   (acquired 5/22/95,
   cost $176)                      AAA             193       179
Rural Housing Trust, Series
  87-1M
   3.33%, 10/1/28                  A-              102        96
sec.## Securitized Asset Sales,
  Inc., Series 95-B M
   7.41%, 9/25/24
   (acquired 5/16/95,
   cost $93)                       N/R             100        93
----------------------------------------------------------------
GROUP TOTAL                                                1,485
----------------------------------------------------------------
COMMERCIAL MORTGAGES (1.6%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09                  AA              133       131
  ## 93-2 S1 IO
   1.056%, 1/18/09                 AA            1,170        61
 95-C1 A1B
   7.40%, 11/17/04                 AAA             150       150
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27                  AAA             122       124
  95-MD4 A1
   7.10%, 8/13/29                  AAA             123       121
  ## 95-MD4 ACS2 IO
   1.867%, 8/13/29                 AAA             705       124
  (+) 96-D3 A1C
   7.40%, 10/13/26                 AAA             150       149
  96-MD6 A1C
   7.04%, 11/13/26                 AAA             125       121
Beverly Finance Corp.
   8.36%, 7/15/04                  AA-             100       104
(+) Carousel Center Finance,
  Inc., Series 1 A1
   6.828%, 11/15/07                AA              100        97
CBM Funding Corp., Series 96-1
  A3PI
   7.08%, 2/1/13                   AA              100        98
Chase Commercial Mortgage
  Securities Corp., Series 96-2
  B
   6.90%, 10/19/06                 AA              175       167
(+) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF1 A1B
   7.58%, 3/13/28                  AAA             150       151
  96-CF2 AIB
   7.29%, 7/15/06                  AAA             135       134
  ## 96-CF2 S IO
   1.641%, 11/12/21                N/R           1,015        90
LB Commercial Conduit Mortgage
  Trust, Series 96-C2 A
   7.416%, 10/25/26                AAA             174       174
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  96-C2 A2
   6.82%, 11/21/28                 AAA              65        63
  96-C2 IO
   1.529%, 11/21/28                N/R             710        63
Midland Realty Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29                 AAA             100        99
Mortgage Capital Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27                  AAA             125       127
----------------------------------------------------------------
GROUP TOTAL                                                2,348
----------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                      RATINGS           FACE
                                    (STANDARD         AMOUNT     VALUE
                                    & POOR'S)          (000)   (000)++
----------------------------------------------------------------------
ENERGY (0.2%)
(+) Excel Paralubes Funding
   7.43%, 11/1/15                        A-     $        200  $    190
Mobile Energy Services
   8.665%, 1/1/17                        BBB-             96        97
----------------------------------------------------------------------
GROUP TOTAL                                                        287
----------------------------------------------------------------------
FINANCE (2.1%)
Anthem Insurance, Series A
   9.00%, 4/1/27                         N/R             100        98
(+) BankAmerica Institutional,
  Series A
   8.07%, 12/31/26                       A-              100        97
(+) BT Institutional Capital
  Trust, Series A
   8.09%, 12/1/26                        BBB+            125       118
(+) Corestates Capital Corp.
   8.00%, 12/15/26                       A-              100        96
(+) Equitable Life Assurance
  Society of the U.S., Series 1
  A
   6.95%, 12/1/05                        A               100        96
(+) First Chicago NBD Corp.,
  Series A
   7.95%, 12/1/26                        A-              125       119
First Union Institutional
  Capital, Series I
   8.04%, 12/1/26                        N/R             125       121
(+)+ Home Ownership
  Funding, 13.331%,
  (Preferred Stock)                      Aaa         (1) 600       576
John Hancock Surplus Note
   7.375%, 2/15/24                       AA-             250       229
(+) Lazara Properties,
   13.547% (Preferred
   Stock)                                A           (1) 100        97
(+) Metropolitan Life Insurance
  Co.
   7.45%, 11/1/23                        AA              250       224
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                        A+              250       225
(+) New York Life Insurance Co.
   7.50%, 12/15/23                       AA              250       228
(+) PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                       BBB+            150       143
(+) Staircase Properties, Inc.,
   13.74% (Preferred
   Stock)                                A           (1) 125       122
(+) State Street Institutional
  Capital,
   Series A
   7.94%, 12/30/26                       A               125       120
## United Savings of Texas
   8.05%, 5/15/98                        BB+              50        51
(+) Wells Fargo Capital, Series
  A
   8.125%, 12/1/26                       BBB             100        97
(+) World Financial Properties,
  Series 96 WFP-B
   6.91%, 9/1/13                         AA-             249       239
----------------------------------------------------------------------
GROUP TOTAL                                                      3,096
----------------------------------------------------------------------
INDUSTRIALS (1.2%)
Digital Equipment Corp.
   8.625%, 11/1/12                       BB+             110       107
DR Securitized Lease Trust,
  Series:
  93-K1 A2
   7.43%, 8/15/18                        BB-             180       142
  94-K1 A1
   7.60%, 8/15/07                        BB-              87        81
DR Structured Finance, Series 94
  K2
   9.35%, 8/15/19                        BB-              30        29
(+) Entertainment Properties,
   14.253%, (Preferred
   Stock)                                BBB-        (1) 150       147
(+) Oxymar
   7.50%, 2/15/16                        BBB             100        94
Paramount Communications, Inc.
   8.25%, 8/1/22                         BB+             255       235
Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21                         BBB+            100       103
RJR Nabisco, Inc.
   8.75%, 4/15/04                        BBB-            110       110
Scotia Pacific Holding Co.
   7.95%, 7/20/15                        BBB             106       107
Southland Corp.
   5.00%, 12/15/03                       BB+             100        82
Tele-Communications, Inc.
   8.75%, 2/15/23                        BBB-            200       184
(+) Tier One Properties,
   11.095% (Preferred
   Stock)                                A           (1) 100        98
Time Warner, Inc., Series M,
   10.25% (Preferred
   Stock)                                BB+         (1) 167       180
----------------------------------------------------------------------
GROUP TOTAL                                                      1,699
----------------------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-
  AGENCY COLLATERAL SERIES (0.4%)
Federal Home Loan Mortgage
  Corporation, Series 1911-C PO
   11/15/23                              Agy             100        39
Federal National Mortgage
  Association,
  Series:
  249 1 PO,
   10/25/23                              Agy             499       297
  254 1 PO,
   1/1/24                                Agy              88        56

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

              MULTI-ASSET-CLASS
            PORTFOLIO (UNAUDITED)
                                      RATINGS           FACE
                                    (STANDARD         AMOUNT     VALUE
                                    & POOR'S)          (000)   (000)++
----------------------------------------------------------------------
  260 1 PO,
   4/1/24                                Agy    $        118  $     73
  96-34 C PO,
   3/25/23                               Agy             225        93
----------------------------------------------------------------------
GROUP TOTAL                                                        558
----------------------------------------------------------------------
TELEPHONES (0.3%)
Comcast Cellular Corp.,
  Series:
  A, Zero Coupon, 3/5/00                 BB-              75        55
  B, Zero Coupon, 3/5/00                 BB-             125        92
Rogers Cablesystems
   10.00%, 3/15/05                       BB+              80        84
Tele-Communications, Inc.
   9.25%, 1/15/23                        BBB-            155       149
----------------------------------------------------------------------
GROUP TOTAL                                                        380
----------------------------------------------------------------------
TRANSPORTATION (0.3%)
(+) Jet Equipment Trust,
  Series:
  94-A11
   10.00%, 6/15/12                       A               125       146
  95-5A C
   10.69%, 5/1/15                        BBB-            200       238
----------------------------------------------------------------------
GROUP TOTAL                                                        384
----------------------------------------------------------------------
U.S. TREASURY SECURITIES (4.8%)
U.S. Treasury Notes
   ++ ++ 7.125%, 9/30/99                 Tsy           2,750     2,786
   7.50%, 2/15/05                        Tsy           4,100     4,242
----------------------------------------------------------------------
GROUP TOTAL                                                      7,028
----------------------------------------------------------------------
UTILITIES (0.1%)
(+) Edison Mission Energy
  Funding, Series B
   7.33%, 9/15/08                        BBB             100        98
----------------------------------------------------------------------
YANKEE (2.5%)
(+) Alcoa Aluminio SA, Series
  96-1
   7.50%, 12/16/08                       BBB             165       160
+# Brazil Par Series Z-L
   5.00%, 4/15/24                        B1              725       450
(+) Israel Electric Corp., Ltd.
   7.25%, 12/15/06                       A-              125       121
National Power Corp.
   7.875%, 12/15/06                      BB+             105       100
   8.40%, 12/15/16                       BB+              90        85
(+) Paiton Energy Funding
   9.34%, 2/15/14                        BBB-            100       105
(+) Ras Laffan Liquefied Natural
  Gas Co.
   8.294%, 3/15/14                       BBB+            215       215
## Republic of Argentina
   5.25%, 3/31/23                        BB-           1,870     1,162
Republic of Colombia
   8.70%, 2/15/16                        BBB-            120       117
+ Republic of Venezuela, Series
  A
   6.75%, 3/31/20                        Ba3             250       176
United Mexican States
   6.25%, 12/31/19                       BB            1,300       910
----------------------------------------------------------------------
GROUP TOTAL                                                      3,601
----------------------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $29,820)                          29,677
----------------------------------------------------------------------
INTERNATIONAL FIXED INCOME (4.4%)
----------------------------------------------------------------------
FIXED INCOME SECURITIES (4.4%)
----------------------------------------------------------------------
AUSTRALIAN DOLLAR (0.1%)
Commonwealth of Australia
   7.50%, 7/15/05                        AAA    AUD      190       145
----------------------------------------------------------------------
BRITISH POUND (0.6%)
United Kingdom Treasury Bills
   8.00%, 6/10/03                        AAA    GBP      160       270
   + 8.50%, 7/16/07                      Aaa             315       548
----------------------------------------------------------------------
GROUP TOTAL                                                        818
----------------------------------------------------------------------
CANADIAN DOLLAR (0.2%)
Government of Canada
   7.50%, 3/1/01                         AAA    CAD      310       237
   9.75%, 6/1/21                         A               100        92
----------------------------------------------------------------------
GROUP TOTAL                                                        329
----------------------------------------------------------------------
DANISH KRONE (0.1%)
Kingdom of Denmark
   8.00%, 5/15/03                        AA+    DKK      450        78
   8.00%, 3/15/06                        AA+             475        81
----------------------------------------------------------------------
GROUP TOTAL                                                        159
----------------------------------------------------------------------
GERMAN MARK (1.4%)
Government of Germany
   6.25%, 1/4/24                         AAA    DEM      150        85
   7.125%, 1/29/03                       AAA           1,370       899
   7.375%, 1/3/05                        AAA             320       212
   7.50%, 9/9/04                         AAA             310       207
   8.375%, 5/21/01                       AAA             695       474
International Bank for
  Reconstruction & Development
   7.125%, 4/12/05                       N/R             175       114
----------------------------------------------------------------------
GROUP TOTAL                                                      1,991
----------------------------------------------------------------------
IRISH PUNT (0.1%)
Irish Government
   6.25%, 4/1/99                         N/R    IEP      115       183
----------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                               RATINGS            FACE
                             (STANDARD          AMOUNT     VALUE
                             & POOR'S)           (000)   (000)++
----------------------------------------------------------------
ITALIAN LIRA (0.4%)
Republic of Italy BTPS
   9.50%, 2/1/06                   AAA     ITL 135,000  $     89
   10.00%, 8/1/03                  AAA         110,000        73
   10.50%, 7/15/00                 AA          705,000       459
----------------------------------------------------------------
GROUP TOTAL                                                  621
----------------------------------------------------------------
JAPANESE YEN (1.0%)
Export-Import Bank of Japan
   2.875%, 7/28/05                 AAA     JPY  80,000       672
International Bank for
  Reconstruction & Development
   6.75%, 6/18/01                  AAA          80,000       786
----------------------------------------------------------------
GROUP TOTAL                                                1,458
----------------------------------------------------------------
SPANISH PESETA (0.1%)
Spanish Government
   10.10%, 2/28/01                 AAA      ESP  7,000        56
----------------------------------------------------------------
SWEDISH KRONA (0.4%)
Swedish Government
   6.00%, 2/9/05                   AAA      SEK  2,100       262
   13.00%, 6/15/01                 AA+           2,000       334
----------------------------------------------------------------
GROUP TOTAL                                                  596
----------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
(Cost $6,733)                                              6,356
----------------------------------------------------------------
INTERNATIONAL EQUITY (14.8%)
----------------------------------------------------------------
COMMON STOCKS (14.8%)
----------------------------------------------------------------
                                                          VALUE
                                                SHARES   (000)++
----------------------------------------------------------------

ARGENTINA (0.4%)
Banco Frances del Rio de la
  Plata SA ADR                                   9,642       289
YPF SA ADR                                       9,500       252
----------------------------------------------------------------
GROUP TOTAL                                                  541
----------------------------------------------------------------
AUSTRIA (0.3%)
OMV AG                                           4,150       491
----------------------------------------------------------------
BRAZIL (0.4%)
* Multicanal Participacoes SA
  ADR                                           18,000       250
Telebras SA ADR                                  2,800       287
----------------------------------------------------------------
GROUP TOTAL                                                  537
----------------------------------------------------------------
CANADA (0.4%)
Quebecor, Inc., Class B                         16,500       296
TransCanada Pipelines Ltd.                      15,900       289
----------------------------------------------------------------
GROUP TOTAL                                                  585
----------------------------------------------------------------
FRANCE (1.7%)
Cie Generale des Eaux                            3,720       507
Credit Local de France                           4,400       476
Elf Aquitaine                                    5,260       541
Scor                                            11,360       464
++ ++ Usinor Sacilor                            30,639       502
----------------------------------------------------------------
GROUP TOTAL                                                2,490
----------------------------------------------------------------
GERMANY (1.6%)
++ ++ Deutsche Bank AG                           9,450       536
Henkel KGaA                                      6,900       380
Springer (Axel) Verlag AG                          600       446
Veba AG                                          5,100       293
Volkswagen AG                                    1,060       585
----------------------------------------------------------------
GROUP TOTAL                                                2,240
----------------------------------------------------------------
HONG KONG (0.7%)
Great Eagle Holdings Ltd.                      136,000       449
HSBC Holdings plc                                6,800       158
New World Development Co., Ltd.                 27,000       146
* Wheelock & Co., Ltd.                          86,000       188
----------------------------------------------------------------
GROUP TOTAL                                                  941
----------------------------------------------------------------
ITALY (1.1%)
ENI S.p.A.                                     147,300       749
Telecom Italia S.p.A.                          401,800       857
----------------------------------------------------------------
GROUP TOTAL                                                1,606
----------------------------------------------------------------
JAPAN (2.4%)
++ ++ Canon, Inc.                               16,000       343
Daiwa House Industry                            16,000       186
Fuji Photo Film Ltd.                             9,000       296
Honda Motor Co.                                 11,000       328
Kirin Brewery Co., Ltd.                         14,000       116
Mitsubishi Heavy Industries Ltd.                33,000       215
Mitsui Fudosan Co., Ltd.                        26,000       269
NEC Corp.                                       25,000       283
Nintendo Corp., Ltd.                             4,000       287
Sankyo Co., Ltd.                                 7,000       193
Sumitomo Electric Industries                    12,000       163
Takeda Chemical Industries                      17,000       356
UNY Co., Ltd.                                   14,000       219
Yasuda Fire & Marine Insurance                  46,000       227
----------------------------------------------------------------
GROUP TOTAL                                                3,481
----------------------------------------------------------------
KOREA (0.1%)
Samsung Electronics                              1,772       119
----------------------------------------------------------------
MEXICO (0.2%)
* Grupo Posadas SA, Series A                   537,000       271
----------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

              MULTI-ASSET-CLASS
            PORTFOLIO (UNAUDITED)

                                                           VALUE
                                                SHARES   (000)++
----------------------------------------------------------------
NETHERLANDS (0.9%)
ING Groep N.V.                                  10,407  $    410
Philips Electronics N.V.                         9,000       420
Vendex International N.V.                        9,274       439
----------------------------------------------------------------
GROUP TOTAL                                                1,269
----------------------------------------------------------------
NORWAY (0.5%)
Christiania Bank OG Kreditkasse                198,600       732
----------------------------------------------------------------
PHILIPPINES (0.1%)
Philippine Commercial
  International Bank                            12,000       178
----------------------------------------------------------------
SPAIN (0.4%)
  Telefonica Nacional de Espana
    ADR                                          8,200       588
----------------------------------------------------------------
SWEDEN (0.9%)
Nordbanken AB                                   14,400       497
SKF AB, Class B                                  9,900       260
Sparbanken Sverige AB, Class A                  27,885       519
----------------------------------------------------------------
GROUP TOTAL                                                1,276
----------------------------------------------------------------
SWITZERLAND (0.7%)
Novartis AG (Bearer)                               406       504
* Swissair AG (Registered)                         551       492
----------------------------------------------------------------
GROUP TOTAL                                                  996
----------------------------------------------------------------
THAILAND (0.0%)
Thai Farmers Bank PCL (Foreign)                 10,000        65
----------------------------------------------------------------
UNITED KINGDOM (1.8%)
Abbey National plc                              11,800       145
B.A.T. Industries plc                           53,400       455
Bank of Scotland                                54,400       287
BOC Group plc                                    7,200       113
Burmah Castrol plc                              29,000       485
++ ++ Cable & Wireless plc                      40,162       326
* Imperial Tobacco Group plc                    50,800       349
Royal & Sun Alliance Insurance
  Group plc                                     16,579       122
Tate & Lyle plc                                 14,000       100
Tomkins plc                                     53,700       241
----------------------------------------------------------------
GROUP TOTAL                                                2,623
----------------------------------------------------------------
UNITED STATES (0.2%)
* Jardine Fleming India Fund                    17,300       130
The India Fund, Inc.                            25,100       185
----------------------------------------------------------------
GROUP TOTAL                                                  315
----------------------------------------------------------------
TOTAL INTERNATIONAL EQUITY
(Cost $18,691)                                            21,344
----------------------------------------------------------------

                               RATINGS            FACE
                             (STANDARD          AMOUNT     VALUE
                             & POOR'S)           (000)   (000)++

----------------------------------------------------------------
HIGH YIELD (8.9%)
----------------------------------------------------------------
FIXED INCOME SECURITIES
(8.9%)(Unless otherwise noted)
----------------------------------------------------------------
CABLE (0.9%)
Cablevision Systems Corp.
   9.875%, 5/15/06                 B      $        200  $    198
Comcast Corp. (Convertible)
   1.125%, 4/15/07                 BB-             190       100
# Marcus Cable Co.
   0.00%, 12/15/05                 B               125        88
Rogers Cablesystems
   9.125%, 1/15/06                 BB-              50        49
   10.00%, 3/15/05                 BB+             100       105
TCI Pacific Communications,
   5.00% (Convertible
   Preferred Stock)                BB-        (1)2,225       203
Tele-Communications, Inc.
   9.25%, 1/15/23                  BBB-            110       106
Time Warner, Inc., Series M,
   10.25% (Preferred
     Stock)                        BB+          (1)377       407
----------------------------------------------------------------
GROUP TOTAL                                                1,256
----------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.5%)
+ Citicorp Mortgage Securities,
  Inc., Series 90-8 A7
   9.50%, 6/25/05                  Ba1              44        25
sec. Countrywide Funding Corp.,
  Series 95-4 B3
   7.50%, 9/25/25
   (acquired 1/19/96,
   cost $314)                      N/R             395       287
(+) FMAC Loan Receivables Trust,
  Series 96-B C
   7.929%, 11/1/18                 N/R             100        83
(+) Prudential Home Mortgage
  Securities Co., Inc., Series
  96-5 B3
   7.25%, 4/25/26                  N/R             397       329
----------------------------------------------------------------
GROUP TOTAL                                                  724
----------------------------------------------------------------
COMMERCIAL MORTGAGES (0.1%)
CBM Funding Corp., Series 96-1 C
   7.86%, 2/1/13                   BBB             125       128
----------------------------------------------------------------
CONSUMER SERVICES (0.2%)
RJR Nabisco, Inc.
   8.75%, 4/15/04                  BBB-            125       125
TLC Beatrice International
  Holdings, Inc.,
   11.50%, 10/1/05                 BB-             180       193
----------------------------------------------------------------
GROUP TOTAL                                                  318
----------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                               RATINGS             FACE
                             (STANDARD           AMOUNT     VALUE
(CONT'D)                     & POOR'S)            (000)   (000)++
------------------------------------------------------------------
ENERGY (0.2%)
Nuevo Energy Co.
   9.50%, 4/15/06                    B      $        145  $    149
Vintage Petroleum
   8.625%, 2/1/09                    B+              170       162
------------------------------------------------------------------
GROUP TOTAL                                                    311
------------------------------------------------------------------
FINANCE (0.4%)
Amresco, Inc.
   10.00%, 3/15/04                   B               120       119
Anthem Insurance, Series A
   9.00%, 4/1/27                     N/R             125       123
First Nationwide
   9.125%, 1/15/03                   B                50        51
   (+) 10.625%, 10/1/03              B               110       118
Homeside, Inc.
   11.25%, 5/15/03                   B+               42        47
(+) Riggs Capital Trust
   8.875%, 3/15/27                   N/R             130       130
------------------------------------------------------------------
GROUP TOTAL                                                    588
------------------------------------------------------------------
INDUSTRIALS (2.3%)
(+) Borg-Warner Security Corp.
   9.625%, 3/15/07                   N/R             130       128
Boyd Gaming Corp.
   9.25%, 10/1/03                    BB              120       114
(+) CA FM Lease Trust
   8.50%, 7/15/17                    BBB-            250       252
Courtyard by Marriott, Series B
   10.75%, 2/1/08                    B-              100       106
DR Securitized Lease Trust,
  Series 94-K1 A1
   7.60%, 8/15/07                    BB-             248       230
Gaylord Container Corp.
   11.50%, 5/15/01                   B               190       200
   # 12.75%, 5/15/05                 B-               90        99
Grand Casinos, Inc.
   10.125%, 12/1/03                  BB              160       159
HMC Acquisition Properties
   9.00%, 12/15/07                   N/R             135       136
Host Marriott Travel Plaza
   9.50%, 5/15/05                    BB-             100       101
(+) ISP Holdings, Inc., Series AI
   9.00%, 10/15/03                   B+              205       207
Kmart Corp.
   7.75%, 10/1/12                    B+               60        52
Kmart Funding Corp., Series F
   8.80%, 7/1/10                     BB-             175       168
# Norcal Waste Systems
   12.75%, 11/15/05                  BB-             200       222
Owens-Illinois, Inc.
   11.00%, 12/1/03                   BB               75        83
(+) Sinclair Capital,
   11.625% (Preferred
   Stock)                            N/R       (1) 1,300       129
Southland Corp.
   5.00%, 12/15/03                   BB+             190       156
SD Warren Co.
   12.00%, 12/15/04                  B+              130       144
(+)# Stone Container Corp.
   11.50%, 8/15/06                   B                55        54
(+) Sun International Hotels
   9.00%, 3/15/07                    N/R              65        63
(+)# TCI Satellite
  Entertainment, Inc.
   0.00%, 2/15/07                    B-              235       108
Tenet Healthcare Corp.
   8.625%, 1/15/07                   B+              120       118
Viacom Inc., Sub Debenture
  Exchangeable
   8.00%, 7/7/06                     BB-             255       240
------------------------------------------------------------------
GROUP TOTAL                                                  3,269
------------------------------------------------------------------
TECHNOLOGY (0.2%)
Advanced Micro Devices
   11.00%, 8/1/03                    BB-             145       159
## Blue Bell Funding
   11.854%, 5/1/99                   BB-              25        26
Paging Network
   10.00%, 10/15/08                  B               110       101
------------------------------------------------------------------
GROUP TOTAL                                                    286
------------------------------------------------------------------
TELEPHONES (1.2%)
# Brooks Fiber Properties, Inc.
   0.00%, 3/1/06                     N/R             250       158
   (+) 0.00%, 11/1/06                N/R             190       114
Comcast Cellular Corp., Series A,
   Zero Coupon, 3/5/00               BB-              50        37
# Dial Call Communications, Inc.
   0.00%, 4/15/04                    CCC-             75        56
   + 0.00%, 12/15/05                 B3               90        63
# EchoStar Satellite Broadcast
   0.00%, 3/15/04                    B-              260       207
(+) Globalstar LP
   11.375%, 2/15/04                  B               200       196
+ IXC Communications Inc.,
  Series B
   12.50%, 10/1/05                   B3               80        89
# Nextel Communications, Inc.
   0.00%, 8/15/04                    CCC-            510       352
Paging Network, Inc.
   10.125%, 8/1/07                   B                60        56
(+) Qwest Communications
  International, Inc.
   10.875%, 4/1/07                   N/R             115       114
# Teleport Communications
   0.00%, 7/1/07                     B               385       261
------------------------------------------------------------------
GROUP TOTAL                                                  1,703
------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

              MULTI-ASSET-CLASS
            PORTFOLIO (UNAUDITED)
                               RATINGS            FACE
                             (STANDARD          AMOUNT     VALUE
(CONT'D)                     & POOR'S)           (000)   (000)++
----------------------------------------------------------------
TRANSPORTATION (0.3%)
(+) ALPS, Series, 96-1 D
   12.75%, 6/15/06                 BB-    $        275  $    291
sec. Jet Equipment Trust, Series
  95-A
  11.79%, 6/15/13
  (acquired 4/26/96,
   cost $170)                      BB+             150       180
----------------------------------------------------------------
GROUP TOTAL                                                  471
----------------------------------------------------------------
UTILITIES (0.2%)
Cleveland Electric Illuminating
  Co.
   8.375%, 12/1/11                 BB              130       126
   8.375%, 8/1/12                  BB               30        29
Midland Cogeneration Venture LP,
  Series:
  C-91,
   10.33%, 7/23/02                 BB-              24        26
  C-94,
   10.33%, 7/23/02                 BB-              92        98
Midland Funding II, Series A
   11.75%, 7/23/05                 B-               75        85
----------------------------------------------------------------
GROUP TOTAL                                                  364
----------------------------------------------------------------
YANKEE (2.4%)
(+)# APP Finance II Mauritius
  Ltd.
   12.00%, 12/29/49                B+              120       116
+ Brazil Par Series Z-L
   5.00%, 4/15/24                  B1              760       472
## Central Bank of Argentina
  Bocon PIK Pre 4
   5.375%, 9/1/02                  N/R             160       177
(+) Globo Communicacoes
   10.50%, 12/20/06                B+              120       122
(+) Multicanal SA
   10.50%, 2/1/07                  BB-             100       101
Net Sat Servicos Ltd.
   12.75%, 8/5/04                  N/R             130       135
# Occidente Y Caribe Celular
   0.00%, 3/15/04                  B               185       122
## Republic of Argentina
   5.25%, 3/31/23                  BB-             600       373
(+) Republic of Panama
   7.875%, 2/13/02                 BB+             120       116
+ Republic of Venezuela, Series
  A
   6.75%, 3/31/20                  Ba3           1,025       724
*@ Republic of Venezuela Value
  Recovery Rights, expiring
   3/31/20                                   (1) 6,375        --
Russian Interest Arrears Note
   6.75%, 6/30/17                  BB-             200       135
(+) Transgas de Occidente S.A.
   9.79%, 11/1/10                  BBB-            250       262
(+) TV Azteca SA de CV
   10.50%, 2/15/07                 N/R             150       148
United Mexican States
   6.25%, 12/31/19                  BB             625       437
*@ United Mexican States
  Recovery Rights, expiring
   6/30/03                                (1) 1,675,000       --
----------------------------------------------------------------
GROUP TOTAL                                                3,440
----------------------------------------------------------------
TOTAL HIGH YIELD (Cost $12,693)                           12,858
----------------------------------------------------------------
CASH EQUIVALENTS (10.6%)
----------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
++ ++ U.S. Treasury Bill
   8/21/97                         Tsy             500       490
----------------------------------------------------------------
COMMERCIAL PAPER (1.2%)
Ford Motor Credit Corp.
   5.54%, 5/13/97                                  850       845
General Electric Capital Corp.
   5.54%, 5/13/97                                  850       845
----------------------------------------------------------------
GROUP TOTAL                                                1,690
----------------------------------------------------------------
REPURCHASE AGREEMENT (9.1%)
  Chase Securities, Inc. 6.20%,
  dated 3/31/97, due 4/1/97, to
  be repurchased at $13,084,
  collateralized by various U.S.
  Government Obligations, due
  4/10/97-1/29/99, valued at
  $13,212                                       13,081    13,081
----------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $15,261)                     15,261
----------------------------------------------------------------
FOREIGN CURRENCY (0.0%)
----------------------------------------------------------------
French Franc                       FRF              47         8
Hong Kong Dollar                   HKD             227        29
Italian Lira                       ITL          18,424        11
Japanese Yen                       JPY             212         2
Korean Won                         KRW           4,598         5
@ Phillipine Peso                  PHP               2        --
Spanish Peseta                     ESP             242         2
Swiss Franc                        CHF               1         1
----------------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $59)                             58
----------------------------------------------------------------
TOTAL INVESTMENTS (102.1%) (Cost $137,897)               147,596
----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.1%)
Cash                                                         303
Dividends Receivable                                         204
Interest Receivable                                          936
Receivable for Witholding
 Tax Reclaim                                                  12
Receivable for Investments Sold                              203
Receivable for Fund Shares Sold                               28
Receivable for Daily Variation
 on Futures Contracts                                        389
Other Assets                                                   3
Payable for Investments Purchased                         (4,822)
Payable for Fund Shares Redeemed                             (25)
Payable for Investment Advisory
 Fees                                                       (201)
Payable for Administrative Fees                              (13)

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                   VALUE
                                                 (000)++
--------------------------------------------------------
Payable for Shareholder Servicing
Fees-Investment   Class                         $     (1)
Payable for Closed Foreign Currency Contracts         (1)
Unrealized Loss on Forward Foreign Currency
  Contracts                                          (22)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (3)
Other Liabilities                                    (58)
                                                --------
                                                  (3,068)
--------------------------------------------------------
NET ASSETS (100%)                               $144,528
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 11,911,569 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $140,539
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  11.80
--------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 338,406 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $  3,989
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  11.79
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $128,208
Undistributed Net Investment Income (Loss)         1,963
Undistributed Realized Net Gain (Loss)             4,760
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            9,700
  Foreign Currency Transactions                      (51)
  Futures                                            (52)
--------------------------------------------------------
NET ASSETS                                      $144,528
--------------------------------------------------------

---------------------------------------------------------
sec.   Restricted Security-Total market value of restricted
       securities owned at March 31, 1997 was $831 or 0.6% of net assets.
++     See Note A1 to Financial Statements.
*      Non-Income Producing Security.
(+)    144A security. Certain conditions for public sale may
       exist.
++ ++  A portion of these securities was pledged to cover margin requirements for futures contracts.
+      Moody's Investor Service, Inc. rating. Security is not
       rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
       maturity. Rate disclosed is as of March 31, 1997. Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed is as of
       March 31, 1997.
(1)    Amount represents shares held by the Portfolio.
(2)    Face Amount is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 1997.
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc., Standard &
       Poor's Corporation or Fitch.
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit.
TBA Security is subject to delayed delivery. See Note A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SMALL           INTER-
                                                                                         CAP         NATIONAL       MID CAP
                                                       VALUE            EQUITY         VALUE           EQUITY        GROWTH
                                                   PORTFOLIO         PORTFOLIO     PORTFOLIO        PORTFOLIO     PORTFOLIO
                                                   ------------------------------------------------------------------------
                                                                     Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                       $ 22,482          $ 12,727      $ 4,426           $ 4,768     $    607
    Interest                                           8,050             1,390          394             1,757          589
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                   30,532            14,117        4,820             6,525        1,196
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B               5,895             3,581        2,365             1,603          999
    Administrative Fee--Note C                           964               590          252               273          160
    Custodian Fee--Note E                                156                76           41               212           47
    Audit Fee                                             13                15            6                27            6
    Shareholder Servicing Fee--Investment
 Class shares--Note D                                     11                 1           --                --           --
    Distribution Fees--Adviser Class
    shares--Note D                                        38                --           --                --           --
    Other Expenses                                       178               108           51                58           37
    Reimbursement of Expenses                            (13)              (16)          --               (16)          --
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                  7,242             4,355        2,715             2,157        1,249
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                              (156)              (76)          (9)              (77)         (47)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                    7,086             4,279        2,706             2,080        1,202
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                23,446             9,838        2,114             4,445           (6)
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                            175,113           223,167       50,852             6,496       17,301
    Foreign Currency Transactions                         --                --           --            (1,435)          --
    Futures                                              145                --           --             2,099           --
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                      175,258           223,167       50,852             7,160       17,301
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities*                            79,286           (71,002)      (2,942)           30,226      (65,662)
    Foreign Currency Transactions                         --                --           --                59           --
    Futures                                           (2,678)               --           --            (1,473)          --
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                                76,608           (71,002)      (2,942)           28,812      (65,662)
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                            251,866           152,165       47,910            35,972      (48,361)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $275,312          $162,003      $50,024           $40,417     $(48,367)
------------------------------------------------------------------------------------------------------------------------------

+ Net of $652 withholding tax for International Equity Portfolio.
* Net of foreign capital gain taxes of $8 on unrealized gains for International Equity Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  DOMESTIC
                                                                       MID CAP         FIXED         FIXED             HIGH
                                                                         VALUE        INCOME        INCOME            YIELD
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                                     ------------------------------------------------------
                                                                                   Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                           $  507      $   304       $    12            $  315
    Interest                                                                75       73,521         3,320            17,750
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                        582       73,825         3,332            18,065
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                           $324               3,956           191               692
    Less: Waived Fees                                               (11)   313           --            --                --
    Administrative Fee--Note C                                              48          844            41               160
    Custodian Fee--Note E                                                   25          158             4                30
    Audit Fee                                                                7           20             7                 9
    Shareholder Servicing Fee--Investment Class shares--Note D              --            5            --                 5
    Distribution Fees--Adviser Class shares--Note D                         --           11            --                --
    Other Expenses                                                          15          147            11                34
    Reimbursement of Expenses                                              (13)          --            --               (10)
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                      395        5,141           254               920
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                                 (14)        (136)           (3)              (18)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                        381        5,005           251               902
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                            201       68,820         3,081            17,163
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                               10,597       36,670         1,233             4,220
    Foreign Currency Transactions                                           --        6,469            --                --
    Futures and Written Floors                                              --       (1,696)          126                --
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                         10,597       41,443         1,359             4,220
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--Note G2
    Investment Securities                                               (3,510)     (45,280)       (1,575)           (2,209)
    Foreign Currency Transactions                                           --         (357)           --                --
    Futures and Written Floors                                              --          877          (110)               --
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           (3,510)     (44,760)       (1,685)           (2,209)
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                7,087       (3,317)         (326)            2,011
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $ 7,288      $65,503       $ 2,755           $19,174
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                   SPECIAL
                                                                                  MORTGAGE-                        PURPOSE
                                                     CASH            FIXED           BACKED       LIMITED            FIXED
                                                 RESERVES           INCOME       SECURITIES      DURATION           INCOME
                                                PORTFOLIO     PORTFOLIO II        PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                --------------------------------------------------------------------------
                                                                        Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                       $  --       $     23             $   --      $    --            $   59
    Interest                                        2,291          6,677              2,004        3,852            16,833
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                 2,291          6,700              2,004        3,852            16,892
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B       $106                  380         $98                 183               902
    Less: Waived Fees                           (29)   77             --         (12)    86           --                --
    Administrative Fee--Note C                         34             81                 21           49               209
    Custodian Fee--Note E                               7             23                  8            4                35
    Audit Fees                                          5              6                  8            6                13
    Shareholder Servicing
 Fee--Investment Class shares--Note D                  --             --                 --           --                 1
    Other Expenses                                     14             18                  8           14                38
    Reimbursement of Expenses                          --             --                 --           --               (16)
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                 137            508                131          256             1,182
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                             (1)           (13)                --           (3)               (7)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                   136            495                131          253             1,175
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                     2,155          6,205              1,873        3,599            15,717
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                              --          2,630                882          311            10,325
    Foreign Currency Transactions                      --            727                 --           --             1,661
    Futures and Written Floors                         --            256               (132)           9              (302)
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                        --          3,613                750          320            11,684
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities                              --         (2,976)            (1,127)        (579)           (9,413)
    Foreign Currency Transactions                      --           (104)                --           --              (202)
    Futures and Written Floors                         --           (229)               458           24               581
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                                 --         (3,309)              (669)        (555)           (9,034)
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                              --            304                 81         (235)            2,650
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $2,155       $  6,509            $ 1,954      $ 3,364           $18,367
------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    INTER-
                                                                                      GLOBAL      NATIONAL
                                                                     PA                FIXED         FIXED     INTERMEDIATE
                                                      MUNICIPAL      MUNICIPAL        INCOME        INCOME         DURATION
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                                           Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                            $   --          $ --       $     9       $    --            $  --
    Interest +                                            1,516           739         2,334         4,616              815
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                       1,516           739         2,343         4,616              815
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B             $111                $ 54           144           287              $51
    Less: Waived Fees                                 (14)   97      (13)   41           --            --          (9)   42
    Administrative Fee--Note C                               24            12            31            61               11
    Custodian Fee--Note E                                     4             1            14            24                9
    Audit Fee                                                 9             9            19            19                6
    Other Expenses                                           16             9            11            19                5
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                       150            72           219           410               73
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                   (2)           --            (2)           (1)              (3)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                         148            72           217           409               70
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                           1,368           667         2,126         4,207              745
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                    30            12           467          (123)              66
    Foreign Currency Transactions                            --            --          (712)       (4,217)             121
    Futures and Swaps                                       245           141           237         1,365               18
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                             275           153            (8)       (2,975)             205
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)--Note G2
    Investment Securities                                   (94)          (83)       (2,881)       (5,848)            (513)
    Foreign Currency Transactions                            --            --          (146)          457               34
    Futures and Swaps                                      (226)          (84)          (19)         (474)              89
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)              (320)         (167)       (3,046)       (5,865)            (390)
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                   (45)          (14)       (3,054)       (8,840)            (185)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                               $1,323         $ 653       $  (928)      $(4,633)           $ 560
------------------------------------------------------------------------------------------------------------------------------

+ Net of $29 and $59 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    MULTI-
                                                                                                  BALANCED     ASSET-CLASS
                                                                                                 PORTFOLIO       PORTFOLIO
                                                                                              -------------------------------
                                                                                               Six Months Ended March 31, 1997
(In Thousands)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                                                                     $ 1,714           $ 730
    Interest                                                                                        4,943           1,999
------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                                                 6,657           2,729
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                                              728      $ 400
    Less: Waived Fees                                                                                  --       (52)   348
    Administrative Fee--Note C                                                                        129               67
    Custodian Fee--Note E                                                                              35              42
    Audit Fee                                                                                          11              23
    Shareholder Servicing Fee--Investment Class shares--Note D                                         --               3
    Distribution Fees--Adviser Class shares--Note D                                                    11              --
    Other Expenses                                                                                     36              25
    Reimbursement of Expenses                                                                          --              (9)
------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                 950             499
------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                                                            (20)             (3)
------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                   930             496
------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income                                                                     5,727           2,233
------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                                          23,654           6,454
    Foreign Currency Transactions                                                                     489            (154)
    Futures and Written Floors                                                                       (196)            310
------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                                    23,947           6,610
------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)--Note G2
    Investment Securities                                                                          (6,043)          1,022
    Foreign Currency Transactions                                                                     (60)             10
    Futures and Written Floors                                                                        244            (177)
------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                                      (5,859)            855
------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                                          18,088           7,465
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $23,815          $9,698
------------------------------------------------------------------------------------------------------------------------------

+ Net of $26 withholding tax for the Multi-Asset-Class Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                                                                                     SMALL CAP
                                             VALUE                        EQUITY                         VALUE
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                $   32,015    $   23,446       $  30,500     $   9,838         $ 4,607       $ 2,114
   Realized Net Gain (Loss)                138,640       175,258         237,632       223,167          80,888        50,852
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2                97,514        76,608         (24,506)      (71,002)         20,530        (2,942)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                    268,169       275,312         243,626       162,003         106,025        50,024
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                 (30,765)      (19,139)        (31,471)      (13,160)         (4,652)       (3,283)
     Realized Net Gain                    (130,677)     (135,541)       (132,351)     (234,966)        (52,103)      (92,539)
   INVESTMENT CLASS +:
     Net Investment Income                     (12)          (94)             (1)           (7)             --            --
     Realized Net Gain                          --          (851)             --          (298)             --            --
   ADVISER CLASS ++:
     Net Investment Income                      --          (148)             --            --              --            --
     Realized Net Gain                          --        (1,156)             --            --              --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                (161,454)     (156,929)       (163,823)     (248,431)        (56,755)      (95,822)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                930,274       812,620         186,997        64,704         128,125        58,390
     In Lieu of Cash
       Distributions                       143,059       137,445         157,127       243,080          55,347        94,545
     Redeemed                             (606,431)     (419,184)       (579,292)     (405,106)        (77,653)      (60,373)
   INVESTMENT CLASS +:
     Issued                                  8,889         7,776             117         2,337              --            --
     In Lieu of Cash
       Distributions                            12           934               1           306              --            --
     Redeemed                                  (49)       (2,522)            (11)          (37)             --            --
   ADVISER CLASS ++:
     Issued                                 15,433        60,220              --            --              --            --
     In Lieu of Cash
       Distributions                            --         1,304              --            --              --            --
     Redeemed                                  (11)       (5,391)             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                       491,176       593,202        (235,061)      (94,716)        105,819        92,562
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)               597,891       711,585        (155,258)     (181,144)        155,089        46,764
NET ASSETS:
   Beginning of Period                   1,271,586     1,869,477       1,597,632     1,442,374         430,368       585,457
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                        $1,869,477    $2,581,062      $1,442,374    $1,261,230        $585,457      $632,221
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss)
     included in end of period
     net assets                          $   9,064     $  13,129       $   7,536     $   4,207        $  1,636       $   467
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                          63,277        48,930           7,686         2,587           7,158         3,043
     In Lieu of Cash
       Distributions                        10,269         8,495           6,676        10,399           3,496         5,252
     Shares Redeemed                       (40,739)      (24,995)        (23,580)      (16,250)         (4,377)       (3,163)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                  32,807        32,430          (9,218)       (3,264)          6,277         5,132
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                             595           465               5            87              --            --
     In Lieu of Cash
       Distributions                             1            58              --            13              --            --
     Shares Redeemed                            (3)         (150)             (1)           (1)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                     593           373               4            99              --            --
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS ++:
     Shares Issued                             994         3,558              --            --              --            --
     In Lieu of Cash
       Distributions                            --            81              --            --              --            --
     Shares Redeemed                            (1)         (326)             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Adviser Class Shares
        Outstanding                            993         3,313              --            --              --            --
------------------------------------------------------------------------------------------------------------------------------

 + The Value and the Equity Portfolio began offering Investment Class Shares on
   May 6, 1996 and April 10, 1996, respectively.
++ The Value Portfolio began offering Adviser Class Shares on July 17, 1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                            INTER-
                                           NATIONAL                      MID CAP                       MID CAP
                                            EQUITY                        GROWTH                         VALUE
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                 $  13,039      $  4,445         $   173       $    (6)         $  405        $  201
   Realized Net Gain (Loss)                101,007         7,160          71,168        17,301           1,658        10,597
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2               (57,241)       28,812          27,593       (65,662)          3,145        (3,510)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                     56,805        40,417          98,934       (48,367)          5,208         7,288
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                 (16,536)      (12,515)           (580)           --            (214)         (404)
     Realized Net Gain                      (3,421)      (12,996)        (53,149)      (67,632)           (405)       (4,075)
   INVESTMENT CLASS +:
     Net Investment Income                      --            (4)             --            --              --            (1)
     Realized Net Gain                          --            (5)             --            --              --            (9)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                 (19,957)      (25,520)        (53,729)      (67,632)           (619)       (4,489)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                145,686        40,451          58,508        51,189          41,529        71,202
     In Lieu of Cash
       Distributions                        14,783        21,690          52,044        65,823             611         4,424
     Redeemed                             (722,596)      (88,471)       (126,023)      (68,748)           (782)      (16,852)
   INVESTMENT CLASS +:
     Issued                                    268            94              --            --             122           326
     In Lieu of Cash
       Distributions                            --             9              --            --              --            10
     Redeemed                                  (34)           (6)             --            --              --            --
   ADVISER CLASS ++:
     Issued                                     --            --              --            96              --            --
     Redeemed                                   --            --              --            (3)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                      (561,893)      (26,233)        (15,471)       48,357          41,480        59,110
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)              (525,045)      (11,336)         29,734       (67,642)         46,069        61,909
NET ASSETS:
   Beginning of Period                   1,160,986       635,941         373,547       403,281           4,507        50,576
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $ 635,941      $624,605        $403,281      $335,639         $50,576      $112,485
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets            $  12,067      $  3,993         $    --       $    (6)         $  372      $    168
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                          11,400         3,054           3,094         2,983           3,154         4,578
     In Lieu of Cash
       Distributions                         1,211         1,662           3,126         3,909              52           290
     Shares Redeemed                       (57,391)       (6,655)         (6,657)       (4,216)            (59)       (1,066)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                 (44,780)       (1,939)           (437)        2,676           3,147         3,802
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                              21             7              --            --               9            21
     In Lieu of Cash
       Distributions                            --             1              --            --              --             1
     Shares Redeemed                            (3)           (1)             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      18             7              --            --               9            22
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS ++:
     Shares Issued                              --            --              --             6              --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Adviser Class Shares
        Outstanding                             --            --              --             6              --            --
------------------------------------------------------------------------------------------------------------------------------

+ The International Equity Portfolio and the Mid Cap Value Portfolio began offering Investment Class shares on April 10, 1996 and May 10, 1996, respectively.
++ The Mid Cap Growth Portfolio began offering Adviser Class shares on January
   31, 1997.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                                                        DOMESTIC
                                             FIXED                         FIXED                          HIGH
                                            INCOME                        INCOME                         YIELD
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                $  107,138    $   68,820         $ 3,944       $ 3,081        $ 28,826      $ 17,163
   Realized Net Gain (Loss)                 21,756        41,443            (937)        1,359           3,717         4,220
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2               (11,844)      (44,760)           (474)       (1,685)          4,627        (2,209)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                    117,050        65,503           2,533         2,755          37,170        19,174
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                (103,292)      (65,886)         (3,127)       (2,656)        (27,729)      (16,529)
     Realized Net Gain                      (7,817)      (20,590)             --          (179)             --        (1,171)
     In Excess of Realized Net
       Gain                                     --            --            (185)           --              --            --
   INVESTMENT CLASS +:
     Net Investment Income                      --           (95)             --            --             (49)         (280)
     Realized Net Gain                          --           (47)             --            --              --           (20)
   ADVISER CLASS ++:
     Net Investment Income                      --          (117)             --            --              --            --
     Realized Net Gain                          --           (61)             --            --              --            --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                (111,109)      (86,796)         (3,312)       (2,835)        (27,778)      (18,000)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                440,801       770,581          62,619        21,894         157,380       141,086
     In Lieu of Cash
       Distributions                        88,188        73,463           3,009         2,459          16,060        11,021
     Redeemed                             (232,193)     (142,204)         (5,634)      (17,443)       (113,632)      (48,187)
   INVESTMENT CLASS +:
     Issued                                     --         9,139              --            --           4,915         5,377
     In Lieu of Cash
       Distributions                            --           142              --            --              49           274
     Redeemed                                   --          (475)             --            --              --        (1,192)
   ADVISER CLASS ++:
     Issued                                     --        31,282              --            --              --         1,477
     In Lieu of Cash
       Distributions                            --           177              --            --              --            --
     Redeemed                                   --        (1,571)             --            --              --          (200)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                       296,796       740,534          59,994         6,910          64,772       109,656
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)               302,737       719,241          59,215         6,830          74,164       110,830
NET ASSETS:
   Beginning of Period                   1,487,409     1,790,146          36,147        95,362         220,785       294,949
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                        $1,790,146    $2,509,387         $95,362      $102,192        $294,949      $405,779
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets            $  42,529     $  45,251         $ 1,348      $  1,773        $  8,657      $  9,011
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                          37,653        65,017           5,724         1,981          17,602        15,130
     In Lieu of Cash
       Distributions                         7,612         6,258             279           226           1,830         1,207
     Shares Redeemed                       (19,803)      (12,067)           (520)       (1,581)        (12,631)       (5,158)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Shares
        Outstanding                         25,462        59,208           5,483           626           6,801        11,179
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                              --           774              --            --             546           573
     In Lieu of Cash
       Distributions                            --            12              --            --               6            30
     Shares Redeemed                            --           (40)             --            --              --          (126)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      --           746              --            --             552           477
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS ++:
     Issued                                     --         2,628              --            --              --           155
     In Lieu of Cash
       Distributions                            --            15              --            --              --            --
     Redeemed                                   --          (132)             --            --              --           (21)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      --         2,511              --            --              --           134
------------------------------------------------------------------------------------------------------------------------------

+ The Fixed Income Portfolio and the High Yield Portfolio began offering Investment Class shares on October 15, 1996 and May 21, 1996, respectively.
++ The Fixed Income Portfolio and the High Yield Portfolio began offering
   Adviser Class shares on November 7, 1996 and January 31, 1997, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                                                                                     MORTGAGE-
                                              CASH                         FIXED                        BACKED
                                          RESERVES                        INCOME                    SECURITIES
                                         PORTFOLIO                  PORTFOLIO II                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                  $  2,882      $  2,155       $  12,542      $  6,205         $ 3,059       $ 1,873
   Realized Net Gain (Loss)                     --            --           1,754         3,613            (663)          750
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2                    --            --          (2,268)       (3,309)            502          (669)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                      2,882         2,155          12,028         6,509           2,898         1,954
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                  (2,882)       (2,155)        (11,608)       (6,816)         (3,033)       (1,868)
     Realized Net Gain                          --            --          (1,360)       (1,963)             --            --
     In Excess of Realized Net
       Gain                                     --            --            (446)           --              --            --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (2,882)       (2,155)        (13,414)       (8,779)         (3,033)       (1,868)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                143,726       147,587          49,696        30,501           5,648           340
     In Lieu of Cash
       Distributions                         2,738         1,926           8,664         6,618           2,036         1,335
     Redeemed                             (112,591)     (149,247)        (42,179)      (33,326)         (6,390)          (94)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        33,873           266          16,181         3,793           1,294         1,581
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                33,873           266          14,795         1,523           1,159         1,667
NET ASSETS:
   Beginning of Period                      44,624        78,497         176,945       191,740          49,766        50,925
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $ 78,497      $ 78,763        $191,740      $193,263         $50,925       $52,592
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets              $    --      $     --        $  4,660      $  4,049         $ 1,056       $ 1,061
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                         143,726       147,587           4,438         2,725             552            32
     In Lieu of Cash
       Distributions                         2,738         1,926             781           595             199           129
     Shares Redeemed                      (112,591)     (149,247)         (3,763)       (2,961)           (608)           (9)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                  33,873           266           1,456           359             143           152
------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                               ----------------------------------------------------------------------------------------------
                                                                         SPECIAL
                                           LIMITED                       PURPOSE
                                          DURATION                  FIXED INCOME                     MUNICIPAL
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                 $   6,630      $  3,599       $  27,370      $ 15,717         $ 2,081       $ 1,368
   Realized Net Gain (Loss)                    (47)          320           6,698        11,684             (42)          275
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2                  (428)         (555)         (3,052)       (9,034)          1,780          (320)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                      6,155         3,364          31,016        18,367           3,819         1,323
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                  (6,274)       (3,544)        (27,847)      (17,460)         (2,096)       (1,373)
     Realized Net Gain                          --            --          (9,325)       (6,885)             --            --
   INVESTMENT CLASS +:
     Net Investment Income                      --            --              (8)          (29)             --            --
     Realized Net Gain                          --            --              --           (11)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (6,274)       (3,544)        (37,180)      (24,385)         (2,096)       (1,373)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 99,082        17,154         103,802        54,156          17,213         9,007
     In Lieu of Cash
       Distributions                         4,921         3,102          34,094        21,800           1,443         1,011
     Redeemed                              (80,843)      (18,627)        (74,328)      (34,011)         (1,883)       (2,199)
   INVESTMENT CLASS+:
     Issued                                     --            --             758           413              --            --
     In Lieu of Cash
       Distributions                            --            --               8            40              --            --
     Redeemed                                   --            --              --           (30)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        23,160         1,629          64,334        42,368          16,773         7,819
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                23,041         1,449          58,170        36,350          18,496         7,769
NET ASSETS:
   Beginning of Period                     100,186       123,227         390,258       448,428          36,040        54,536
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $123,227      $124,676        $448,428      $484,778         $54,536       $62,305
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets.            $  1,710      $  1,765        $ 11,292      $  9,520          $   11        $    6
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           9,585         1,656           8,626         4,414           1,542           793
     In Lieu of Cash
       Distributions                           480           302           2,827         1,803             130            89
     Shares Redeemed                        (7,817)       (1,801)         (6,091)       (2,746)           (169)         (193)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                   2,248           157           5,362         3,471           1,503           689
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                              --            --              63            34              --            --
     In Lieu of Cash
       Distributions                            --            --               1             3              --            --
     Shares Redeemed                            --            --              --            (2)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      --            --              64            35              --            --
------------------------------------------------------------------------------------------------------------------------------

+ The Special Purpose Fixed Income Portfolio began offering Investment Class shares on April 10, 1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                                                                                        INTER-
                                                PA                        GLOBAL                      NATIONAL
                                         MUNICIPAL                  FIXED INCOME                  FIXED INCOME
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                    $  944        $  667         $ 2,888       $ 2,126        $  8,012      $  4,207
   Realized Net Gain (Loss)                    555           153           2,936            (8)          4,561        (2,975)
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2                   208          (167)         (2,051)       (3,046)         (4,920)       (5,865)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                      1,707           653           3,773          (928)          7,653        (4,633)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
     Net Investment Income                    (934)         (677)         (3,105)       (3,365)        (10,889)       (5,327)
     Realized Net Gain                          --            --            (186)       (1,137)         (1,028)       (3,700)
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                    (934)         (677)         (3,291)       (4,502)        (11,917)       (9,027)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                 13,003           691          27,692        12,409          70,949        18,476
     In Lieu of Cash
       Distributions                           838           522           3,129         4,059          11,131         8,576
     Redeemed                               (1,860)       (1,068)        (19,168)       (1,662)        (62,561)       (6,258)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        11,981           145          11,653        14,806          19,519        20,794
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                12,754           121          12,135         9,376          15,255         7,134
NET ASSETS:
   Beginning of Period                      15,734        28,488          55,147        67,282         127,882       143,137
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $28,488       $28,609        $ 67,282       $76,658        $143,137      $150,271
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets               $   22        $   12        $  2,358       $ 1,119        $  3,997      $  2,877
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                           1,154            60           2,557         1,128           6,561         1,765
     In Lieu of Cash
       Distributions                            74            46             291           378           1,054           817
     Shares Redeemed                          (165)          (93)         (1,725)         (153)         (5,940)         (622)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Shares Outstanding                1,063            13           1,123         1,353           1,675         1,960
------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                               ---------------------------------------------------------------------------------------------
                                      INTERMEDIATE                                                MULTI-ASSET-
                                          DURATION                      BALANCED                         CLASS
                                         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                               ---------------------------------------------------------------------------------------------
                                                      Six Months                    Six Months                    Six Months
                                        Year Ended         Ended      Year Ended         Ended      Year Ended         Ended
                                     September 30,     March 31,   September 30,     March 31,   September 30,     March 31,
(In Thousands)                                1996          1997            1996          1997            1996          1997
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income                    $  862        $  745        $ 13,041      $  5,727        $  5,405      $  2,233
   Realized Net Gain (Loss)                    489           205          30,074        23,947          12,244         6,610
   Change in Unrealized
     Appreciation
     (Depreciation)--Note G2                  (424)         (390)         (2,265)       (5,859)          1,249           855
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Net Assets Resulting
        from Operations                        927           560          40,850        23,815          18,898         9,698
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                  (1,050)         (601)        (12,942)       (7,274)         (4,740)       (3,239)
     Realized Net Gain                        (697)         (349)        (11,250)      (30,896)         (1,968)      (11,866)
   INVESTMENT CLASS +:
     Net Investment Income                      --            --              --            --             (27)          (73)
     Realized Net Gain                          --            --              --            --              --          (275)
   ADVISER CLASS ++:
     Net Investment Income                      --            --              --          (160)             --            --
     Realized Net Gain                          --            --              --        (1,237)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (1,747)         (950)        (24,192)      (39,567)         (6,735)      (15,453)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 21,694        21,957          40,647        25,248          76,136        24,249
     In Lieu of Cash
       Distributions                         1,746           348          24,119        38,109           6,226        14,221
     Redeemed                              (29,840)           (5)       (115,186)      (44,341)        (61,779)      (21,854)
   INVESTMENT CLASS +:
     Issued                                     --            --              --            --           3,020           687
     In Lieu of Cash
       Distributions                            --            --              --            --              27           348
   ADVISER CLASS ++:
     Issued                                     --            --              --        14,235              --            --
     In Lieu of Cash
       Distributions                            --            --              --         1,397              --            --
     Redeemed                                   --            --              --          (669)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        (6,400)       22,300         (50,420)       33,979          23,630        17,651
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                (7,220)       21,910         (33,762)       18,227          35,793        11,896
NET ASSETS:
   Beginning of Period                      19,237        12,017         334,630       300,868          96,839       132,632
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $12,017       $33,927       $ 300,868      $319,095        $132,632      $144,528
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets               $  295        $  439        $  4,707      $  3,000        $  3,042      $  1,963
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           2,133         2,144           3,040         1,836           6,609         2,019
     In Lieu of Cash
       Distributions                           171            34           1,858         2,921             541         1,218
     Shares Redeemed                        (2,936)           --          (8,744)       (3,303)         (5,135)       (1,877)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                    (632)        2,178          (3,846)        1,454           2,015         1,360
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                              --            --              --            --             248            58
     In Lieu of Cash
       Distributions                            --            --              --            --               2            30
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      --            --              --            --             250            88
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS ++:
     Shares Issued                              --            --              --           975              --            --
     In Lieu of Cash
       Distributions                            --            --              --           107              --            --
     Shares Redeemed                            --            --              --           (49)             --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                      --            --              --         1,033              --            --
------------------------------------------------------------------------------------------------------------------------------

+ The Multi-Asset-Class Portfolio began offering Investment Class shares on June 10, 1996.
++ The Balanced Portfolio began offering Adviser Class shares on November 1,
   1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                                                                       Institutional Class
                                                                                                                Six Months
                                                                                                                     Ended
                                                                     Year Ended September 30,                    March 31,
VALUE PORTFOLIO                                       ----------------------------------------------------            1997
                                                                  1993       1994        1995         1996
                                                       1992
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.92   $  12.67   $  12.76   $    12.63   $    14.89   $    15.61
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.35       0.30       0.30         0.31         0.30         0.16
   Net Realized and Unrealized Gain (Loss) on
     Investments                                         1.05       1.92       0.59         3.34         2.20         1.97
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         1.40       2.22       0.89         3.65         2.50         2.13
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.38)     (0.31)     (0.29)       (0.31)       (0.32)       (0.15)
   Realized Net Gain                                    (1.27)     (1.82)     (0.73)       (1.08)       (1.46)       (1.03)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (1.65)     (2.13)     (1.02)       (1.39)       (1.78)       (1.18)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  12.67   $  12.76   $  12.63   $    14.89   $    15.61   $    16.56
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           12.83%     19.67%      7.45%       32.58%       18.41%       13.86%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $448,329   $762,175   $981,337   $1,271,586   $1,844,740   $2,493,861
   Ratio of Expenses to Average Net Assets (1)          0.60%      0.59%      0.61%        0.60%        0.61%        0.61%*
   Ratio of Net Investment Income to Average
     Net Assets                                         2.87%      2.48%      2.40%        2.43%        2.07%        1.99%*
   Portfolio Turnover Rate                                55%        43%        54%          56%          53%          27%
   Average Commission Rate ###                            N/A        N/A        N/A          N/A   $   0.0572   $   0.0579
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                      N/A        N/A        N/A        0.60%        0.60%        0.60%*
------------------------------------------------------------------------------------------------------------------------------

                                                                Investment Class                             Adviser Class
                                                --------------------------------          --------------------------------
                                                        May 6,        Six Months                July 17,        Six Months
                                                     1996** to             Ended              1996*** to             Ended
                                                 September 30,         March 31,           September 30,         March 31,
                                                          1996              1997                    1996              1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 14.97           $ 15.60                 $ 14.11           $ 15.61
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.12              0.15                    0.01              0.16
   Net Realized and Unrealized Gain
     (Loss) on Investments                                0.59              1.96                    1.49              1.94
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          0.71              2.11                    1.50              2.10
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                 (0.08)            (0.13)                     --             (0.14)
   Realized Net Gain                                        --             (1.03)                     --             (1.03)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                      (0.08)            (1.16)                     --             (1.17)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 15.60           $ 16.55                 $ 15.61           $ 16.54
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.78%            13.73%                  10.63%            13.65%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                $9,244           $15,979                 $15,493           $71,222
   Ratio of Expenses to Average Net
     Assets (2)                                          0.76%*            0.81%*                  0.86%*            0.91%*
   Ratio of Net Investment Income to
     Average Net Assets                                  2.05%*            1.78%*                  1.66%*            1.75%*
   Portfolio Turnover Rate                                 53%             0.27%                     53%             0.27%
   Average Commission Rate ###                         $0.0572           $0.0579                 $0.0572           $0.0579
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO
   OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                N/A             0.15%*                    N/A             0.01%*
     Ratio Including Expense Offsets                     0.75%*            0.79%*                  0.85%*            0.88%*
------------------------------------------------------------------------------------------------------------------------------

                          ------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
------------------------------------------------------------------------------------------------------------------------------
*    Annualized
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period++
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                 -----------------------------------------------------------------------------
                                                                          Institutional Class
                                                 -----------------------------------------------------------------------------
                                                                                                                Six Months
                                                                   Year Ended September 30,                          Ended
EQUITY PORTFOLIO                                 ------------------------------------------------------------    March 31,
                                                   1992        1993         1994         1995         1996            1997
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $  20.78   $    22.04   $    22.82   $    21.05   $    24.43   $    25.67
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                             0.43         0.41         0.44         0.52         0.50         0.19
   Net Realized and Unrealized Gain (Loss)
     on Investments                                  1.86         1.95         0.41         4.55         3.26         2.57
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     2.29         2.36         0.85         5.07         3.76         2.76
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                            (0.42)       (0.43)       (0.41)       (0.52)       (0.50)       (0.24)
   Realized Net Gain                                (0.61)       (1.15)       (2.21)       (1.17)       (2.02)       (4.40)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 (1.03)       (1.58)       (2.62)       (1.69)       (2.52)       (4.64)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  22.04   $    22.82   $    21.05   $    24.43   $    25.67   $    23.79
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.55%       11.05%        4.11%       26.15%       16.48%       11.16%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)         $918,989   $1,098,003   $1,193,017   $1,597,632   $1,442,261   $1,258,774
   Ratio of Expenses to Average Net Assets (1)      0.59%        0.59%        0.60%        0.61%        0.60%        0.61%*
   Ratio of Net Investment Income to
     Average Net Assets                             2.03%        1.86%        2.10%        2.39%        1.95%        1.37%*
   Portfolio Turnover Rate                            21%          51%          41%          67%          67%          50%
   Average Commission Rate ###                        N/A          N/A          N/A          N/A   $   0.0557   $   0.0561
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
   OF EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                  N/A          N/A          N/A        0.60%        0.60%        0.60%*
------------------------------------------------------------------------------------------------------------------------------

                                                                                    ------------------------------------------
                                                                                                 Investment Class
                                                                                    ------------------------------------------
                                                                                        April 10,               Six Months
                                                                                        1996** to                    Ended
                                                                                    September 30,                March 31,
                                                                                             1996                     1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 24.31                  $ 25.66
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                     0.22                     0.13
   Net Realized and Unrealized Gain (Loss) on Investments                                    1.24                     2.60
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                             1.46                     2.73
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                    (0.11)                   (0.22)
   Net Realized and Unrealized Gain (Loss) on Investments                                      --                    (4.40)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         (0.11)                   (4.62)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $ 25.66                  $ 23.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                6.02%                   11.04%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                   $  113                  $ 2,456
   Ratio of Expenses to Average Net Assets (2)                                              0.75%*                   0.81%*
   Ratio of Net Investment Income to Average Net Assets                                     1.83%*                   1.21%*
   Portfolio Turnover Rate                                                                    67%                      50%
   Average Commission Rate ###                                                            $0.0557                  $0.0561
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                                   N/A                    2.09%*
     Ratio Including Expense Offsets                                                        0.75%*                   0.79%*
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
--------------------------------------------------------------------------------
*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                         ---------------------------------------------------------------------
                                                                                Institutional Class
                                                         ---------------------------------------------------------------------
                                                                                                                       Six
                                                                                                                    Months
                                                                       Year Ended September 30,                      Ended
SMALL CAP VALUE PORTFOLIO                                ----------------------------------------------------    March 31,
                                                           1992        1993       1994       1995       1996          1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.45   $  12.84   $  17.55   $  17.67   $  18.28     $  19.64
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.10       0.18       0.16       0.19       0.18         0.07
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             1.48       4.64       1.14       2.49       3.62         1.59
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.58       4.82       1.30       2.68       3.80         1.66
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.19)     (0.11)     (0.24)     (0.14)     (0.20)       (0.11)
   Realized Net Gain                                           --         --      (0.94)     (1.93)     (2.24)       (3.10)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.19)     (0.11)     (1.18)     (2.07)     (2.44)       (3.21)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  12.84   $  17.55   $  17.67   $  18.28   $  19.64     $  18.09
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               14.12%     37.72%      8.04%     18.39%     24.00%        8.53%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $105,886   $175,029   $308,156   $430,368   $585,457     $632,221
   Ratio of Expenses to Average Net Assets (1)              0.86%      0.88%      0.88%      0.87%      0.86%        0.86%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 1.06%      1.33%      0.91%      1.20%      0.99%        0.67%*
   Portfolio Turnover Rate                                    50%        93%       162%       119%       145%        0.70%
   Average Commission Rate ###                                N/A        N/A        N/A        N/A   $ 0.0498     $ 0.0478
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          N/A        N/A        N/A      0.87%      0.86%        0.86%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period++
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                     -------------------------------------------------------------------------
                                                                           Institutional Class
                                                     -------------------------------------------------------------------------
                                                                                                                Six Months
                                                                     Year Ended September 30,                        Ended
INTERNATIONAL EQUITY PORTFOLIO                       ----------------------------------------------------------  March 31,
                                                       1992        1993         1994         1995        1996         1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.56   $  11.03   $    13.18   $    14.52   $  12.51     $  13.24
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.36       0.21         0.12         0.19       0.31         0.10
   Net Realized and Unrealized Gain (Loss) on
     Investments                                        (0.33)      2.14         1.63        (0.75)      0.77         0.74
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         0.03       2.35         1.75        (0.56)      1.08         0.84
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.56)     (0.20)       (0.16)          --      (0.29)       (0.26)
   Realized Net Gain                                       --         --        (0.25)       (1.35)     (0.06)       (0.27)
   In Excess of Realized Net Gain                          --         --           --        (0.10)        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.56)     (0.20)       (0.41)       (1.45)     (0.35)       (0.53)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  11.03   $  13.18   $    14.52   $    12.51   $  13.24     $  13.55
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            0.37%     21.64%       13.33%       (3.36%)     8.87%        6.50%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $512,127   $891,675   $1,132,867   $1,160,986   $635,706     $624,266
   Ratio of Expenses to Average Net Assets (1)          0.70%      0.66%        0.64%        0.70%      0.69%        0.67%*
   Ratio of Net Investment Income to Average
     Net Assets                                         1.41%      1.23%        0.89%        1.90%      1.88%        1.39%*
   Portfolio Turnover Rate                                42%        43%          69%         112%        78%          38%
   Average Commission Rate ###                            N/A        N/A          N/A          N/A   $ 0.0093     $ 0.0060
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                      N/A        N/A          N/A        0.66%      0.65%        0.65%*
------------------------------------------------------------------------------------------------------------------------------

                                                                                    ------------------------------------------
                                                                                                Investment Class
                                                                                    ------------------------------------------
                                                                                        April 10,               Six Months
                                                                                        1996** to                    Ended
                                                                                    September 30,                March 31,
                                                                                             1996                     1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 13.02                  $ 13.23
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                     0.09                     0.10
   Net Realized and Unrealized Gain (Loss) on Investments                                    0.12                     0.72
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                             0.21                     0.82
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                       --                    (0.25)
   Realized Net Gain                                                                           --                    (0.27)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            --                    (0.52)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $ 13.23                  $ 13.53
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                1.61%                    6.35%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                   $  235                   $  339
   Ratio of Expenses to Average Net Assets (2)                                              0.81%*                   0.91%*
   Ratio of Net Investment Income to Average Net Assets                                     1.81%*                   1.29%*
   Portfolio Turnover Rate                                                                    78%                      38%
   Average Commission Rate ###                                                            $0.0093                  $0.0060
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                                   N/A                   12.16%*
     Ratio Including Expense Offsets                                                        0.77%*                   0.88%*
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
--------------------------------------------------------------------------------
*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                          --------------------------------------------------------------------
                                                                                Institutional Class
                                                          --------------------------------------------------------------------
                                                                                                                Six Months
                                                                       Year Ended September 30,                      Ended
MID CAP GROWTH PORTFOLIO                                  ---------------------------------------------------     March 31,
                                                           1992       1993       1994       1995       1996           1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  14.92   $  14.51   $  18.56   $  16.29   $  18.60     $  20.53
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.01       0.01       0.02       0.03       0.01           --
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.44       4.80      (0.58)      4.21       4.70        (2.07)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.45       4.81      (0.56)      4.24       4.71        (2.07)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.03)        --      (0.01)     (0.03)     (0.03)          --
   Realized Net Gain                                        (0.83)     (0.76)     (1.70)     (1.90)     (2.75)       (3.43)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.86)     (0.76)     (1.71)     (1.93)     (2.78)       (3.43)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  14.51   $  18.56   $  16.29   $  18.60   $  20.53     $  15.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.87%     33.92%     (3.28%)    30.56%     28.81%      (11.88%)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $192,817   $309,459   $302,995   $373,547   $403,281     $335,557
   Ratio of Expenses to Average Net Assets (1)              0.60%      0.59%      0.60%      0.61%      0.60%        0.63%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 0.05%      0.07%      0.12%      0.21%      0.04%        0.00%*
   Portfolio Turnover Rate                                    39%        69%        55%       129%       141%          68%
   Average Commission Rate ###                                N/A        N/A        N/A        N/A   $ 0.0491     $ 0.0510
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          N/A        N/A        N/A      0.60%      0.60%        0.60%*
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               ---------------
                                                                                                                Adviser Class
                                                                                                               ---------------
                                                                                                                 January 31,
                                                                                                                   1997** to
                                                                                                                   March 31,
                                                                                                                        1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $  17.04
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                             (0.01)
   Net Realized and Unrealized Loss on Investments                                                                   (2.00)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                     (2.01)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 15.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       (11.88%)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                           $    82
   Ratio of Expenses to Average Net Assets (2)                                                                       0.89%*
   Ratio of Net Investment Income to Average Net Assets                                                             (0.23%)*
   Portfolio Turnover Rate                                                                                             68%
   Average Commission Rate ###                                                                                    $ 0.0510
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                                                                 0.80%*
------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Adviser Class shares
--------------------------------------------------------------------------------
*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                              ----------------------------------------------------------------
                                                                                  Institutional Class
                                                              ----------------------------------------------------------------
                                                                December 30,                                    Six Months
                                                                   1994** to             Year Ended                  Ended
                                                               September 30,          September 30,              March 31,
MID CAP VALUE PORTFOLIO                                                 1995                   1996                   1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.00                $ 13.45                $ 14.49
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.55(D)                0.11                   0.02
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                        2.90                   2.52                   1.98
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        3.45                   2.63                   2.00
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  --                  (0.55)                 (0.10)
   Realized Net Gain                                                      --                  (1.04)                 (1.01)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       --                  (1.59)                 (1.11)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 13.45                $ 14.49                $ 15.38
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          34.50%                 22.30%                 13.87%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                             $ 4,507                $50,449               $112,017
   Ratio of Expenses to Average Net Assets (1)                         0.93%*                 0.88%                  0.91%*
   Ratio of Net Investment Income to Average Net
     Assets                                                           10.13%*(D)              1.61%                  0.47%*
   Portfolio Turnover Rate                                              639%(D)                377%                   148%
   Average Commission Rate ###                                           N/A                $0.0462               $ 0.0443
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                            2.13%*                 0.18%                  0.02%*
     Ratio Including Expense Offsets                                   0.88%*                 0.88%                  0.88%*
------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations
(D) Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

                                                                                    ------------------------------------------
                                                                                                 Investment Class
                                                                                    ------------------------------------------
                                                                                          May 10,               Six Months
                                                                                       1996*** to                    Ended
                                                                                    September 30,                March 31,
                                                                                             1996                     1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 13.77                  $ 14.48
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                     0.04                     0.04
   Net Realized and Unrealized Gain (Loss) on Investments                                    0.67                     1.94
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                             0.71                     1.98
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                       --                    (0.09)
   Net Realized Gain                                                                           --                    (1.01)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            --                    (1.10)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $ 14.48                  $ 15.36
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                5.16%                   13.73%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                   $  127                   $  468
   Ratio of Expenses to Average Net Assets (2)                                              1.03%*                   1.13%*
   Ratio of Net Investment Income to Average Net Assets                                     0.86%*                   0.24%*
   Portfolio Turnover Rate                                                                   377%                     148%
   Average Commission Rate ###                                                            $0.0462                  $0.0443
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                                 0.14%*                   9.19%*
     Ratio Including Expense Offsets                                                        1.03%*                   1.09%*
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares
--------------------------------------------------------------------------------
*    Annualized
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

FIXED INCOME PORTFOLIO
                                                                              ---------------------------------------------
                                                                                           Institutional Class
                                                                              ---------------------------------------------
                                                                                         Year Ended September 30,
                                                                              ---------------------------------------------
                                                                                  1992       1993         1994         1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  12.20   $  12.67   $    12.86   $    10.93
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                          0.90       0.88         0.77         0.80
   Net Realized and Unrealized Gain (Loss) on Investments                         0.74       0.75        (1.28)        0.69
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  1.64       1.63        (0.51)        1.49
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                         (1.02)     (0.83)       (0.82)       (0.60)
   Realized Net Gain                                                             (0.15)     (0.61)       (0.47)          --
   In Excess of Realized Net Gain                                                   --         --        (0.13)          --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                              (1.17)     (1.44)       (1.42)       (0.60)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $  12.67   $  12.86   $    10.93   $    11.82
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    14.35%     14.26%       (4.43%)      14.19%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                      $859,712   $909,738   $1,194,957   $1,487,409
   Ratio of Expenses to Average Net Assets (1)                                   0.47%      0.47%        0.49%        0.49%
   Ratio of Net Investment Income to Average Net Assets                          7.50%      7.06%        6.79%        7.28%
   Portfolio Turnover Rate                                                        137%       144%         100%         140%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Ratio Including Expense Offsets                                               N/A        N/A          N/A        0.48%
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO
                                                                      ---------------------------
                                                                          Institutional Class
                                                                      ---------------------------
                                                                                       Six Months
                                                                          Year Ended        Ended
                                                                       September 30,    March 31,
                                                                                1996        1997
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    11.82    $   11.83
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.78         0.34
   Net Realized and Unrealized Gain (Loss) on Investments                       0.08         0.11
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                0.86         0.45
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                       (0.79)       (0.41)
   Realized Net Gain                                                           (0.06)       (0.13)
   In Excess of Realized Net Gain                                                 --           --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                            (0.85)       (0.54)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $    11.83     $  11.74
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   7.63%        3.80%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                  $1,790,146   $2,471,176
   Ratio of Expenses to Average Net Assets (1)                                 0.48%        0.49%*
   Ratio of Net Investment Income to Average Net Assets                        6.77%        6.52%*
   Portfolio Turnover Rate                                                      162%         110%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Ratio Including Expense Offsets                                           0.48%        0.47%*
---------------------------------------------------------------------------------------------------------------------------

                                                                              ------------------       -------------------
                                                                                Investment Class             Adviser Class
                                                                              ------------------       -------------------
                                                                              October 15, 1996**       November 7, 1996***
                                                                               to March 31, 1997         to March 31, 1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $ 11.80                   $ 12.04
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                    0.40                      0.30
   Net Realized and Unrealized Gain (Loss) on Investments                                  (0.09)                    (0.24)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.31                      0.06
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                   (0.25)                    (0.24)
   Realized Net Gain                                                                       (0.13)                    (0.13)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                        (0.38)                    (0.37)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $11.73                   $ 11.73
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               3.72%                     3.63%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                 $ 8,751                   $29,460
   Ratio of Expenses to Average Net Assets (2)                                             0.64%*                    0.76%*
   Ratio of Net Investment Income to Average Net Assets                                    6.36%*                    6.26%*
   Portfolio Turnover Rate                                                                  110%                      110%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
 ASSETS:
     Ratio Including Expense Offsets                                                       0.62%*                    0.72%*
------------------------------------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
--------------------------------------------------------------------------------
++   Reflects a 2.5 for 1 share split effective August 13, 1993.
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               For a Share Outstanding Throughout Each Period ++
                 (Amounts for the six months ended March 31, 1997 are unaudited)

DOMESTIC FIXED INCOME PORTFOLIO
                                                              ----------------------------------------------------------------
                                                                                   Institutional Class
                                                              ----------------------------------------------------------------
                                                                                                                Six Months
                                                                          Year Ended September 30,                   Ended
                                                              -----------------------------------------------    March 31,
                                                                 1992      1993      1994      1995      1996         1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.34   $ 11.80   $ 11.99   $  9.87   $ 11.03      $ 10.89
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.87      0.84      0.94      0.52      0.56         0.34
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                 0.76      0.66     (1.23)     0.87     (0.09)       (0.02)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 1.63      1.50     (0.29)     1.39      0.47         0.32
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        (1.00)    (0.78)    (0.95)    (0.23)    (0.57)       (0.30)
   Realized Net Gain                                            (0.17)    (0.53)    (0.73)       --        --        (0.02)
   In Excess of Realized Net Gain                                  --        --     (0.15)       --     (0.04)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (1.17)    (1.31)    (1.83)    (0.23)    (0.61)       (0.32)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.80   $ 11.99   $  9.87   $ 11.03   $ 10.89      $ 10.89
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   15.41%    14.08%    (2.87%)   14.33%     4.41%        2.96%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $98,130   $90,350   $36,521   $36,147   $95,362     $102,192
   Ratio of Expenses to Average Net Assets (1)                  0.47%     0.50%     0.50%     0.51%     0.52%        0.50%*
   Ratio of Net Investment Income to Average Net Assets         7.67%     7.15%     7.65%     6.80%     5.73%        6.04%*
   Portfolio Turnover Rate                                       136%       96%       78%      313%      168%         110%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                       N/A       N/A     0.03%     0.09%     0.01%          N/A
     Ratio Including Expense Offsets                              N/A       N/A       N/A     0.50%     0.50%        0.49%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

HIGH YIELD PORTFOLIO
                                                           -------------------------------------------------------------------
                                                                                Institutional Class
                                                           -------------------------------------------------------------------
                                                                                                                Six Months
                                                                        Year Ended September 30,                     Ended
                                                           --------------------------------------------------    March 31,
                                                              1992      1993       1994       1995       1996         1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  7.80   $  8.58   $   9.49   $   8.97   $   9.08      $  9.32
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.74      0.73       0.75       0.90       0.88         0.40
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              0.89      0.90      (0.42)      0.19       0.28         0.12
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              1.63      1.63       0.33       1.09       1.16         0.52
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (0.85)    (0.72)     (0.69)     (0.85)     (0.92)       (0.47)
   Realized Net Gain                                            --        --      (0.16)     (0.08)        --        (0.03)
   In Excess of Realized Net Gain                               --        --         --      (0.05)        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (0.85)    (0.72)     (0.85)     (0.98)     (0.92)       (0.50)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  8.58   $  9.49   $   8.97   $   9.08   $   9.32      $  9.34
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                22.49%    20.12%      3.57%     13.58%     13.83%        5.78%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                   $20,491   $50,396   $182,969   $220,785   $289,810     $394,929
   Ratio of Expenses to Average Net Assets (1)               0.53%     0.53%      0.50%      0.50%      0.49%        0.49%*
   Ratio of Net Investment Income to Average Net
     Assets                                                  9.74%     8.94%      9.01%     10.68%     10.04%        9.30%*
   Portfolio Turnover Rate                                    148%       99%       112%        96%       115%          50%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                  0.22%     0.09%        N/A        N/A        N/A          N/A
     Ratio Including Expense Offsets                           N/A       N/A        N/A      0.49%      0.48%        0.48%*
------------------------------------------------------------------------------------------------------------------------------

                                                                    ----------------------------             -----------------
                                                                          Investment Class                   Adviser Class
                                                                    ----------------------------             -----------------
                                                                          May 21,     Six Months               January 31,
                                                                        1996** to          Ended                1997*** to
                                                                    September 30,      March 31,                 March 31,
                                                                             1996           1997                      1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $  9.06         $ 9.31                    $ 9.39
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                     0.31           0.46                      0.07
   Net Realized and Unrealized Gain (Loss) on Investments                    0.16           0.05                     (0.12)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             0.47           0.51                     (0.05)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                    (0.22)         (0.46)                       --
   Realized Net Gain                                                           --          (0.03)                       --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         (0.22)         (0.49)                       --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 9.31         $ 9.33                    $ 9.34
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                5.34%          5.67%                     5.78%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                  $ 5,139         $9,603                   $ 1,247
   Ratio of Expenses to Average Net Assets (2)                              0.62%*         0.70%*                    0.79%*
     Ratio of Net Investment Income to Average Net Assets                  11.06%*         9.11%*                    9.44%*
     Portfolio Turnover Rate                                                 115%            50%                       50%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                   N/A          0.30%*                      N/A
     Ratio Including Expense Offsets                                        0.61%*         0.69%*                    0.74%*
------------------------------------------------------------------------------------------------------------------------------

                    ------------------------------------------------------------

**   Initial offering of Investment Class shares.
***  Initial offering of Adviser Class Shares.
--------------------------------------------------------------------------------
*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               For a Share Outstanding Throughout Each Period ++
                 (Amounts for the six months ended March 31, 1997 are unaudited)

CASH RESERVES PORTFOLIO
                                                              ----------------------------------------------------------------
                                                                                  Institutional Class
                                                              ----------------------------------------------------------------
                                                                                                                Six Months
                                                                          Year Ended September 30,                   Ended
                                                              ------------------------------------------------    March 31,
                                                                 1992      1993      1994      1995      1996         1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.038     0.028     0.034     0.055     0.052        0.025
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                   --        --        --        --        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                0.038     0.028     0.034     0.055     0.052        0.025
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (0.038)   (0.028)   (0.034)   (0.055)   (0.052)      (0.025)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    3.89%     2.81%     3.40%     5.57%     5.35%        2.56%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $12,935   $10,717   $37,933   $44,624   $78,497      $78,763
   Ratio of Expenses to Average Net Assets (1)                  0.32%     0.32%     0.32%     0.33%     0.33%        0.32%*
   Ratio of Net Investment Income to Average Net Assets         3.95%     2.78%     3.70%     5.45%     5.19%        5.08%*
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                     0.08%     0.24%     0.14%     0.11%     0.09%        0.07%*
     Ratio Including Expense Offsets                              N/A       N/A       N/A     0.32%     0.32%        0.32%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized

FIXED INCOME PORTFOLIO II
                                                            ------------------------------------------------------------------
                                                                                 Institutional Class
                                                            ------------------------------------------------------------------
                                                                                                                Six Months
                                                                          Year Ended September 30,                   Ended
                                                            -------------------------------------------------    March 31,
                                                              1992      1993       1994       1995       1996         1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 11.34   $ 11.67   $  11.97   $  10.42   $  11.33      $ 11.23
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.77      0.69       0.63       0.71       0.70         0.35
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              0.61      0.77      (1.16)      0.71      (0.03)        0.01
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              1.38      1.46      (0.53)      1.42       0.67         0.36
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (0.81)    (0.61)     (0.67)     (0.51)     (0.66)       (0.39)
   Realized Net Gain                                         (0.24)    (0.55)     (0.21)        --      (0.08)       (0.11)
   In Excess of Realized Net Gain                               --        --      (0.14)        --      (0.03)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (1.05)    (1.16)     (1.02)     (0.51)     (0.77)       (0.50)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $ 11.67   $ 11.97   $  10.42   $  11.33   $  11.23      $ 11.09
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                13.02%    13.53%     (4.76%)    14.13%      6.12%        3.24%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                   $78,302   $94,836   $129,902   $176,945   $191,740     $193,263
   Ratio of Expenses to Average Net Assets (1)               0.49%     0.51%      0.51%      0.51%      0.50%        0.50%*
   Ratio of Net Investment Income to Average Net
     Assets                                                  7.05%     6.17%      6.07%      6.75%      6.06%        6.12%*
   Portfolio Turnover Rate                                    182%      101%       137%       153%       165%          88%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                           N/A       N/A        N/A      0.49%      0.49%        0.49%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                       -----------------------------------------------------------------------
                                                                              Institutional Class
                                                       -----------------------------------------------------------------------
                                                         January 31,                                            Six Months
                                                           1992** to          Year Ended September 30,               Ended
                                                       September 30,   --------------------------------------    March 31,
MORTGAGE-BACKED SECURITIES PORTFOLIO                            1992    1993       1994      1995      1996           1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00   $  10.44   $ 10.95    $ 9.95   $ 10.49      $ 10.42
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.29      0.63       0.52      0.72      0.68         0.37
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                0.28      0.48      (0.83)     0.47     (0.07)        0.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                0.57      1.11      (0.31)     1.19      0.61         0.40
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (0.13)    (0.60)     (0.45)    (0.65)    (0.68)       (0.38)
   Realized Net Gain                                              --        --      (0.21)       --        --           --
   In Excess of Realized Net Gain                                 --        --      (0.03)       --        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.13)    (0.60)     (0.69)    (0.65)    (0.68)       (0.38)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 10.44   $ 10.95    $  9.95   $ 10.49   $ 10.42      $ 10.44
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   5.75%    11.03%     (2.95%)   12.52%     6.10%        3.90%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $13,601   $50,249   $119,518   $49,766   $50,925      $52,592
   Ratio of Expenses to Average Net Assets (1)                 0.50%*    0.50%      0.50%     0.50%     0.50%        0.50%*
   Ratio of Net Investment Income to Average Net
     Assets                                                    8.11%*    6.92%      5.30%     6.35%     6.46%        7.19%*
   Portfolio Turnover Rate                                      133%       93%       220%      107%      116%         105%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                    0.30%*    0.06%      0.01%     0.01%     0.04%        0.05%*
     Ratio Including Expense Offsets                             N/A       N/A        N/A     0.50%     0.50%        0.50%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

                                                     -------------------------------------------------------------------------
                                                                              Institutional Class
                                                     -------------------------------------------------------------------------
                                                         March 31,                                              Six Months
                                                         1992** to            Year Ended September 30,               Ended
                                                     September 30,    ---------------------------------------    March 31,
LIMITED DURATION PORTFOLIO                                    1992      1993       1994      1995      1996           1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00    $ 10.58   $ 10.72    $ 10.19    $ 10.41      $ 10.38
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.19       0.32      0.56       0.56       0.58         0.30
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              0.49       0.22     (0.52)      0.22      (0.03)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.68       0.54      0.04       0.78       0.55         0.29
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (0.10)     (0.32)    (0.51)     (0.55)     (0.58)       (0.30)
   Realized Net Gain                                            --      (0.08)    (0.04)        --         --           --
   In Excess of Realized Net Gain                               --         --     (0.02)     (0.01)        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (0.10)     (0.40)    (0.57)     (0.56)     (0.58)       (0.30)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $ 10.58    $ 10.72   $ 10.19    $ 10.41    $ 10.38      $ 10.37
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 6.90%      5.33%     0.40%      7.95%      5.47%        2.84%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                   $13,065   $128,991   $62,775   $100,186   $123,227     $124,676
   Ratio of Expenses to Average Net Assets (1)               0.49%*     0.42%     0.41%      0.43%      0.43%        0.42%*
   Ratio of Net Investment Income to Average
     Net Assets                                              4.99%*     3.92%     4.16%      5.96%      5.65%        5.91%*
   Portfolio Turnover Rate                                    159%       217%      192%       119%       174%          43%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
   Reduction in Ratio due to Expense
     Reimbursement/Waiver                                      N/A      0.03%       N/A      0.02%        N/A          N/A
   Ratio Including Expense Offsets                             N/A        N/A       N/A      0.42%      0.42%        0.42%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                               For a Share Outstanding Throughout Each Period ++
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                    --------------------------------------------------------------------------
                                                                              Institutional Class
                                                    --------------------------------------------------------------------------
                                                        March 31,                                               Six Months
                                                        1992** to           Year Ended September 30,                 Ended
                                                    September 30,    --------------------------------------      March 31,
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                       1992      1993       1994       1995       1996          1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.80    $ 12.72    $ 13.40    $ 11.52    $ 12.53      $ 12.26
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.39       0.88       0.80       0.91       0.83         0.39
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.72       0.92      (1.28)      0.75       0.08         0.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.11       1.80      (0.48)      1.66       0.91         0.47
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.19)     (0.82)     (0.78)     (0.65)     (0.88)       (0.46)
   Realized Net Gain                                           --      (0.30)     (0.53)        --      (0.30)       (0.18)
   In Excess of Realized Net Gain                              --         --      (0.09)        --         --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.19)     (1.12)     (1.40)     (0.65)     (1.18)       (0.64)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 12.72    $ 13.40    $ 11.52    $ 12.53    $ 12.26      $ 12.09
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                9.47%     15.19%     (4.00%)    14.97%      7.74%        3.89%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $274,195   $300,185   $384,731   $390,258   $447,646     $483,586
   Ratio of Expenses to Average Net Assets (1)              0.53%*     0.48%      0.50%      0.49%      0.49%        0.49%*
   Ratio of Net Investment Income to Average
     Net Assets                                             6.94%*     6.84%      6.66%      7.33%      6.75%        6.53%*
   Portfolio Turnover Rate                                   138%       124%       100%       143%       151%         111%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          N/A        N/A        N/A      0.48%      0.49%        0.49%*
------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations

                                                                                          ------------------------------------
                                                                                                    Investment Class
                                                                                          ------------------------------------
                                                                                              April 10,         Six Months
                                                                                             1996*** to              Ended
                                                                                          September 30,          March 31,
                                                                                                   1996               1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $11.89             $12.24
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                           0.27               0.41
   Net Realized and Unrealized Gain (Loss) on Investments                                          0.23               0.06
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                   0.50               0.47
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                          (0.15)             (0.45)
   Realized Net Gain                                                                                 --              (0.18)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                               (0.15)             (0.63)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $12.24             $12.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                      4.25%              3.89%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                          $ 782             $1,192
   Ratio of Expenses to Average Net Assets (2)                                                    0.63%*             0.68%*
   Ratio of Net Investment Income to Average Net Assets                                           6.32%*             6.33%*
   Portfolio Turnover Rate                                                                         151%               111%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                                         N/A              3.48%*
     Ratio Including Expense Offsets                                                             0.63%*              0.67%*
------------------------------------------------------------------------------------------------------------------------------

***  Initial Offering of Investment Class Shares.
--------------------------------------------------------------------------------
*    Annualized.
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

                                                                  ------------------------------------------------------------
                                                                                      Institutional Class
                                                                  ------------------------------------------------------------
                                                                     October 1,                                 Six Months
                                                                      1992** to    Year Ended September 30,          Ended
                                                                  September 30,   -------------------------      March 31,
MUNICIPAL PORTFOLIO                                                        1993    1994      1995      1996           1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.00   $ 11.15   $ 10.04   $ 10.75      $ 11.23
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.37      0.51      0.59      0.51         0.26
   Net Realized and Unrealized Gain (Loss) on Investments                  1.04     (1.01)     0.71      0.49           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           1.41     (0.50)     1.30      1.00         0.26
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.26)    (0.54)    (0.59)    (0.52)       (0.26)
   In Excess of Net Investment Income                                        --     (0.07)       --        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.26)    (0.61)    (0.59)    (0.52)       (0.26)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 11.15   $ 10.04   $ 10.75   $ 11.23      $ 11.23
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             14.20%    (4.64%)   13.37%     9.46%        2.32%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $26,914   $38,549   $36,040   $54,536      $62,305
   Ratio of Expenses to Average Net Assets (1)                            0.50%*    0.50%     0.50%     0.51%        0.51%*
   Ratio of Net Investment Income to Average Net Assets                   4.65%*    4.98%     5.64%     4.66%        4.64%*
   Portfolio Turnover Rate                                                  66%       34%       58%       78%          29%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                               0.20%*    0.06%     0.09%     0.09%        0.05%*
     Ratio Including Expense Offsets                                        N/A       N/A     0.50%     0.50%        0.50%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

                                                                  ------------------------------------------------------------
                                                                                      Institutional Class
                                                                  ------------------------------------------------------------
                                                                     October 1,                                 Six Months
                                                                      1992** to    Year Ended September 30,          Ended
                                                                  September 30,   -------------------------      March 31,
PA MUNICIPAL PORTFOLIO                                                     1993    1994      1995      1996           1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.00   $ 11.26   $ 10.13   $ 10.91      $ 11.37
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.39      0.56      0.58      0.51         0.27
   Net Realized and Unrealized Gain (Loss) on Investments                  1.17     (1.00)     0.77      0.46        (0.01)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           1.56     (0.44)     1.35      0.97         0.26
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.30)    (0.64)    (0.57)    (0.51)       (0.27)
   In Excess of Realized Net Gain                                            --     (0.05)       --        --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.30)    (0.69)    (0.57)    (0.51)       (0.27)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 11.26   $ 10.13   $ 10.91   $ 11.37      $ 11.36
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             15.81%    (4.08%)   13.74%     9.03%        2.29%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $15,633   $23,515   $15,734   $28,488      $28,609
   Ratio of Expenses to Average Net Assets (1)                            0.50%*    0.50%     0.50%     0.51%        0.50%*
   Ratio of Net Investment Income to Average Net Assets                   4.74%*    5.39%     5.56%     4.58%        4.65%*
   Portfolio Turnover Rate                                                  94%       69%       57%       51%          12%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                               0.25%*    0.09%     0.19%     0.15%        0.09%*
     Ratio Including Expense Offsets                                        N/A       N/A       N/A     0.50%        0.50%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.
++   Reflects a 2.5 for 1 share split effective August 13, 1993.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1997 are unaudited)

GLOBAL FIXED INCOME PORTFOLIO
                                        --------------------------------------------------------------------------------------
                                                                      Institutional Class
                                        --------------------------------------------------------------------------------------
                                             April 3,                     Year Ended                            Six Months
                                            1993** to                    September 30,                               Ended
                                        September 30,         ---------------------------------------            March 31,
                                                 1993            1994            1995            1996                 1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                       $ 10.00         $ 10.67         $ 10.20         $ 11.05              $ 11.01
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                         0.13            0.58            0.71            0.63                 0.25
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                              0.61           (0.61)           0.81            0.09                (0.34)
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                      0.74           (0.03)           1.52            0.72                (0.09)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                        (0.07)          (0.41)          (0.67)          (0.71)               (0.49)
   Realized Net Gain                               --           (0.03)             --           (0.05)               (0.16)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.07)          (0.44)          (0.67)          (0.76)               (0.65)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $ 10.67         $ 10.20         $ 11.05         $ 11.01              $ 10.27
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    7.43%          (0.29%)         15.54%           6.83%               (1.02%)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                              $53,164         $43,066         $55,147         $67,282              $76,658
   Ratio of Expenses to
     Average Net Assets (1)                     0.58%*          0.57%           0.58%           0.60%                0.57%*
   Ratio of Net Investment
     Income to Average Net
     Assets                                     5.08%*          5.48%           6.34%           5.25%                5.53%*
   Portfolio Turnover Rate                        30%            117%            118%            133%                  82%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION
    ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
     Reduction in Ratio due
       to Expense
       Reimbursement/Waiver                     0.18%*            N/A             N/A             N/A                  N/A
     Ratio Including Expense
       Offsets                                    N/A             N/A           0.56%           0.58%                0.56%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.

INTERNATIONAL FIXED INCOME PORTFOLIO
                                                        ----------------------------------------------------------------------
                                                                               Institutional Class
                                                        ----------------------------------------------------------------------
                                                            April 29,               Year Ended                  Six Months
                                                            1994** to              September 30,                     Ended
                                                        September 30,        ------------------------            March 31,
                                                                 1994            1995            1996                 1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00         $ 10.05         $ 11.01              $ 10.77
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                         0.21            0.67            0.52                 0.27
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                (0.11)           0.92            0.12                (0.54)
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 0.10            1.59            0.64                (0.27)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        (0.05)          (0.63)          (0.80)               (0.38)
   Realized Net Gain                                               --              --           (0.08)               (0.26)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (0.05)          (0.63)          (0.88)               (0.64)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.05         $ 11.01         $ 10.77              $  9.86
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    1.01%          16.36%           6.13%               (2.81%)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $66,879        $127,882        $143,137             $150,271
   Ratio of Expenses to Average Net Assets (1)                  0.60%*          0.54%           0.53%                0.54%*
   Ratio of Net Investment Income to Average
     Net Assets                                                 5.83%*          6.35%           5.39%                5.50%*
   Portfolio Turnover Rate                                        31%            140%            124%                  47%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                     0.11%*            N/A             N/A                  N/A
     Ratio Including Expense Offsets                              N/A           0.54%           0.53%                0.54%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
**   Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                                    ----------------------------------------------------------
                                                                                     Institutional Class
                                                                    ----------------------------------------------------------
                                                                     October 3,               Year              Six Months
                                                                      1994** to               Ended               Ended
                                                                    September 30,         September 30,          March 31
                 INTERMEDIATE DURATION PORTFOLIO                        1995                  1996                 1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.00               $ 10.68            $ 10.28
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                     0.69                  0.60               0.17
   Net Realized and Unrealized Gain (Loss) on Investments                    0.42                  0.03               0.13
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             1.11                  0.63               0.30
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                    (0.43)                (0.65)             (0.29)
   Realized Net Gain                                                           --                 (0.38)             (0.15)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         (0.43)                (1.03)             (0.44)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $ 10.68               $ 10.28            $ 10.14
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               11.39%                 6.27%              2.95%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                  $19,237               $12,017            $33,927
   Ratio of Expenses to Average Net Assets (1)                              0.52%*                0.56%              0.54%*
   Ratio of Net Investment Income to Average Net Assets                     6.56%*                6.17%              5.52%*
   Portfolio Turnover Rate                                                   168%                  251%               112%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                 0.08%*                0.13%              0.06%*
     Ratio Including Expense Offsets                                        0.52%*                0.52%              0.52%*
------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period ++
(Amounts for the six months ended March 31, 1997 are unaudited)

BALANCED PORTFOLIO
                                        --------------------------------------------------------------------------------------
                                                                        Institutional Class
                                        --------------------------------------------------------------------------------------
                                         December 31,                       Year Ended                          Six Months
                                            1992** to                      September 30,                             Ended
                                        September 30,         ---------------------------------------            March 31,
                                                 1993            1994            1995            1996                 1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                       $ 11.06         $ 11.84         $ 11.28         $ 13.06              $ 13.81
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                         0.25            0.47            0.54            0.53                 0.24
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                              0.66           (0.45)           1.78            1.15                 0.82
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                      0.91            0.02            2.32            1.68                 1.06
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                        (0.13)          (0.43)          (0.47)          (0.50)               (0.33)
   Realized Net Gain                                -           (0.15)          (0.07)          (0.43)               (1.39)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.13)          (0.58)          (0.54)          (0.93)               (1.72)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                                       $ 11.84         $ 11.28         $ 13.06         $ 13.81              $ 13.15
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    8.31%           0.19%          21.37%          13.47%                7.89%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                             $291,762        $309,596        $334,630        $300,868             $305,494
   Ratio of Expenses to
     Average Net Assets (1)                     0.58%*          0.58%           0.58%           0.57%                0.58%*
   Ratio of Net Investment
     Income to Average Net
     Assets                                     3.99%*          4.06%           4.55%           3.85%                3.55%*
   Portfolio Turnover Rate                        62%             75%             95%            110%                  81%
   Average Commission Rate
     ###                                          N/A             N/A             N/A        $ 0.0521             $ 0.0573
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION
    ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
     Ratio Including Expense
       Offsets                                    N/A             N/A           0.57%           0.57%                0.57%*
------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations

                                                                                                             -----------------
                                                                                                             Adviser Class
                                                                                                             -----------------
                                                                                                               November 1,
                                                                                                                1996*** to
                                                                                                                 March 31,
                                                                                                                      1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 14.05
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                                              0.16
   Net Realized and Unrealized Gain (Loss) on Investments                                                             0.52
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                                      0.68
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                                             (0.18)
   Realized Net Gain                                                                                                 (1.39)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                  (1.57)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 13.16
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                         7.88%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                                           $13,601
   Ratio of Expenses to Average Net Assets (2)                                                                       0.82%*
   Ratio of Net Investment Income to Average Net Assets                                                              3.21%*
   Portfolio Turnover Rate                                                                                             81%
   Average Commission Rate ###                                                                                     $0.0573
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                                                                 0.81%*
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Adviser Class shares.
--------------------------------------------------------------------------------
*    Annualized.
++   Reflects a 2.5 for 1 split effective August 13, 1993.
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 1997 are unaudited)

                                                         ---------------------------------------------------------------------
                                                                                Institutional Class
                                                         ---------------------------------------------------------------------
                                                            July 29,                  Year Ended                Six Months
                                                           1994** to                September 30,                  Ended
                                                         September 30,          -----------------------          March 31,
              MULTI-ASSET-CLASS PORTFOLIO                    1994                1995             1996              1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00          $ 9.97          $ 11.34            $ 12.28
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                          0.07            0.44             0.46               0.18
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                 (0.10)           1.33             1.05               0.72
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 (0.03)           1.77             1.51               0.90
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                            --           (0.40)           (0.42)             (0.30)
   Realized Net Gain                                                --              --            (0.15)             (1.08)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 --           (0.40)           (0.57)             (1.38)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 9.97         $ 11.34          $ 12.28            $ 11.80
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    (0.30%)         18.28%           13.75%              7.56%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                       $51,877         $96,839         $129,558           $140,539
   Ratio of Expenses to Average Net Assets (1)                   0.58%*          0.58%            0.58%              0.70%*
   Ratio of Net Investment Income to Average Net
     Assets                                                      4.39%*          4.56%            3.82%              3.17%*
   Portfolio Turnover Rate                                         20%            112%             122%                67%
   Average Commission Rate ###                                     N/A             N/A         $ 0.0225           $ 0.0249
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                      0.26%*          0.14%            0.08%              0.07%*
     Ratio Including Expense Offsets                               N/A           0.58%            0.58%              0.70%*
------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations

                                                                                       ---------------------------------------
                                                                                                 Investment Class
                                                                                       ---------------------------------------
                                                                                                               Six Months
                                                                                       June 10, 1996***           Ended
                                                                                       to September 30,         March 31,
                                                                                             1996                  1997
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 12.17            $ 12.27
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                                           0.13               0.19
   Net Realized and Unrealized Gain (Loss) on Investments                                          0.08               0.70
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                   0.21               0.89
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                          (0.11)             (0.29)
   Realized Net Gain                                                                                 --              (1.08)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                               (0.11)             (1.37)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                  $ 12.27            $ 11.79
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                      1.75%              7.48%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                                        $ 3,074            $ 3,989
   Ratio of Expenses to Average Net Assets (2)                                                    0.73%*             0.93%*
   Ratio of Net Investment Income to Average Net Assets                                           3.68%*             2.95%*
   Portfolio Turnover Rate                                                                         122%                67%
   Average Commission Rate ###                                                                  $0.0225            $0.0249
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                                       0.08%*             0.58%*
     Ratio Including Expense Offsets                                                              0.73%*             0.93%*
------------------------------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares.
--------------------------------------------------------------------------------
*    Annualized
### For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1997, the Fund was comprised of twenty-four active portfolios (each referred to as a "Portfolio"). Effective January 30, 1996, the Board of Trustees of the Funds approved the offering of three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

On October 15, 1996, the Fixed Income Portfolio began offering Investment Class shares. The Fixed Income and Balanced Portfolios began offering Adviser Class shares on November 7, 1996 and November 1, 1996, respectively, and the Mid Cap Growth and High Yield Portfolios each began offering Adviser Class shares on January 31, 1997. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income, Advisory Mortgage, and Emerging Markets Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Futures contracts (secured by securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, can enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

     Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and generally limited to the amount of net interest payments to be

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     received and/or favorable movements in the value of the underlying security, if any, at the date of the default.

 6. WRITTEN INTEREST RATE FLOOR AGREEMENTS: A Portfolio will utilize written interest rate floors to protect itself against fluctuations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate in exchange for the premium received. When a Portfolio writes an interest rate floor the premium received by the Portfolio is recorded as a liability and is amortized to interest income over the term of the agreement. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as reductions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in the interest rates or the index underlying these transactions.

 7. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 8. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

 9. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Domestic Fixed Income, Cash Reserves, Mortgage-Backed Securities, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract (if any) at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

11. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for the Municipal and PA Municipal Portfolios which are declared and paid monthly, Small Cap Value, International Equity, Mid Cap Growth and Mid Cap Value Portfolios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
     (loss), undistributed realized net gain (loss) and paid in capital.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

     Dividend income and distributions to shareholder are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Securities classified as Value and Mid Cap Growth in the Equity, Balanced and Multi-Asset-Class Portfolios are those acquired on the basis of measures of value and growth, respectively, deemed appropriate by the Investment Adviser. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attrib-

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     uted are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Group, Inc., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 1997 the investment advisory fees of each of the Portfolios were:

                                      Annual
                                Investment Advisory
         Portfolio                      Fee
----------------------------    -------------------
Value                                  0.500%
Equity                                 0.500
Small Cap Value                        0.750
International Equity                   0.500
Mid Cap Growth                         0.500
Mid Cap Value                          0.750
Fixed Income                           0.375
Domestic Fixed Income                  0.375
High Yield                             0.375
Cash Reserves                          0.250
Fixed Income II                        0.375
Mortgage-Backed Securities             0.375
Limited Duration                       0.300
Special Purpose Fixed Income           0.375
Municipal                              0.375
PA Municipal                           0.375
Global Fixed Income                    0.375
International Fixed Income             0.375
Intermediate Duration                  0.375
Balanced                               0.450
Multi-Asset-Class                      0.650

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the following Portfolios if annual operating expenses of the Institutional Class shares exceed the following percentages of average daily net assets:

                                       Annual
          Portfolio              Operating Expenses
-----------------------------    ------------------
Mid Cap Value                           0.88%
Domestic Fixed Income                   0.50
Cash Reserves                           0.32
Mortgage-Backed Securities              0.50
Limited Duration                        0.42
Municipal                               0.50
PA Municipal                            0.50
Intermediate Duration                   0.52
Multi-Asset-Class                       0.78

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each of the Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services. CGFSC also receives additional class specific administration fees for the Investment Class shares and Adviser Class shares. For the period ended March 31, 1997, CGFSC earned, net of reimbursement, $7,000 and $5,000 in class specific administration fees for the Investment Class shares and Adviser Class shares, respectively.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services pursuant to separate Distribution Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing accounts. The Adviser Class of shares will pay service and distribution fees of 0.25% for such services under the 12b-1 plan adopted

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

by the Fund. The Investment Class of shares will pay a shareholder servicing fee of 0.15%. The shareholder servicing fee, also an asset-based fee, is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Funds, serves as custodian for the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC is a wholly owned subsidiary of Morgan Stanley Group, Inc.

For the six months ended March 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at March 31, 1997:

                             MSTC           Custody
                         Custody Fees     Fees Payable
                           Incurred         to MSTC
                            (000)            (000)
                         ------------     ------------
International Equity         $100             $ 49
Global Fixed Income            12                2
International Fixed
  Income                       19                7
Multi-Asset-Class              12               45

For the six months ended March 31, 1997, the following Portfolio paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

                                     Brokerage
                                     Commission
                                       (000)
                                     ----------
Mid Cap Growth                           $3

F. TRUSTEES FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are credited to an account that will be treated as if they had been invested in the Portfolios selected by the Trustee. The deferred fees payable, and the corresponding value of shares owned by the Portfolios to hedge the potential change in value of the deferred fees, at March 31, 1997, totaled $175,000. The value of shares owned by the Portfolios is included in Other Assets in each Portfolio's Statement of Net Assets.

Expenses for the period ended March 31, 1997 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the period ended March 31, 1997, purchases and sales of investment securities other than temporary cash investments were:

                                  (000)
                         ------------------------
       Portfolio          Purchases      Sales
-----------------------  -----------  -----------
Value                    $   807,983  $   553,260
Equity                       674,803      995,231
Small Cap Value              425,527      470,622
International Equity         218,972      220,088
Mid Cap Growth               255,573      269,571
Mid Cap Value                170,481      124,914
Fixed Income               2,728,339    2,242,302
Domestic Fixed Income        103,225      107,166
High Yield                   283,385      171,730
Cash Reserves                     --           --
Fixed Income II              174,976      188,684
Mortgage-Backed
  Securities                  55,699       54,892
Limited Duration              50,523       55,698
Special Purpose
Fixed Income                 527,380      543,537
Municipal                     24,530       17,037
PA Municipal                   4,750        3,171
Global Fixed Income           60,935       52,867
International Fixed
  Income                      54,279       56,153
Intermediate Duration         49,755       27,708
Balanced                     250,242      261,556
Multi-Asset-Class             86,955       91,233

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 1997, cost and unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                        (000)
                   ------------------------------------------------
    Portfolio         Cost     Appreciation  Depreciation    Net
------------------ ----------  ------------  ------------  --------
Value              $2,297,146    $410,023      $(30,933)   $379,090
Equity              1,163,953     197,459       (24,601)    172,858
Small Cap Value       588,337      73,265       (34,293)     38,972
International
  Equity              645,523      96,202       (30,335)     65,867
Mid Cap Growth        354,572      54,105       (20,380)     33,725
Mid Cap Value         109,102       5,476        (5,680)       (204)
Fixed Income        2,918,996      14,065       (46,410)    (32,345)
Domestic Fixed
  Income              116,901         271        (1,767)     (1,496)
High Yield            406,815       9,414        (7,540)      1,874
Cash Reserves          78,563          --            --          --
Fixed Income II       205,962       1,023        (3,627)     (2,604)
Mortgage-Backed
  Securities           78,733         707        (1,139)       (432)
Limited Duration      124,210         120          (815)       (695)
Special Purpose
  Fixed Income        543,027       4,388        (8,571)     (4,183)
Municipal              59,363       2,347          (190)      2,157
PA Municipal           27,166       1,137          (117)      1,020
Global Fixed
  Income               80,840         232        (2,369)     (2,137)
International
  Fixed Income        153,814       1,018        (6,448)     (5,430)
Intermediate
  Duration             39,602          50          (552)       (502)
Balanced              318,857      29,266        (6,473)     22,793
Multi-Asset-Class     137,838      12,724        (3,024)      9,700

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 1997, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                 (000)
                        ------------------------------------------------------------
                                                                          Net
                         Currency       In                               Unrealized
                           to        Exchange   Settlement              Appreciation
Portfolio                Deliver        For        Date       Value    (Depreciation)
---------               ---------    ---------  ----------  ---------  --------------
INTERNATIONAL EQUITY
Purchases
US$                      763  AUD        975     4/1/97     US$  764      US$    1
                         598  GBP        368     4/1/97          605             7
                         186  NLG        354     4/1/97          189             3
                         947  AUD      1,211     4/2/97          949             2
                       1,295  GBP        796     4/2/97        1,309            14
                                                                       -----------
                                                                          US$   27
                                                                       -----------
Sales
JPY                  136,963  US$      1,107     4/1/97    US$ 1,108      US$   (1)
ATS                    8,293             701     4/2/97          703            (2)
                                                                       -----------
                                                                          US$   (3)
                                                                       -----------
                                                                          US$   24
                                                                       -----------

                                                           (000)
                                ----------------------------------------------------------------
                                                                                       Net
                                 Currency           In                              Unrealized
                                    to           Exchange   Settlement             Appreciation
Portfolio                        Deliver           For         Date      Value    (Depreciation)
---------                       ---------       ---------  ----------  ---------  --------------
FIXED INCOME
Purchases
US$                             41,104  DEM     66,500    4/21/97   US$39,936      US$ (1,168)
                                   954  CAD      1,315    5/27/97         955               1
                                   392  SEK      2,945    5/28/97         392              --
                                                                                  -----------
                                                                                   US$ (1,167)
                                                                                  -----------
Sales
DEM                             66,500  US$     42,115    4/21/97   US$39,936       US$ 2,179
CAD                             34,830          25,726    5/27/97      25,285             441
SEK                            358,930          47,644    5/28/97      47,811            (167)
                                                                                  -----------
                                                                                    US$ 2,453
                                                                                  -----------
                                                                                    US$ 1,286
                                                                                  -----------
FIXED INCOME II
Purchases
US$                              3,733  DEM      6,040    4/21/97   US$ 3,627        US$ (106)
                                    73  CAD        100    5/27/97          73              --
                                    25  SEK        255    5/28/97          34               9
                                                                                  -----------
                                                                                     US$  (97)
                                                                                  -----------
Sales
DEM                              6,040  US$      3,825    4/21/97   US$ 3,627        US$  198
CAD                              2,935           2,168    5/27/97       2,131              37
CAD                                 34              25    5/28/97          25              --
SEK                             29,090           3,864    5/28/97       3,875             (11)
                                                                                  -----------
                                                                                     US$  224
                                                                                  -----------
                                                                                     US$  127
                                                                                  -----------
SPECIAL PURPOSE FIXED INCOME
Purchases
US$                              8,814  DEM     14,260    4/21/97   US$ 8,564        US$ (250)
                                   152  CAD        210    5/27/97         152              --
                                    74  SEK        555    5/28/97          74              --
                                                                                  -----------
                                                                                     US$ (250)
                                                                                  -----------
Sales
DEM                             14,260  US$      9,031    4/21/97   US$ 8,564        US$  467
CAD                              6,335           4,679    5/27/97       4,599              80
SEK                             71,395           9,478    5/28/97       9,510             (32)
                                                                                  -----------
                                                                                     US$  515
                                                                                  -----------
                                                                                     US$  265
                                                                                  -----------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                            (000)
                               ----------------------------------------------------------------
                                                                                     Net
                               Currency           In                              Unrealized
                                  to           Exchange   Settlement             Appreciation
Portfolio                       Deliver          For         Date      Value    (Depreciation)
---------                      ---------       ---------  ----------  ---------  --------------
GLOBAL FIXED INCOME
Purchases
US$                             6,822  DEM     11,115    4/23/97   US$ 6,676      US$ (146)
                                  418  ESP     56,750    4/23/97         402           (16)
                                  344  ITL    555,000    4/23/97         333           (11)
                                  278  ITL    450,000     5/5/97         269            (9)
                                2,709  ESP    375,000     5/6/97       2,654           (55)
                                  784  GBP        485     5/6/97         797            13
                                7,323  JPY    881,000     5/6/97       7,165          (158)
                                1,552  ITL  2,635,000    5/21/97       1,577            25
                                4,232  JPY    520,250    5/21/97       4,241             9
                                1,850  CAD      2,500    5/27/97       1,815           (35)
                                1,155  ESP    164,000    5/27/97       1,161             6
                                                                               -----------
                                                                                  US$ (377)
                                                                               -----------
Sales
DEM                               880  US$        546    4/23/97    US$  529      US$   17
DEM                             4,190           2,495    4/23/97       2,516           (21)
ITL                           555,000             351    4/23/97         333            18
DEM                             2,530           1,553     5/5/97       1,521            32
DEM                             3,125           1,904    5/12/97       1,880            24
SEK                            12,740           1,730    5/13/97       1,696            34
SEK                            13,205           1,777    5/20/97       1,758            19
AUD                               805             621    5/27/97         631           (10)
CAD                             1,050             773    5/27/97         762            11
GBP                             1,625           2,650    5/27/97       2,670           (20)
CAD                             1,070             787    5/30/97         776            11
DKK                             2,695             422    5/30/97         426            (4)
FRF                             3,130             543    6/10/97         560           (17)
CHF                             1,605           1,108    6/30/97       1,127           (19)
                                                                               -----------
                                                                                  US$   75
                                                                               -----------
                                                                                  US$ (302)
                                                                               -----------
INTERNATIONAL FIXED INCOME
Purchases
US$                             7,714  DEM     12,705    4/14/97   US$ 7,626      US$  (88)
                                1,588  DEM      2,665    4/17/97       1,600            12
                                1,546  ESP    210,000    4/23/97       1,486           (60)
                                1,541  DEM      2,620    4/23/97       1,574            33
                                9,420  DEM     15,265    4/23/97       9,168          (252)
                               11,388  FRF     62,030    4/23/97      11,068          (320)
                                1,521  DEM      2,570     5/5/97       1,545            24
                                1,524  ITL  2,465,000     5/5/97       1,476           (48)
                                1,527  GBP        945     5/6/97       1,553            26
                               10,064  JPY  1,212,000     5/6/97       9,857          (207)
                                2,962  ITL  4,825,000     5/7/97       2,890           (72)
                                3,178  ITL  5,395,000    5/21/97       3,229            51
                                8,646  JPY  1,063,000    5/21/97       8,664            18
                                4,219  CAD      5,700    5/27/97       4,138           (81)
                                9,095  ESP  1,291,000    5/27/97       9,138            43
                                6,265  JPY    752,000    6/10/97       6,148          (117)
                                                                               -----------
                                                                                US$ (1,038)
                                                                               -----------
Sales
ITL                             4,144  US$          2     4/1/97    US$    2      US$   --
DEM                             2,665           1,565    4/17/97       1,600           (35)
DEM                            11,460           7,109    4/23/97       6,883           226
DEM                             8,975           5,321    4/23/97       5,391           (70)
FRF                            33,790           6,148    4/23/97       6,029           119
ITL                         7,085,000           4,479    4/23/97       4,246           233
NLG                             4,910           2,660    4/30/97       2,624            36
DEM                             4,680           2,873     5/5/97       2,813            60
GBP                               945           1,508     5/6/97       1,553           (45)
JPY                           113,000             927     5/6/97         919             8
SEK                             5,130             697    5/13/97         683            14
SEK                            43,105           5,750    5/20/97       5,740            10
AUD                             1,375           1,060    5/27/97       1,077           (17)
CAD                             2,085           1,535    5/27/97       1,513            22
GBP                             3,145           5,130    5/27/97       5,168           (38)
CHF                             3,255           2,247    6/30/97       2,286           (39)
                                                                               -----------
                                                                                  US$  484
                                                                               -----------
                                                                                  US$ (554)
                                                                               -----------

INTERMEDIATE DURATION
Purchases
US$                               624  DEM      1,010    4/21/97    US$  606      US$  (18)
                                  596  SEK      4,575    5/28/97         610            14
                                  291  DEM        495    5/30/97         298             7
                                    7  CAD         10    6/16/97           7            --
                                                                               -----------
                                                                                  US$    3
                                                                               -----------
Sales
DEM                             1,010  US$        640    4/21/97    US$  607      US$   33
DEM                             9,830           1,305    5/28/97       1,309            (4)
DEM                               495             294    5/30/97         298            (4)
CAD                             1,395           1,029    6/16/97       1,014            15
                                                                               -----------
                                                                                  US$   40
                                                                               -----------
                                                                                  US$   43
                                                                               -----------
BALANCED
Purchases
US$                             2,624  DEM      4,245    4/21/97   US$ 2,549      US$  (75)
                                                                               -----------
                                                                                  US$  (75)
                                                                               -----------
Sales
DEM                             4,245  US$      2,688    4/21/97   US$ 2,549      US$  139
CAD                             1,760           1,300    5/27/97       1,278            22
SEK                            19,815           2,631    5/28/97       2,639            (8)
                                                                               -----------
                                                                                  US$  153
                                                                               -----------
                                                                                  US$   78
                                                                               -----------
MULTI-ASSET-CLASS
Purchases
US$                                62  GBP         38     4/1/97    US$   62      US$   --
                                  100  DKK        595    4/14/97          94            (6)
                                  703  FRF      3,830    4/23/97         683           (20)
                                  609  DEM        990    4/23/97         596           (13)
                                   46  DEM         75    4/23/97          45            (1)
                                  184  ESP     25,000    4/23/97         177            (7)
                                  134  DEM        220     5/5/97         132            (2)
                                  384  JPY     46,500     5/6/97         378            (6)
                                   51  ITL     87,000    5/21/97          52             1
                                  108  ITL    180,000    5/21/97         108            --
                                  248  CAD        335    5/27/97         243            (5)
                                  387  ESP     55,000    5/27/97         389             2
                                  408  JPY     49,000    6/10/97         401            (7)
                                                                               -----------
                                                                                  US$  (64)
                                                                               -----------
Sales
FRF                             1,600  US$        291    4/23/97    US$  285      US$    6
DEM                             1,560             968    4/23/97         937            31
DEM                               600             359    4/23/97         360            (1)
DEM                               220             135     5/5/97         132             3
JPY                            25,000             205     5/6/97         203             2
SEK                             2,035             276    5/13/97         271             5
SEK                               580              76    5/20/97          77            (1)
AUD                                50              38    5/27/97          39            (1)
CAD                               290             213    5/27/97         210             3
GBP                               105             171    5/27/97         172            (1)
CHF                               310             214    6/30/97         218            (4)
                                                                               -----------
                                                                                  US$   42
                                                                               -----------
                                                                                  US$  (22)
                                                                               -----------

             ATS   --    Austrian Schilling
             AUD   --    Australian Dollar
             CAD   --    Canadian Dollar
             CHF   --    Swiss Franc
             DEM   --    German Mark
             DKK   --    Danish Krone
             ESP   --    Spanish Peseta
             FRF   --    French Franc
             GBP   --    British Pound
             ITL   --    Italian Lira
             JPY   --    Japanese Yen
             NLG   --    Netherlands Guilder
             SEK   --    Swedish Krona
             US$   --    U.S. Dollar

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. FUTURES CONTRACTS: At March 31, 1997, the following Portfolios had futures contracts open:

                                                         Unrealized
                              Aggregate                 Appreciation
                  Number of   Face Value   Expiration  (Depreciation)
    Portfolio     Contracts     (000)         Date         (000)
----------------- ---------  ------------  ----------  --------------
Purchases:
 INTERNATIONAL
   EQUITY
  FTSE 100 Index       40     GBP   4,313    Jun-97        US$   (116)
 FIXED INCOME
  U.S. Treasury 2
   yr. Note         1,307     US$ 267,445    Jun-97            (2,419)
 DOMESTIC FIXED
   INCOME
  U.S. Treasury 2
   yr. Note            46     US$   9,413    Jun-97               (83)
  U.S. Treasury
   10 yr. Note         11     US$   1,161    Jun-97               (23)
 FIXED INCOME II
  U.S. Treasury 2
   yr. Note            68     US$  13,915    Jun-97              (115)
  U.S. Treasury
   Long Bond           14     US$   1,477    Jun-97               (29)
 LIMITED DURATION
  U.S. Treasury 2
   yr. Note            56     US$  11,459    Jun-97              (112)
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 2
   yr. Note           252     US$  51,566    Jun-97              (456)
  U.S. Treasury
   Long Bond           74     US$   7,934    Jun-97              (241)
 MUNICIPAL
  U.S. Treasury 5
   yr. Note           185     US$  19,295    Jun-97              (413)
  U.S. Treasury
   10 yr. Note         20     US$   2,110    Jun-97               (70)
 PA MUNICIPAL
  U.S. Treasury 5
   yr. Note            76     US$   7,927    Jun-97              (179)
  U.S. Treasury
   10 yr. Note         24     US$   2,532    Jun-97               (67)
 GLOBAL FIXED
   INCOME
  Japanese 10 yr.
   Government
   Bond                 4    JPY    4,147    Jun-97                31
 INTERNATIONAL
   FIXED INCOME
  German 10 yr.
   Government
   Bond                56     DEM   8,168    Jun-97              (224)
  Japanese 10 yr.
   Government
   Bond                16    JPY   16,500    Jun-97                60
 INTERMEDIATE
   DURATION
  U.S. Treasury 2
   yr. Note            18     US$   3,683    Jun-97               (32)
  U.S. Treasury
   Long Bond           10     US$   1,072    Jun-97                45
  BALANCED
  U.S. Treasury 2
   yr. Note            74     US$  15,142    Jun-97        US$   (136)

MULTI-ASSET-CLASS
  CAC 40 Index          8     FRF   4,253    Apr-97                21
  DAX Index            10     DEM   3,424    Jun-97                58
  FTSE 100 Index        3     GBP     323    Jun-97                (9)
  IBEX 35 Index         7    ESP   37,923    Apr-97                (2)
  MIB 30 Index          9    ITL 1,574,730   Jun-97                12
  Nikkei 225
   Index                5    JPY   44,688    Jun-97                (3)
  OMX Index            10     SEK   2,169    Apr-97                12
  S&P 500 Index         7     US$   2,653    Jun-97              (217)
  U.S. Treasury 2
   yr. Note            20     US$   4,093    Jun-97               (37)
Sales:
 FIXED INCOME
  90 day
   Eurodollar         180     US$  41,935   Jun-97-
                                             Mar-01               342
  U.S. Treasury 5
   yr. Note         1,237    US$  129,015    Jun-97             2,904
 DOMESTIC FIXED
   INCOME
  U.S. Treasury 5
   yr. Note            28     US$   2,920    Jun-97                66
 FIXED INCOME II
  U.S. Treasury 5
   yr. Note            68     US$   7,092    Jun-97               160
 MORTGAGE-BACKED
   SECURITIES
  U.S. Treasury 2
   yr. Note           124     US$  25,374    Jun-97               191
  U.S. Treasury 5
   yr. Note            15     US$   1,564    Jun-97                36
  U.S. Treasury
   10 yr. Note         70     US$   7,385    Jun-97               189
  U.S. Treasury
   Long Bond           10     US$   1,072    Jun-97                49
 LIMITED DURATION
  U.S. Treasury
   10 yr. Note         40     US$   4,220    Jun-97               136
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 5
   yr. Note           445     US$  46,412    Jun-97             1,045
 MUNICIPAL
  U.S. Treasury
   Long Bond           29     US$   3,109    Jun-97               141
 PA MUNICIPAL
  U.S. Treasury
   Long Bond           19     US$   2,037    Jun-97                92
 INTERMEDIATE
   DURATION
  U.S. Treasury 5
   yr. Note            32     US$   3,338    Jun-97                75
  BALANCED
  U.S. Treasury 5
   yr. Note           121     US$  12,620    Jun-97               284
MULTI-ASSET-CLASS
  U.S. Treasury 5
   yr. Note             6     US$     626    Jun-97        US$     14
  U.S. Treasury
   Long Bond           27     US$   2,895    Jun-97                99

             DEM   --    German Mark
             ESP   --    Spanish Peseta
             FRF   --    French Franc
             GBP   --    British Pound
             ITL   --    Italian Lira
             JPY   --    Japanese Yen
             SEK   --    Swedish Krona
             US$   --    U.S. Dollar

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SWAP AGREEMENTS: At March 31, 1997, the following Portfolios had open Interest Rate Swap Agreements:

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
       --------------------------------------------------------
MUNICIPAL
     $10,300    Agreement with Bankers Trust
                Company terminating January 9,
                2006 to pay fixed rate at 6.05%
                semiannually and to receive 3
                month LIBOR quarterly.
                                                       $777
                                                  ---------
PA MUNICIPAL
      $4,650    Agreement with Bankers Trust
                Company terminating January 9,
                2006 to pay fixed rate at 6.05%
                semiannually and to receive 3
                month LIBOR quarterly.
                                                       $351
                                                  ---------

LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At March 31, 1997, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                            Expiration Date
                             September 30,
                                 (000)
                        -----------------------
     Portfolio          2002     2003      2004
--------------------    ----     -----     ----
High Yield              $ --     $ 141     $851
Mortgage-Backed
  Securities              --     3,206       --
Limited Duration          --     4,395      172
Municipal                120       153      134
PA Municipal              --       216       --

I. IN-KIND TRANSACTIONS. For the period ended March 31, 1997, the following Portfolios realized gains (losses) from in-kind redemptions of approximately:

              Portfolio                  (000)
--------------------------------------  -------
Value                                   $54,205
Mid Cap Growth                            7,054

J. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the period ended March 31, 1997, the following Portfolios had security lending fees totaling:

                                         Fees
              Portfolio                  (000)
-------------------------------------   -------
Value                                   $    71
Equity                                      119
International Equity                         74
Mid Cap Growth                              110
Fixed Income                                 37
Fixed Income II                               2
Special Purpose Fixed Income                  1
Balanced                                     13

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 1997, was as follows:

                              Value of        Value
                               Loaned           of
                             Securities     Collateral
         Portfolio             (000)          (000)
---------------------------  ----------     ----------
Value                         $  67,951      $  79,385
Equity                           48,732         49,345
International Equity             80,935         85,097
Mid Cap Growth                   47,210         50,994
Fixed Income                     42,515         44,355
Fixed Income II                   3,498          3,649
Balanced                          5,517          5,948

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $329,000 and $262,000 respectively, for the period ended March 31, 1997.

K. OTHER. At March 31, 1997, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At March 31, 1997, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal and PA Municipal Portfolios are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 1997, approximately 50.1% and 58.3% of the net assets of the Municipal and PA Municipal Portfolios, respectively, are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

                                               PA
                              Municipal     Municipal
                              ---------     ---------
AMBAC                            15.1%         16.0%
FGIC                               --          13.3
MBIA                             17.2          25.6

At March 31, 1997, certain employees of Miller Anderson & Sherrerd, LLP were record owners of approximately 25.76% of the PA Municipal Portfolio. In addition, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                    Percentage
                                   of Ownership
                       ------------------------------------
                       Institutional   Investment   Adviser
      Portfolios           Class         Class       Class
---------------------- -------------   ----------   -------
Value                       13.0%          53.8%      96.5%
Equity                        --           94.7         --
Small Cap Value             11.0             --         --
International Equity        10.0           84.8         --
Mid Cap Growth              20.5             --      100.0
Mid Cap Value               52.1           88.2         --
FIxed Income                  --           93.2       96.2
Domestic Fixed Income       32.5             --         --
High Yield                    --           96.6         --
Cash Reserves               40.6             --         --
Fixed Income II             24.0             --         --
Mortgage-Backed
  Securities                92.3             --         --
Limited Duration            25.2             --         --
Special Purpose Fixed
  Income                      --           91.5         --
Municipal                   49.7             --         --
PA Municipal                59.9             --         --
Global Fixed Income         49.4             --         --
International Fixed
  Income                    66.5             --         --
Intermediate Duration       84.5             --         --
Balanced                    29.9             --         --
Multi-Asset-Class           19.3          100.0       99.2

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER MEETING:

At a special shareholder meeting held on December 17, 1996, shareholders of the Multi-Asset-Class Portfolio voted on the following proposal.

1. To approve an amendment to the investment advisory agreement between the Fund and Miller Anderson & Sherred, LLP with respect to the Multi-Asset-Class Portfolio which would increase the investment advisory fee payable to Miller Anderson & Sherred, LLP.

  Voted        Voted
   For        Against     Abstentions     Total Shares
----------    --------    -----------     ------------
 6,094,467     654,120      123,712         6,872,299
 =========     =======     ========         =========

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Federal National Mortgage Association; Director, Reliance Group Holdings; Director, Melville Corporation.

JOSEPH P. HEALEY
Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Vice President and Treasurer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Alexander and Alexander Services, Inc., Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA
Vice-President, MAS Funds; Principal Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

DOUGLAS W. KUGLER, CFA
Treasurer, MAS Funds; Vice-President, Morgan Stanley; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Vice President Provident Financial Processing Corporation.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

[MAS FUNDS LOGO]

                                                             [MAS FUNDS ADDRESS]